UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Intermediate Bond
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.88%
Actual		$ 1,000.00	$ 938.70	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Class T	.82%
Actual		$ 1,000.00	$ 939.00	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class B	1.55%
Actual		$ 1,000.00	$ 935.50	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.62%
Actual		$ 1,000.00	$ 935.10	$ 7.77
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.10
Institutional Class	.54%
Actual		$ 1,000.00	$ 939.50	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 36.1%	U.S. Government and U.S. Government Agency Obligations 39.3%
AAA 11.7%	AAA 14.1%
AA 6.5%	AA 8.2%
A 14.8%	A 10.8%
BBB 23.3%	BBB 20.1%
BB and Below 5.1%	BB and Below 4.5%
Not Rated 0.4%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	4.7	4.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	3.5	4.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *	As of August 31, 2008 **
Corporate Bonds 45.8%	Corporate Bonds 39.2%
U.S. Government and U.S. Government Agency Obligations 36.1%	U.S. Government and U.S. Government Agency Obligations 39.3%
Asset-Backed Securities 4.3%	Asset-Backed Securities 5.3%
CMOs and Other Mortgage Related Securities 11.4%	CMOs and Other Mortgage Related Securities 13.1%
Other Investments 0.3%	Other Investments 0.4%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.7%

* Foreign investments	9.1%	** Foreign investments	10.1%
* Futures and Swaps	17.7%	** Futures and Swaps	18.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,126,000	$ 1,060,123
5.875% 3/15/11	418,000	397,883
		1,458,006
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 5.35% 3/1/18	471,000	485,572
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	853,000	840,700
Media - 1.6%
AOL Time Warner, Inc.:
6.75% 4/15/11	379,000	384,622
6.875% 5/1/12	491,000	494,928
Comcast Cable Communications, Inc. 6.75% 1/30/11	103,000	106,728
Comcast Corp.:
4.95% 6/15/16	378,000	337,863
5.5% 3/15/11	77,000	78,122
5.7% 5/15/18	597,000	551,686
5.85% 1/15/10	12,000	12,148
COX Communications, Inc.:
4.625% 1/15/10	431,000	427,317
4.625% 6/1/13	899,000	812,825
News America, Inc.:
4.75% 3/15/10	49,000	47,809
5.3% 12/15/14	176,000	165,753
6.9% 3/1/19 (b)	3,089,000	2,924,659
Time Warner Cable, Inc.:
5.4% 7/2/12	492,000	473,350
5.85% 5/1/17	1,328,000	1,200,953
6.2% 7/1/13	468,000	453,231
6.75% 7/1/18	1,486,000	1,408,838
8.75% 2/14/19	673,000	718,390
Time Warner, Inc. 5.875% 11/15/16	1,232,000	1,154,409
Viacom, Inc. 6.125% 10/5/17	905,000	744,828
		12,498,459
Multiline Retail - 0.0%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	472,000	338,589
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.6%
Home Depot, Inc. 2.0463% 12/16/09 (g)	$ 861,000	$ 836,066
Staples, Inc. 9.75% 1/15/14	3,990,000	4,186,172
		5,022,238
TOTAL CONSUMER DISCRETIONARY		20,643,564
CONSUMER STAPLES - 2.2%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	15,000	12,802
Diageo Capital PLC:
5.2% 1/30/13	209,000	212,724
5.75% 10/23/17	2,056,000	2,048,091
FBG Finance Ltd. 5.125% 6/15/15 (b)	591,000	501,975
PepsiCo, Inc. 7.9% 11/1/18	840,000	1,009,443
		3,785,035
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
2.5025% 6/1/10 (g)	462,000	447,864
6.036% 12/10/28 (b)	462,422	352,953
6.302% 6/1/37 (g)	3,463,000	2,129,745
		2,930,562
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (b)	142,000	132,470
General Mills, Inc.:
5.2% 3/17/15	867,000	870,731
5.65% 2/15/19	319,000	318,733
Kraft Foods, Inc.:
5.625% 11/1/11	737,000	770,218
6.125% 2/1/18	1,012,000	1,005,429
6.75% 2/19/14	109,000	116,347
		3,213,928
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	360,000	351,202
Tobacco - 0.9%
Altria Group, Inc. 9.7% 11/10/18	3,399,000	3,558,746
Philip Morris International, Inc.:
4.875% 5/16/13	1,211,000	1,223,969
5.65% 5/16/18	807,000	783,291
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 589,000	$ 497,445
7.25% 6/15/37	1,575,000	1,146,465
		7,209,916
TOTAL CONSUMER STAPLES		17,490,643
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (b)	687,000	666,026
Noble Drilling Corp. 5.875% 6/1/13	218,000	211,537
Transocean Ltd. 5.25% 3/15/13	698,000	691,357
Weatherford International Ltd.:
4.95% 10/15/13	351,000	299,069
5.15% 3/15/13	1,803,000	1,594,754
		3,462,743
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp. 6.45% 9/15/36	540,000	412,365
BW Group Ltd. 6.625% 6/28/17 (b)	595,000	312,375
Canadian Natural Resources Ltd.:
5.15% 2/1/13	906,000	866,243
5.7% 5/15/17	233,000	205,766
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	830,000	825,243
ConocoPhillips:
4.75% 2/1/14	212,000	214,397
5.75% 2/1/19	1,600,000	1,565,690
Devon Energy Corp. 5.625% 1/15/14	472,000	475,644
Duke Capital LLC 6.25% 2/15/13	201,000	199,251
Duke Energy Field Services:
5.375% 10/15/15 (b)	246,000	201,783
6.875% 2/1/11	466,000	465,033
7.875% 8/16/10	209,000	211,502
El Paso Natural Gas Co. 5.95% 4/15/17	188,000	160,846
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	341,000	342,211
Enbridge Energy Partners LP:
5.875% 12/15/16	364,000	312,155
6.5% 4/15/18	477,000	416,089
9.875% 3/1/19	590,000	612,419
EnCana Holdings Finance Corp. 5.8% 5/1/14	581,000	563,949
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.625% 10/15/09	$ 392,000	$ 390,080
5.6% 10/15/14	394,000	365,852
5.65% 4/1/13	140,000	133,914
Gazstream SA 5.625% 7/22/13 (b)	1,604,145	1,435,710
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	778,000	706,650
Lukoil International Finance BV 6.656% 6/7/22 (b)	246,000	167,280
Nakilat, Inc. 6.067% 12/31/33 (b)	302,000	197,164
Nexen, Inc.:
5.05% 11/20/13	774,000	703,061
5.2% 3/10/15	183,000	156,993
6.4% 5/15/37	1,015,000	716,304
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,517,000	1,466,584
Pemex Project Funding Master Trust 3.2963% 6/15/10 (b)(g)	251,000	242,215
Petro-Canada:
6.05% 5/15/18	435,000	358,576
6.8% 5/15/38	285,000	209,876
Petroleos Mexicanos 8% 5/3/19 (b)	199,000	195,518
Plains All American Pipeline LP 7.75% 10/15/12	475,000	478,310
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	601,000	619,100
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (b)	270,000	236,048
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	548,000	533,313
Source Gas LLC 5.9% 4/1/17 (b)	713,000	534,487
Suncor Energy, Inc. 6.1% 6/1/18	1,222,000	1,007,060
TEPPCO Partners LP:
5.9% 4/15/13	652,000	588,821
6.65% 4/15/18	588,000	495,743
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,462,000	1,365,675
TransCanada PipeLines Ltd. 6.35% 5/15/67 (g)	477,000	288,585
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	525,000	503,484
Valero Energy Corp. 6.625% 6/15/37	745,000	568,823
XTO Energy, Inc.:
5% 1/31/15	352,000	326,767
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16	$ 242,000	$ 227,133
5.9% 8/1/12	896,000	888,064
		24,470,151
TOTAL ENERGY		27,932,894
FINANCIALS - 15.0%
Capital Markets - 3.2%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (g)	471,000	453,166
1.346% 8/21/09 (g)	236,000	232,322
1.3525% 7/16/09 (g)	116,000	114,626
2.4556% 9/9/09 (g)	256,000	251,859
3.25% 3/25/09	138,000	138,005
4.245% 1/7/10	245,000	240,140
4.5% 10/28/10	369,000	366,172
5.3% 10/30/15	236,000	217,660
5.85% 7/19/10	759,000	765,503
6.95% 8/10/12	272,000	281,538
BlackRock, Inc. 6.25% 9/15/17	2,338,000	2,223,291
Goldman Sachs Group, Inc.:
5.25% 10/15/13	1,188,000	1,099,008
5.45% 11/1/12	759,000	731,626
5.95% 1/18/18	803,000	717,780
6.15% 4/1/18	397,000	360,734
6.6% 1/15/12	344,000	345,012
6.75% 10/1/37	1,280,000	910,122
6.875% 1/15/11	55,000	55,752
7.5% 2/15/19	2,354,000	2,331,505
Janus Capital Group, Inc.:
6.125% 9/15/11	483,000	338,026
6.5% 6/15/12	840,000	567,158
Lazard Group LLC:
6.85% 6/15/17	773,000	577,694
7.125% 5/15/15	277,000	210,270
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	2,104,000	1,878,333
6.15% 4/25/13	583,000	512,749
6.875% 4/25/18	534,000	444,317
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
1.6475% 1/9/12 (g)	$ 1,126,000	$ 925,347
1.6975% 1/9/14 (g)	1,007,000	674,887
4.75% 4/1/14	160,000	134,161
5.05% 1/21/11	613,000	604,548
5.45% 1/9/17	200,000	172,580
5.95% 12/28/17	511,000	450,972
6.6% 4/1/12	1,151,000	1,142,887
6.625% 4/1/18	1,475,000	1,362,016
6.75% 4/15/11	168,000	168,688
Northern Trust Corp. 5.5% 8/15/13	272,000	281,379
The Bank of New York, Inc. 4.95% 11/1/12	778,000	782,530
UBS AG Stamford Branch:
5.75% 4/25/18	2,246,000	1,963,808
5.875% 12/20/17	601,000	532,454
		25,560,625
Commercial Banks - 3.2%
American Express Bank FSB 5.5% 4/16/13	2,685,000	2,541,049
ANZ National International Ltd. 6.2% 7/19/13 (b)	221,000	213,721
Bank One Corp.:
5.25% 1/30/13	187,000	181,658
7.875% 8/1/10	139,000	143,427
BB&T Corp. 6.5% 8/1/11	250,000	254,879
Chase Manhattan Corp. 7.875% 6/15/10	313,000	320,346
Credit Suisse First Boston 6% 2/15/18	2,057,000	1,866,156
Credit Suisse First Boston New York Branch 5% 5/15/13	1,368,000	1,320,721
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (b)(g)	1,050,580	829,958
Export-Import Bank of Korea:
5.125% 2/14/11	588,000	568,376
5.25% 2/10/14 (b)	114,000	102,336
5.5% 10/17/12	454,000	429,775
Fifth Third Bancorp:
4.5% 6/1/18	25,000	15,680
8.25% 3/1/38	423,000	306,532
HBOS PLC 6.75% 5/21/18 (b)	679,000	545,088
HSBC Holdings PLC 1.6125% 10/6/16 (g)	130,000	104,248
JPMorgan Chase Bank 6% 10/1/17	422,000	399,260
KeyBank NA 7% 2/1/11	226,000	223,372
Korea Development Bank:
3.875% 3/2/09	720,000	720,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank: - continued
4.625% 9/16/10	$ 369,000	$ 359,110
4.75% 7/20/09	189,000	188,111
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (b)(g)	82,159	68,733
National City Bank, Cleveland:
4.15% 8/1/09	1,907,000	1,893,418
4.5% 3/15/10	592,000	588,230
PNC Funding Corp.:
1.3144% 1/31/12 (g)	1,204,000	957,662
7.5% 11/1/09	408,000	406,560
Rabobank Capital Funding Trust II 5.26% (b)(g)	115,000	49,450
Santander Issuances SA Unipersonal:
1.885% 6/20/16 (b)(g)	397,758	299,487
5.805% 6/20/16 (b)(g)	846,000	592,200
Sovereign Bank 2.88% 8/1/13 (g)	186,453	139,051
Standard Chartered Bank 6.4% 9/26/17 (b)	3,661,000	2,928,185
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(g)	590,000	265,500
Union Planters Corp. 7.75% 3/1/11	121,000	117,571
UnionBanCal Corp. 5.25% 12/16/13	133,000	124,029
Wachovia Bank NA 4.875% 2/1/15	283,000	252,527
Wachovia Corp.:
1.2244% 10/15/11 (g)	808,000	716,897
1.255% 4/23/12 (g)	109,000	94,004
2.2525% 12/1/09 (g)	219,000	216,359
5.625% 10/15/16	684,000	608,322
5.75% 6/15/17	590,000	553,509
Wells Fargo & Co.:
4.2% 1/15/10	530,000	529,333
5.625% 12/11/17	2,063,000	1,958,156
		24,992,986
Consumer Finance - 2.0%
American Express Credit Corp. 5.875% 5/2/13	117,000	107,454
American General Finance Corp. 6.9% 12/15/17	960,000	381,707
Capital One Financial Corp. 2.4694% 9/10/09 (g)	660,000	635,479
Discover Financial Services:
2.6288% 6/11/10 (g)	810,000	717,763
6.45% 6/12/17	460,000	348,004
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
4.8% 5/1/13	$ 5,300,000	$ 4,992,107
5.625% 9/15/17	1,414,000	1,232,375
6.375% 11/15/67 (g)	1,700,000	985,584
Household Finance Corp.:
6.375% 10/15/11	374,000	364,201
7% 5/15/12	94,000	93,473
HSBC Finance Corp.:
5.25% 1/14/11	263,000	258,123
5.25% 1/15/14	212,000	198,179
MBNA Corp. 7.5% 3/15/12	324,000	299,016
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	855,000	803,321
ORIX Corp. 5.48% 11/22/11	77,000	53,320
SLM Corp.:
1.2994% 7/27/09 (g)	531,000	494,347
1.3194% 7/26/10 (g)	2,393,000	1,971,777
1.3894% 10/25/11 (g)	472,000	330,708
2.1963% 3/15/11 (g)	23,000	17,467
4.5% 7/26/10	1,636,000	1,293,373
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	82,954	70,598
		15,648,376
Diversified Financial Services - 2.2%
Bank of America Corp. 7.4% 1/15/11	1,744,000	1,619,095
BTM Curacao Holding NV 1.8975% 12/19/16 (b)(g)	215,437	166,480
CIT Group, Inc.:
1.3866% 6/8/09 (g)	236,000	225,628
4.75% 12/15/10	165,000	125,285
5.4% 2/13/12	494,000	372,898
Citigroup, Inc.:
1.3356% 5/18/11 (g)	566,000	473,546
5.3% 10/17/12	2,125,000	1,884,956
5.5% 4/11/13	2,400,000	2,173,222
6.125% 5/15/18	333,000	287,166
6.5% 1/18/11	263,000	248,065
6.5% 8/19/13	1,239,000	1,155,116
CME Group, Inc. 5.75% 2/15/14	102,000	102,659
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	1,260,000	1,297,212
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(g)	603,000	120,600
International Lease Finance Corp.:
5.4% 2/15/12	577,000	372,227
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.65% 6/1/14	$ 2,025,000	$ 1,184,315
6.375% 3/25/13	303,000	175,740
6.625% 11/15/13	548,000	312,360
JPMorgan Chase & Co.:
4.891% 9/1/15 (g)	549,000	440,921
5.6% 6/1/11	623,000	635,127
5.75% 1/2/13	446,000	440,520
6.75% 2/1/11	76,000	77,665
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	219,000	144,540
5.5% 1/15/14 (b)	140,000	95,810
5.7% 4/15/17 (b)	341,000	218,311
TECO Finance, Inc. 7% 5/1/12	1,500,000	1,419,386
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	652,000	479,220
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(g)	1,008,000	410,280
ZFS Finance USA Trust IV 5.875% 5/9/32 (b)(g)	503,000	193,816
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(g)	805,000	317,975
		17,170,141
Insurance - 1.4%
Assurant, Inc.:
5.625% 2/15/14	385,000	317,870
6.75% 2/15/34	396,000	247,243
Axis Capital Holdings Ltd. 5.75% 12/1/14	112,000	86,486
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(g)	300,000	186,000
Jackson National Life Global Funding 5.375% 5/8/13 (b)	152,000	138,883
Liberty Mutual Group, Inc. 6.5% 3/15/35 (b)	120,000	72,919
MetLife, Inc.:
5% 6/15/15	234,000	217,203
6.125% 12/1/11	199,000	199,340
7.717% 2/15/19	1,116,000	1,076,811
Metropolitan Life Global Funding I:
4.625% 8/19/10 (b)	664,000	646,646
5.125% 4/10/13 (b)	113,000	107,950
Monumental Global Funding II 5.65% 7/14/11 (b)	333,000	335,954
Monumental Global Funding III 5.5% 4/22/13 (b)	443,000	390,456
Pacific Life Global Funding 5.15% 4/15/13 (b)	1,522,000	1,484,579
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (b)	$ 3,000,000	$ 2,498,835
Prudential Financial, Inc.:
5.15% 1/15/13	436,000	390,070
5.4% 6/13/35	91,000	53,826
5.5% 3/15/16	86,000	71,865
5.7% 12/14/36	77,000	47,031
8.875% 6/15/68 (g)	598,000	340,860
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(g)	673,000	316,310
Symetra Financial Corp. 6.125% 4/1/16 (b)	1,043,000	822,082
The Chubb Corp. 5.75% 5/15/18	415,000	399,103
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	252,000	256,052
		10,704,374
Real Estate Investment Trusts - 2.1%
AMB Property LP 5.9% 8/15/13	519,000	359,713
Arden Realty LP 5.2% 9/1/11	270,000	271,965
AvalonBay Communities, Inc.:
4.95% 3/15/13	74,000	65,506
5.5% 1/15/12	482,000	449,104
6.625% 9/15/11	165,000	159,193
Brandywine Operating Partnership LP:
4.5% 11/1/09	621,000	598,470
5.625% 12/15/10	821,000	725,218
5.7% 5/1/17	481,000	240,034
5.75% 4/1/12	436,000	239,800
BRE Properties, Inc.:
4.875% 5/15/10	520,000	489,366
5.75% 9/1/09	123,000	122,440
Camden Property Trust:
4.375% 1/15/10	298,000	268,200
5.375% 12/15/13	132,000	108,240
5.875% 11/30/12	596,000	512,560
Colonial Properties Trust 4.75% 2/1/10	1,138,000	1,088,124
CPG Partners LP 6% 1/15/13	205,000	182,219
Developers Diversified Realty Corp.:
4.625% 8/1/10	607,000	428,401
5% 5/3/10	451,000	315,700
5.25% 4/15/11	490,000	241,162
5.375% 10/15/12	259,000	124,031
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
4.625% 5/15/13	$ 126,000	$ 84,725
5.25% 1/15/10	91,000	86,763
5.4% 8/15/14	641,000	437,236
5.625% 8/15/11	595,000	506,944
5.875% 8/15/12	113,000	86,578
5.95% 2/15/17	110,000	67,993
6.25% 5/15/13	1,550,000	1,162,500
6.5% 1/15/18	855,000	529,085
Equity One, Inc.:
6% 9/15/17	172,000	113,437
6.25% 1/15/17	99,000	67,320
Federal Realty Investment Trust:
5.4% 12/1/13	83,000	63,161
6% 7/15/12	590,000	485,407
6.2% 1/15/17	125,000	95,000
Hospitality Properties Trust 5.625% 3/15/17	242,000	134,725
HRPT Properties Trust:
5.75% 11/1/15	179,000	118,140
6.25% 6/15/17	248,000	153,245
6.65% 1/15/18	124,000	78,912
Liberty Property LP:
5.125% 3/2/15	171,000	124,184
5.5% 12/15/16	299,000	206,190
6.625% 10/1/17	735,000	530,974
Mack-Cali Realty LP:
5.05% 4/15/10	163,000	153,220
7.25% 3/15/09	587,000	585,958
7.75% 2/15/11	196,000	184,240
Simon Property Group LP:
4.6% 6/15/10	221,000	211,709
4.875% 8/15/10	136,000	130,242
5% 3/1/12	73,000	62,780
5.375% 6/1/11	125,000	116,451
5.6% 9/1/11	547,000	508,531
5.75% 5/1/12	255,000	221,850
7.75% 1/20/11	165,000	157,751
Tanger Properties LP 6.15% 11/15/15	5,000	3,690
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc. 5.5% 4/1/14	$ 1,470,000	$ 1,165,281
Washington (REIT) 5.95% 6/15/11	732,000	637,718
		16,261,386
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	270,000	218,503
5.5% 10/1/12	484,000	440,956
5.75% 6/15/17	790,000	642,086
Post Apartment Homes LP:
5.45% 6/1/12	273,000	229,320
6.3% 6/1/13	483,000	396,060
Regency Centers LP:
4.95% 4/15/14	123,000	89,884
5.25% 8/1/15	429,000	297,632
5.875% 6/15/17	213,000	147,815
		2,462,256
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13	892,000	785,779
5.65% 5/1/18	1,500,000	1,270,199
Countrywide Financial Corp.:
1.6863% 3/24/09 (g)	465,000	463,907
4.5% 6/15/10	96,000	93,212
5.8% 6/7/12	587,000	537,940
Countrywide Home Loans, Inc.:
4.125% 9/15/09	775,000	767,881
6.25% 4/15/09	122,000	122,174
Independence Community Bank Corp.:
3.585% 6/20/13 (g)	311,525	224,298
3.75% 4/1/14 (g)	849,000	568,830
4.9% 9/23/10	341,000	318,876
		5,153,096
TOTAL FINANCIALS		117,953,240
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	595,000	607,408
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	$ 352,000	$ 230,121
6.3% 8/15/14	728,000	530,032
		760,153
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	930,000	980,072
6.45% 9/15/37	695,000	734,010
Bristol-Myers Squibb Co. 5.45% 5/1/18	590,000	601,887
Novartis Capital Corp. 4.125% 2/10/14	590,000	595,470
Roche Holdings, Inc. 5% 3/1/14 (b)	1,196,000	1,209,579
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	193,000	189,812
		4,310,830
TOTAL HEALTH CARE		5,678,391
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	531,000	529,748
6.4% 12/15/11 (b)	165,000	170,808
Bombardier, Inc. 6.3% 5/1/14 (b)	1,575,000	1,055,250
		1,755,806
Airlines - 1.1%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	14,993	14,768
6.978% 10/1/12	83,118	76,884
7.024% 4/15/11	570,000	552,900
7.324% 4/15/11	500,000	475,000
7.858% 4/1/13	1,094,000	946,310
Continental Airlines, Inc.:
6.648% 9/15/17	649,993	513,494
6.82% 5/1/18	44,468	33,796
6.9% 7/2/19	174,768	140,688
7.056% 3/15/11	354,000	343,380
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	76,235	55,270
7.57% 11/18/10	3,200,000	2,928,000
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 456,597	$ 328,750
8.36% 7/20/20	310,934	239,419
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	113,586	81,214
6.071% 9/1/14	73,003	70,813
6.201% 3/1/10	46,507	43,949
6.602% 9/1/13	131,781	124,533
7.032% 4/1/12	403,228	386,091
7.186% 10/1/12	1,003,634	960,980
		8,316,239
Building Products - 0.1%
Masco Corp. 2.3988% 3/12/10 (g)	523,444	469,605
Industrial Conglomerates - 0.6%
Covidien International Finance SA:
5.15% 10/15/10	509,000	521,178
5.45% 10/15/12	124,000	126,902
6% 10/15/17	590,000	594,172
General Electric Co. 5.25% 12/6/17	3,525,000	3,244,325
		4,486,577
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (b)	123,000	116,978
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	310,000	288,498
TOTAL INDUSTRIALS		15,433,703
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.95% 2/15/19	707,000	683,272
5.9% 2/15/39	113,000	105,223
		788,495
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	594,000	513,989
6% 10/1/12	780,000	687,490
6.55% 10/1/17	475,000	358,140
		1,559,619
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	$ 322,000	$ 298,478
Semiconductors & Semiconductor Equipment - 0.1%
National Semiconductor Corp.:
2.2463% 6/15/10 (g)	353,429	307,024
6.15% 6/15/12	299,000	234,480
		541,504
TOTAL INFORMATION TECHNOLOGY		3,188,096
MATERIALS - 0.6%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 5% 1/15/13	95,000	97,038
Lubrizol Corp. 8.875% 2/1/19	187,000	191,728
		288,766
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	369,000	263,424
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	345,000	320,721
6.4% 1/15/18	352,000	287,004
Sealed Air Corp. 6.95% 5/15/09 (b)	131,000	131,548
		739,273
Metals & Mining - 0.4%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	398,000	407,012
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	403,000	414,920
Rio Tinto Finance Ltd.:
5.875% 7/15/13	657,000	597,209
6.5% 7/15/18	1,252,000	1,106,141
United States Steel Corp. 5.65% 6/1/13	299,000	244,627
Vale Overseas Ltd. 6.25% 1/23/17	467,000	449,470
		3,219,379
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co.:
5.85% 10/30/12	$ 30,000	$ 26,715
7.4% 6/15/14	521,000	419,094
		445,809
TOTAL MATERIALS		4,956,651
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	520,000	554,713
AT&T, Inc.:
5.8% 2/15/19	1,769,000	1,717,867
6.7% 11/15/13	236,000	249,697
British Telecommunications PLC 8.625% 12/15/10	547,000	569,999
Deutsche Telekom International Financial BV:
5.25% 7/22/13	493,000	494,577
6.75% 8/20/18	731,000	747,725
SBC Communications, Inc.:
5.1% 9/15/14	437,000	433,344
5.875% 2/1/12	550,000	568,316
5.875% 8/15/12	197,000	204,371
Telecom Italia Capital SA:
4% 1/15/10	984,000	966,902
4.95% 9/30/14	646,000	556,504
5.25% 10/1/15	527,000	444,553
6.999% 6/4/18	361,000	325,783
Telefonica Emisiones SAU:
1.555% 2/4/13 (g)	484,000	415,831
6.421% 6/20/16	234,000	237,751
Telefonos de Mexico SA de CV 4.75% 1/27/10	1,249,000	1,261,490
Verizon Communications, Inc. 6.1% 4/15/18	700,000	693,064
Verizon Global Funding Corp. 7.25% 12/1/10	552,000	582,914
Verizon New England, Inc. 6.5% 9/15/11	179,000	184,072
Verizon New York, Inc. 6.875% 4/1/12	534,000	545,620
		11,755,093
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
4.125% 3/1/09	245,000	245,000
5.625% 11/15/17	364,000	338,413
Sprint Nextel Corp. 6% 12/1/16	230,000	149,500
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Verizon Wireless Capital LLC:
5.55% 2/1/14 (b)	$ 478,000	$ 475,222
8.5% 11/15/18 (b)	708,000	797,001
Vodafone Group PLC:
5% 12/16/13	462,000	463,212
5.5% 6/15/11	556,000	563,837
7.75% 2/15/10	372,000	386,636
		3,418,821
TOTAL TELECOMMUNICATION SERVICES		15,173,914
UTILITIES - 4.1%
Electric Utilities - 2.5%
AmerenUE 6.4% 6/15/17	601,000	586,148
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	828,000	788,424
8.875% 11/15/18	238,000	262,934
Commonwealth Edison Co.:
5.4% 12/15/11	1,278,000	1,299,700
5.8% 3/15/18	1,300,000	1,234,879
Duke Energy Carolinas LLC:
5.25% 1/15/18	710,000	716,313
7% 11/15/18	126,000	143,885
EDP Finance BV:
5.375% 11/2/12 (b)	401,000	394,305
6% 2/2/18 (b)	2,033,000	1,887,907
Enel Finance International SA:
5.7% 1/15/13 (b)	168,000	166,350
6.25% 9/15/17 (b)	679,000	597,226
Exelon Corp.:
4.9% 6/15/15	644,000	552,765
6.75% 5/1/11	134,000	134,016
FirstEnergy Corp. 6.45% 11/15/11	397,000	396,583
FPL Group Capital, Inc. 7.875% 12/15/15	311,000	351,490
Illinois Power Co. 6.125% 11/15/17	83,000	78,096
Jersey Central Power & Light Co. 7.35% 2/1/19	355,000	356,375
Nevada Power Co.:
6.5% 5/15/18	3,950,000	3,729,590
6.5% 8/1/18	316,000	298,102
Oncor Electric Delivery Co. 6.375% 5/1/12	550,000	549,770
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (b)	$ 728,000	$ 714,381
PacifiCorp 6% 1/15/39	242,000	239,162
Pennsylvania Electric Co. 6.05% 9/1/17	154,000	141,126
Pepco Holdings, Inc.:
4% 5/15/10	449,000	438,803
6.125% 6/1/17	121,000	107,192
6.45% 8/15/12	751,000	733,231
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	1,200,000	720,000
Progress Energy, Inc. 7.1% 3/1/11	681,000	699,505
Sierra Pacific Power Co. 5.45% 9/1/13	314,000	303,863
West Penn Power Co. 5.95% 12/15/17 (b)	63,000	55,706
Wisconsin Electric Power Co. 6.25% 12/1/15	606,000	643,753
		19,321,580
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	89,000	75,934
Texas Eastern Transmission Corp. 7.3% 12/1/10	624,000	645,400
		721,334
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc. 7% 4/1/12	1,297,000	1,262,618
Duke Capital LLC 5.668% 8/15/14	414,000	382,117
Exelon Generation Co. LLC 5.35% 1/15/14	308,000	284,506
PPL Energy Supply LLC:
6.3% 7/15/13	2,000,000	1,985,860
6.5% 5/1/18	865,000	749,213
TXU Corp. 5.55% 11/15/14	1,645,000	822,500
		5,486,814
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. 5.95% 2/1/17	360,000	293,600
CMS Energy Corp. 6.55% 7/17/17	1,740,000	1,535,392
Dominion Resources, Inc.:
4.75% 12/15/10	791,000	795,803
6.3% 9/30/66 (g)	803,000	473,770
7.5% 6/30/66 (g)	1,025,000	666,250
DTE Energy Co. 7.05% 6/1/11	198,000	199,850
KeySpan Corp. 7.625% 11/15/10	100,000	104,230
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	588,000	605,867
National Grid PLC 6.3% 8/1/16	297,000	283,584
NiSource Finance Corp.:
5.25% 9/15/17	170,000	125,227
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14	$ 271,000	$ 212,786
5.45% 9/15/20	57,000	39,031
6.4% 3/15/18	311,000	244,155
7.875% 11/15/10	206,000	201,751
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,242,000	757,620
WPS Resources Corp. 6.11% 12/1/66 (g)	178,000	94,340
		6,633,256
TOTAL UTILITIES		32,162,984
TOTAL NONCONVERTIBLE BONDS (Cost $275,500,569)		260,614,080
U.S. Government and Government Agency Obligations - 15.6%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
4.375% 7/17/13	4,850,000	5,205,408
5% 2/16/12 (d)	28,035,000	30,479,302
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		35,684,710
U.S. Treasury Inflation Protected Obligations - 9.1%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (d)	32,096,676	31,958,152
2% 7/15/14	29,008,200	28,892,146
2.625% 7/15/17	10,147,200	10,367,792
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		71,218,090
U.S. Treasury Obligations - 2.0%
U.S. Treasury Notes:
1.875% 2/28/14	947,000	940,494
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.75% 11/15/18	$ 3,800,000	$ 4,026,518
4% 8/15/18	10,000,000	10,789,840
TOTAL U.S. TREASURY OBLIGATIONS		15,756,852
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $121,899,285)		122,659,652
U.S. Government Agency - Mortgage Securities - 14.6%

Fannie Mae - 8.6%
3.782% 6/1/34 (g)	551,826	553,376
3.915% 7/1/35 (g)	437,563	439,432
4% 8/1/18	2,283,831	2,310,251
4.303% 3/1/33 (g)	54,501	55,400
4.318% 7/1/35 (g)	371,315	375,054
4.331% 2/1/35 (g)	414,374	417,075
4.34% 1/1/35 (g)	139,918	142,235
4.386% 2/1/35 (g)	215,736	219,520
4.389% 12/1/33 (g)	4,640,498	4,697,634
4.411% 4/1/33 (g)	223,289	223,458
4.423% 5/1/35 (g)	64,309	65,250
4.432% 3/1/35 (g)	197,236	200,425
4.435% 6/1/35 (g)	480,068	486,826
4.456% 7/1/35 (g)	334,741	333,124
4.481% 3/1/35 (g)	412,179	417,437
4.5% 4/1/20 to 3/1/35	1,854,957	1,877,215
4.54% 5/1/35 (g)	286,304	290,235
4.543% 11/1/34 (g)	345,582	348,630
4.547% 3/1/35 (g)	652,312	655,665
4.548% 10/1/33 (g)	90,008	90,880
4.55% 10/1/35 (g)	2,203,556	2,232,245
4.583% 8/1/34 (g)	306,351	310,764
4.6% 10/1/33 (g)	102,317	102,584
4.603% 7/1/35 (g)	49,222	49,636
4.616% 9/1/35 (g)	2,158,066	2,200,163
4.623% 2/1/33 (g)	100,170	100,766
4.646% 2/1/35 (g)	2,944,364	2,991,537
4.649% 10/1/35 (g)	260,522	262,877
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.651% 10/1/33 (g)	$ 40,344	$ 40,500
4.667% 7/1/35 (g)	550,833	561,366
4.686% 10/1/34 (g)	424,251	427,751
4.69% 12/1/34 (g)	264,496	267,540
4.742% 12/1/34 (g)	107,355	108,568
4.747% 4/1/35 (g)	45,539	46,274
4.765% 8/1/33 (g)	114,712	115,782
4.765% 2/1/34 (g)	34,115	34,758
4.784% 7/1/34 (g)	2,535,934	2,571,557
4.792% 1/1/35 (g)	78,568	79,711
4.798% 4/1/36 (g)	1,529,159	1,534,803
4.806% 11/1/34 (g)	326,934	331,085
4.81% 2/1/36 (g)	145,381	147,525
4.855% 10/1/34 (g)	1,445,058	1,462,960
4.891% 10/1/35 (g)	41,687	42,311
4.946% 7/1/34 (g)	49,010	49,546
4.987% 7/1/35 (g)	3,117,184	3,171,064
5.046% 3/1/35 (g)	19,839	19,940
5.06% 9/1/34 (g)	861,817	871,403
5.087% 10/1/33 (g)	1,943,084	1,975,356
5.089% 9/1/34 (g)	109,536	110,755
5.141% 5/1/35 (g)	78,860	80,447
5.16% 10/1/18 (g)	47,890	48,476
5.185% 3/1/35 (g)	60,870	61,963
5.192% 5/1/35 (g)	1,433,956	1,466,382
5.193% 6/1/35 (g)	445,895	449,802
5.198% 3/1/35 (g)	73,308	73,666
5.264% 11/1/36 (g)	465,954	477,499
5.31% 12/1/34 (g)	152,152	154,134
5.408% 1/1/36 (g)	592,097	600,434
5.456% 2/1/36 (g)	2,191,808	2,265,236
5.5% 8/1/14 to 12/1/14	1,477,602	1,545,171
5.51% 11/1/36 (g)	774,695	789,430
5.564% 1/1/36 (g)	662,947	685,299
5.593% 7/1/37 (g)	343,965	354,932
5.607% 1/1/34 (g)	234,248	237,821
5.798% 1/1/36 (g)	455,834	474,185
5.821% 7/1/46 (g)	3,996,795	4,153,153
5.822% 3/1/36 (g)	1,449,234	1,503,206
5.995% 3/1/33 (g)	40,571	41,035
6% 5/1/16 to 4/1/17	558,433	584,380
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.013% 4/1/36 (g)	$ 266,602	$ 277,112
6.192% 2/1/35 (g)	65,731	66,859
6.243% 6/1/36 (g)	125,359	127,396
6.328% 4/1/36 (g)	262,430	273,133
6.5% 12/1/13 to 3/1/35	11,464,938	12,094,113
7% 11/1/11 to 6/1/33	1,554,994	1,661,093
7.5% 8/1/17 to 9/1/28	523,129	557,823
8.5% 5/1/21 to 9/1/25	92,249	98,257
9.5% 2/1/25	15,202	16,426
10.5% 8/1/20	18,773	21,409
11% 8/1/15	21,641	22,153
12.5% 12/1/13 to 4/1/15	10,324	11,883
TOTAL FANNIE MAE		67,694,557
Freddie Mac - 2.2%
3.456% 2/1/34 (g)	109,267	109,154
3.883% 1/1/35 (g)	221,638	223,503
4.275% 6/1/35 (g)	176,565	179,080
4.315% 12/1/34 (g)	145,811	148,172
4.322% 3/1/35 (g)	249,974	253,854
4.361% 2/1/35 (g)	330,024	334,500
4.407% 3/1/35 (g)	180,340	182,977
4.471% 3/1/35 (g)	166,726	169,180
4.522% 2/1/35 (g)	311,026	316,074
5% 3/1/19	5,896,466	6,108,392
5% 3/12/39 (c)	1,000,000	1,015,776
5.142% 4/1/35 (g)	816,573	834,825
5.288% 3/1/35 (g)	113,273	113,889
5.294% 1/1/34 (g)	961,275	977,558
5.521% 1/1/36 (g)	926,805	954,840
5.526% 2/1/35 (g)	202,117	203,229
5.694% 10/1/35 (g)	229,541	239,225
5.86% 6/1/36 (g)	301,239	312,317
5.977% 6/1/36 (g)	273,418	283,683
6.095% 3/1/33 (g)	25,767	26,171
6.101% 6/1/36 (g)	293,437	305,343
6.594% 1/1/37 (g)	1,731,287	1,806,491
6.837% 10/1/36 (g)	2,190,269	2,285,410
8.5% 9/1/24 to 8/1/27	75,200	80,705
10.5% 5/1/21	801	808
11% 12/1/11	136	137
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
11.5% 10/1/15	$ 5,066	$ 5,657
11.75% 10/1/10	3,205	3,324
TOTAL FREDDIE MAC		17,474,274
Government National Mortgage Association - 3.8%
4.25% 7/20/34 (g)	304,253	305,385
5.5% 3/18/39 (c)	7,000,000	7,189,608
5.5% 3/18/39 (c)	8,000,000	8,216,694
5.5% 3/18/39 (c)	6,000,000	6,162,521
5.5% 3/18/39 (c)	7,000,000	7,189,608
7% 7/15/28 to 11/15/28	382,193	406,832
7.5% 2/15/28 to 10/15/28	6,279	6,645
8% 6/15/24 to 10/15/24	6,840	7,271
8.5% 5/15/17 to 10/15/21	95,546	103,668
11% 7/20/19 to 8/20/19	4,785	5,553
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		29,593,785
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $112,573,446)		114,762,616
Asset-Backed Securities - 2.7%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (g)	11,532	4,110
Series 2005-1 Class M1, 0.9438% 4/25/35 (g)	212,546	125,374
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (g)	95,099	732
Class M8, 1.3238% 7/25/36 (g)	47,123	250
Class M9, 2.1738% 7/25/36 (g)	31,137	109
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (g)	31	31
Class M2, 3.0988% 6/25/33 (g)	14,181	9,857
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (g)	33,851	29,977
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (g)	70,866	30,846
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (g)	29,895	24,486
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (g)	3,927	3,576
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (g)	41,322	1,273
Class M4, 0.8738% 5/25/36 (g)	34,920	737
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2:
Class M5, 0.9138% 5/25/36 (g)	$ 50,770	$ 792
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (g)	19,400	793
Class M5, 0.8638% 4/25/36 (g)	18,430	632
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.6% 5/20/13 (g)	1,200,000	900,000
Series 2006-A7 Class A7, 0.49% 10/20/12 (g)	550,000	440,000
Series 2006-C1 Class C1, 0.95% 10/20/14 (g)	135,664	9,496
Series 2007-A4 Class A4, 0.5% 4/22/13 (g)	497,203	367,930
Series 2007-B1 Class B, 0.72% 12/22/14 (g)	287,139	43,071
Series 2007-D1 Class D, 1.87% 1/22/13 (b)(g)	1,420,000	99,400
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (b)(g)	111,433	109,918
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (b)(g)	28,292	25,684
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	64,434	63,991
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class M7, 1.3238% 10/25/36 (g)	20,392	12
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (g)	18,501	11,708
Series 2004-R10 Class M1, 1.1738% 11/25/34 (g)	77,309	34,436
Series 2004-R11 Class M1, 1.1338% 11/25/34 (g)	66,534	32,652
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (g)	29,255	22,316
Class M3, 1.0238% 4/25/34 (g)	19,176	7,304
Series 2005-R1 Class M1, 0.9238% 3/25/35 (g)	107,398	62,602
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (g)	97,414	66,784
Series 2005-R2 Class M1, 0.9238% 4/25/35 (g)	235,341	135,498
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (g)	20,578	10,311
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (g)	86,250	233
Series 2006-M2 Class M7, 1.3738% 9/25/36 (g)	78,844	71
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (g)	5,463	1,106
Series 2004-W11 Class M2, 1.1738% 11/25/34 (g)	63,962	23,717
Series 2004-W5 Class M1, 1.0738% 4/25/34 (g)	77,406	45,562
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (g)	67,706	21,406
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W7:
Class M2, 1.0738% 5/25/34 (g)	$ 59,170	$ 31,972
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (g)	176,909	62,250
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (g)	148,507	1,856
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (g)	163,466	79,187
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (g)	27,812	12,375
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (g)	61,149	31,836
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (g)	304,192	131,811
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (g)	26,927	10,657
Class M2, 1.5938% 6/25/34 (g)	47,415	29,684
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (g)	47,497	18,308
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (g)	46,948	577
Class M9, 2.6238% 11/25/36 (g)	125,421	640
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(b)(g)	388,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (g)	391,376	351,872
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (g)	37,007	22,497
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (g)	73,314	45,581
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (g)	12,441	9,074
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (g)	110,386	50,150
Series 2005-HE2:
Class M1, 0.9738% 2/25/35 (g)	173,975	57,632
Class M2, 1.2238% 2/25/35 (g)	570,000	264,521
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (g)	261,833	234,092
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (g)	56,332	48,452
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.83% 6/15/10 (g)	71,852	70,774
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (g)	43,503	40,478
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (b)(g)	331,468	238,601
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (b)(g)	52,147	13,037
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 1.22% 7/20/39 (b)(g)	$ 30,070	$ 4,210
Class C, 1.57% 7/20/39 (b)(g)	38,684	3,482
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (g)	130,038	6,255
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (g)	48,500	970
Series 2006-NC3 Class M10, 2.4738% 8/25/36 (b)(g)	215,000	2,602
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (g)	21,243	576
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (g)	205,465	49,740
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (b)(g)	31,093	22,535
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (g)	60,489	54,526
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	38,887	19,444
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (b)(g)	43,504	29,532
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (g)	86,233	1,035
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (g)	87,242	3,350
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (b)(g)	149,147	146,860
Class B, 0.735% 7/15/12 (b)(g)	149,147	140,663
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	37,648	4
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (g)	5,908	3,225
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (g)	21,794	11,664
Class M1, 0.9738% 6/25/34 (g)	75,408	49,621
Class M4, 1.4438% 4/25/34 (g)	18,217	8,631
Series 2004-4:
Class A, 0.8438% 8/25/34 (g)	4,770	2,255
Class M2, 1.0038% 6/25/34 (g)	67,016	44,353
Series 2005-1:
Class M1, 0.8938% 8/25/35 (g)	58,433	42,131
Class MV2, 0.9138% 7/25/35 (g)	161,175	112,415
Series 2005-3 Class MV1, 0.8938% 8/25/35 (g)	282,580	246,323
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (g)	54,117	44,708
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (b)	17,379	15,858
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	715,000	464,300
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (g)	$ 242,461	$ 240,484
Series 2006-2 Class B1, 0.575% 1/17/12 (g)	331,468	297,063
Series 2007-1 Class B, 0.555% 8/15/12 (g)	331,468	259,000
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (g)	4,436	2,316
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (g)	33,155	8,246
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (g)	513,111	144,633
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (g)	2,587	1,362
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (g)	55,632	50,945
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	20,050	19,843
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	850,000	425,000
Series 2006-C Class D, 6.89% 5/15/13 (b)	585,000	291,038
Series 2007-A Class D, 7.05% 12/15/13 (b)	310,000	155,000
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (g)	230,782	161,547
Series 2006-4 Class B, 1.005% 6/15/13 (g)	88,095	44,425
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (g)	8,218	2,342
Class M2, 1.2238% 2/25/34 (g)	14,046	8,983
Series 2004-A Class M1, 1.2988% 1/25/34 (g)	136,902	73,121
Series 2005-A:
Class M1, 0.9038% 1/25/35 (g)	11,907	10,974
Class M2, 0.9338% 1/25/35 (g)	200,130	73,154
Class M3, 0.9638% 1/25/35 (g)	108,136	46,211
Class M4, 1.1538% 1/25/35 (g)	41,438	20,307
Series 2006-A:
Class M4, 0.8738% 5/25/36 (g)	103,111	1,413
Class M5, 0.9738% 5/25/36 (g)	55,232	685
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (b)(g)	268,496	180,891
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (b)(g)	40,918	25,369
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (g)	101,443	71,010
Class C, 0.7013% 9/17/12 (g)	78,880	51,272
Series 2007-1 Class C, 0.7313% 3/15/13 (g)	541,047	357,091
Asset-Backed Securities - continued
	Principal Amount	Value
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (b)	$ 479,536	$ 191,815
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (g)	70,963	34,561
Series 2003-FM1 Class M1, 1.7% 3/20/33 (g)	136,559	82,742
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(g)	142,877	12,009
Class M1, 1.1238% 6/25/34 (g)	250,008	95,036
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (g)	46,464	24,864
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (g)	119,518	68,787
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (g)	65,461	21,249
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (g)	103,732	4,948
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (g)	1,808	853
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (g)	40,413	37,338
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (g)	49,160	624
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (b)(g)	75,229	33,853
Series 2006-3:
Class B, 0.8738% 9/25/46 (b)(g)	74,651	11,944
Class C, 1.0238% 9/25/46 (b)(g)	174,018	20,882
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (b)(g)	401,561	204,796
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (g)	46	10
Series 2003-3 Class M1, 1.7638% 8/25/33 (g)	114,000	51,982
Series 2003-4 Class M1, 1.6738% 10/25/33 (g)	33,755	14,949
Series 2003-5:
Class A2, 1.1738% 12/25/33 (g)	3,753	1,103
Class M1, 1.5238% 12/25/33 (g)	39,023	23,460
Series 2003-7 Class A2, 1.2338% 3/25/34 (g)	189	39
Series 2003-8 Class M1, 1.5538% 4/25/34 (g)	59,361	27,533
Series 2004-3 Class M2, 2.1738% 8/25/34 (g)	38,676	23,518
Series 2004-7 Class A3, 0.8638% 1/25/35 (g)	70	26
Series 2005-1 Class M1, 0.9038% 5/25/35 (g)	148,669	132,833
Series 2005-3 Class M1, 0.8838% 8/25/35 (g)	101,636	90,851
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (g)	45,504	40,201
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (g)	416,108	287,288
Series 2006-7 Class M4, 0.8538% 1/25/37 (g)	130,756	601
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (g)	32,204	19,587
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (g)	256,449	227,770
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (g)	$ 88,073	$ 46,593
Class M2, 0.8494% 1/20/35 (g)	66,063	32,378
Series 2005-3 Class A1, 0.6194% 1/20/35 (g)	46,324	24,785
Series 2006-2:
Class M1, 0.74% 3/20/36 (g)	72,607	37,973
Class M2, 0.76% 3/20/36 (g)	120,061	58,948
Series 2006-3 Class A1V, 0.55% 3/20/36 (g)	79,280	75,619
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (g)	141,116	42,357
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (g)	141,698	60,222
Class MV1, 0.7038% 11/25/36 (g)	115,100	11,687
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (g)	126,385	98,156
Series 2006-A Class 2A1, 1.4963% 9/27/21 (g)	85,839	83,568
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (b)(g)	30,638	306
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (g)	241,930	108,905
Series 2004-2:
Class M1, 1.0038% 6/25/34 (g)	70,849	37,390
Class M2, 1.5538% 6/25/34 (g)	50,366	38,392
Series 2006-9 Class M4, 0.8438% 11/25/36 (g)	41,372	79
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (g)	51,216	1,864
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (g)	24,087	7
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (g)	89,453	3,748
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (b)(g)	1,695,000	1,551,434
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (g)	67,940	43,620
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (g)	18,632	12,975
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (g)	296,490	210,204
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (g)	193,498	89,100
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (g)	4,962	2,873
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (g)	60,046	33,964
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (g)	46,366	26,852
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (g)	6,539	1,134
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (g)	117,424	56,458
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (g)	55,600	26,816
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (g)	$ 50,304	$ 17,157
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (g)	45,571	15,528
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (g)	58,200	28,039
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (g)	25,872	57
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (g)	38,800	404
Class M6, 0.9238% 6/25/36 (g)	19,400	107
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (g)	12,900	10,412
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (g)	12,547	8,401
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (g)	6,817	5,425
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (g)	3,004	832
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (g)	11,696	9,561
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (g)	74,098	41,729
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (b)(g)	63,286	36,327
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (g)	3,928	704
Class M1, 1.5538% 8/25/32 (g)	7,168	3,269
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (g)	46,491	22,868
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (g)	38,800	481
Series 2007-2 Class A1, 0.5738% 4/25/37 (g)	9,202	6,989
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (g)	143,285	134,553
Series 2006-4 Class A1, 0.5038% 3/25/25 (g)	116,740	104,152
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (g)	133,254	74,491
Series 2005-4 Class M2, 0.9838% 9/25/35 (g)	162,650	24,221
Series 2005-D Class M2, 0.9438% 2/25/36 (g)	33,892	2,291
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	30,115	26,247
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (g)	110,774	631
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (g)	94,859	85,856
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (b)(g)	64,563	22,597
Series 2006-1A Class A, 1.87% 3/20/11 (b)(g)	134,073	53,629
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	793,876	717,947
Option One Mortgage Loan Trust Series 2004-3 Class M3, 1.1238% 11/25/34 (g)	39,207	24,668
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (g)	$ 31,738	$ 18,211
Class M3, 1.7238% 9/25/34 (g)	60,741	13,609
Class M4, 1.9238% 9/25/34 (g)	77,891	8,240
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (g)	45,668	7,576
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (g)	132,580	96,981
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (g)	183,311	107,612
Class M3, 1.2138% 2/25/35 (g)	22,717	9,148
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (g)	87,921	50,233
Class M3, 1.0338% 1/25/35 (g)	54,533	21,550
Class M4, 1.3038% 1/25/35 (g)	168,217	25,938
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (g)	608,374	23,797
Class M9, 2.3538% 5/25/35 (g)	67,415	1,943
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 0.8338% 9/25/36 (g)	194,388	1,205
Class M5, 0.8638% 9/25/36 (g)	96,903	426
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (b)(g)	414,093	178,060
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (g)	582	105
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (g)	215,437	102,452
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (b)(g)	122,415	91,824
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (g)	145,034	65,265
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (b)(g)	197,143	167,572
Class C, 0.835% 8/15/11 (b)(g)	89,900	67,425
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (g)	26,709	17,358
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (g)	10,400	4,184
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (g)	15,647	6,914
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (g)	335	0
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp.: - continued
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (b)(g)	$ 149,147	$ 43,343
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (g)	599,460	482,565
Class B, 0.7413% 9/15/11 (g)	448,315	179,326
Series 2007-AE1:
Class A, 0.555% 1/15/12 (g)	111,531	78,072
Class B, 0.755% 1/15/12 (g)	97,039	38,816
Class C, 1.055% 1/15/12 (g)	120,590	36,177
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (g)	327,569	235,850
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (g)	3,285	679
Series 2003-6HE Class A1, 0.9438% 11/25/33 (g)	4,157	1,396
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (b)(g)	322,603	306,775
Series 2006-2:
Class B, 0.605% 10/17/11 (g)	390,386	341,588
Class C, 0.805% 10/17/11 (g)	366,776	296,446
Series 2007-1 Class C, 0.8313% 6/15/12 (g)	418,225	269,132
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (b)	955,000	276,950
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	101,166	10
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (g)	68,715	1,244
Class M7, 1.2738% 10/25/36 (g)	49,742	557
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (b)(g)	626,213	596,416
Series 2006-C2A Class C2, 0.955% 8/15/15 (b)(g)	798,019	346,723
Series 2006-C3A Class C3A, 0.835% 10/15/13 (b)(g)	558,526	450,722
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	420,000	375,900
Series 2007-C1 Class C1, 0.855% 5/15/14 (b)(g)	486,028	285,969
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)(j)	864	0
Asset-Backed Securities - continued
	Principal Amount	Value
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	$ 2,060	$ 2,053
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (b)(g)	203,978	24,477
TOTAL ASSET-BACKED SECURITIES (Cost $25,929,328)		21,026,536
Collateralized Mortgage Obligations - 4.5%

Private Sponsor - 1.3%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (b)(g)	76,320	57,240
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (b)(g)	268,574	250,674
Class 2M, 1.4375% 2/17/52 (b)(g)	182,651	164,108
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (b)(g)	171,422	72,767
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2035% 12/25/33 (g)	7,698	6,251
Series 2004-B Class 1A1, 6.433% 3/25/34 (g)	8,565	6,523
Series 2004-C Class 1A1, 5.971% 4/25/34 (g)	15,186	11,969
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (g)	350,705	173,213
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (g)	65,017	36,076
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (g)	82,680	41,888
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (g)	234,667	175,953
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (g)	11,746	11,180
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.698% 1/19/34 (g)	2,078,233	1,613,809
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (g)	6,614	3,293
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (g)	14,383	6,741
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (g)	3,162	1,323
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (g)	52,850	25,166
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (g)	83,855	40,057
Class 5A2, 0.7938% 1/25/36 (g)	37,733	15,128
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (g)	13,157	5,835
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-2:
Class 6M2, 0.9538% 6/25/35 (g)	$ 168,140	$ 41,072
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (g)	62,436	31,694
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (g)	19,790	9,759
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (g)	49,268	27,858
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (g)	1,825	1,064
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (g)	3,702	1,912
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (g)	18,015	9,025
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (g)	5,433	2,476
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (g)	3,399	2,025
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (g)	508,587	358,064
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (g)	391,531	203,414
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (g)	80,961	65,885
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (g)	6,507	4,112
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (b)(g)	325,823	249,971
Class C2, 1.6125% 10/18/54 (b)(g)	109,222	54,611
Class M2, 1.3925% 10/18/54 (b)(g)	187,268	121,013
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (b)(g)	279,515	130,684
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (b)(g)	355,001	153,737
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (b)(g)	685,130	47,959
Series 2006-2 Class C1, 0.94% 12/20/54 (g)	610,149	61,015
Series 2006-3 Class C2, 0.97% 12/20/54 (g)	128,118	7,892
Series 2006-4:
Class B1, 0.56% 12/20/54 (g)	342,740	68,548
Class C1, 0.85% 12/20/54 (g)	209,578	14,670
Class M1, 0.64% 12/20/54 (g)	90,229	13,534
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (g)	211,732	21,173
Class 1M1, 0.62% 12/20/54 (g)	137,740	20,661
Class 2C1, 0.9% 12/20/54 (g)	96,631	9,663
Class 2M1, 0.72% 12/20/54 (g)	176,850	28,296
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (g)	245,041	24,504
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (g)	$ 49,066	$ 12,267
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (g)	48,540	21,756
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (b)(g)	69,433	48,603
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (g)	222,932	127,003
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (g)	17,834	10,126
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (g)	29,898	17,679
Series 2005-1:
Class M4, 1.2238% 4/25/35 (g)	3,537	589
Class M5, 1.2438% 4/25/35 (g)	3,537	433
Class M6, 1.2938% 4/25/35 (g)	5,657	811
Series 2005-3 Class A1, 0.7138% 8/25/35 (g)	70,798	35,941
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (g)	22,103	757
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (g)	19,165	1,515
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (g)	290,810	236,669
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (g)	454,406	389,939
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (b)(g)	56,565	28,895
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (g)	8,473	5,249
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (g)	162,591	78,558
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (g)	204,653	85,954
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (b)(g)	23,707	13,039
Class C, 0.645% 6/15/22 (b)(g)	145,170	72,585
Class D, 0.655% 6/15/22 (b)(g)	55,853	25,134
Class E, 0.665% 6/15/22 (b)(g)	89,337	35,735
Class F, 0.695% 6/15/22 (b)(g)	161,078	56,377
Class G, 0.765% 6/15/22 (b)(g)	33,484	10,045
Class H, 0.785% 6/15/22 (b)(g)	67,046	16,762
Class J, 0.825% 6/15/22 (b)(g)	78,221	15,644
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (g)	25,346	14,743
Series 2003-B Class A1, 0.8138% 4/25/28 (g)	26,971	15,736
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2003-D Class A, 0.7838% 8/25/28 (g)	$ 22,880	$ 14,672
Series 2003-E Class A2, 2.0813% 10/25/28 (g)	38,158	22,769
Series 2003-F Class A2, 3.805% 10/25/28 (g)	30,649	18,361
Series 2004-A Class A2, 3.715% 4/25/29 (g)	35,239	21,812
Series 2004-B Class A2, 2.8388% 6/25/29 (g)	26,892	15,907
Series 2004-C Class A2, 2.15% 7/25/29 (g)	31,094	18,456
Series 2004-D Class A2, 3.4625% 9/25/29 (g)	26,434	15,649
Series 2004-E:
Class A2B, 3.825% 11/25/29 (g)	62,574	39,963
Class A2D, 4.015% 11/25/29 (g)	9,075	5,317
Series 2004-G Class A2, 3.48% 11/25/29 (g)	30,251	18,248
Series 2005-A Class A2, 3.3525% 2/25/30 (g)	29,241	17,595
Series 2005-B Class A2, 2.7988% 7/25/30 (g)	89,346	55,688
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (g)	185,755	873
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (g)	32,209	20,984
Class A2, 0.9238% 12/25/34 (g)	43,570	30,284
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (g)	36,754	24,296
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (g)	371,225	181,633
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (g)	278,584	13,121
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (g)	233,925	158,427
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (g)	59,519	44,044
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (g)	951,349	758,474
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.7988% 7/10/35 (b)(g)	155,475	75,638
Class B6, 3.2988% 7/10/35 (b)(g)	635,983	281,677
Series 2003-CB1:
Class B3, 1.8988% 6/10/35 (b)(g)	119,880	64,136
Class B4, 2.0988% 6/10/35 (b)(g)	483,166	248,975
Class B5, 2.6988% 6/10/35 (b)(g)	328,553	163,619
Class B6, 3.1988% 6/10/35 (b)(g)	196,487	96,377
Series 2004-A:
Class B4, 1.6488% 2/10/36 (b)(g)	91,382	31,655
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-A:
Class B5, 2.1488% 2/10/36 (b)(g)	$ 60,916	$ 19,536
Series 2004-B:
Class B4, 1.5488% 2/10/36 (b)(g)	39,635	10,919
Class B5, 1.9988% 2/10/36 (b)(g)	30,695	7,615
Class B6, 2.4488% 2/10/36 (b)(g)	10,707	2,203
Series 2004-C:
Class B4, 1.3988% 9/10/36 (b)(g)	50,956	14,945
Class B5, 1.7988% 9/10/36 (b)(g)	57,137	15,330
Class B6, 2.1988% 9/10/36 (b)(g)	12,653	2,772
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (g)	196,935	151,821
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	27,907	24,653
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (g)	28,508	20,909
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (b)(g)	31,260	23,450
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (b)(g)	7,077	6,897
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (g)	51,215	31,216
Series 2004-1 Class A, 1.8888% 2/20/34 (g)	18,289	11,712
Series 2004-10 Class A4, 4.5188% 11/20/34 (g)	26,478	16,379
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (g)	79,859	49,089
Series 2004-3 Class A, 3.885% 5/20/34 (g)	25,069	15,313
Series 2004-4 Class A, 4.4388% 5/20/34 (g)	95,801	59,616
Series 2004-5 Class A3, 2.9113% 6/20/34 (g)	37,550	22,964
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (g)	28,822	18,485
Class A3B, 2.3038% 7/20/34 (g)	5,506	3,384
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (g)	29,062	17,409
Class A3B, 2.1388% 7/20/34 (g)	3,581	2,100
Series 2004-8 Class A2, 2.15% 9/20/34 (g)	72,176	46,750
Series 2005-1 Class A2, 1.8388% 2/20/35 (g)	48,390	29,974
Series 2005-2 Class A2, 2.03% 3/20/35 (g)	60,453	36,348
Series 2005-3 Class A1, 0.67% 5/20/35 (g)	29,362	15,773
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (g)	59,946	785
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (b)(g)	$ 10,747	$ 4,555
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (g)	373,140	190,235
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (g)	17,279	16,537
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (g)	7,003	6,769
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5322% 6/25/34 (g)	389,581	317,010
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (g)	235,583	183,756
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (g)	168,543	128,768
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (g)	454,794	350,048
TOTAL PRIVATE SPONSOR		10,218,704
U.S. Government Agency - 3.2%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.7238% 10/25/35 (g)	3,903,918	3,773,281
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	1,092,980	1,137,914
Series 2002-9 Class PC, 6% 3/25/17	166,238	174,352
Series 2003-84 Class GC, 4.5% 5/25/15	1,234,237	1,254,091
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,937,087
Series 2006-4 Class PB, 6% 9/25/35	2,298,138	2,391,961
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	590,806	613,369
Series 2004-3 Class BA, 4% 7/25/17	99,484	101,088
Series 2004-45 Class AV, 4.5% 10/25/22	183,552	183,142
Series 2004-86 Class KC, 4.5% 5/25/19	457,152	468,151
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,062,388	1,102,038
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	608,486	639,210
Series 2363 Class PF, 6% 9/15/16	853,363	891,227
Series 2702 Class WB, 5% 4/15/17	1,831,189	1,888,813
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,116,717
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,579,650
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2528 Class HN, 5% 11/15/17	$ 1,515,000	$ 1,581,944
Series 2777 Class AB, 4.5% 6/15/29	2,272,169	2,325,608
Series 2809 Class UA, 4% 12/15/14	269,385	271,215
TOTAL U.S. GOVERNMENT AGENCY		25,430,858
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,636,245)		35,649,562
Commercial Mortgage Securities - 1.9%

Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (b)(g)	70,189	31,585
Class G, 0.9913% 3/15/22 (b)(g)	45,493	17,287
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (b)(g)	180,653	81,294
Class G, 0.785% 10/15/19 (b)(g)	123,054	43,069
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (b)(g)	12,015	6,909
Series 2004-1:
Class A, 0.8338% 4/25/34 (b)(g)	156,815	117,611
Class B, 2.3738% 4/25/34 (b)(g)	17,424	6,534
Class M1, 1.0338% 4/25/34 (b)(g)	14,123	8,827
Class M2, 1.6738% 4/25/34 (b)(g)	12,717	6,676
Series 2004-2:
Class A, 0.9038% 8/25/34 (b)(g)	118,633	94,907
Class M1, 1.0538% 8/25/34 (b)(g)	26,925	16,828
Series 2004-3:
Class A1, 0.8438% 1/25/35 (b)(g)	238,768	173,107
Class A2, 0.8938% 1/25/35 (b)(g)	34,378	24,065
Class M1, 0.9738% 1/25/35 (b)(g)	41,312	26,853
Class M2, 1.4738% 1/25/35 (b)(g)	26,733	14,703
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (b)(g)	174,825	122,377
Class M1, 0.9038% 8/25/35 (b)(g)	12,972	5,189
Class M2, 0.9538% 8/25/35 (b)(g)	21,394	8,558
Class M3, 0.9738% 8/25/35 (b)(g)	11,837	4,143
Class M4, 1.0838% 8/25/35 (b)(g)	10,866	3,260
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (b)(g)	$ 95,290	$ 61,938
Class A2, 0.8738% 11/25/35 (b)(g)	61,777	40,155
Class M1, 0.9138% 11/25/35 (b)(g)	11,270	4,283
Class M2, 0.9638% 11/25/35 (b)(g)	14,309	5,437
Class M3, 0.9838% 11/25/35 (b)(g)	12,806	4,482
Class M4, 1.0738% 11/25/35 (b)(g)	15,956	5,584
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (b)(g)	224,027	128,815
Class B1, 1.8738% 1/25/36 (b)(g)	19,360	6,776
Class M1, 0.9238% 1/25/36 (b)(g)	72,267	41,553
Class M2, 0.9438% 1/25/36 (b)(g)	21,680	11,924
Class M3, 0.9738% 1/25/36 (b)(g)	31,662	15,831
Class M4, 1.0838% 1/25/36 (b)(g)	17,511	8,318
Class M5, 1.1238% 1/25/36 (b)(g)	17,511	7,880
Class M6, 1.1738% 1/25/36 (b)(g)	18,599	7,811
Series 2006-1:
Class A2, 0.8338% 4/25/36 (b)(g)	34,852	22,932
Class M1, 0.8538% 4/25/36 (b)(g)	12,465	6,233
Class M2, 0.8738% 4/25/36 (b)(g)	13,170	5,926
Class M3, 0.8938% 4/25/36 (b)(g)	11,332	4,759
Class M4, 0.9938% 4/25/36 (b)(g)	6,421	3,484
Class M5, 1.0338% 4/25/36 (b)(g)	6,233	2,368
Class M6, 1.1138% 4/25/36 (b)(g)	12,427	6,437
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (b)(g)	342,015	273,612
Class A2, 0.7538% 7/25/36 (b)(g)	30,877	24,702
Class B1, 1.3438% 7/25/36 (b)(g)	11,561	2,312
Class B3, 3.1738% 7/25/36 (b)(g)	17,467	3,493
Class M1, 0.7838% 7/25/36 (b)(g)	32,397	16,198
Class M2, 0.8038% 7/25/36 (b)(g)	22,857	10,972
Class M3, 0.8238% 7/25/36 (b)(g)	18,960	8,532
Class M4, 0.8938% 7/25/36 (b)(g)	12,803	5,121
Class M5, 0.9438% 7/25/36 (b)(g)	15,736	5,507
Class M6, 1.0138% 7/25/36 (b)(g)	23,478	8,217
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (b)(g)	20,023	6,187
Class B2, 1.8238% 10/25/36 (b)(g)	14,442	4,245
Class B3, 3.0738% 10/25/36 (b)(g)	23,502	5,218
Class M4, 0.9038% 10/25/36 (b)(g)	22,129	9,637
Class M5, 0.9538% 10/25/36 (b)(g)	26,492	10,597
Class M6, 1.0338% 10/25/36 (b)(g)	51,857	19,446
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (b)(g)	$ 95,467	$ 64,936
Class A2, 0.7438% 12/25/36 (b)(g)	430,258	298,513
Class B1, 1.1738% 12/25/36 (b)(g)	15,019	3,004
Class B2, 1.7238% 12/25/36 (b)(g)	15,542	7,159
Class B3, 2.9238% 12/25/36 (b)(g)	26,116	11,494
Class M1, 0.7638% 12/25/36 (b)(g)	31,085	19,957
Class M2, 0.7838% 12/25/36 (b)(g)	20,908	13,172
Class M3, 0.8138% 12/25/36 (b)(g)	21,177	8,894
Class M4, 0.8738% 12/25/36 (b)(g)	25,376	10,150
Class M5, 0.9138% 12/25/36 (b)(g)	23,269	9,308
Class M6, 0.9938% 12/25/36 (b)(g)	20,908	11,621
Series 2007-1:
Class A2, 0.7438% 3/25/37 (b)(g)	80,916	46,527
Class B1, 1.1438% 3/25/37 (b)(g)	26,424	9,248
Class B2, 1.6238% 3/25/37 (b)(g)	19,111	6,068
Class B3, 3.8238% 3/25/37 (b)(g)	51,527	15,072
Class M1, 0.7438% 3/25/37 (b)(g)	23,054	12,507
Class M2, 0.7638% 3/25/37 (b)(g)	17,295	8,950
Class M3, 0.7938% 3/25/37 (b)(g)	15,401	7,700
Class M4, 0.8438% 3/25/37 (b)(g)	12,808	6,148
Class M5, 0.8938% 3/25/37 (b)(g)	19,266	8,670
Class M6, 0.9738% 3/25/37 (b)(g)	26,920	10,768
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (b)(g)	71,708	43,383
Class A2, 0.7938% 7/25/37 (b)(g)	67,161	41,472
Class B1, 2.0738% 7/25/37 (b)(g)	21,044	6,681
Class B2, 2.7238% 7/25/37 (b)(g)	18,237	5,654
Class B3, 3.8238% 7/25/37 (b)(g)	20,510	6,153
Class M1, 0.8438% 7/25/37 (b)(g)	23,937	12,986
Class M2, 0.8838% 7/25/37 (b)(g)	13,432	6,951
Class M3, 0.9638% 7/25/37 (b)(g)	13,604	6,700
Class M4, 1.1238% 7/25/37 (b)(g)	26,192	10,935
Class M5, 1.2238% 7/25/37 (b)(g)	23,162	9,091
Class M6, 1.4738% 7/25/37 (b)(g)	29,396	10,803
Series 2007-3:
Class A2, 0.7638% 7/25/37 (b)(g)	118,990	88,386
Class B1, 1.4238% 7/25/37 (b)(g)	19,257	9,168
Class B2, 2.0738% 7/25/37 (b)(g)	47,506	22,622
Class B3, 4.4738% 7/25/37 (b)(g)	25,823	11,848
Class M1, 0.7838% 7/25/37 (b)(g)	17,138	9,948
Class M2, 0.8138% 7/25/37 (b)(g)	18,290	10,264
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M3, 0.8438% 7/25/37 (b)(g)	$ 28,258	$ 14,912
Class M4, 0.9738% 7/25/37 (b)(g)	44,438	23,255
Class M5, 1.0738% 7/25/37 (b)(g)	23,588	12,113
Class M6, 1.2738% 7/25/37 (b)(g)	17,961	9,117
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (b)(g)	26,271	8,341
Class B2, 3.9238% 9/25/37 (b)(g)	93,359	27,308
Class M1, 1.4238% 9/25/37 (b)(g)	25,142	12,571
Class M2, 1.5238% 9/25/37 (b)(g)	25,142	11,314
Class M4, 2.0738% 9/25/37 (b)(g)	62,804	25,122
Class M5, 2.2238% 9/25/37 (b)(g)	62,804	23,551
Class M6, 2.4238% 9/25/37 (b)(g)	62,892	22,012
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (b)(g)	91,801	52,391
Class H, 1.1113% 3/15/19 (b)(g)	61,770	27,797
Class J, 1.3113% 3/15/19 (b)(g)	46,405	18,562
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (b)(g)	47,569	29,546
Class E, 0.755% 3/15/22 (b)(g)	247,020	144,850
Class F, 0.805% 3/15/22 (b)(g)	151,475	84,852
Class G, 0.855% 3/15/22 (b)(g)	38,931	21,158
Class H, 1.005% 3/15/22 (b)(g)	47,569	21,406
Class J, 1.155% 3/15/22 (b)(g)	47,569	19,028
Series 2003-T12 Class X2, 0.5161% 8/13/39 (b)(g)(i)	11,515,427	123,596
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (b)(g)	124,779	54,181
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (b)(g)	50,634	15,697
Class H, 0.825% 11/15/36 (b)(g)	40,527	12,158
Series 2007-C6 Class A1, 5.622% 12/10/49 (g)	2,144,141	1,834,238
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	2,136,455
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (b)(g)	108,291	51,232
Class E, 0.825% 4/15/17 (b)(g)	34,474	16,137
Class F, 0.865% 4/15/17 (b)(g)	19,555	8,663
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates floater: - continued
Series 2005-F10A:
Class G, 1.005% 4/15/17 (b)(g)	$ 19,555	$ 8,471
Class H, 1.075% 4/15/17 (b)(g)	19,555	7,985
Class J, 1.305% 4/15/17 (b)(g)	14,996	6,770
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (b)(g)	44,319	14,808
Class G, 0.9613% 11/15/17 (b)(g)	30,720	9,576
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.269% 1/15/49	450,653	439,267
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (b)(g)	212,546	63,764
0.7313% 2/15/22 (b)(g)	75,912	18,978
Class F, 0.7813% 2/15/22 (b)(g)	151,805	33,397
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8718% 10/16/23 (g)	31,989	32,326
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer:
Series 2003-47 Class C, 4.227% 10/16/27	1,694,176	1,702,217
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	3,035,906
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6604% 12/10/41 (g)(i)	9,708,464	115,344
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.9139% 7/10/38 (g)	960,000	668,510
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 0.885% 6/6/20 (b)(g)	95,176	54,250
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (b)(g)	26,312	12,367
Class E, 0.7413% 11/15/18 (b)(g)	37,286	16,779
Class F, 0.7913% 11/15/18 (b)(g)	55,923	24,606
Class G, 0.8213% 11/15/18 (b)(g)	48,602	20,413
Class H, 0.9613% 11/15/18 (b)(g)	37,286	14,915
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	296,104	288,861
Series 2007-C2 Class A1, 5.226% 2/15/40	377,464	368,300
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (b)(g)	130,294	53,559
Class G, 0.815% 9/15/21 (b)(g)	257,399	94,178
Class H, 0.855% 9/15/21 (b)(g)	66,405	22,966
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (b)(g)	$ 93,780	$ 9,378
Series 2007-XCLA Class A1, 0.662% 7/17/17 (b)(g)	312,375	171,806
Series 2007-XLCA Class B, 0.9613% 7/17/17 (b)(g)	177,809	16,003
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (b)(g)	76,067	19,017
Class E, 0.712% 10/15/20 (b)(g)	95,138	19,028
Class F, 0.762% 10/15/20 (b)(g)	57,094	10,277
Class G, 0.802% 10/15/20 (b)(g)	70,577	10,587
Class H, 0.892% 10/15/20 (b)(g)	44,426	4,443
Class J, 1.042% 10/15/20 (b)(g)	50,712	4,057
Class MHRO, 1.152% 10/15/20 (b)(g)	20,614	2,268
Class MJPM, 1.462% 10/15/20 (b)(g)	6,975	628
Class MSTR, 1.162% 10/15/20 (b)(g)	12,707	1,779
Class NHRO, 1.352% 10/15/20 (b)(g)	30,105	2,709
Class NSTR, 1.312% 10/15/20 (b)(g)	11,834	1,302
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (b)(g)	242,693	19,415
Class D, 1.1613% 7/17/17 (b)(g)	114,195	7,994
Class E, 1.2613% 7/17/17 (b)(g)	92,798	5,568
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (b)(g)	20,027	16,422
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (b)(g)	145,481	80,015
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (b)(g)	158,847	65,127
Class F, 0.795% 8/11/18 (b)(g)	214,060	64,218
Class G, 0.815% 8/11/18 (b)(g)	202,788	50,697
Class J, 0.9331% 8/11/18 (b)(g)	45,086	16,231
Class X1A, 0.0239% 9/15/21 (b)(g)(i)	322,727	2
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (b)(g)	10,647	2,662
Class AP2, 1.255% 6/15/20 (b)(g)	17,436	3,487
Class F, 0.935% 6/15/20 (b)(g)	338,588	108,348
Class LXR2, 1.255% 6/15/20 (b)(g)	230,831	34,625
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,993,359)		15,271,784
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount	Value
Chilean Republic 7.125% 1/11/12 (Cost $673,964)	$ 613,000	$ 668,967
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	49,000	43,103
6.875% 3/15/12	79,000	75,658
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $119,410)		118,761
Bank Notes - 0.1%

National City Bank, Cleveland 2.3025% 3/1/13 (g) (Cost $692,668)	1,000,000	780,000
Fixed-Income Funds - 25.4%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	361,343	25,630,041
Fidelity Commercial Mortgage-Backed Securities Central Fund (h)	987,552	67,153,521
Fidelity Corporate Bond 1-10 Year Central Fund (h)	859,752	76,285,794
Fidelity Corporate Bond 1-5 Year Central Fund (h)	111,069	10,217,217
Fidelity Specialized High Income Central Fund (h)	264,717	20,573,791
TOTAL FIXED-INCOME FUNDS (Cost $258,465,605)		199,860,364
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (g)	$ 212,000	66,908
MUFG Capital Finance 1 Ltd. 6.346% (g)	932,000	583,379
TOTAL PREFERRED SECURITIES (Cost $690,964)		650,287
Cash Equivalents - 5.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $40,231,000)	$ 40,231,868	$ 40,231,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $890,405,843)		812,293,609
NET OTHER ASSETS - (3.2)%		(24,852,302)
NET ASSETS - 100%		$ 787,441,307
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34 (Rating-Caa2) (e)	Oct. 2034	$ 918,926	(638,237)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (e)	Nov. 2034	409,000	(378,805)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (e)	Oct. 2034	119,687	(64,278)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (e)	May 2033	409,000	(343,651)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (e)

	Oct. 2036	$ 335,099	$ (323,462)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (e)	Dec. 2034	248,360	(234,477)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (e)	Sept. 2034	119,548	(109,815)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (Rating-Baa3) (f)	June 2010	9,760,000	(619,575)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (Rating-Baa3) (f)	March 2010	6,219,400	(287,972)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (e)	Feb. 2035	600,000	(565,808)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (e)

	August 2034	$ 98,734	$ (58,054)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (e)	June 2035	600,000	(568,952)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (e)	Oct. 2034	122,388	(72,516)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (e)	April 2032	36,015	(29,267)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (e)	March 2034	21,052	(1,404)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (e)	Feb. 2034	806	(762)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (e)

	August 2035	$ 700,000	$ (657,317)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (Rating-Baa3) (f)	Dec. 2010	14,640,000	(1,013,091)
TOTAL CREDIT DEFAULT SWAPS		35,358,015	(5,967,443)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	25,000,000	1,072,963
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	962,089
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	6,931,000	727,141
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2012	25,000,000	2,537,753
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2011	20,000,000	1,895,576
TOTAL INTEREST RATE SWAPS		96,714,000	7,195,522
		$ 132,072,015	$ 1,228,079
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,780,352 or 6.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,852,144.

(e) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(f) Represents a tradable index of credit default swaps on investment grade debt of U.S. companies. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Non-income producing
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$40,231,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 15,774,577
UBS Securities LLC	24,456,423
$ 40,231,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 692,998
Fidelity Commercial Mortgage-Backed Securities Central Fund	2,531,281
Fidelity Corporate Bond 1-10 Year Central Fund	7,257,245
Fidelity Corporate Bond 1-5 Year Central Fund	371,176
Fidelity Specialized High Income Central Fund	870,843
Fidelity Ultra-Short Central Fund	486,340
Total	$ 12,209,883
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 47,438,002	$ 692,998	$ 17,316,138	$ 25,630,041	3.2%
Fidelity Commercial Mortgage-Backed Securities Central Fund	99,633,125	2,531,287	12,995,240	67,153,521	2.9%
Fidelity Corporate Bond 1-10 Year Central Fund	275,919,248	7,286,616	187,226,317*	76,285,794	3.1%
Fidelity Corporate Bond 1-5 Year Central Fund	18,814,985	371,176	7,835,596	10,217,217	2.9%
Fidelity Specialized High Income Central Fund	23,421,149	870,843	-	20,573,791	5.3%
Fidelity Ultra-Short Central Fund	68,380,155	-	57,552,245 *	-	0.0%
Total	$ 533,606,664	$ 11,752,920	$ 282,925,536	$ 199,860,364

* Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Investments (Unaudited) - continued

Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 812,293,609	$ 199,860,364	$ 608,617,667	$ 3,815,578
Other Financial Instruments*	$ 1,228,079	$ -	$ 4,307,371	$ (3,079,292)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 215,029	$ (6,691,180)
Total Realized Gain (Loss)	27,456	-*
Total Unrealized Gain (Loss)	987,424	3,696,575
Cost of Purchases	4,347,492	-
Proceeds of Sales	(87,523)	-
Amortization/Accretion	(1,674,300)	-
Transfer in/out of Level 3	-	(84,687)
Ending Balance	$ 3,815,578	$ (3,079,292)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(313,172).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At August 31, 2008, the fund had a capital loss carryforward of approximately $16,598,133 of which $8,055,126 and $8,543,007 will expire on August 31, 2014 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $40,231,000) - See accompanying schedule: Unaffiliated issuers (cost $631,940,238)	$ 612,433,244
Fidelity Central Funds (cost $258,465,605)	199,860,365
Total Investments (cost $890,405,843)		$ 812,293,609
Cash		19,883
Receivable for investments sold		7,500,984
Receivable for swap agreements		20,391
Receivable for fund shares sold		1,096,558
Interest receivable		5,398,324
Distributions receivable from Fidelity Central Funds		1,614,214
Unrealized appreciation on swap agreements		7,195,522
Prepaid expenses		7,278
Other receivables		386,084
Total assets		835,532,847

Liabilities
Payable for investments purchased Regular delivery	$ 2,585,073
Delayed delivery	29,721,438
Payable for swap agreements	397,241
Payable for fund shares redeemed	8,299,497
Distributions payable	174,470
Unrealized depreciation on swap agreements	5,967,443
Accrued management fee	215,240
Distribution fees payable	148,488
Other affiliated payables	154,491
Other payables and accrued expenses	428,159
Total liabilities		48,091,540

Net Assets		$ 787,441,307
Net Assets consist of:
Paid in capital		$ 942,136,133
Distributions in excess of net investment income		(3,853,986)
Accumulated undistributed net realized gain (loss) on investments		(70,222,892)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(80,617,948)
Net Assets		$ 787,441,307

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($178,558,265 ÷ 18,874,320 shares)	$ 9.46

Maximum offering price per share (100/97.25 of $9.46)	$ 9.73
Class T: Net Asset Value and redemption price per share ($276,605,549 ÷ 29,223,318 shares)	$ 9.47

Maximum offering price per share (100/97.25 of $9.47)	$ 9.74
Class B: Net Asset Value and offering price per share ($12,212,651 ÷ 1,292,263 shares)A	$ 9.45

Class C: Net Asset Value and offering price per share ($52,145,437 ÷ 5,522,571 shares)A	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($267,919,405 ÷ 28,255,622 shares)	$ 9.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 5,046,900
Income from Fidelity Central Funds		12,209,883
Total income		17,256,783

Expenses
Management fee	$ 1,347,083
Transfer agent fees	808,544
Distribution fees	909,970
Accounting and security lending fees	155,669
Custodian fees and expenses	11,932
Independent trustees' compensation	1,570
Registration fees	51,550
Audit	46,664
Legal	1,839
Miscellaneous	(22,867)
Total expenses before reductions	3,311,954
Expense reductions	(4,122)	3,307,832
Net investment income		13,948,951
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,050,025
Fidelity Central Funds	(54,109,453)
Swap agreements	(3,132,045)
Total net realized gain (loss)		(51,191,473)
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,222,138)
Swap agreements	4,954,985
Total change in net unrealized appreciation (depreciation)		(21,267,153)
Net gain (loss)		(72,458,626)
Net increase (decrease) in net assets resulting from operations		$ (58,509,675)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,948,951	$ 54,822,787
Net realized gain (loss)	(51,191,473)	(4,076,446)
Change in net unrealized appreciation (depreciation)	(21,267,153)	(24,788,132)
Net increase (decrease) in net assets resulting from operations	(58,509,675)	25,958,209
Distributions to shareholders from net investment income	(19,323,285)	(56,702,503)
Share transactions - net increase (decrease)	(126,015,790)	(533,888,338)
Total increase (decrease) in net assets	(203,848,750)	(564,632,632)

Net Assets
Beginning of period	991,290,057	1,555,922,689
End of period (including distributions in excess of net investment income of $3,853,986 and undistributed net investment income of $1,520,348, respectively)	$ 787,441,307	$ 991,290,057

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 J

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06
Income from Investment Operations
Net investment income E	.156	.457	.487	.385	.397	.385	.420
Net realized and unrealized gain (loss)	(.789)	(.319)	(.167)	(.043)	(.338)	.120	.254
Total from investment operations	(.633)	.138	.320	.342	.059	.505	.674
Distributions from net investment income	(.217)	(.468)	(.460)	(.382)	(.379)	(.385)	(.414)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.217)	(.468)	(.460)	(.432)	(.529)	(.485)	(.414)
Net asset value, end of period	$ 9.46	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32
Total Return B, C, D	(6.13)%	1.28%	2.99%	3.23%	.54%	4.58%	6.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.88% A	.85%	.79%	.75% A	.81%	.84%	.81%
Expenses net of fee waivers, if any	.88% A	.85%	.79%	.75% A	.81%	.84%	.81%
Expenses net of all reductions	.88% A	.85%	.78%	.74% A	.80%	.84%	.81%
Net investment income	3.25% A	4.32%	4.52%	4.30% A	3.60%	3.42%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,558	$ 216,683	$ 255,591	$ 229,490	$ 219,441	$ 186,748	$ 166,701
Portfolio turnover rate G	101% A	81%	89% K	43% A	73%	96%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 J

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06
Income from Investment Operations
Net investment income E	.158	.462	.484	.377	.386	.374	.408
Net realized and unrealized gain (loss)	(.788)	(.310)	(.178)	(.043)	(.338)	.130	.253
Total from investment operations	(.630)	.152	.306	.334	.048	.504	.661
Distributions from net investment income	(.220)	(.472)	(.456)	(.374)	(.368)	(.374)	(.401)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.220)	(.472)	(.456)	(.424)	(.518)	(.474)	(.401)
Net asset value, end of period	$ 9.47	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32
Total Return B, C, D	(6.10)%	1.41%	2.85%	3.15%	.43%	4.56%	6.03%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.82%	.84% A	.91%	.95%	.93%
Expenses net of fee waivers, if any	.82% A	.82%	.82%	.84% A	.91%	.95%	.93%
Expenses net of all reductions	.82% A	.82%	.82%	.83% A	.91%	.95%	.93%
Net investment income	3.31% A	4.35%	4.48%	4.21% A	3.49%	3.32%	3.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,606	$ 344,229	$ 503,737	$ 563,677	$ 622,245	$ 680,947	$ 711,263
Portfolio turnover rate G	101% A	81%	89% K	43% A	73%	96%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 J

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05
Income from Investment Operations
Net investment income E	.123	.385	.409	.316	.310	.295	.331
Net realized and unrealized gain (loss)	(.788)	(.318)	(.169)	(.043)	(.338)	.120	.253
Total from investment operations	(.665)	.067	.240	.273	(.028)	.415	.584
Distributions from net investment income	(.185)	(.397)	(.380)	(.313)	(.292)	(.295)	(.324)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.185)	(.397)	(.380)	(.363)	(.442)	(.395)	(.324)
Net asset value, end of period	$ 9.45	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31
Total Return B, C, D	(6.45)%	.60%	2.24%	2.57%	(.25)%	3.75%	5.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.53%	1.52%	1.52% A	1.61%	1.66%	1.60%
Expenses net of fee waivers, if any	1.55% A	1.53%	1.52%	1.52% A	1.60%	1.65%	1.60%
Expenses net of all reductions	1.55% A	1.53%	1.52%	1.52% A	1.60%	1.65%	1.60%
Net investment income	2.58% A	3.64%	3.78%	3.52% A	2.80%	2.62%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,213	$ 15,141	$ 22,609	$ 46,344	$ 73,017	$ 118,751	$ 154,697
Portfolio turnover rate G	101% A	81%	89% K	43% A	73%	96%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 J

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04
Income from Investment Operations
Net investment income E	.120	.378	.400	.308	.301	.289	.322
Net realized and unrealized gain (loss)	(.788)	(.317)	(.167)	(.042)	(.337)	.120	.254
Total from investment operations	(.668)	.061	.233	.266	(.036)	.409	.576
Distributions from net investment income	(.182)	(.391)	(.373)	(.306)	(.284)	(.289)	(.316)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.182)	(.391)	(.373)	(.356)	(.434)	(.389)	(.316)
Net asset value, end of period	$ 9.44	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30
Total Return B, C, D	(6.49)%	.54%	2.18%	2.51%	(.33)%	3.70%	5.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62% A	1.59%	1.59%	1.60% A	1.67%	1.70%	1.67%
Expenses net of fee waivers, if any	1.62% A	1.59%	1.59%	1.60% A	1.67%	1.70%	1.67%
Expenses net of all reductions	1.62% A	1.59%	1.58%	1.60% A	1.67%	1.70%	1.67%
Net investment income	2.52% A	3.58%	3.72%	3.45% A	2.73%	2.57%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,145	$ 52,529	$ 58,693	$ 63,946	$ 74,522	$ 91,149	$ 113,849
Portfolio turnover rate G	101% A	81%	89% K	43% A	73%	96%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 I

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08
Income from Investment Operations
Net investment income D	.173	.494	.513	.401	.417	.400	.437
Net realized and unrealized gain (loss)	(.800)	(.311)	(.169)	(.043)	(.339)	.122	.254
Total from investment operations	(.627)	.183	.344	.358	.078	.522	.691
Distributions from net investment income	(.233)	(.503)	(.484)	(.398)	(.398)	(.402)	(.431)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.233)	(.503)	(.484)	(.448)	(.548)	(.502)	(.431)
Net asset value, end of period	$ 9.48	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34
Total Return B, C	(6.05)%	1.71%	3.22%	3.37%	.71%	4.72%	6.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.54% A	.53%	.55%	.57% A	.63%	.70%	.66%
Expenses net of fee waivers, if any	.54% A	.53%	.55%	.57% A	.63%	.70%	.66%
Expenses net of all reductions	.54% A	.53%	.55%	.57% A	.63%	.70%	.66%
Net investment income	3.60% A	4.64%	4.75%	4.48% A	3.77%	3.57%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,919	$ 362,708	$ 715,292	$ 582,070	$ 465,201	$ 269,727	$ 155,302
Portfolio turnover rate F	101% A	81%	89% J	43% A	73%	96%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in

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3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,729,686
Unrealized depreciation	(85,083,117)
Net unrealized appreciation (depreciation)	$ (77,353,431)
Cost for federal income tax purposes	$ 889,647,040

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $35,358,015 representing 4.5% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $212,776,810 and $295,187,861, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 235,054	$ 11,775
Class T	-%	.25%	369,055	4,792
Class B	.65%	.25%	58,168	42,207
Class C	.75%	.25%	247,693	20,688
			$ 909,970	$ 79,462

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,150
Class T	3,751
Class B*	16,446
Class C*	2,568
$ 30,915

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 230,962.25
Class T	277,113.19
Class B	16,671.26
Class C	55,193.23
Institutional Class	228,605.16
	$ 808,544

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro-rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $34,413,111 in return for its 550,378 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

On February 20, 2009, the Fund redeemed in-kind 1,969,867 shares of Fidelity Corporate Bond 1-10 Year Central Fund, a Fidelity Central Fund in which the Fund invests, valued at $177,302,227 by receiving cash and securities of equal value, including accrued interest. This is considered taxable to the Fund for federal income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,634 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $15,671.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,909. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 213

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 4,243,609	$ 11,114,337
Class T	6,734,581	19,685,484
Class B	248,969	698,735
Class C	935,568	2,134,294
Institutional Class	7,160,558	23,069,653
Total	$ 19,323,285	$ 56,702,503

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	3,280,847	7,478,814	$ 31,664,251	$ 79,389,123
Reinvestment of distributions	385,525	913,344	3,670,163	9,656,597
Shares redeemed	(5,801,511)	(11,412,910)	(55,761,991)	(120,176,822)
Net increase (decrease)	(2,135,139)	(3,020,752)	$ (20,427,577)	$ (31,131,102)
Class T
Shares sold	4,482,202	10,443,380	$ 43,382,649	$ 110,997,567
Reinvestment of distributions	674,655	1,758,963	6,428,526	18,626,931
Shares redeemed	(9,293,195)	(26,180,797)	(89,999,382)	(277,194,128)
Net increase (decrease)	(4,136,338)	(13,978,454)	$ (40,188,207)	$ (147,569,630)
Class B
Shares sold	355,157	542,893	$ 3,421,658	$ 5,772,343
Reinvestment of distributions	23,233	58,357	220,987	616,990
Shares redeemed	(555,693)	(1,259,274)	(5,368,914)	(13,340,826)
Net increase (decrease)	(177,303)	(658,024)	$ (1,726,269)	$ (6,951,493)
Class C
Shares sold	1,452,272	1,247,916	$ 13,932,508	$ 13,263,460
Reinvestment of distributions	81,074	166,125	770,048	1,753,152
Shares redeemed	(1,113,482)	(1,839,485)	(10,695,243)	(19,383,480)
Net increase (decrease)	419,864	(425,444)	$ 4,007,313	$ (4,366,868)
Institutional Class
Shares sold	2,602,480	4,941,786	$ 25,200,052	$ 52,330,544
Reinvestment of distributions	717,438	2,074,699	6,849,721	22,020,750
Shares redeemed	(10,154,024)	(39,037,602)	(99,730,823)	(418,220,539)
Net increase (decrease)	(6,834,106)	(32,021,117)	$ (67,681,050)	$ (343,869,245)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund. Subsequent to period end, the Fidelity Advisor Freedom Funds sold all their shares of the Fund.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro-rata portion of CMBS' net assets.

In March 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro-rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTB-USAN-0409
1.784888.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Intermediate Bond
Fund - Institutional Class

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.88%
Actual		$ 1,000.00	$ 938.70	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Class T	.82%
Actual		$ 1,000.00	$ 939.00	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class B	1.55%
Actual		$ 1,000.00	$ 935.50	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.62%
Actual		$ 1,000.00	$ 935.10	$ 7.77
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.10
Institutional Class	.54%
Actual		$ 1,000.00	$ 939.50	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 36.1%	U.S. Government and U.S. Government Agency Obligations 39.3%
AAA 11.7%	AAA 14.1%
AA 6.5%	AA 8.2%
A 14.8%	A 10.8%
BBB 23.3%	BBB 20.1%
BB and Below 5.1%	BB and Below 4.5%
Not Rated 0.4%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	4.7	4.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	3.5	4.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *	As of August 31, 2008 **
Corporate Bonds 45.8%	Corporate Bonds 39.2%
U.S. Government and U.S. Government Agency Obligations 36.1%	U.S. Government and U.S. Government Agency Obligations 39.3%
Asset-Backed Securities 4.3%	Asset-Backed Securities 5.3%
CMOs and Other Mortgage Related Securities 11.4%	CMOs and Other Mortgage Related Securities 13.1%
Other Investments 0.3%	Other Investments 0.4%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.7%

* Foreign investments	9.1%	** Foreign investments	10.1%
* Futures and Swaps	17.7%	** Futures and Swaps	18.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,126,000	$ 1,060,123
5.875% 3/15/11	418,000	397,883
		1,458,006
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 5.35% 3/1/18	471,000	485,572
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	853,000	840,700
Media - 1.6%
AOL Time Warner, Inc.:
6.75% 4/15/11	379,000	384,622
6.875% 5/1/12	491,000	494,928
Comcast Cable Communications, Inc. 6.75% 1/30/11	103,000	106,728
Comcast Corp.:
4.95% 6/15/16	378,000	337,863
5.5% 3/15/11	77,000	78,122
5.7% 5/15/18	597,000	551,686
5.85% 1/15/10	12,000	12,148
COX Communications, Inc.:
4.625% 1/15/10	431,000	427,317
4.625% 6/1/13	899,000	812,825
News America, Inc.:
4.75% 3/15/10	49,000	47,809
5.3% 12/15/14	176,000	165,753
6.9% 3/1/19 (b)	3,089,000	2,924,659
Time Warner Cable, Inc.:
5.4% 7/2/12	492,000	473,350
5.85% 5/1/17	1,328,000	1,200,953
6.2% 7/1/13	468,000	453,231
6.75% 7/1/18	1,486,000	1,408,838
8.75% 2/14/19	673,000	718,390
Time Warner, Inc. 5.875% 11/15/16	1,232,000	1,154,409
Viacom, Inc. 6.125% 10/5/17	905,000	744,828
		12,498,459
Multiline Retail - 0.0%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	472,000	338,589
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.6%
Home Depot, Inc. 2.0463% 12/16/09 (g)	$ 861,000	$ 836,066
Staples, Inc. 9.75% 1/15/14	3,990,000	4,186,172
		5,022,238
TOTAL CONSUMER DISCRETIONARY		20,643,564
CONSUMER STAPLES - 2.2%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	15,000	12,802
Diageo Capital PLC:
5.2% 1/30/13	209,000	212,724
5.75% 10/23/17	2,056,000	2,048,091
FBG Finance Ltd. 5.125% 6/15/15 (b)	591,000	501,975
PepsiCo, Inc. 7.9% 11/1/18	840,000	1,009,443
		3,785,035
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
2.5025% 6/1/10 (g)	462,000	447,864
6.036% 12/10/28 (b)	462,422	352,953
6.302% 6/1/37 (g)	3,463,000	2,129,745
		2,930,562
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (b)	142,000	132,470
General Mills, Inc.:
5.2% 3/17/15	867,000	870,731
5.65% 2/15/19	319,000	318,733
Kraft Foods, Inc.:
5.625% 11/1/11	737,000	770,218
6.125% 2/1/18	1,012,000	1,005,429
6.75% 2/19/14	109,000	116,347
		3,213,928
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	360,000	351,202
Tobacco - 0.9%
Altria Group, Inc. 9.7% 11/10/18	3,399,000	3,558,746
Philip Morris International, Inc.:
4.875% 5/16/13	1,211,000	1,223,969
5.65% 5/16/18	807,000	783,291
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 589,000	$ 497,445
7.25% 6/15/37	1,575,000	1,146,465
		7,209,916
TOTAL CONSUMER STAPLES		17,490,643
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (b)	687,000	666,026
Noble Drilling Corp. 5.875% 6/1/13	218,000	211,537
Transocean Ltd. 5.25% 3/15/13	698,000	691,357
Weatherford International Ltd.:
4.95% 10/15/13	351,000	299,069
5.15% 3/15/13	1,803,000	1,594,754
		3,462,743
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp. 6.45% 9/15/36	540,000	412,365
BW Group Ltd. 6.625% 6/28/17 (b)	595,000	312,375
Canadian Natural Resources Ltd.:
5.15% 2/1/13	906,000	866,243
5.7% 5/15/17	233,000	205,766
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	830,000	825,243
ConocoPhillips:
4.75% 2/1/14	212,000	214,397
5.75% 2/1/19	1,600,000	1,565,690
Devon Energy Corp. 5.625% 1/15/14	472,000	475,644
Duke Capital LLC 6.25% 2/15/13	201,000	199,251
Duke Energy Field Services:
5.375% 10/15/15 (b)	246,000	201,783
6.875% 2/1/11	466,000	465,033
7.875% 8/16/10	209,000	211,502
El Paso Natural Gas Co. 5.95% 4/15/17	188,000	160,846
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	341,000	342,211
Enbridge Energy Partners LP:
5.875% 12/15/16	364,000	312,155
6.5% 4/15/18	477,000	416,089
9.875% 3/1/19	590,000	612,419
EnCana Holdings Finance Corp. 5.8% 5/1/14	581,000	563,949
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.625% 10/15/09	$ 392,000	$ 390,080
5.6% 10/15/14	394,000	365,852
5.65% 4/1/13	140,000	133,914
Gazstream SA 5.625% 7/22/13 (b)	1,604,145	1,435,710
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	778,000	706,650
Lukoil International Finance BV 6.656% 6/7/22 (b)	246,000	167,280
Nakilat, Inc. 6.067% 12/31/33 (b)	302,000	197,164
Nexen, Inc.:
5.05% 11/20/13	774,000	703,061
5.2% 3/10/15	183,000	156,993
6.4% 5/15/37	1,015,000	716,304
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,517,000	1,466,584
Pemex Project Funding Master Trust 3.2963% 6/15/10 (b)(g)	251,000	242,215
Petro-Canada:
6.05% 5/15/18	435,000	358,576
6.8% 5/15/38	285,000	209,876
Petroleos Mexicanos 8% 5/3/19 (b)	199,000	195,518
Plains All American Pipeline LP 7.75% 10/15/12	475,000	478,310
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	601,000	619,100
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (b)	270,000	236,048
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	548,000	533,313
Source Gas LLC 5.9% 4/1/17 (b)	713,000	534,487
Suncor Energy, Inc. 6.1% 6/1/18	1,222,000	1,007,060
TEPPCO Partners LP:
5.9% 4/15/13	652,000	588,821
6.65% 4/15/18	588,000	495,743
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,462,000	1,365,675
TransCanada PipeLines Ltd. 6.35% 5/15/67 (g)	477,000	288,585
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	525,000	503,484
Valero Energy Corp. 6.625% 6/15/37	745,000	568,823
XTO Energy, Inc.:
5% 1/31/15	352,000	326,767
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16	$ 242,000	$ 227,133
5.9% 8/1/12	896,000	888,064
		24,470,151
TOTAL ENERGY		27,932,894
FINANCIALS - 15.0%
Capital Markets - 3.2%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (g)	471,000	453,166
1.346% 8/21/09 (g)	236,000	232,322
1.3525% 7/16/09 (g)	116,000	114,626
2.4556% 9/9/09 (g)	256,000	251,859
3.25% 3/25/09	138,000	138,005
4.245% 1/7/10	245,000	240,140
4.5% 10/28/10	369,000	366,172
5.3% 10/30/15	236,000	217,660
5.85% 7/19/10	759,000	765,503
6.95% 8/10/12	272,000	281,538
BlackRock, Inc. 6.25% 9/15/17	2,338,000	2,223,291
Goldman Sachs Group, Inc.:
5.25% 10/15/13	1,188,000	1,099,008
5.45% 11/1/12	759,000	731,626
5.95% 1/18/18	803,000	717,780
6.15% 4/1/18	397,000	360,734
6.6% 1/15/12	344,000	345,012
6.75% 10/1/37	1,280,000	910,122
6.875% 1/15/11	55,000	55,752
7.5% 2/15/19	2,354,000	2,331,505
Janus Capital Group, Inc.:
6.125% 9/15/11	483,000	338,026
6.5% 6/15/12	840,000	567,158
Lazard Group LLC:
6.85% 6/15/17	773,000	577,694
7.125% 5/15/15	277,000	210,270
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	2,104,000	1,878,333
6.15% 4/25/13	583,000	512,749
6.875% 4/25/18	534,000	444,317
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
1.6475% 1/9/12 (g)	$ 1,126,000	$ 925,347
1.6975% 1/9/14 (g)	1,007,000	674,887
4.75% 4/1/14	160,000	134,161
5.05% 1/21/11	613,000	604,548
5.45% 1/9/17	200,000	172,580
5.95% 12/28/17	511,000	450,972
6.6% 4/1/12	1,151,000	1,142,887
6.625% 4/1/18	1,475,000	1,362,016
6.75% 4/15/11	168,000	168,688
Northern Trust Corp. 5.5% 8/15/13	272,000	281,379
The Bank of New York, Inc. 4.95% 11/1/12	778,000	782,530
UBS AG Stamford Branch:
5.75% 4/25/18	2,246,000	1,963,808
5.875% 12/20/17	601,000	532,454
		25,560,625
Commercial Banks - 3.2%
American Express Bank FSB 5.5% 4/16/13	2,685,000	2,541,049
ANZ National International Ltd. 6.2% 7/19/13 (b)	221,000	213,721
Bank One Corp.:
5.25% 1/30/13	187,000	181,658
7.875% 8/1/10	139,000	143,427
BB&T Corp. 6.5% 8/1/11	250,000	254,879
Chase Manhattan Corp. 7.875% 6/15/10	313,000	320,346
Credit Suisse First Boston 6% 2/15/18	2,057,000	1,866,156
Credit Suisse First Boston New York Branch 5% 5/15/13	1,368,000	1,320,721
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (b)(g)	1,050,580	829,958
Export-Import Bank of Korea:
5.125% 2/14/11	588,000	568,376
5.25% 2/10/14 (b)	114,000	102,336
5.5% 10/17/12	454,000	429,775
Fifth Third Bancorp:
4.5% 6/1/18	25,000	15,680
8.25% 3/1/38	423,000	306,532
HBOS PLC 6.75% 5/21/18 (b)	679,000	545,088
HSBC Holdings PLC 1.6125% 10/6/16 (g)	130,000	104,248
JPMorgan Chase Bank 6% 10/1/17	422,000	399,260
KeyBank NA 7% 2/1/11	226,000	223,372
Korea Development Bank:
3.875% 3/2/09	720,000	720,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank: - continued
4.625% 9/16/10	$ 369,000	$ 359,110
4.75% 7/20/09	189,000	188,111
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (b)(g)	82,159	68,733
National City Bank, Cleveland:
4.15% 8/1/09	1,907,000	1,893,418
4.5% 3/15/10	592,000	588,230
PNC Funding Corp.:
1.3144% 1/31/12 (g)	1,204,000	957,662
7.5% 11/1/09	408,000	406,560
Rabobank Capital Funding Trust II 5.26% (b)(g)	115,000	49,450
Santander Issuances SA Unipersonal:
1.885% 6/20/16 (b)(g)	397,758	299,487
5.805% 6/20/16 (b)(g)	846,000	592,200
Sovereign Bank 2.88% 8/1/13 (g)	186,453	139,051
Standard Chartered Bank 6.4% 9/26/17 (b)	3,661,000	2,928,185
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(g)	590,000	265,500
Union Planters Corp. 7.75% 3/1/11	121,000	117,571
UnionBanCal Corp. 5.25% 12/16/13	133,000	124,029
Wachovia Bank NA 4.875% 2/1/15	283,000	252,527
Wachovia Corp.:
1.2244% 10/15/11 (g)	808,000	716,897
1.255% 4/23/12 (g)	109,000	94,004
2.2525% 12/1/09 (g)	219,000	216,359
5.625% 10/15/16	684,000	608,322
5.75% 6/15/17	590,000	553,509
Wells Fargo & Co.:
4.2% 1/15/10	530,000	529,333
5.625% 12/11/17	2,063,000	1,958,156
		24,992,986
Consumer Finance - 2.0%
American Express Credit Corp. 5.875% 5/2/13	117,000	107,454
American General Finance Corp. 6.9% 12/15/17	960,000	381,707
Capital One Financial Corp. 2.4694% 9/10/09 (g)	660,000	635,479
Discover Financial Services:
2.6288% 6/11/10 (g)	810,000	717,763
6.45% 6/12/17	460,000	348,004
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
4.8% 5/1/13	$ 5,300,000	$ 4,992,107
5.625% 9/15/17	1,414,000	1,232,375
6.375% 11/15/67 (g)	1,700,000	985,584
Household Finance Corp.:
6.375% 10/15/11	374,000	364,201
7% 5/15/12	94,000	93,473
HSBC Finance Corp.:
5.25% 1/14/11	263,000	258,123
5.25% 1/15/14	212,000	198,179
MBNA Corp. 7.5% 3/15/12	324,000	299,016
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	855,000	803,321
ORIX Corp. 5.48% 11/22/11	77,000	53,320
SLM Corp.:
1.2994% 7/27/09 (g)	531,000	494,347
1.3194% 7/26/10 (g)	2,393,000	1,971,777
1.3894% 10/25/11 (g)	472,000	330,708
2.1963% 3/15/11 (g)	23,000	17,467
4.5% 7/26/10	1,636,000	1,293,373
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	82,954	70,598
		15,648,376
Diversified Financial Services - 2.2%
Bank of America Corp. 7.4% 1/15/11	1,744,000	1,619,095
BTM Curacao Holding NV 1.8975% 12/19/16 (b)(g)	215,437	166,480
CIT Group, Inc.:
1.3866% 6/8/09 (g)	236,000	225,628
4.75% 12/15/10	165,000	125,285
5.4% 2/13/12	494,000	372,898
Citigroup, Inc.:
1.3356% 5/18/11 (g)	566,000	473,546
5.3% 10/17/12	2,125,000	1,884,956
5.5% 4/11/13	2,400,000	2,173,222
6.125% 5/15/18	333,000	287,166
6.5% 1/18/11	263,000	248,065
6.5% 8/19/13	1,239,000	1,155,116
CME Group, Inc. 5.75% 2/15/14	102,000	102,659
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	1,260,000	1,297,212
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(g)	603,000	120,600
International Lease Finance Corp.:
5.4% 2/15/12	577,000	372,227
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.65% 6/1/14	$ 2,025,000	$ 1,184,315
6.375% 3/25/13	303,000	175,740
6.625% 11/15/13	548,000	312,360
JPMorgan Chase & Co.:
4.891% 9/1/15 (g)	549,000	440,921
5.6% 6/1/11	623,000	635,127
5.75% 1/2/13	446,000	440,520
6.75% 2/1/11	76,000	77,665
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	219,000	144,540
5.5% 1/15/14 (b)	140,000	95,810
5.7% 4/15/17 (b)	341,000	218,311
TECO Finance, Inc. 7% 5/1/12	1,500,000	1,419,386
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	652,000	479,220
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(g)	1,008,000	410,280
ZFS Finance USA Trust IV 5.875% 5/9/32 (b)(g)	503,000	193,816
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(g)	805,000	317,975
		17,170,141
Insurance - 1.4%
Assurant, Inc.:
5.625% 2/15/14	385,000	317,870
6.75% 2/15/34	396,000	247,243
Axis Capital Holdings Ltd. 5.75% 12/1/14	112,000	86,486
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(g)	300,000	186,000
Jackson National Life Global Funding 5.375% 5/8/13 (b)	152,000	138,883
Liberty Mutual Group, Inc. 6.5% 3/15/35 (b)	120,000	72,919
MetLife, Inc.:
5% 6/15/15	234,000	217,203
6.125% 12/1/11	199,000	199,340
7.717% 2/15/19	1,116,000	1,076,811
Metropolitan Life Global Funding I:
4.625% 8/19/10 (b)	664,000	646,646
5.125% 4/10/13 (b)	113,000	107,950
Monumental Global Funding II 5.65% 7/14/11 (b)	333,000	335,954
Monumental Global Funding III 5.5% 4/22/13 (b)	443,000	390,456
Pacific Life Global Funding 5.15% 4/15/13 (b)	1,522,000	1,484,579
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (b)	$ 3,000,000	$ 2,498,835
Prudential Financial, Inc.:
5.15% 1/15/13	436,000	390,070
5.4% 6/13/35	91,000	53,826
5.5% 3/15/16	86,000	71,865
5.7% 12/14/36	77,000	47,031
8.875% 6/15/68 (g)	598,000	340,860
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(g)	673,000	316,310
Symetra Financial Corp. 6.125% 4/1/16 (b)	1,043,000	822,082
The Chubb Corp. 5.75% 5/15/18	415,000	399,103
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	252,000	256,052
		10,704,374
Real Estate Investment Trusts - 2.1%
AMB Property LP 5.9% 8/15/13	519,000	359,713
Arden Realty LP 5.2% 9/1/11	270,000	271,965
AvalonBay Communities, Inc.:
4.95% 3/15/13	74,000	65,506
5.5% 1/15/12	482,000	449,104
6.625% 9/15/11	165,000	159,193
Brandywine Operating Partnership LP:
4.5% 11/1/09	621,000	598,470
5.625% 12/15/10	821,000	725,218
5.7% 5/1/17	481,000	240,034
5.75% 4/1/12	436,000	239,800
BRE Properties, Inc.:
4.875% 5/15/10	520,000	489,366
5.75% 9/1/09	123,000	122,440
Camden Property Trust:
4.375% 1/15/10	298,000	268,200
5.375% 12/15/13	132,000	108,240
5.875% 11/30/12	596,000	512,560
Colonial Properties Trust 4.75% 2/1/10	1,138,000	1,088,124
CPG Partners LP 6% 1/15/13	205,000	182,219
Developers Diversified Realty Corp.:
4.625% 8/1/10	607,000	428,401
5% 5/3/10	451,000	315,700
5.25% 4/15/11	490,000	241,162
5.375% 10/15/12	259,000	124,031
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
4.625% 5/15/13	$ 126,000	$ 84,725
5.25% 1/15/10	91,000	86,763
5.4% 8/15/14	641,000	437,236
5.625% 8/15/11	595,000	506,944
5.875% 8/15/12	113,000	86,578
5.95% 2/15/17	110,000	67,993
6.25% 5/15/13	1,550,000	1,162,500
6.5% 1/15/18	855,000	529,085
Equity One, Inc.:
6% 9/15/17	172,000	113,437
6.25% 1/15/17	99,000	67,320
Federal Realty Investment Trust:
5.4% 12/1/13	83,000	63,161
6% 7/15/12	590,000	485,407
6.2% 1/15/17	125,000	95,000
Hospitality Properties Trust 5.625% 3/15/17	242,000	134,725
HRPT Properties Trust:
5.75% 11/1/15	179,000	118,140
6.25% 6/15/17	248,000	153,245
6.65% 1/15/18	124,000	78,912
Liberty Property LP:
5.125% 3/2/15	171,000	124,184
5.5% 12/15/16	299,000	206,190
6.625% 10/1/17	735,000	530,974
Mack-Cali Realty LP:
5.05% 4/15/10	163,000	153,220
7.25% 3/15/09	587,000	585,958
7.75% 2/15/11	196,000	184,240
Simon Property Group LP:
4.6% 6/15/10	221,000	211,709
4.875% 8/15/10	136,000	130,242
5% 3/1/12	73,000	62,780
5.375% 6/1/11	125,000	116,451
5.6% 9/1/11	547,000	508,531
5.75% 5/1/12	255,000	221,850
7.75% 1/20/11	165,000	157,751
Tanger Properties LP 6.15% 11/15/15	5,000	3,690
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc. 5.5% 4/1/14	$ 1,470,000	$ 1,165,281
Washington (REIT) 5.95% 6/15/11	732,000	637,718
		16,261,386
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	270,000	218,503
5.5% 10/1/12	484,000	440,956
5.75% 6/15/17	790,000	642,086
Post Apartment Homes LP:
5.45% 6/1/12	273,000	229,320
6.3% 6/1/13	483,000	396,060
Regency Centers LP:
4.95% 4/15/14	123,000	89,884
5.25% 8/1/15	429,000	297,632
5.875% 6/15/17	213,000	147,815
		2,462,256
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13	892,000	785,779
5.65% 5/1/18	1,500,000	1,270,199
Countrywide Financial Corp.:
1.6863% 3/24/09 (g)	465,000	463,907
4.5% 6/15/10	96,000	93,212
5.8% 6/7/12	587,000	537,940
Countrywide Home Loans, Inc.:
4.125% 9/15/09	775,000	767,881
6.25% 4/15/09	122,000	122,174
Independence Community Bank Corp.:
3.585% 6/20/13 (g)	311,525	224,298
3.75% 4/1/14 (g)	849,000	568,830
4.9% 9/23/10	341,000	318,876
		5,153,096
TOTAL FINANCIALS		117,953,240
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	595,000	607,408
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	$ 352,000	$ 230,121
6.3% 8/15/14	728,000	530,032
		760,153
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	930,000	980,072
6.45% 9/15/37	695,000	734,010
Bristol-Myers Squibb Co. 5.45% 5/1/18	590,000	601,887
Novartis Capital Corp. 4.125% 2/10/14	590,000	595,470
Roche Holdings, Inc. 5% 3/1/14 (b)	1,196,000	1,209,579
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	193,000	189,812
		4,310,830
TOTAL HEALTH CARE		5,678,391
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	531,000	529,748
6.4% 12/15/11 (b)	165,000	170,808
Bombardier, Inc. 6.3% 5/1/14 (b)	1,575,000	1,055,250
		1,755,806
Airlines - 1.1%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	14,993	14,768
6.978% 10/1/12	83,118	76,884
7.024% 4/15/11	570,000	552,900
7.324% 4/15/11	500,000	475,000
7.858% 4/1/13	1,094,000	946,310
Continental Airlines, Inc.:
6.648% 9/15/17	649,993	513,494
6.82% 5/1/18	44,468	33,796
6.9% 7/2/19	174,768	140,688
7.056% 3/15/11	354,000	343,380
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	76,235	55,270
7.57% 11/18/10	3,200,000	2,928,000
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 456,597	$ 328,750
8.36% 7/20/20	310,934	239,419
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	113,586	81,214
6.071% 9/1/14	73,003	70,813
6.201% 3/1/10	46,507	43,949
6.602% 9/1/13	131,781	124,533
7.032% 4/1/12	403,228	386,091
7.186% 10/1/12	1,003,634	960,980
		8,316,239
Building Products - 0.1%
Masco Corp. 2.3988% 3/12/10 (g)	523,444	469,605
Industrial Conglomerates - 0.6%
Covidien International Finance SA:
5.15% 10/15/10	509,000	521,178
5.45% 10/15/12	124,000	126,902
6% 10/15/17	590,000	594,172
General Electric Co. 5.25% 12/6/17	3,525,000	3,244,325
		4,486,577
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (b)	123,000	116,978
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	310,000	288,498
TOTAL INDUSTRIALS		15,433,703
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.95% 2/15/19	707,000	683,272
5.9% 2/15/39	113,000	105,223
		788,495
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	594,000	513,989
6% 10/1/12	780,000	687,490
6.55% 10/1/17	475,000	358,140
		1,559,619
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	$ 322,000	$ 298,478
Semiconductors & Semiconductor Equipment - 0.1%
National Semiconductor Corp.:
2.2463% 6/15/10 (g)	353,429	307,024
6.15% 6/15/12	299,000	234,480
		541,504
TOTAL INFORMATION TECHNOLOGY		3,188,096
MATERIALS - 0.6%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 5% 1/15/13	95,000	97,038
Lubrizol Corp. 8.875% 2/1/19	187,000	191,728
		288,766
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	369,000	263,424
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	345,000	320,721
6.4% 1/15/18	352,000	287,004
Sealed Air Corp. 6.95% 5/15/09 (b)	131,000	131,548
		739,273
Metals & Mining - 0.4%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	398,000	407,012
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	403,000	414,920
Rio Tinto Finance Ltd.:
5.875% 7/15/13	657,000	597,209
6.5% 7/15/18	1,252,000	1,106,141
United States Steel Corp. 5.65% 6/1/13	299,000	244,627
Vale Overseas Ltd. 6.25% 1/23/17	467,000	449,470
		3,219,379
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co.:
5.85% 10/30/12	$ 30,000	$ 26,715
7.4% 6/15/14	521,000	419,094
		445,809
TOTAL MATERIALS		4,956,651
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	520,000	554,713
AT&T, Inc.:
5.8% 2/15/19	1,769,000	1,717,867
6.7% 11/15/13	236,000	249,697
British Telecommunications PLC 8.625% 12/15/10	547,000	569,999
Deutsche Telekom International Financial BV:
5.25% 7/22/13	493,000	494,577
6.75% 8/20/18	731,000	747,725
SBC Communications, Inc.:
5.1% 9/15/14	437,000	433,344
5.875% 2/1/12	550,000	568,316
5.875% 8/15/12	197,000	204,371
Telecom Italia Capital SA:
4% 1/15/10	984,000	966,902
4.95% 9/30/14	646,000	556,504
5.25% 10/1/15	527,000	444,553
6.999% 6/4/18	361,000	325,783
Telefonica Emisiones SAU:
1.555% 2/4/13 (g)	484,000	415,831
6.421% 6/20/16	234,000	237,751
Telefonos de Mexico SA de CV 4.75% 1/27/10	1,249,000	1,261,490
Verizon Communications, Inc. 6.1% 4/15/18	700,000	693,064
Verizon Global Funding Corp. 7.25% 12/1/10	552,000	582,914
Verizon New England, Inc. 6.5% 9/15/11	179,000	184,072
Verizon New York, Inc. 6.875% 4/1/12	534,000	545,620
		11,755,093
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
4.125% 3/1/09	245,000	245,000
5.625% 11/15/17	364,000	338,413
Sprint Nextel Corp. 6% 12/1/16	230,000	149,500
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Verizon Wireless Capital LLC:
5.55% 2/1/14 (b)	$ 478,000	$ 475,222
8.5% 11/15/18 (b)	708,000	797,001
Vodafone Group PLC:
5% 12/16/13	462,000	463,212
5.5% 6/15/11	556,000	563,837
7.75% 2/15/10	372,000	386,636
		3,418,821
TOTAL TELECOMMUNICATION SERVICES		15,173,914
UTILITIES - 4.1%
Electric Utilities - 2.5%
AmerenUE 6.4% 6/15/17	601,000	586,148
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	828,000	788,424
8.875% 11/15/18	238,000	262,934
Commonwealth Edison Co.:
5.4% 12/15/11	1,278,000	1,299,700
5.8% 3/15/18	1,300,000	1,234,879
Duke Energy Carolinas LLC:
5.25% 1/15/18	710,000	716,313
7% 11/15/18	126,000	143,885
EDP Finance BV:
5.375% 11/2/12 (b)	401,000	394,305
6% 2/2/18 (b)	2,033,000	1,887,907
Enel Finance International SA:
5.7% 1/15/13 (b)	168,000	166,350
6.25% 9/15/17 (b)	679,000	597,226
Exelon Corp.:
4.9% 6/15/15	644,000	552,765
6.75% 5/1/11	134,000	134,016
FirstEnergy Corp. 6.45% 11/15/11	397,000	396,583
FPL Group Capital, Inc. 7.875% 12/15/15	311,000	351,490
Illinois Power Co. 6.125% 11/15/17	83,000	78,096
Jersey Central Power & Light Co. 7.35% 2/1/19	355,000	356,375
Nevada Power Co.:
6.5% 5/15/18	3,950,000	3,729,590
6.5% 8/1/18	316,000	298,102
Oncor Electric Delivery Co. 6.375% 5/1/12	550,000	549,770
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (b)	$ 728,000	$ 714,381
PacifiCorp 6% 1/15/39	242,000	239,162
Pennsylvania Electric Co. 6.05% 9/1/17	154,000	141,126
Pepco Holdings, Inc.:
4% 5/15/10	449,000	438,803
6.125% 6/1/17	121,000	107,192
6.45% 8/15/12	751,000	733,231
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	1,200,000	720,000
Progress Energy, Inc. 7.1% 3/1/11	681,000	699,505
Sierra Pacific Power Co. 5.45% 9/1/13	314,000	303,863
West Penn Power Co. 5.95% 12/15/17 (b)	63,000	55,706
Wisconsin Electric Power Co. 6.25% 12/1/15	606,000	643,753
		19,321,580
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	89,000	75,934
Texas Eastern Transmission Corp. 7.3% 12/1/10	624,000	645,400
		721,334
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc. 7% 4/1/12	1,297,000	1,262,618
Duke Capital LLC 5.668% 8/15/14	414,000	382,117
Exelon Generation Co. LLC 5.35% 1/15/14	308,000	284,506
PPL Energy Supply LLC:
6.3% 7/15/13	2,000,000	1,985,860
6.5% 5/1/18	865,000	749,213
TXU Corp. 5.55% 11/15/14	1,645,000	822,500
		5,486,814
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. 5.95% 2/1/17	360,000	293,600
CMS Energy Corp. 6.55% 7/17/17	1,740,000	1,535,392
Dominion Resources, Inc.:
4.75% 12/15/10	791,000	795,803
6.3% 9/30/66 (g)	803,000	473,770
7.5% 6/30/66 (g)	1,025,000	666,250
DTE Energy Co. 7.05% 6/1/11	198,000	199,850
KeySpan Corp. 7.625% 11/15/10	100,000	104,230
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	588,000	605,867
National Grid PLC 6.3% 8/1/16	297,000	283,584
NiSource Finance Corp.:
5.25% 9/15/17	170,000	125,227
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14	$ 271,000	$ 212,786
5.45% 9/15/20	57,000	39,031
6.4% 3/15/18	311,000	244,155
7.875% 11/15/10	206,000	201,751
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,242,000	757,620
WPS Resources Corp. 6.11% 12/1/66 (g)	178,000	94,340
		6,633,256
TOTAL UTILITIES		32,162,984
TOTAL NONCONVERTIBLE BONDS (Cost $275,500,569)		260,614,080
U.S. Government and Government Agency Obligations - 15.6%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
4.375% 7/17/13	4,850,000	5,205,408
5% 2/16/12 (d)	28,035,000	30,479,302
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		35,684,710
U.S. Treasury Inflation Protected Obligations - 9.1%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (d)	32,096,676	31,958,152
2% 7/15/14	29,008,200	28,892,146
2.625% 7/15/17	10,147,200	10,367,792
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		71,218,090
U.S. Treasury Obligations - 2.0%
U.S. Treasury Notes:
1.875% 2/28/14	947,000	940,494
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.75% 11/15/18	$ 3,800,000	$ 4,026,518
4% 8/15/18	10,000,000	10,789,840
TOTAL U.S. TREASURY OBLIGATIONS		15,756,852
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $121,899,285)		122,659,652
U.S. Government Agency - Mortgage Securities - 14.6%

Fannie Mae - 8.6%
3.782% 6/1/34 (g)	551,826	553,376
3.915% 7/1/35 (g)	437,563	439,432
4% 8/1/18	2,283,831	2,310,251
4.303% 3/1/33 (g)	54,501	55,400
4.318% 7/1/35 (g)	371,315	375,054
4.331% 2/1/35 (g)	414,374	417,075
4.34% 1/1/35 (g)	139,918	142,235
4.386% 2/1/35 (g)	215,736	219,520
4.389% 12/1/33 (g)	4,640,498	4,697,634
4.411% 4/1/33 (g)	223,289	223,458
4.423% 5/1/35 (g)	64,309	65,250
4.432% 3/1/35 (g)	197,236	200,425
4.435% 6/1/35 (g)	480,068	486,826
4.456% 7/1/35 (g)	334,741	333,124
4.481% 3/1/35 (g)	412,179	417,437
4.5% 4/1/20 to 3/1/35	1,854,957	1,877,215
4.54% 5/1/35 (g)	286,304	290,235
4.543% 11/1/34 (g)	345,582	348,630
4.547% 3/1/35 (g)	652,312	655,665
4.548% 10/1/33 (g)	90,008	90,880
4.55% 10/1/35 (g)	2,203,556	2,232,245
4.583% 8/1/34 (g)	306,351	310,764
4.6% 10/1/33 (g)	102,317	102,584
4.603% 7/1/35 (g)	49,222	49,636
4.616% 9/1/35 (g)	2,158,066	2,200,163
4.623% 2/1/33 (g)	100,170	100,766
4.646% 2/1/35 (g)	2,944,364	2,991,537
4.649% 10/1/35 (g)	260,522	262,877
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.651% 10/1/33 (g)	$ 40,344	$ 40,500
4.667% 7/1/35 (g)	550,833	561,366
4.686% 10/1/34 (g)	424,251	427,751
4.69% 12/1/34 (g)	264,496	267,540
4.742% 12/1/34 (g)	107,355	108,568
4.747% 4/1/35 (g)	45,539	46,274
4.765% 8/1/33 (g)	114,712	115,782
4.765% 2/1/34 (g)	34,115	34,758
4.784% 7/1/34 (g)	2,535,934	2,571,557
4.792% 1/1/35 (g)	78,568	79,711
4.798% 4/1/36 (g)	1,529,159	1,534,803
4.806% 11/1/34 (g)	326,934	331,085
4.81% 2/1/36 (g)	145,381	147,525
4.855% 10/1/34 (g)	1,445,058	1,462,960
4.891% 10/1/35 (g)	41,687	42,311
4.946% 7/1/34 (g)	49,010	49,546
4.987% 7/1/35 (g)	3,117,184	3,171,064
5.046% 3/1/35 (g)	19,839	19,940
5.06% 9/1/34 (g)	861,817	871,403
5.087% 10/1/33 (g)	1,943,084	1,975,356
5.089% 9/1/34 (g)	109,536	110,755
5.141% 5/1/35 (g)	78,860	80,447
5.16% 10/1/18 (g)	47,890	48,476
5.185% 3/1/35 (g)	60,870	61,963
5.192% 5/1/35 (g)	1,433,956	1,466,382
5.193% 6/1/35 (g)	445,895	449,802
5.198% 3/1/35 (g)	73,308	73,666
5.264% 11/1/36 (g)	465,954	477,499
5.31% 12/1/34 (g)	152,152	154,134
5.408% 1/1/36 (g)	592,097	600,434
5.456% 2/1/36 (g)	2,191,808	2,265,236
5.5% 8/1/14 to 12/1/14	1,477,602	1,545,171
5.51% 11/1/36 (g)	774,695	789,430
5.564% 1/1/36 (g)	662,947	685,299
5.593% 7/1/37 (g)	343,965	354,932
5.607% 1/1/34 (g)	234,248	237,821
5.798% 1/1/36 (g)	455,834	474,185
5.821% 7/1/46 (g)	3,996,795	4,153,153
5.822% 3/1/36 (g)	1,449,234	1,503,206
5.995% 3/1/33 (g)	40,571	41,035
6% 5/1/16 to 4/1/17	558,433	584,380
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.013% 4/1/36 (g)	$ 266,602	$ 277,112
6.192% 2/1/35 (g)	65,731	66,859
6.243% 6/1/36 (g)	125,359	127,396
6.328% 4/1/36 (g)	262,430	273,133
6.5% 12/1/13 to 3/1/35	11,464,938	12,094,113
7% 11/1/11 to 6/1/33	1,554,994	1,661,093
7.5% 8/1/17 to 9/1/28	523,129	557,823
8.5% 5/1/21 to 9/1/25	92,249	98,257
9.5% 2/1/25	15,202	16,426
10.5% 8/1/20	18,773	21,409
11% 8/1/15	21,641	22,153
12.5% 12/1/13 to 4/1/15	10,324	11,883
TOTAL FANNIE MAE		67,694,557
Freddie Mac - 2.2%
3.456% 2/1/34 (g)	109,267	109,154
3.883% 1/1/35 (g)	221,638	223,503
4.275% 6/1/35 (g)	176,565	179,080
4.315% 12/1/34 (g)	145,811	148,172
4.322% 3/1/35 (g)	249,974	253,854
4.361% 2/1/35 (g)	330,024	334,500
4.407% 3/1/35 (g)	180,340	182,977
4.471% 3/1/35 (g)	166,726	169,180
4.522% 2/1/35 (g)	311,026	316,074
5% 3/1/19	5,896,466	6,108,392
5% 3/12/39 (c)	1,000,000	1,015,776
5.142% 4/1/35 (g)	816,573	834,825
5.288% 3/1/35 (g)	113,273	113,889
5.294% 1/1/34 (g)	961,275	977,558
5.521% 1/1/36 (g)	926,805	954,840
5.526% 2/1/35 (g)	202,117	203,229
5.694% 10/1/35 (g)	229,541	239,225
5.86% 6/1/36 (g)	301,239	312,317
5.977% 6/1/36 (g)	273,418	283,683
6.095% 3/1/33 (g)	25,767	26,171
6.101% 6/1/36 (g)	293,437	305,343
6.594% 1/1/37 (g)	1,731,287	1,806,491
6.837% 10/1/36 (g)	2,190,269	2,285,410
8.5% 9/1/24 to 8/1/27	75,200	80,705
10.5% 5/1/21	801	808
11% 12/1/11	136	137
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
11.5% 10/1/15	$ 5,066	$ 5,657
11.75% 10/1/10	3,205	3,324
TOTAL FREDDIE MAC		17,474,274
Government National Mortgage Association - 3.8%
4.25% 7/20/34 (g)	304,253	305,385
5.5% 3/18/39 (c)	7,000,000	7,189,608
5.5% 3/18/39 (c)	8,000,000	8,216,694
5.5% 3/18/39 (c)	6,000,000	6,162,521
5.5% 3/18/39 (c)	7,000,000	7,189,608
7% 7/15/28 to 11/15/28	382,193	406,832
7.5% 2/15/28 to 10/15/28	6,279	6,645
8% 6/15/24 to 10/15/24	6,840	7,271
8.5% 5/15/17 to 10/15/21	95,546	103,668
11% 7/20/19 to 8/20/19	4,785	5,553
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		29,593,785
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $112,573,446)		114,762,616
Asset-Backed Securities - 2.7%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (g)	11,532	4,110
Series 2005-1 Class M1, 0.9438% 4/25/35 (g)	212,546	125,374
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (g)	95,099	732
Class M8, 1.3238% 7/25/36 (g)	47,123	250
Class M9, 2.1738% 7/25/36 (g)	31,137	109
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (g)	31	31
Class M2, 3.0988% 6/25/33 (g)	14,181	9,857
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (g)	33,851	29,977
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (g)	70,866	30,846
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (g)	29,895	24,486
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (g)	3,927	3,576
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (g)	41,322	1,273
Class M4, 0.8738% 5/25/36 (g)	34,920	737
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2:
Class M5, 0.9138% 5/25/36 (g)	$ 50,770	$ 792
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (g)	19,400	793
Class M5, 0.8638% 4/25/36 (g)	18,430	632
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.6% 5/20/13 (g)	1,200,000	900,000
Series 2006-A7 Class A7, 0.49% 10/20/12 (g)	550,000	440,000
Series 2006-C1 Class C1, 0.95% 10/20/14 (g)	135,664	9,496
Series 2007-A4 Class A4, 0.5% 4/22/13 (g)	497,203	367,930
Series 2007-B1 Class B, 0.72% 12/22/14 (g)	287,139	43,071
Series 2007-D1 Class D, 1.87% 1/22/13 (b)(g)	1,420,000	99,400
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (b)(g)	111,433	109,918
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (b)(g)	28,292	25,684
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	64,434	63,991
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class M7, 1.3238% 10/25/36 (g)	20,392	12
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (g)	18,501	11,708
Series 2004-R10 Class M1, 1.1738% 11/25/34 (g)	77,309	34,436
Series 2004-R11 Class M1, 1.1338% 11/25/34 (g)	66,534	32,652
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (g)	29,255	22,316
Class M3, 1.0238% 4/25/34 (g)	19,176	7,304
Series 2005-R1 Class M1, 0.9238% 3/25/35 (g)	107,398	62,602
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (g)	97,414	66,784
Series 2005-R2 Class M1, 0.9238% 4/25/35 (g)	235,341	135,498
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (g)	20,578	10,311
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (g)	86,250	233
Series 2006-M2 Class M7, 1.3738% 9/25/36 (g)	78,844	71
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (g)	5,463	1,106
Series 2004-W11 Class M2, 1.1738% 11/25/34 (g)	63,962	23,717
Series 2004-W5 Class M1, 1.0738% 4/25/34 (g)	77,406	45,562
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (g)	67,706	21,406
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W7:
Class M2, 1.0738% 5/25/34 (g)	$ 59,170	$ 31,972
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (g)	176,909	62,250
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (g)	148,507	1,856
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (g)	163,466	79,187
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (g)	27,812	12,375
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (g)	61,149	31,836
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (g)	304,192	131,811
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (g)	26,927	10,657
Class M2, 1.5938% 6/25/34 (g)	47,415	29,684
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (g)	47,497	18,308
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (g)	46,948	577
Class M9, 2.6238% 11/25/36 (g)	125,421	640
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(b)(g)	388,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (g)	391,376	351,872
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (g)	37,007	22,497
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (g)	73,314	45,581
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (g)	12,441	9,074
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (g)	110,386	50,150
Series 2005-HE2:
Class M1, 0.9738% 2/25/35 (g)	173,975	57,632
Class M2, 1.2238% 2/25/35 (g)	570,000	264,521
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (g)	261,833	234,092
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (g)	56,332	48,452
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.83% 6/15/10 (g)	71,852	70,774
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (g)	43,503	40,478
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (b)(g)	331,468	238,601
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (b)(g)	52,147	13,037
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 1.22% 7/20/39 (b)(g)	$ 30,070	$ 4,210
Class C, 1.57% 7/20/39 (b)(g)	38,684	3,482
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (g)	130,038	6,255
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (g)	48,500	970
Series 2006-NC3 Class M10, 2.4738% 8/25/36 (b)(g)	215,000	2,602
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (g)	21,243	576
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (g)	205,465	49,740
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (b)(g)	31,093	22,535
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (g)	60,489	54,526
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	38,887	19,444
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (b)(g)	43,504	29,532
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (g)	86,233	1,035
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (g)	87,242	3,350
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (b)(g)	149,147	146,860
Class B, 0.735% 7/15/12 (b)(g)	149,147	140,663
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	37,648	4
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (g)	5,908	3,225
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (g)	21,794	11,664
Class M1, 0.9738% 6/25/34 (g)	75,408	49,621
Class M4, 1.4438% 4/25/34 (g)	18,217	8,631
Series 2004-4:
Class A, 0.8438% 8/25/34 (g)	4,770	2,255
Class M2, 1.0038% 6/25/34 (g)	67,016	44,353
Series 2005-1:
Class M1, 0.8938% 8/25/35 (g)	58,433	42,131
Class MV2, 0.9138% 7/25/35 (g)	161,175	112,415
Series 2005-3 Class MV1, 0.8938% 8/25/35 (g)	282,580	246,323
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (g)	54,117	44,708
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (b)	17,379	15,858
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	715,000	464,300
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (g)	$ 242,461	$ 240,484
Series 2006-2 Class B1, 0.575% 1/17/12 (g)	331,468	297,063
Series 2007-1 Class B, 0.555% 8/15/12 (g)	331,468	259,000
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (g)	4,436	2,316
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (g)	33,155	8,246
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (g)	513,111	144,633
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (g)	2,587	1,362
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (g)	55,632	50,945
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	20,050	19,843
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	850,000	425,000
Series 2006-C Class D, 6.89% 5/15/13 (b)	585,000	291,038
Series 2007-A Class D, 7.05% 12/15/13 (b)	310,000	155,000
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (g)	230,782	161,547
Series 2006-4 Class B, 1.005% 6/15/13 (g)	88,095	44,425
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (g)	8,218	2,342
Class M2, 1.2238% 2/25/34 (g)	14,046	8,983
Series 2004-A Class M1, 1.2988% 1/25/34 (g)	136,902	73,121
Series 2005-A:
Class M1, 0.9038% 1/25/35 (g)	11,907	10,974
Class M2, 0.9338% 1/25/35 (g)	200,130	73,154
Class M3, 0.9638% 1/25/35 (g)	108,136	46,211
Class M4, 1.1538% 1/25/35 (g)	41,438	20,307
Series 2006-A:
Class M4, 0.8738% 5/25/36 (g)	103,111	1,413
Class M5, 0.9738% 5/25/36 (g)	55,232	685
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (b)(g)	268,496	180,891
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (b)(g)	40,918	25,369
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (g)	101,443	71,010
Class C, 0.7013% 9/17/12 (g)	78,880	51,272
Series 2007-1 Class C, 0.7313% 3/15/13 (g)	541,047	357,091
Asset-Backed Securities - continued
	Principal Amount	Value
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (b)	$ 479,536	$ 191,815
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (g)	70,963	34,561
Series 2003-FM1 Class M1, 1.7% 3/20/33 (g)	136,559	82,742
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(g)	142,877	12,009
Class M1, 1.1238% 6/25/34 (g)	250,008	95,036
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (g)	46,464	24,864
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (g)	119,518	68,787
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (g)	65,461	21,249
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (g)	103,732	4,948
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (g)	1,808	853
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (g)	40,413	37,338
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (g)	49,160	624
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (b)(g)	75,229	33,853
Series 2006-3:
Class B, 0.8738% 9/25/46 (b)(g)	74,651	11,944
Class C, 1.0238% 9/25/46 (b)(g)	174,018	20,882
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (b)(g)	401,561	204,796
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (g)	46	10
Series 2003-3 Class M1, 1.7638% 8/25/33 (g)	114,000	51,982
Series 2003-4 Class M1, 1.6738% 10/25/33 (g)	33,755	14,949
Series 2003-5:
Class A2, 1.1738% 12/25/33 (g)	3,753	1,103
Class M1, 1.5238% 12/25/33 (g)	39,023	23,460
Series 2003-7 Class A2, 1.2338% 3/25/34 (g)	189	39
Series 2003-8 Class M1, 1.5538% 4/25/34 (g)	59,361	27,533
Series 2004-3 Class M2, 2.1738% 8/25/34 (g)	38,676	23,518
Series 2004-7 Class A3, 0.8638% 1/25/35 (g)	70	26
Series 2005-1 Class M1, 0.9038% 5/25/35 (g)	148,669	132,833
Series 2005-3 Class M1, 0.8838% 8/25/35 (g)	101,636	90,851
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (g)	45,504	40,201
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (g)	416,108	287,288
Series 2006-7 Class M4, 0.8538% 1/25/37 (g)	130,756	601
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (g)	32,204	19,587
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (g)	256,449	227,770
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (g)	$ 88,073	$ 46,593
Class M2, 0.8494% 1/20/35 (g)	66,063	32,378
Series 2005-3 Class A1, 0.6194% 1/20/35 (g)	46,324	24,785
Series 2006-2:
Class M1, 0.74% 3/20/36 (g)	72,607	37,973
Class M2, 0.76% 3/20/36 (g)	120,061	58,948
Series 2006-3 Class A1V, 0.55% 3/20/36 (g)	79,280	75,619
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (g)	141,116	42,357
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (g)	141,698	60,222
Class MV1, 0.7038% 11/25/36 (g)	115,100	11,687
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (g)	126,385	98,156
Series 2006-A Class 2A1, 1.4963% 9/27/21 (g)	85,839	83,568
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (b)(g)	30,638	306
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (g)	241,930	108,905
Series 2004-2:
Class M1, 1.0038% 6/25/34 (g)	70,849	37,390
Class M2, 1.5538% 6/25/34 (g)	50,366	38,392
Series 2006-9 Class M4, 0.8438% 11/25/36 (g)	41,372	79
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (g)	51,216	1,864
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (g)	24,087	7
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (g)	89,453	3,748
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (b)(g)	1,695,000	1,551,434
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (g)	67,940	43,620
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (g)	18,632	12,975
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (g)	296,490	210,204
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (g)	193,498	89,100
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (g)	4,962	2,873
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (g)	60,046	33,964
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (g)	46,366	26,852
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (g)	6,539	1,134
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (g)	117,424	56,458
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (g)	55,600	26,816
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (g)	$ 50,304	$ 17,157
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (g)	45,571	15,528
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (g)	58,200	28,039
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (g)	25,872	57
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (g)	38,800	404
Class M6, 0.9238% 6/25/36 (g)	19,400	107
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (g)	12,900	10,412
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (g)	12,547	8,401
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (g)	6,817	5,425
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (g)	3,004	832
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (g)	11,696	9,561
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (g)	74,098	41,729
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (b)(g)	63,286	36,327
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (g)	3,928	704
Class M1, 1.5538% 8/25/32 (g)	7,168	3,269
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (g)	46,491	22,868
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (g)	38,800	481
Series 2007-2 Class A1, 0.5738% 4/25/37 (g)	9,202	6,989
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (g)	143,285	134,553
Series 2006-4 Class A1, 0.5038% 3/25/25 (g)	116,740	104,152
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (g)	133,254	74,491
Series 2005-4 Class M2, 0.9838% 9/25/35 (g)	162,650	24,221
Series 2005-D Class M2, 0.9438% 2/25/36 (g)	33,892	2,291
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	30,115	26,247
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (g)	110,774	631
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (g)	94,859	85,856
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (b)(g)	64,563	22,597
Series 2006-1A Class A, 1.87% 3/20/11 (b)(g)	134,073	53,629
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	793,876	717,947
Option One Mortgage Loan Trust Series 2004-3 Class M3, 1.1238% 11/25/34 (g)	39,207	24,668
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (g)	$ 31,738	$ 18,211
Class M3, 1.7238% 9/25/34 (g)	60,741	13,609
Class M4, 1.9238% 9/25/34 (g)	77,891	8,240
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (g)	45,668	7,576
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (g)	132,580	96,981
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (g)	183,311	107,612
Class M3, 1.2138% 2/25/35 (g)	22,717	9,148
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (g)	87,921	50,233
Class M3, 1.0338% 1/25/35 (g)	54,533	21,550
Class M4, 1.3038% 1/25/35 (g)	168,217	25,938
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (g)	608,374	23,797
Class M9, 2.3538% 5/25/35 (g)	67,415	1,943
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 0.8338% 9/25/36 (g)	194,388	1,205
Class M5, 0.8638% 9/25/36 (g)	96,903	426
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (b)(g)	414,093	178,060
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (g)	582	105
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (g)	215,437	102,452
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (b)(g)	122,415	91,824
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (g)	145,034	65,265
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (b)(g)	197,143	167,572
Class C, 0.835% 8/15/11 (b)(g)	89,900	67,425
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (g)	26,709	17,358
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (g)	10,400	4,184
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (g)	15,647	6,914
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (g)	335	0
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp.: - continued
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (b)(g)	$ 149,147	$ 43,343
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (g)	599,460	482,565
Class B, 0.7413% 9/15/11 (g)	448,315	179,326
Series 2007-AE1:
Class A, 0.555% 1/15/12 (g)	111,531	78,072
Class B, 0.755% 1/15/12 (g)	97,039	38,816
Class C, 1.055% 1/15/12 (g)	120,590	36,177
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (g)	327,569	235,850
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (g)	3,285	679
Series 2003-6HE Class A1, 0.9438% 11/25/33 (g)	4,157	1,396
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (b)(g)	322,603	306,775
Series 2006-2:
Class B, 0.605% 10/17/11 (g)	390,386	341,588
Class C, 0.805% 10/17/11 (g)	366,776	296,446
Series 2007-1 Class C, 0.8313% 6/15/12 (g)	418,225	269,132
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (b)	955,000	276,950
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	101,166	10
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (g)	68,715	1,244
Class M7, 1.2738% 10/25/36 (g)	49,742	557
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (b)(g)	626,213	596,416
Series 2006-C2A Class C2, 0.955% 8/15/15 (b)(g)	798,019	346,723
Series 2006-C3A Class C3A, 0.835% 10/15/13 (b)(g)	558,526	450,722
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	420,000	375,900
Series 2007-C1 Class C1, 0.855% 5/15/14 (b)(g)	486,028	285,969
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)(j)	864	0
Asset-Backed Securities - continued
	Principal Amount	Value
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	$ 2,060	$ 2,053
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (b)(g)	203,978	24,477
TOTAL ASSET-BACKED SECURITIES (Cost $25,929,328)		21,026,536
Collateralized Mortgage Obligations - 4.5%

Private Sponsor - 1.3%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (b)(g)	76,320	57,240
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (b)(g)	268,574	250,674
Class 2M, 1.4375% 2/17/52 (b)(g)	182,651	164,108
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (b)(g)	171,422	72,767
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2035% 12/25/33 (g)	7,698	6,251
Series 2004-B Class 1A1, 6.433% 3/25/34 (g)	8,565	6,523
Series 2004-C Class 1A1, 5.971% 4/25/34 (g)	15,186	11,969
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (g)	350,705	173,213
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (g)	65,017	36,076
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (g)	82,680	41,888
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (g)	234,667	175,953
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (g)	11,746	11,180
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.698% 1/19/34 (g)	2,078,233	1,613,809
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (g)	6,614	3,293
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (g)	14,383	6,741
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (g)	3,162	1,323
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (g)	52,850	25,166
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (g)	83,855	40,057
Class 5A2, 0.7938% 1/25/36 (g)	37,733	15,128
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (g)	13,157	5,835
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-2:
Class 6M2, 0.9538% 6/25/35 (g)	$ 168,140	$ 41,072
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (g)	62,436	31,694
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (g)	19,790	9,759
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (g)	49,268	27,858
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (g)	1,825	1,064
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (g)	3,702	1,912
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (g)	18,015	9,025
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (g)	5,433	2,476
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (g)	3,399	2,025
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (g)	508,587	358,064
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (g)	391,531	203,414
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (g)	80,961	65,885
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (g)	6,507	4,112
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (b)(g)	325,823	249,971
Class C2, 1.6125% 10/18/54 (b)(g)	109,222	54,611
Class M2, 1.3925% 10/18/54 (b)(g)	187,268	121,013
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (b)(g)	279,515	130,684
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (b)(g)	355,001	153,737
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (b)(g)	685,130	47,959
Series 2006-2 Class C1, 0.94% 12/20/54 (g)	610,149	61,015
Series 2006-3 Class C2, 0.97% 12/20/54 (g)	128,118	7,892
Series 2006-4:
Class B1, 0.56% 12/20/54 (g)	342,740	68,548
Class C1, 0.85% 12/20/54 (g)	209,578	14,670
Class M1, 0.64% 12/20/54 (g)	90,229	13,534
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (g)	211,732	21,173
Class 1M1, 0.62% 12/20/54 (g)	137,740	20,661
Class 2C1, 0.9% 12/20/54 (g)	96,631	9,663
Class 2M1, 0.72% 12/20/54 (g)	176,850	28,296
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (g)	245,041	24,504
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (g)	$ 49,066	$ 12,267
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (g)	48,540	21,756
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (b)(g)	69,433	48,603
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (g)	222,932	127,003
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (g)	17,834	10,126
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (g)	29,898	17,679
Series 2005-1:
Class M4, 1.2238% 4/25/35 (g)	3,537	589
Class M5, 1.2438% 4/25/35 (g)	3,537	433
Class M6, 1.2938% 4/25/35 (g)	5,657	811
Series 2005-3 Class A1, 0.7138% 8/25/35 (g)	70,798	35,941
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (g)	22,103	757
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (g)	19,165	1,515
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (g)	290,810	236,669
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (g)	454,406	389,939
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (b)(g)	56,565	28,895
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (g)	8,473	5,249
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (g)	162,591	78,558
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (g)	204,653	85,954
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (b)(g)	23,707	13,039
Class C, 0.645% 6/15/22 (b)(g)	145,170	72,585
Class D, 0.655% 6/15/22 (b)(g)	55,853	25,134
Class E, 0.665% 6/15/22 (b)(g)	89,337	35,735
Class F, 0.695% 6/15/22 (b)(g)	161,078	56,377
Class G, 0.765% 6/15/22 (b)(g)	33,484	10,045
Class H, 0.785% 6/15/22 (b)(g)	67,046	16,762
Class J, 0.825% 6/15/22 (b)(g)	78,221	15,644
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (g)	25,346	14,743
Series 2003-B Class A1, 0.8138% 4/25/28 (g)	26,971	15,736
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2003-D Class A, 0.7838% 8/25/28 (g)	$ 22,880	$ 14,672
Series 2003-E Class A2, 2.0813% 10/25/28 (g)	38,158	22,769
Series 2003-F Class A2, 3.805% 10/25/28 (g)	30,649	18,361
Series 2004-A Class A2, 3.715% 4/25/29 (g)	35,239	21,812
Series 2004-B Class A2, 2.8388% 6/25/29 (g)	26,892	15,907
Series 2004-C Class A2, 2.15% 7/25/29 (g)	31,094	18,456
Series 2004-D Class A2, 3.4625% 9/25/29 (g)	26,434	15,649
Series 2004-E:
Class A2B, 3.825% 11/25/29 (g)	62,574	39,963
Class A2D, 4.015% 11/25/29 (g)	9,075	5,317
Series 2004-G Class A2, 3.48% 11/25/29 (g)	30,251	18,248
Series 2005-A Class A2, 3.3525% 2/25/30 (g)	29,241	17,595
Series 2005-B Class A2, 2.7988% 7/25/30 (g)	89,346	55,688
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (g)	185,755	873
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (g)	32,209	20,984
Class A2, 0.9238% 12/25/34 (g)	43,570	30,284
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (g)	36,754	24,296
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (g)	371,225	181,633
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (g)	278,584	13,121
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (g)	233,925	158,427
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (g)	59,519	44,044
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (g)	951,349	758,474
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.7988% 7/10/35 (b)(g)	155,475	75,638
Class B6, 3.2988% 7/10/35 (b)(g)	635,983	281,677
Series 2003-CB1:
Class B3, 1.8988% 6/10/35 (b)(g)	119,880	64,136
Class B4, 2.0988% 6/10/35 (b)(g)	483,166	248,975
Class B5, 2.6988% 6/10/35 (b)(g)	328,553	163,619
Class B6, 3.1988% 6/10/35 (b)(g)	196,487	96,377
Series 2004-A:
Class B4, 1.6488% 2/10/36 (b)(g)	91,382	31,655
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-A:
Class B5, 2.1488% 2/10/36 (b)(g)	$ 60,916	$ 19,536
Series 2004-B:
Class B4, 1.5488% 2/10/36 (b)(g)	39,635	10,919
Class B5, 1.9988% 2/10/36 (b)(g)	30,695	7,615
Class B6, 2.4488% 2/10/36 (b)(g)	10,707	2,203
Series 2004-C:
Class B4, 1.3988% 9/10/36 (b)(g)	50,956	14,945
Class B5, 1.7988% 9/10/36 (b)(g)	57,137	15,330
Class B6, 2.1988% 9/10/36 (b)(g)	12,653	2,772
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (g)	196,935	151,821
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	27,907	24,653
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (g)	28,508	20,909
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (b)(g)	31,260	23,450
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (b)(g)	7,077	6,897
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (g)	51,215	31,216
Series 2004-1 Class A, 1.8888% 2/20/34 (g)	18,289	11,712
Series 2004-10 Class A4, 4.5188% 11/20/34 (g)	26,478	16,379
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (g)	79,859	49,089
Series 2004-3 Class A, 3.885% 5/20/34 (g)	25,069	15,313
Series 2004-4 Class A, 4.4388% 5/20/34 (g)	95,801	59,616
Series 2004-5 Class A3, 2.9113% 6/20/34 (g)	37,550	22,964
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (g)	28,822	18,485
Class A3B, 2.3038% 7/20/34 (g)	5,506	3,384
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (g)	29,062	17,409
Class A3B, 2.1388% 7/20/34 (g)	3,581	2,100
Series 2004-8 Class A2, 2.15% 9/20/34 (g)	72,176	46,750
Series 2005-1 Class A2, 1.8388% 2/20/35 (g)	48,390	29,974
Series 2005-2 Class A2, 2.03% 3/20/35 (g)	60,453	36,348
Series 2005-3 Class A1, 0.67% 5/20/35 (g)	29,362	15,773
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (g)	59,946	785
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (b)(g)	$ 10,747	$ 4,555
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (g)	373,140	190,235
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (g)	17,279	16,537
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (g)	7,003	6,769
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5322% 6/25/34 (g)	389,581	317,010
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (g)	235,583	183,756
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (g)	168,543	128,768
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (g)	454,794	350,048
TOTAL PRIVATE SPONSOR		10,218,704
U.S. Government Agency - 3.2%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.7238% 10/25/35 (g)	3,903,918	3,773,281
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	1,092,980	1,137,914
Series 2002-9 Class PC, 6% 3/25/17	166,238	174,352
Series 2003-84 Class GC, 4.5% 5/25/15	1,234,237	1,254,091
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,937,087
Series 2006-4 Class PB, 6% 9/25/35	2,298,138	2,391,961
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	590,806	613,369
Series 2004-3 Class BA, 4% 7/25/17	99,484	101,088
Series 2004-45 Class AV, 4.5% 10/25/22	183,552	183,142
Series 2004-86 Class KC, 4.5% 5/25/19	457,152	468,151
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,062,388	1,102,038
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	608,486	639,210
Series 2363 Class PF, 6% 9/15/16	853,363	891,227
Series 2702 Class WB, 5% 4/15/17	1,831,189	1,888,813
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,116,717
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,579,650
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2528 Class HN, 5% 11/15/17	$ 1,515,000	$ 1,581,944
Series 2777 Class AB, 4.5% 6/15/29	2,272,169	2,325,608
Series 2809 Class UA, 4% 12/15/14	269,385	271,215
TOTAL U.S. GOVERNMENT AGENCY		25,430,858
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,636,245)		35,649,562
Commercial Mortgage Securities - 1.9%

Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (b)(g)	70,189	31,585
Class G, 0.9913% 3/15/22 (b)(g)	45,493	17,287
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (b)(g)	180,653	81,294
Class G, 0.785% 10/15/19 (b)(g)	123,054	43,069
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (b)(g)	12,015	6,909
Series 2004-1:
Class A, 0.8338% 4/25/34 (b)(g)	156,815	117,611
Class B, 2.3738% 4/25/34 (b)(g)	17,424	6,534
Class M1, 1.0338% 4/25/34 (b)(g)	14,123	8,827
Class M2, 1.6738% 4/25/34 (b)(g)	12,717	6,676
Series 2004-2:
Class A, 0.9038% 8/25/34 (b)(g)	118,633	94,907
Class M1, 1.0538% 8/25/34 (b)(g)	26,925	16,828
Series 2004-3:
Class A1, 0.8438% 1/25/35 (b)(g)	238,768	173,107
Class A2, 0.8938% 1/25/35 (b)(g)	34,378	24,065
Class M1, 0.9738% 1/25/35 (b)(g)	41,312	26,853
Class M2, 1.4738% 1/25/35 (b)(g)	26,733	14,703
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (b)(g)	174,825	122,377
Class M1, 0.9038% 8/25/35 (b)(g)	12,972	5,189
Class M2, 0.9538% 8/25/35 (b)(g)	21,394	8,558
Class M3, 0.9738% 8/25/35 (b)(g)	11,837	4,143
Class M4, 1.0838% 8/25/35 (b)(g)	10,866	3,260
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (b)(g)	$ 95,290	$ 61,938
Class A2, 0.8738% 11/25/35 (b)(g)	61,777	40,155
Class M1, 0.9138% 11/25/35 (b)(g)	11,270	4,283
Class M2, 0.9638% 11/25/35 (b)(g)	14,309	5,437
Class M3, 0.9838% 11/25/35 (b)(g)	12,806	4,482
Class M4, 1.0738% 11/25/35 (b)(g)	15,956	5,584
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (b)(g)	224,027	128,815
Class B1, 1.8738% 1/25/36 (b)(g)	19,360	6,776
Class M1, 0.9238% 1/25/36 (b)(g)	72,267	41,553
Class M2, 0.9438% 1/25/36 (b)(g)	21,680	11,924
Class M3, 0.9738% 1/25/36 (b)(g)	31,662	15,831
Class M4, 1.0838% 1/25/36 (b)(g)	17,511	8,318
Class M5, 1.1238% 1/25/36 (b)(g)	17,511	7,880
Class M6, 1.1738% 1/25/36 (b)(g)	18,599	7,811
Series 2006-1:
Class A2, 0.8338% 4/25/36 (b)(g)	34,852	22,932
Class M1, 0.8538% 4/25/36 (b)(g)	12,465	6,233
Class M2, 0.8738% 4/25/36 (b)(g)	13,170	5,926
Class M3, 0.8938% 4/25/36 (b)(g)	11,332	4,759
Class M4, 0.9938% 4/25/36 (b)(g)	6,421	3,484
Class M5, 1.0338% 4/25/36 (b)(g)	6,233	2,368
Class M6, 1.1138% 4/25/36 (b)(g)	12,427	6,437
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (b)(g)	342,015	273,612
Class A2, 0.7538% 7/25/36 (b)(g)	30,877	24,702
Class B1, 1.3438% 7/25/36 (b)(g)	11,561	2,312
Class B3, 3.1738% 7/25/36 (b)(g)	17,467	3,493
Class M1, 0.7838% 7/25/36 (b)(g)	32,397	16,198
Class M2, 0.8038% 7/25/36 (b)(g)	22,857	10,972
Class M3, 0.8238% 7/25/36 (b)(g)	18,960	8,532
Class M4, 0.8938% 7/25/36 (b)(g)	12,803	5,121
Class M5, 0.9438% 7/25/36 (b)(g)	15,736	5,507
Class M6, 1.0138% 7/25/36 (b)(g)	23,478	8,217
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (b)(g)	20,023	6,187
Class B2, 1.8238% 10/25/36 (b)(g)	14,442	4,245
Class B3, 3.0738% 10/25/36 (b)(g)	23,502	5,218
Class M4, 0.9038% 10/25/36 (b)(g)	22,129	9,637
Class M5, 0.9538% 10/25/36 (b)(g)	26,492	10,597
Class M6, 1.0338% 10/25/36 (b)(g)	51,857	19,446
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (b)(g)	$ 95,467	$ 64,936
Class A2, 0.7438% 12/25/36 (b)(g)	430,258	298,513
Class B1, 1.1738% 12/25/36 (b)(g)	15,019	3,004
Class B2, 1.7238% 12/25/36 (b)(g)	15,542	7,159
Class B3, 2.9238% 12/25/36 (b)(g)	26,116	11,494
Class M1, 0.7638% 12/25/36 (b)(g)	31,085	19,957
Class M2, 0.7838% 12/25/36 (b)(g)	20,908	13,172
Class M3, 0.8138% 12/25/36 (b)(g)	21,177	8,894
Class M4, 0.8738% 12/25/36 (b)(g)	25,376	10,150
Class M5, 0.9138% 12/25/36 (b)(g)	23,269	9,308
Class M6, 0.9938% 12/25/36 (b)(g)	20,908	11,621
Series 2007-1:
Class A2, 0.7438% 3/25/37 (b)(g)	80,916	46,527
Class B1, 1.1438% 3/25/37 (b)(g)	26,424	9,248
Class B2, 1.6238% 3/25/37 (b)(g)	19,111	6,068
Class B3, 3.8238% 3/25/37 (b)(g)	51,527	15,072
Class M1, 0.7438% 3/25/37 (b)(g)	23,054	12,507
Class M2, 0.7638% 3/25/37 (b)(g)	17,295	8,950
Class M3, 0.7938% 3/25/37 (b)(g)	15,401	7,700
Class M4, 0.8438% 3/25/37 (b)(g)	12,808	6,148
Class M5, 0.8938% 3/25/37 (b)(g)	19,266	8,670
Class M6, 0.9738% 3/25/37 (b)(g)	26,920	10,768
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (b)(g)	71,708	43,383
Class A2, 0.7938% 7/25/37 (b)(g)	67,161	41,472
Class B1, 2.0738% 7/25/37 (b)(g)	21,044	6,681
Class B2, 2.7238% 7/25/37 (b)(g)	18,237	5,654
Class B3, 3.8238% 7/25/37 (b)(g)	20,510	6,153
Class M1, 0.8438% 7/25/37 (b)(g)	23,937	12,986
Class M2, 0.8838% 7/25/37 (b)(g)	13,432	6,951
Class M3, 0.9638% 7/25/37 (b)(g)	13,604	6,700
Class M4, 1.1238% 7/25/37 (b)(g)	26,192	10,935
Class M5, 1.2238% 7/25/37 (b)(g)	23,162	9,091
Class M6, 1.4738% 7/25/37 (b)(g)	29,396	10,803
Series 2007-3:
Class A2, 0.7638% 7/25/37 (b)(g)	118,990	88,386
Class B1, 1.4238% 7/25/37 (b)(g)	19,257	9,168
Class B2, 2.0738% 7/25/37 (b)(g)	47,506	22,622
Class B3, 4.4738% 7/25/37 (b)(g)	25,823	11,848
Class M1, 0.7838% 7/25/37 (b)(g)	17,138	9,948
Class M2, 0.8138% 7/25/37 (b)(g)	18,290	10,264
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M3, 0.8438% 7/25/37 (b)(g)	$ 28,258	$ 14,912
Class M4, 0.9738% 7/25/37 (b)(g)	44,438	23,255
Class M5, 1.0738% 7/25/37 (b)(g)	23,588	12,113
Class M6, 1.2738% 7/25/37 (b)(g)	17,961	9,117
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (b)(g)	26,271	8,341
Class B2, 3.9238% 9/25/37 (b)(g)	93,359	27,308
Class M1, 1.4238% 9/25/37 (b)(g)	25,142	12,571
Class M2, 1.5238% 9/25/37 (b)(g)	25,142	11,314
Class M4, 2.0738% 9/25/37 (b)(g)	62,804	25,122
Class M5, 2.2238% 9/25/37 (b)(g)	62,804	23,551
Class M6, 2.4238% 9/25/37 (b)(g)	62,892	22,012
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (b)(g)	91,801	52,391
Class H, 1.1113% 3/15/19 (b)(g)	61,770	27,797
Class J, 1.3113% 3/15/19 (b)(g)	46,405	18,562
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (b)(g)	47,569	29,546
Class E, 0.755% 3/15/22 (b)(g)	247,020	144,850
Class F, 0.805% 3/15/22 (b)(g)	151,475	84,852
Class G, 0.855% 3/15/22 (b)(g)	38,931	21,158
Class H, 1.005% 3/15/22 (b)(g)	47,569	21,406
Class J, 1.155% 3/15/22 (b)(g)	47,569	19,028
Series 2003-T12 Class X2, 0.5161% 8/13/39 (b)(g)(i)	11,515,427	123,596
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (b)(g)	124,779	54,181
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (b)(g)	50,634	15,697
Class H, 0.825% 11/15/36 (b)(g)	40,527	12,158
Series 2007-C6 Class A1, 5.622% 12/10/49 (g)	2,144,141	1,834,238
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	2,136,455
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (b)(g)	108,291	51,232
Class E, 0.825% 4/15/17 (b)(g)	34,474	16,137
Class F, 0.865% 4/15/17 (b)(g)	19,555	8,663
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates floater: - continued
Series 2005-F10A:
Class G, 1.005% 4/15/17 (b)(g)	$ 19,555	$ 8,471
Class H, 1.075% 4/15/17 (b)(g)	19,555	7,985
Class J, 1.305% 4/15/17 (b)(g)	14,996	6,770
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (b)(g)	44,319	14,808
Class G, 0.9613% 11/15/17 (b)(g)	30,720	9,576
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.269% 1/15/49	450,653	439,267
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (b)(g)	212,546	63,764
0.7313% 2/15/22 (b)(g)	75,912	18,978
Class F, 0.7813% 2/15/22 (b)(g)	151,805	33,397
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8718% 10/16/23 (g)	31,989	32,326
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer:
Series 2003-47 Class C, 4.227% 10/16/27	1,694,176	1,702,217
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	3,035,906
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6604% 12/10/41 (g)(i)	9,708,464	115,344
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.9139% 7/10/38 (g)	960,000	668,510
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 0.885% 6/6/20 (b)(g)	95,176	54,250
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (b)(g)	26,312	12,367
Class E, 0.7413% 11/15/18 (b)(g)	37,286	16,779
Class F, 0.7913% 11/15/18 (b)(g)	55,923	24,606
Class G, 0.8213% 11/15/18 (b)(g)	48,602	20,413
Class H, 0.9613% 11/15/18 (b)(g)	37,286	14,915
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	296,104	288,861
Series 2007-C2 Class A1, 5.226% 2/15/40	377,464	368,300
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (b)(g)	130,294	53,559
Class G, 0.815% 9/15/21 (b)(g)	257,399	94,178
Class H, 0.855% 9/15/21 (b)(g)	66,405	22,966
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (b)(g)	$ 93,780	$ 9,378
Series 2007-XCLA Class A1, 0.662% 7/17/17 (b)(g)	312,375	171,806
Series 2007-XLCA Class B, 0.9613% 7/17/17 (b)(g)	177,809	16,003
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (b)(g)	76,067	19,017
Class E, 0.712% 10/15/20 (b)(g)	95,138	19,028
Class F, 0.762% 10/15/20 (b)(g)	57,094	10,277
Class G, 0.802% 10/15/20 (b)(g)	70,577	10,587
Class H, 0.892% 10/15/20 (b)(g)	44,426	4,443
Class J, 1.042% 10/15/20 (b)(g)	50,712	4,057
Class MHRO, 1.152% 10/15/20 (b)(g)	20,614	2,268
Class MJPM, 1.462% 10/15/20 (b)(g)	6,975	628
Class MSTR, 1.162% 10/15/20 (b)(g)	12,707	1,779
Class NHRO, 1.352% 10/15/20 (b)(g)	30,105	2,709
Class NSTR, 1.312% 10/15/20 (b)(g)	11,834	1,302
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (b)(g)	242,693	19,415
Class D, 1.1613% 7/17/17 (b)(g)	114,195	7,994
Class E, 1.2613% 7/17/17 (b)(g)	92,798	5,568
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (b)(g)	20,027	16,422
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (b)(g)	145,481	80,015
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (b)(g)	158,847	65,127
Class F, 0.795% 8/11/18 (b)(g)	214,060	64,218
Class G, 0.815% 8/11/18 (b)(g)	202,788	50,697
Class J, 0.9331% 8/11/18 (b)(g)	45,086	16,231
Class X1A, 0.0239% 9/15/21 (b)(g)(i)	322,727	2
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (b)(g)	10,647	2,662
Class AP2, 1.255% 6/15/20 (b)(g)	17,436	3,487
Class F, 0.935% 6/15/20 (b)(g)	338,588	108,348
Class LXR2, 1.255% 6/15/20 (b)(g)	230,831	34,625
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,993,359)		15,271,784
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount	Value
Chilean Republic 7.125% 1/11/12 (Cost $673,964)	$ 613,000	$ 668,967
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	49,000	43,103
6.875% 3/15/12	79,000	75,658
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $119,410)		118,761
Bank Notes - 0.1%

National City Bank, Cleveland 2.3025% 3/1/13 (g) (Cost $692,668)	1,000,000	780,000
Fixed-Income Funds - 25.4%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	361,343	25,630,041
Fidelity Commercial Mortgage-Backed Securities Central Fund (h)	987,552	67,153,521
Fidelity Corporate Bond 1-10 Year Central Fund (h)	859,752	76,285,794
Fidelity Corporate Bond 1-5 Year Central Fund (h)	111,069	10,217,217
Fidelity Specialized High Income Central Fund (h)	264,717	20,573,791
TOTAL FIXED-INCOME FUNDS (Cost $258,465,605)		199,860,364
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (g)	$ 212,000	66,908
MUFG Capital Finance 1 Ltd. 6.346% (g)	932,000	583,379
TOTAL PREFERRED SECURITIES (Cost $690,964)		650,287
Cash Equivalents - 5.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $40,231,000)	$ 40,231,868	$ 40,231,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $890,405,843)		812,293,609
NET OTHER ASSETS - (3.2)%		(24,852,302)
NET ASSETS - 100%		$ 787,441,307
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34 (Rating-Caa2) (e)	Oct. 2034	$ 918,926	(638,237)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (e)	Nov. 2034	409,000	(378,805)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (e)	Oct. 2034	119,687	(64,278)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (e)	May 2033	409,000	(343,651)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (e)

	Oct. 2036	$ 335,099	$ (323,462)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (e)	Dec. 2034	248,360	(234,477)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (e)	Sept. 2034	119,548	(109,815)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (Rating-Baa3) (f)	June 2010	9,760,000	(619,575)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (Rating-Baa3) (f)	March 2010	6,219,400	(287,972)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (e)	Feb. 2035	600,000	(565,808)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (e)

	August 2034	$ 98,734	$ (58,054)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (e)	June 2035	600,000	(568,952)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (e)	Oct. 2034	122,388	(72,516)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (e)	April 2032	36,015	(29,267)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (e)	March 2034	21,052	(1,404)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (e)	Feb. 2034	806	(762)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (e)

	August 2035	$ 700,000	$ (657,317)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (Rating-Baa3) (f)	Dec. 2010	14,640,000	(1,013,091)
TOTAL CREDIT DEFAULT SWAPS		35,358,015	(5,967,443)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	25,000,000	1,072,963
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	962,089
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	6,931,000	727,141
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2012	25,000,000	2,537,753
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2011	20,000,000	1,895,576
TOTAL INTEREST RATE SWAPS		96,714,000	7,195,522
		$ 132,072,015	$ 1,228,079
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,780,352 or 6.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,852,144.

(e) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(f) Represents a tradable index of credit default swaps on investment grade debt of U.S. companies. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Non-income producing
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$40,231,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 15,774,577
UBS Securities LLC	24,456,423
$ 40,231,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 692,998
Fidelity Commercial Mortgage-Backed Securities Central Fund	2,531,281
Fidelity Corporate Bond 1-10 Year Central Fund	7,257,245
Fidelity Corporate Bond 1-5 Year Central Fund	371,176
Fidelity Specialized High Income Central Fund	870,843
Fidelity Ultra-Short Central Fund	486,340
Total	$ 12,209,883
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 47,438,002	$ 692,998	$ 17,316,138	$ 25,630,041	3.2%
Fidelity Commercial Mortgage-Backed Securities Central Fund	99,633,125	2,531,287	12,995,240	67,153,521	2.9%
Fidelity Corporate Bond 1-10 Year Central Fund	275,919,248	7,286,616	187,226,317*	76,285,794	3.1%
Fidelity Corporate Bond 1-5 Year Central Fund	18,814,985	371,176	7,835,596	10,217,217	2.9%
Fidelity Specialized High Income Central Fund	23,421,149	870,843	-	20,573,791	5.3%
Fidelity Ultra-Short Central Fund	68,380,155	-	57,552,245 *	-	0.0%
Total	$ 533,606,664	$ 11,752,920	$ 282,925,536	$ 199,860,364

* Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Investments (Unaudited) - continued

Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 812,293,609	$ 199,860,364	$ 608,617,667	$ 3,815,578
Other Financial Instruments*	$ 1,228,079	$ -	$ 4,307,371	$ (3,079,292)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 215,029	$ (6,691,180)
Total Realized Gain (Loss)	27,456	-*
Total Unrealized Gain (Loss)	987,424	3,696,575
Cost of Purchases	4,347,492	-
Proceeds of Sales	(87,523)	-
Amortization/Accretion	(1,674,300)	-
Transfer in/out of Level 3	-	(84,687)
Ending Balance	$ 3,815,578	$ (3,079,292)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(313,172).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At August 31, 2008, the fund had a capital loss carryforward of approximately $16,598,133 of which $8,055,126 and $8,543,007 will expire on August 31, 2014 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $40,231,000) - See accompanying schedule: Unaffiliated issuers (cost $631,940,238)	$ 612,433,244
Fidelity Central Funds (cost $258,465,605)	199,860,365
Total Investments (cost $890,405,843)		$ 812,293,609
Cash		19,883
Receivable for investments sold		7,500,984
Receivable for swap agreements		20,391
Receivable for fund shares sold		1,096,558
Interest receivable		5,398,324
Distributions receivable from Fidelity Central Funds		1,614,214
Unrealized appreciation on swap agreements		7,195,522
Prepaid expenses		7,278
Other receivables		386,084
Total assets		835,532,847

Liabilities
Payable for investments purchased Regular delivery	$ 2,585,073
Delayed delivery	29,721,438
Payable for swap agreements	397,241
Payable for fund shares redeemed	8,299,497
Distributions payable	174,470
Unrealized depreciation on swap agreements	5,967,443
Accrued management fee	215,240
Distribution fees payable	148,488
Other affiliated payables	154,491
Other payables and accrued expenses	428,159
Total liabilities		48,091,540

Net Assets		$ 787,441,307
Net Assets consist of:
Paid in capital		$ 942,136,133
Distributions in excess of net investment income		(3,853,986)
Accumulated undistributed net realized gain (loss) on investments		(70,222,892)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(80,617,948)
Net Assets		$ 787,441,307

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($178,558,265 ÷ 18,874,320 shares)	$ 9.46

Maximum offering price per share (100/97.25 of $9.46)	$ 9.73
Class T: Net Asset Value and redemption price per share ($276,605,549 ÷ 29,223,318 shares)	$ 9.47

Maximum offering price per share (100/97.25 of $9.47)	$ 9.74
Class B: Net Asset Value and offering price per share ($12,212,651 ÷ 1,292,263 shares)A	$ 9.45

Class C: Net Asset Value and offering price per share ($52,145,437 ÷ 5,522,571 shares)A	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($267,919,405 ÷ 28,255,622 shares)	$ 9.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 5,046,900
Income from Fidelity Central Funds		12,209,883
Total income		17,256,783

Expenses
Management fee	$ 1,347,083
Transfer agent fees	808,544
Distribution fees	909,970
Accounting and security lending fees	155,669
Custodian fees and expenses	11,932
Independent trustees' compensation	1,570
Registration fees	51,550
Audit	46,664
Legal	1,839
Miscellaneous	(22,867)
Total expenses before reductions	3,311,954
Expense reductions	(4,122)	3,307,832
Net investment income		13,948,951
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,050,025
Fidelity Central Funds	(54,109,453)
Swap agreements	(3,132,045)
Total net realized gain (loss)		(51,191,473)
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,222,138)
Swap agreements	4,954,985
Total change in net unrealized appreciation (depreciation)		(21,267,153)
Net gain (loss)		(72,458,626)
Net increase (decrease) in net assets resulting from operations		$ (58,509,675)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,948,951	$ 54,822,787
Net realized gain (loss)	(51,191,473)	(4,076,446)
Change in net unrealized appreciation (depreciation)	(21,267,153)	(24,788,132)
Net increase (decrease) in net assets resulting from operations	(58,509,675)	25,958,209
Distributions to shareholders from net investment income	(19,323,285)	(56,702,503)
Share transactions - net increase (decrease)	(126,015,790)	(533,888,338)
Total increase (decrease) in net assets	(203,848,750)	(564,632,632)

Net Assets
Beginning of period	991,290,057	1,555,922,689
End of period (including distributions in excess of net investment income of $3,853,986 and undistributed net investment income of $1,520,348, respectively)	$ 787,441,307	$ 991,290,057

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 J

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06
Income from Investment Operations
Net investment income E	.156	.457	.487	.385	.397	.385	.420
Net realized and unrealized gain (loss)	(.789)	(.319)	(.167)	(.043)	(.338)	.120	.254
Total from investment operations	(.633)	.138	.320	.342	.059	.505	.674
Distributions from net investment income	(.217)	(.468)	(.460)	(.382)	(.379)	(.385)	(.414)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.217)	(.468)	(.460)	(.432)	(.529)	(.485)	(.414)
Net asset value, end of period	$ 9.46	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32
Total Return B, C, D	(6.13)%	1.28%	2.99%	3.23%	.54%	4.58%	6.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.88% A	.85%	.79%	.75% A	.81%	.84%	.81%
Expenses net of fee waivers, if any	.88% A	.85%	.79%	.75% A	.81%	.84%	.81%
Expenses net of all reductions	.88% A	.85%	.78%	.74% A	.80%	.84%	.81%
Net investment income	3.25% A	4.32%	4.52%	4.30% A	3.60%	3.42%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,558	$ 216,683	$ 255,591	$ 229,490	$ 219,441	$ 186,748	$ 166,701
Portfolio turnover rate G	101% A	81%	89% K	43% A	73%	96%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 J

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06
Income from Investment Operations
Net investment income E	.158	.462	.484	.377	.386	.374	.408
Net realized and unrealized gain (loss)	(.788)	(.310)	(.178)	(.043)	(.338)	.130	.253
Total from investment operations	(.630)	.152	.306	.334	.048	.504	.661
Distributions from net investment income	(.220)	(.472)	(.456)	(.374)	(.368)	(.374)	(.401)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.220)	(.472)	(.456)	(.424)	(.518)	(.474)	(.401)
Net asset value, end of period	$ 9.47	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32
Total Return B, C, D	(6.10)%	1.41%	2.85%	3.15%	.43%	4.56%	6.03%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.82%	.84% A	.91%	.95%	.93%
Expenses net of fee waivers, if any	.82% A	.82%	.82%	.84% A	.91%	.95%	.93%
Expenses net of all reductions	.82% A	.82%	.82%	.83% A	.91%	.95%	.93%
Net investment income	3.31% A	4.35%	4.48%	4.21% A	3.49%	3.32%	3.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,606	$ 344,229	$ 503,737	$ 563,677	$ 622,245	$ 680,947	$ 711,263
Portfolio turnover rate G	101% A	81%	89% K	43% A	73%	96%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 J

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05
Income from Investment Operations
Net investment income E	.123	.385	.409	.316	.310	.295	.331
Net realized and unrealized gain (loss)	(.788)	(.318)	(.169)	(.043)	(.338)	.120	.253
Total from investment operations	(.665)	.067	.240	.273	(.028)	.415	.584
Distributions from net investment income	(.185)	(.397)	(.380)	(.313)	(.292)	(.295)	(.324)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.185)	(.397)	(.380)	(.363)	(.442)	(.395)	(.324)
Net asset value, end of period	$ 9.45	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31
Total Return B, C, D	(6.45)%	.60%	2.24%	2.57%	(.25)%	3.75%	5.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.53%	1.52%	1.52% A	1.61%	1.66%	1.60%
Expenses net of fee waivers, if any	1.55% A	1.53%	1.52%	1.52% A	1.60%	1.65%	1.60%
Expenses net of all reductions	1.55% A	1.53%	1.52%	1.52% A	1.60%	1.65%	1.60%
Net investment income	2.58% A	3.64%	3.78%	3.52% A	2.80%	2.62%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,213	$ 15,141	$ 22,609	$ 46,344	$ 73,017	$ 118,751	$ 154,697
Portfolio turnover rate G	101% A	81%	89% K	43% A	73%	96%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 J

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04
Income from Investment Operations
Net investment income E	.120	.378	.400	.308	.301	.289	.322
Net realized and unrealized gain (loss)	(.788)	(.317)	(.167)	(.042)	(.337)	.120	.254
Total from investment operations	(.668)	.061	.233	.266	(.036)	.409	.576
Distributions from net investment income	(.182)	(.391)	(.373)	(.306)	(.284)	(.289)	(.316)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.182)	(.391)	(.373)	(.356)	(.434)	(.389)	(.316)
Net asset value, end of period	$ 9.44	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30
Total Return B, C, D	(6.49)%	.54%	2.18%	2.51%	(.33)%	3.70%	5.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62% A	1.59%	1.59%	1.60% A	1.67%	1.70%	1.67%
Expenses net of fee waivers, if any	1.62% A	1.59%	1.59%	1.60% A	1.67%	1.70%	1.67%
Expenses net of all reductions	1.62% A	1.59%	1.58%	1.60% A	1.67%	1.70%	1.67%
Net investment income	2.52% A	3.58%	3.72%	3.45% A	2.73%	2.57%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,145	$ 52,529	$ 58,693	$ 63,946	$ 74,522	$ 91,149	$ 113,849
Portfolio turnover rate G	101% A	81%	89% K	43% A	73%	96%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 I

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08
Income from Investment Operations
Net investment income D	.173	.494	.513	.401	.417	.400	.437
Net realized and unrealized gain (loss)	(.800)	(.311)	(.169)	(.043)	(.339)	.122	.254
Total from investment operations	(.627)	.183	.344	.358	.078	.522	.691
Distributions from net investment income	(.233)	(.503)	(.484)	(.398)	(.398)	(.402)	(.431)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)	-
Total distributions	(.233)	(.503)	(.484)	(.448)	(.548)	(.502)	(.431)
Net asset value, end of period	$ 9.48	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34
Total Return B, C	(6.05)%	1.71%	3.22%	3.37%	.71%	4.72%	6.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.54% A	.53%	.55%	.57% A	.63%	.70%	.66%
Expenses net of fee waivers, if any	.54% A	.53%	.55%	.57% A	.63%	.70%	.66%
Expenses net of all reductions	.54% A	.53%	.55%	.57% A	.63%	.70%	.66%
Net investment income	3.60% A	4.64%	4.75%	4.48% A	3.77%	3.57%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,919	$ 362,708	$ 715,292	$ 582,070	$ 465,201	$ 269,727	$ 155,302
Portfolio turnover rate F	101% A	81%	89% J	43% A	73%	96%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31. I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,729,686
Unrealized depreciation	(85,083,117)
Net unrealized appreciation (depreciation)	$ (77,353,431)
Cost for federal income tax purposes	$ 889,647,040

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $35,358,015 representing 4.5% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $212,776,810 and $295,187,861, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 235,054	$ 11,775
Class T	-%	.25%	369,055	4,792
Class B	.65%	.25%	58,168	42,207
Class C	.75%	.25%	247,693	20,688
			$ 909,970	$ 79,462

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,150
Class T	3,751
Class B*	16,446
Class C*	2,568
$ 30,915

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 230,962.25
Class T	277,113.19
Class B	16,671.26
Class C	55,193.23
Institutional Class	228,605.16
	$ 808,544

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro-rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $34,413,111 in return for its 550,378 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

On February 20, 2009, the Fund redeemed in-kind 1,969,867 shares of Fidelity Corporate Bond 1-10 Year Central Fund, a Fidelity Central Fund in which the Fund invests, valued at $177,302,227 by receiving cash and securities of equal value, including accrued interest. This is considered taxable to the Fund for federal income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,634 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $15,671.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,909. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 213

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 4,243,609	$ 11,114,337
Class T	6,734,581	19,685,484
Class B	248,969	698,735
Class C	935,568	2,134,294
Institutional Class	7,160,558	23,069,653
Total	$ 19,323,285	$ 56,702,503

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	3,280,847	7,478,814	$ 31,664,251	$ 79,389,123
Reinvestment of distributions	385,525	913,344	3,670,163	9,656,597
Shares redeemed	(5,801,511)	(11,412,910)	(55,761,991)	(120,176,822)
Net increase (decrease)	(2,135,139)	(3,020,752)	$ (20,427,577)	$ (31,131,102)
Class T
Shares sold	4,482,202	10,443,380	$ 43,382,649	$ 110,997,567
Reinvestment of distributions	674,655	1,758,963	6,428,526	18,626,931
Shares redeemed	(9,293,195)	(26,180,797)	(89,999,382)	(277,194,128)
Net increase (decrease)	(4,136,338)	(13,978,454)	$ (40,188,207)	$ (147,569,630)
Class B
Shares sold	355,157	542,893	$ 3,421,658	$ 5,772,343
Reinvestment of distributions	23,233	58,357	220,987	616,990
Shares redeemed	(555,693)	(1,259,274)	(5,368,914)	(13,340,826)
Net increase (decrease)	(177,303)	(658,024)	$ (1,726,269)	$ (6,951,493)
Class C
Shares sold	1,452,272	1,247,916	$ 13,932,508	$ 13,263,460
Reinvestment of distributions	81,074	166,125	770,048	1,753,152
Shares redeemed	(1,113,482)	(1,839,485)	(10,695,243)	(19,383,480)
Net increase (decrease)	419,864	(425,444)	$ 4,007,313	$ (4,366,868)
Institutional Class
Shares sold	2,602,480	4,941,786	$ 25,200,052	$ 52,330,544
Reinvestment of distributions	717,438	2,074,699	6,849,721	22,020,750
Shares redeemed	(10,154,024)	(39,037,602)	(99,730,823)	(418,220,539)
Net increase (decrease)	(6,834,106)	(32,021,117)	$ (67,681,050)	$ (343,869,245)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund. Subsequent to period end, the Fidelity Advisor Freedom Funds sold all their shares of the Fund.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro-rata portion of CMBS' net assets.

In March 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro-rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTBI-USAN-0409
1.784889.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.86%
Actual		$ 1,000.00	$ 1,015.40	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Class T	.86%
Actual		$ 1,000.00	$ 1,015.40	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Class B	1.51%
Actual		$ 1,000.00	$ 1,012.10	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.61%
Actual		$ 1,000.00	$ 1,011.70	$ 8.03
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,017.40	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,017.10	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	5.6	5.2
4 - 4.99%	6.5	7.7
5 - 5.99%	45.2	44.9
6 - 6.99%	35.3	30.8
7% and over	5.2	4.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2009
6 months ago
Years	3.5	5.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	2.1	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *	As of August 31, 2008 **
Mortgage Securities 115.1%	Mortgage Securities 106.4%
CMOs and Other Mortgage Related Securities 19.7%	CMOs and Other Mortgage Related Securities 20.0%
Asset-Backed Securities 4.8%	Asset-Backed Securities 5.1%
Short-Term Investments and Net Other Assets† (39.6)%	Short-Term Investments and Net Other Assets† (31.5)%

* Foreign investments	0.7%	** Foreign investments	1.3%
* Futures and Swaps	(4.4)%	** Futures and Swaps	(8.8)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 115.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 67.1%
3.575% 1/1/32 (g)	$ 144	$ 144
4.162% 1/1/35 (g)	1,899	1,921
4.303% 3/1/33 (g)	86	87
4.328% 1/1/35 (g)	2,246	2,261
4.34% 1/1/35 (g)	210	213
4.423% 5/1/35 (g)	129	130
4.432% 3/1/35 (g)	303	308
4.456% 7/1/35 (g)	931	926
4.5% 10/1/19 to 9/1/31 (c)	22,840	23,194
4.5% 3/12/39 (b)(c)	12,000	12,032
4.548% 10/1/33 (g)	135	136
4.55% 10/1/35 (g)	1,179	1,195
4.583% 8/1/34 (g)	473	479
4.667% 7/1/35 (g)	173	176
4.7% 2/1/35 (g)	1,001	1,018
4.739% 8/1/35 (g)	741	752
4.742% 12/1/34 (g)	170	172
4.747% 4/1/35 (g)	65	66
4.752% 10/1/35 (g)	2,636	2,674
4.823% 12/1/35 (g)	1,812	1,836
4.846% 4/1/33 (g)	1,653	1,676
4.87% 7/1/35 (g)	1,060	1,087
4.933% 1/1/35 (g)	537	544
4.933% 7/1/35 (g)	45	47
4.987% 7/1/35 (g)	3,088	3,141
5% 9/1/16 to 7/1/38 (c)(e)	90,595	92,538
5% 3/12/39 (b)	9,000	9,156
5.048% 1/1/37 (g)	1,270	1,297
5.095% 7/1/34 (g)	357	359
5.141% 5/1/35 (g)	124	126
5.16% 10/1/18 (g)	77	78
5.174% 8/1/34 (g)	1,053	1,071
5.198% 3/1/35 (g)	110	110
5.265% 12/1/36 (g)	543	555
5.307% 7/1/35 (g)	760	786
5.328% 6/1/36 (g)	1,818	1,886
5.336% 7/1/35 (g)	436	446
5.342% 2/1/37 (g)	561	575
5.481% 6/1/32 (g)	341	343
5.5% 6/1/11 to 5/1/38 (c)	97,371	100,354
5.5% 3/17/24 (b)	2,000	2,073
5.5% 3/17/24 (b)	2,000	2,073
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/17/24 (b)	$ 6,800	$ 7,050
5.5% 3/12/39 (b)	20,000	20,489
5.5% 3/12/39 (b)	7,000	7,171
5.5% 3/12/39 (b)(c)	50,500	51,734
5.5% 3/12/39 (b)(c)	14,500	14,854
5.573% 10/1/36 (g)	285	296
5.658% 6/1/36 (g)	1,414	1,463
5.77% 3/1/36 (g)	3,223	3,341
5.798% 1/1/36 (g)	563	586
5.806% 11/1/36 (g)	886	906
5.819% 9/1/36 (g)	873	888
5.823% 7/1/36 (g)	609	634
5.845% 3/1/36 (g)	1,849	1,926
5.851% 3/1/36 (g)	1,492	1,545
5.952% 4/1/36 (g)	398	413
5.952% 9/1/36 (g)	781	813
5.954% 5/1/36 (g)	565	587
6% 3/1/09 to 11/1/37 (c)	109,977	114,484
6% 9/1/36 (g)	663	691
6% 3/12/39 (b)(c)	18,000	18,594
6% 3/12/39 (b)(c)	62,000	64,046
6.008% 4/1/36 (g)	6,024	6,258
6.091% 9/1/36 (g)	640	667
6.118% 4/1/36 (g)	869	904
6.192% 2/1/35 (g)	104	106
6.198% 5/1/37 (g)	83	87
6.226% 5/1/36 (g)	1,844	1,920
6.241% 6/1/36 (g)	3,144	3,275
6.243% 6/1/36 (g)	137	139
6.245% 8/1/46 (g)	320	334
6.346% 5/1/36 (g)	1,315	1,371
6.433% 4/1/37 (g)	964	1,006
6.499% 12/1/36 (g)	204	212
6.5% 5/1/12 to 9/1/47 (c)	58,235	61,262
6.5% 3/12/39 (b)	1,000	1,045
6.555% 12/1/36 (g)	285	298
6.784% 9/1/37 (g)	1,489	1,554
6.862% 9/1/37 (g)	676	705
6.946% 9/1/37 (g)	536	559
7% 12/1/15 to 7/1/37	9,014	9,597
7.075% 9/1/37 (g)	720	752
7.5% 8/1/22 to 5/1/37	13,539	14,380
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
8% 12/1/29 to 3/1/37	$ 176	$ 186
8.5% 1/1/16 to 7/1/31	218	236
9% 2/1/13 to 10/1/30	536	583
9.5% 11/1/09 to 8/1/22	80	88
11% 8/1/10	9	9
12.25% 5/1/15	14	16
12.5% 8/1/15 to 3/1/16	17	20
12.75% 2/1/15	4	4
13.5% 9/1/14	3	4
		690,129
Freddie Mac - 36.0%
3.456% 2/1/34 (g)	166	166
3.741% 5/1/34 (g)	31	32
4.275% 6/1/35 (g)	283	287
4.315% 12/1/34 (g)	229	233
4.329% 11/1/31 (g)	62	62
4.407% 3/1/35 (g)	286	290
4.471% 3/1/35 (g)	256	259
4.546% 3/1/34 (g)	2,392	2,422
4.569% 12/1/33 (g)	1,036	1,044
4.58% 6/1/33 (g)	2,020	2,062
4.709% 11/1/35 (g)	935	947
4.789% 2/1/36 (g)	254	260
4.801% 3/1/35 (g)	499	504
5% 6/1/18 to 6/1/38 (c)	35,899	36,599
5% 3/12/39 (b)	2,000	2,032
5% 3/12/39 (b)	5,000	5,079
5.023% 4/1/35 (g)	140	144
5.158% 10/1/33 (g)	1,647	1,674
5.288% 3/1/35 (g)	174	175
5.443% 4/1/37 (g)	365	374
5.5% 6/1/09 to 1/1/38	42,700	43,987
5.5% 3/12/39 (b)	18,000	18,436
5.5% 3/12/39 (b)(c)	18,000	18,436
5.5% 3/12/39 (b)(c)	18,000	18,436
5.5% 3/12/39 (b)(c)	23,000	23,557
5.5% 4/13/39 (b)	23,000	23,495
5.5% 4/13/39 (b)	18,000	18,388
5.5% 4/13/39 (b)	18,000	18,387
5.548% 1/1/37 (g)	1,842	1,886
5.694% 10/1/35 (g)	246	257
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.757% 3/1/37 (g)	$ 1,966	$ 1,994
5.78% 4/1/37 (g)	1,896	1,944
5.812% 6/1/37 (g)	1,532	1,588
5.834% 5/1/37 (g)	585	599
5.948% 4/1/36 (g)	1,277	1,322
6% 4/1/14 to 7/1/37	38,372	40,064
6% 3/1/39 (b)	8,500	8,799
6.006% 6/1/36 (g)	576	598
6.098% 4/1/37 (g)	596	621
6.139% 10/1/36 (g)	130	136
6.142% 12/1/36 (g)	877	912
6.169% 7/1/36 (g)	3,267	3,392
6.181% 5/1/36 (g)	545	565
6.228% 3/1/36 (g)	2,926	3,049
6.303% 7/1/36 (g)	587	609
6.362% 10/1/36 (g)	3,289	3,425
6.416% 12/1/36 (g)	1,587	1,654
6.418% 6/1/37 (g)	167	174
6.5% 4/1/11 to 8/1/47	26,126	27,474
6.581% 12/1/36 (g)	3,755	3,918
6.594% 1/1/37 (g)	1,853	1,934
6.619% 6/1/37 (g)	187	195
6.625% 7/1/36 (g)	2,758	2,878
6.644% 6/1/36 (g)	389	406
6.65% 8/1/37 (g)	1,169	1,217
6.837% 10/1/36 (g)	2,346	2,447
7% 6/1/21 to 9/1/36	6,264	6,648
7.128% 2/1/37 (g)	256	267
7.5% 11/1/10 to 4/1/37	10,442	11,061
7.524% 4/1/37 (g)	122	127
8% 11/1/16 to 1/1/37	245	258
8.5% 7/1/09 to 9/1/20	25	27
9% 7/1/13 to 5/1/21	206	222
10% 6/1/09 to 5/1/19	40	43
10.5% 8/1/10 to 2/1/16	3	3
12.5% 10/1/12 to 12/1/14	27	29
13% 12/1/13 to 6/1/15	60	68
		370,577
Government National Mortgage Association - 12.0%
4.5% 3/18/39 (b)	12,000	12,045
5% 1/20/33 to 2/20/39	9,988	10,205
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 3/18/39 (b)	$ 13,000	$ 13,331
5.5% 3/18/39 (b)	1,000	1,027
5.5% 3/18/39 (b)	18,000	18,458
5.5% 3/18/39 (b)	300	308
5.5% 3/18/39 (b)	14,000	14,379
5.5% 3/18/39 (b)	4,000	4,102
5.5% 3/18/39 (b)	3,000	3,076
6% 1/15/36	7,770	8,075
6% 3/18/39 (b)	10,000	10,327
6% 3/18/39 (b)	14,000	14,457
6.5% 5/15/28 to 7/15/36	7,158	7,526
7% 2/15/24 to 7/15/32	3,335	3,542
7.5% 9/15/16 to 4/15/32	1,142	1,202
8% 6/15/21 to 12/15/25	451	480
8.5% 8/15/16 to 10/15/28	638	691
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	56	64
13.5% 7/15/11	2	2
		123,299
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,164,697)		1,184,005
Asset-Backed Securities - 4.8%

Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.5238% 10/25/36 (g)	158	153
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R10 Class A2B, 0.6938% 12/25/35 (g)	522	358
Argent Securities, Inc. Series 2006-M2 Class A2A, 0.5238% 9/25/36 (g)	197	195
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 2.1238% 9/25/35 (g)	335	1
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (g)	600	273
Series 2006-HE1 Class 1A2, 0.6938% 12/25/35 (g)	3,574	2,853
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (g)	565	432
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (g)	306	263
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	485
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 0.5238% 8/26/36 (g)	13	13
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust: - continued
Series 2006-NC2 Class A2A, 0.5138% 9/25/36 (g)	$ 51	$ 50
Series 2006-WF2 Class A2B, 5.735% 5/25/36	255	250
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.5938% 1/25/37 (g)	49	46
Series 2007-11 Class 2A1, 0.5338% 6/25/47 (g)	4,178	3,708
Series 2007-4 Class A1A, 0.5938% 9/25/37 (g)	3,346	3,020
Series 2007-5 Class 2A1, 0.5738% 4/25/29 (g)	2,080	1,800
Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (g)	629	536
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.5838% 4/25/36 (g)	354	324
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	356
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	175
Fremont Home Loan Trust Series 2006-3 Class 2A1, 0.5438% 2/25/37 (g)	12	11
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(g)	160	13
Series 2004-AR2 Class B1, 2.3738% 8/25/34 (g)	796	35
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 0.4594% 3/25/36 (g)	25	24
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (a)(g)	2,325	1,186
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.5238% 3/25/37 (g)	42	36
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	25	25
Class A1B, 0.5738% 7/25/36 (g)	199	196
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,820	4,112
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 1.0238% 6/25/35 (g)	1,785	1,005
Series 2006-2 Class 2A2, 0.6038% 3/25/36 (g)	134	131
Series 2006-8 Class 2A1, 0.5138% 9/25/36 (g)	196	185
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.5438% 7/25/37 (g)	402	369
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 0.8538% 8/25/35 (g)	6,101	5,086
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (g)	619	585
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (g)	70	57
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (g)	70	47
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (g)	43	34
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.5738% 4/25/37 (g)	$ 898	$ 682
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (g)	97	90
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	4,205	570
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	6,370	1,041
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	4,540	717
Newcastle CDO VIII Series 2006-8A Class 4, 0.9894% 11/1/52 (a)(g)	5,000	600
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	162	141
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.5438% 1/25/37 (g)	130	120
Ocala Funding LLC Series 2006-1A Class A, 1.87% 3/20/11 (a)(g)	2,100	840
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (g)	242	215
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (g)	283	254
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 0.5338% 9/25/37 (g)	417	395
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 0.5438% 9/25/36 (g)	448	428
RAMP Trust Series 2006-RS4 Class A2, 0.5838% 7/25/36 (g)	4,169	3,709
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	401	361
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (g)	302	265
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.1938% 1/25/36 (g)	500	13
Series 2006-FR4 Class A2A, 0.5538% 8/25/36 (g)	351	218
Series 2007-NC1 Class A2A, 0.5238% 12/25/36 (g)	234	185
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	50	50
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.9038% 5/25/35 (g)	1,995	632
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (g)	2,307	1,885
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (g)	5,286	4,005
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp.: - continued
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	$ 912	$ 0*
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0*
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 0.5738% 7/25/36 (g)	824	745
Series 2007-2 Class A1, 0.5638% 4/25/37 (g)	3,683	3,038
TOTAL ASSET-BACKED SECURITIES (Cost $76,470)		49,627
Collateralized Mortgage Obligations - 17.6%

Private Sponsor - 4.0%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (g)	6,360	2,862
Arkle Master Issuer PLC floater Series 2006-1A Class 3C, 1.6275% 2/17/52 (a)(g)	910	683
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2918% 11/25/33 (g)	501	406
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (g)	1,697	1,321
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (g)	339	276
Class 2A2, 5.1951% 2/25/34 (g)	1,464	1,194
Series 2004-D Class 2A1, 3.6163% 5/25/34 (g)	200	154
Series 2004-J Class 2A1, 4.7597% 11/25/34 (g)	874	680
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (g)	196	141
Class 2A2, 4.8028% 9/25/35 (g)	1,877	605
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 5.7236% 11/25/36 (g)	202	116
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 0.8738% 3/25/35 (g)	69	29
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.3796% 1/28/32 (a)(g)	229	110
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (g)	2,047	1,575
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 1.6125% 10/18/54 (a)(g)	770	385
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (a)(g)	1,675	783
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (a)(g)	2,520	1,091
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.02% 12/20/54 (g)	$ 700	$ 49
Series 2006-2 Class C1, 0.94% 12/20/54 (g)	155	16
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (g)	940	94
Class 2C1, 0.9% 12/20/54 (g)	500	50
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (g)	1,355	136
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.5925% 1/20/44 (g)	661	231
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (g)	897	617
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (a)(g)	490	343
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.7138% 4/25/36 (g)	2,570	1,022
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6838% 5/25/47 (g)	1,000	483
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	2,773	2,325
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (g)	4,062	1,706
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.955% 6/15/22 (a)(g)	4,998	3,074
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2286% 8/25/34 (g)	2,947	2,254
Series 2006-A6 Class A4, 5.3897% 10/25/33 (g)	2,506	2,042
Permanent Financing No. 4 PLC Class 3C, 2.9894% 6/10/42 (g)	1,405	1,401
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (g)	610	413
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	715	632
Series 2004-SL2 Class A1, 6.5% 10/25/16	82	71
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (g)	1,597	1,297
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4533% 4/25/33 (g)	1,527	1,238
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,114	954
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (g)	395	391
Series 2005-AR16 Class 1A3, 5.102% 12/25/35 (g)	2,065	1,173
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5429% 11/25/34 (g)	$ 1,495	$ 1,193
Class A9, 4.5429% 11/25/34 (g)	3,490	2,195
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (g)	907	693
Series 2005-AR2 Class 1A2, 4.6413% 3/25/35 (g)	657	267
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (g)	311	239
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (g)	3,448	2,466
TOTAL PRIVATE SPONSOR		41,476
U.S. Government Agency - 13.6%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,448	3,584
Class PZ, 6% 2/25/24	2,687	2,731
Series 1999-15 Class PC, 6% 9/25/18	654	658
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,141
Series 1993-165 Class SH, 18.3855% 9/25/23 (g)(j)	156	177
Series 1999-17 Class PG, 6% 4/25/29	5,442	5,677
Series 2003-22 Class IO, 6% 4/25/33 (h)	4,081	400
Series 2003-26 Class KI, 5% 12/25/15 (h)	1,554	50
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	1,859	138
Series 2006-48 Class LF, 0% 8/25/34 (g)(j)	14	14
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	3,691	3,237
Series 339 Class 29, 5.5% 7/1/18 (h)	1,799	139
Series 348 Class 14, 6.5% 8/1/34 (h)	864	119
Series 351:
Class 12, 5.5% 4/1/34 (h)	650	65
Class 13, 6% 3/1/34 (h)	828	98
Series 359, Class 19 6% 7/1/35 (h)	838	97
Series 384 Class 6, 5% 7/25/37 (h)	4,427	490
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.8738% 4/25/37 (g)	3,035	2,969
Series 2007-57 Class FA, 0.7038% 6/25/37 (g)	7,484	7,310
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,902	4,068
Series 2001-52 Class YZ, 6.5% 10/25/31	211	221
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,223
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2001-72 Class NZ, 6% 12/25/31	$ 1,196	$ 1,238
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,801
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,105
Series 2005-73 Class SA, 16.3183% 8/25/35 (g)	912	976
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	4,621	4,790
Series 2001-31 Class ZC, 6.5% 7/25/31	1,615	1,695
Series 2002-16 Class ZD, 6.5% 4/25/32	710	741
Series 2002-79 Class Z, 5.5% 11/25/22	2,208	2,246
Series 2003-80 Class CG, 6% 4/25/30	595	620
Series 2005-41 Class LA, 5.5% 5/25/35	3,179	3,281
Series 1999-33 Class PK, 6% 7/25/29	2,596	2,702
Series 2001-63 Class PG, 6% 12/25/31	1,943	2,017
Series 2001-74 Class QE, 6% 12/25/31	1,846	1,916
Series 2003-21 Class SK, 7.6263% 3/25/33 (g)(h)(j)	819	94
Series 2003-3 Class HS, 7.1763% 9/25/16 (g)(h)(j)	49	1
Series 2003-35:
Class BS, 6.5263% 4/25/17 (g)(h)(j)	547	19
Class TQ, 7.0263% 5/25/18 (g)(h)	719	63
Series 2003-42:
Class HS, 6.6263% 12/25/17 (g)(h)(j)	6,606	475
Class SJ, 6.5763% 11/25/22 (g)(h)	923	75
Series 2003-48 Class HI, 5% 11/25/17 (h)	2,691	198
Series 2004-54 Class SW, 5.5263% 6/25/33 (g)(h)(j)	3,711	226
Series 2006-4 Class IT, 6% 10/25/35 (h)	421	35
Series 2007-36:
Class GO, 4/25/37 (i)	486	380
Class SG, 6.1263% 4/25/37 (g)(h)(j)	6,302	544
Series 2007-57 Class SA, 37.7775% 6/25/37 (g)(j)	4,712	6,318
Series 2007-66:
Class FB, 0.8738% 7/25/37 (g)	1,995	1,960
Class SA, 36.7575% 7/25/37 (g)(j)	3,111	3,929
Class SB, 36.7575% 7/25/37 (g)(j)	937	1,264
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	186	183
Class GY, 0% 5/15/37 (g)	216	210
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (e)	$ 4,890	$ 5,074
Series 2104 Class PG, 6% 12/15/28	1,457	1,511
Series 2162 Class PH, 6% 6/15/29	332	346
Series 70 Class C, 9% 9/15/20	98	106
sequential payer Series 2114 Class ZM, 6% 1/15/29	704	734
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,687	1,754
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (g)	500	425
Series 3129 Class MF, 0% 7/15/34 (g)	352	340
Series 3222 Class HF, 0% 9/15/36 (g)	531	485
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,907	1,988
Series 2131 Class BG, 6% 3/15/29	7,676	7,973
Series 2137 Class PG, 6% 3/15/29	1,845	1,913
Series 2154 Class PT, 6% 5/15/29	2,883	3,004
Series 2435 Class VG, 6% 2/15/13	655	675
Series 2488 Class PR, 6% 8/15/32	1,018	1,058
Series 2520 Class BE, 6% 11/15/32	1,970	2,050
Series 2585 Class KS, 7.145% 3/15/23 (g)(h)(j)	471	33
Series 2590 Class YR, 5.5% 9/15/32 (h)	135	18
Series 2802 Class OB, 6% 5/15/34 (d)(e)	3,375	3,458
Series 2810 Class PD, 6% 6/15/33	2,540	2,649
Series 3077 Class TO, 4/15/35 (i)	3,993	3,168
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,186	2,279
Series 2274 Class ZM, 6.5% 1/15/31	755	794
Series 2281 Class ZB, 6% 3/15/30	912	952
Series 2388 Class ZA, 6% 12/15/31	4,725	4,901
Series 2417 Class KZ, 6% 2/15/32	1,017	1,056
Series 2502 Class ZC, 6% 9/15/32	1,696	1,759
Series 2504 Class Z, 6% 9/15/32	1,469	1,528
Series 2564 Class ES, 7.145% 2/15/22 (g)(h)(j)	757	49
Series 2575 Class ID, 5.5% 8/15/22 (h)	127	11
Series 2750 Class ZT, 5% 2/15/34	2,785	2,645
Series 2817 Class SD, 6.595% 7/15/30 (g)(h)(j)	1,383	89
Series 3097 Class IA, 5.5% 3/15/33 (h)	3,677	308
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 1658 Class GZ, 7% 1/15/24	$ 2,111	$ 2,183
Series 2587 Class IM, 6.5% 3/15/33 (h)	1,373	176
Series 2844:
Class SC, 43.8425% 8/15/24 (g)(j)	97	135
Class SD, 80.535% 8/15/24 (g)(j)	141	300
Series 2957 Class SW, 5.545% 4/15/35 (g)(h)	5,713	302
Series 3002 Class SN, 6.045% 7/15/35 (g)(h)(j)	5,727	415
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,847	1,921
Series 2003-11 Class S, 6.095% 2/16/33 (g)(h)(j)	4,467	337
Series 2004-32 Class GS, 6.5% 5/16/34 (g)(h)(j)	1,293	102
TOTAL U.S. GOVERNMENT AGENCY		139,712
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $201,079)		181,188
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4181% 2/14/43 (g)	8,300	6,980
Class PS1, 1.5863% 2/14/43 (g)(h)	15,229	540
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (a)(g)	256	79
Class B2, 1.8238% 10/25/36 (a)(g)	167	49
Class B3, 3.0738% 10/25/36 (a)(g)	300	67
Class M4, 0.9038% 10/25/36 (a)(g)	256	111
Class M5, 0.9538% 10/25/36 (a)(g)	326	130
Class M6, 1.0338% 10/25/36 (a)(g)	632	237
Series 2006-4A:
Class B1, 1.1738% 12/25/36 (a)(g)	100	20
Class B2, 1.7238% 12/25/36 (a)(g)	96	44
Class B3, 2.9238% 12/25/36 (a)(g)	178	78
Series 2007-1:
Class B1, 1.1438% 3/25/37 (a)(g)	148	52
Class B2, 1.6238% 3/25/37 (a)(g)	108	34
Class B3, 3.8238% 3/25/37 (a)(g)	308	90
Class M1, 0.7438% 3/25/37 (a)(g)	124	67
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M2, 0.7638% 3/25/37 (a)(g)	$ 96	$ 50
Class M3, 0.7938% 3/25/37 (a)(g)	84	42
Class M4, 0.8438% 3/25/37 (a)(g)	64	31
Class M5, 0.8938% 3/25/37 (a)(g)	104	47
Class M6, 0.9738% 3/25/37 (a)(g)	148	59
Series 2007-2A:
Class B1, 2.0738% 7/25/37 (a)(g)	115	37
Class B2, 2.7238% 7/25/37 (a)(g)	98	30
Class B3, 3.8238% 7/25/37 (a)(g)	111	33
Class M4, 1.1238% 7/25/37 (a)(g)	142	59
Class M5, 1.2238% 7/25/37 (a)(g)	129	51
Class M6, 1.4738% 7/25/37 (a)(g)	160	59
Series 2007-3:
Class B1, 1.4238% 7/25/37 (a)(g)	100	48
Class B2, 2.0738% 7/25/37 (a)(g)	263	125
Class B3, 4.4738% 7/25/37 (a)(g)	136	62
Class M1, 0.7838% 7/25/37 (a)(g)	89	52
Class M2, 0.8138% 7/25/37 (a)(g)	93	52
Class M3, 0.8438% 7/25/37 (a)(g)	150	79
Class M4, 0.9738% 7/25/37 (a)(g)	239	125
Class M5, 1.0738% 7/25/37 (a)(g)	120	61
Class M6, 1.2738% 7/25/37 (a)(g)	93	47
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (a)(g)	136	43
Class B2, 3.9238% 9/25/37 (a)(g)	504	148
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.908% 5/15/35 (a)(g)(h)	26,920	1,063
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,072
Class F, 7.734% 1/15/32	600	575
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A1, 5.269% 1/15/49	564	550
Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	652	638
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 1.9613% 7/15/19 (a)(g)	175	35
Class SHDC, 1.4613% 7/15/19 (a)(g)	84	21
Series 2006-TFL2 Class SHDD, 1.8113% 7/15/19 (a)(g)	47	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	$ 684	$ 668
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 0.765% 3/6/20 (a)(g)	780	499
Class D, 0.815% 3/6/20 (a)(g)	235	150
Class F, 0.925% 3/6/20 (a)(g)	195	119
Class G, 0.965% 3/6/20 (a)(g)	95	57
Class H, 1.095% 3/6/20 (a)(g)	160	96
Class J, 1.295% 3/6/20 (a)(g)	230	131
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,110	883
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDP10 Class A1, 5.122% 1/15/49	633	614
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	402	393
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	568	555
Series 2007-C2 Class A1, 5.226% 2/15/40	514	502
Series 2004-C2 Class XCP, 0.8376% 3/15/36 (a)(g)(h)	62,797	1,229
Series 2007-C1 Class XCP, 0.4751% 2/15/40 (g)(h)	14,259	227
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A1, 4.275% 12/12/11	479	460
Series 2007-6 Class A1, 5.175% 3/12/51	564	549
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,796)		21,014
Cash Equivalents - 3.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $30,805)	$ 30,806	$ 30,805
TOTAL INVESTMENT PORTFOLIO - 142.6% (Cost $1,501,847)		1,466,639
NET OTHER ASSETS - (42.6)%		(438,062)
NET ASSETS - 100%		$ 1,028,577
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
48 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2009	$ 10,397	$ (5)

The face value of futures sold as a percentage of net assets - 1%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (f)

	August 2035	$ 1,000	$ (938)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.5425% with Credit Suisse First Boston	Jan. 2019	$ 530	$ 35
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.41% with Credit Suisse First Boston	Sept. 2010	57,000	(2,329)
TOTAL INTEREST RATE SWAPS		57,530	(2,294)
		$ 58,530	$ (3,232)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,559,000 or 1.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $133,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,915,000.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$30,805,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 12,079
UBS Securities LLC	18,726
$ 30,805
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,466,639	$ -	$ 1,443,311	$ 23,328
Other Financial Instruments*	$ (3,467)	$ (5)	$ (2,524)	$ (938)
* Other financial instruments include Futures Contracts, Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,301	$ (804)
Total Realized Gain (Loss)	71	- *
Total Unrealized Gain (Loss)	(10,087)	756
Cost of Purchases	9,218	-
Proceeds of Sales	(3,511)	-
Amortization/Accretion	(1,753)	-
Transfer in/out of Level 3	27,089	(890)
Ending Balance	$ 23,328	$ (938)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(897,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $34,825,000 of which $2,470,000, $14,312,000, $3,550,000 and $14,493,000 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $107,093,000 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $30,805) - See accompanying schedule: Unaffiliated issuers (cost $1,501,847)		$ 1,466,639
Commitment to sell securities on a delayed delivery basis	$ (303,051)
Receivable for securities sold on a delayed delivery basis	302,821	(230)
Receivable for investments sold, regular delivery		23,417
Cash		8
Receivable for swap agreements		4
Receivable for fund shares sold		593
Interest receivable		5,483
Other receivables		114
Unrealized appreciation on swap agreements		35
Total assets		1,496,063

Liabilities
Payable for investments purchased Regular delivery	$ 601
Delayed delivery	460,377
Payable for swap agreements	920
Payable for fund shares redeemed	1,345
Distributions payable	389
Unrealized depreciation on swap agreements	3,267
Accrued management fee	277
Distribution fees payable	50
Payable for daily variation on futures contracts	16
Other affiliated payables	128
Other payables and accrued expenses	116
Total liabilities		467,486

Net Assets		$ 1,028,577
Net Assets consist of:
Paid in capital		$ 1,204,419
Distributions in excess of net investment income		(6,099)
Accumulated undistributed net realized gain (loss) on investments		(131,068)
Net unrealized appreciation (depreciation) on investments		(38,675)
Net Assets		$ 1,028,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,431 ÷ 4,438 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class T: Net Asset Value and redemption price per share ($39,460 ÷ 3,935 shares)	$ 10.03

Maximum offering price per share (100/96.00 of $10.03)	$ 10.45
Class B: Net Asset Value and offering price per share ($25,108 ÷ 2,508 shares)A	$ 10.01

Class C: Net Asset Value and offering price per share ($16,272 ÷ 1,627 shares)A	$ 10.00

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($895,783 ÷ 89,286 shares)	$ 10.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,523 ÷ 752 shares)	$ 10.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 29,298

Expenses
Management fee	$ 1,750
Transfer agent fees	645
Distribution fees	309
Fund wide operations fee	162
Independent trustees' compensation	2
Miscellaneous	5
Total expenses before reductions	2,873
Expense reductions	(1)	2,872
Net investment income		26,426
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,233
Futures contracts	(539)
Swap agreements	(781)
Total net realized gain (loss)		9,913
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,972)
Futures contracts	99
Swap agreements	(1,225)
Delayed delivery commitments	1,326
Total change in net unrealized appreciation (depreciation)		(17,772)
Net gain (loss)		(7,859)
Net increase (decrease) in net assets resulting from operations		$ 18,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 26,426	$ 65,979
Net realized gain (loss)	9,913	(102,798)
Change in net unrealized appreciation (depreciation)	(17,772)	41,977
Net increase (decrease) in net assets resulting from operations	18,567	5,158
Distributions to shareholders from net investment income	(27,059)	(68,876)
Share transactions - net increase (decrease)	(146,241)	(404,510)
Total increase (decrease) in net assets	(154,733)	(468,228)

Net Assets
Beginning of period	1,183,310	1,651,538
End of period (including distributions in excess of net investment income of $6,099 and distributions in excess of net investment income of $5,466, respectively)	$ 1,028,577	$ 1,183,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.226	.467	.521	.404	.408	.365	.282
Net realized and unrealized gain (loss)	(.073)	(.461)	(.401)	(.021)	(.267)	.181	.112
Total from investment operations	.153	.006	.120	.383	.141	.546	.394
Distributions from net investment income	(.233)	(.486)	(.520)	(.403)	(.421)	(.366)	(.274)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.233)	(.486)	(.520)	(.403)	(.481)	(.516)	(.354)
Net asset value, end of period	$ 10.01	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Total Return B, C, D	1.54%	.06%	1.04%	3.56%	1.26%	4.97%	3.56%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of fee waivers, if any	.86% A	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of all reductions	.86% A	.85%	.78%	.74% A	.82%	.86%	.81%
Net investment income	4.54% A	4.52%	4.77%	4.44% A	3.65%	3.24%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 39	$ 54	$ 54	$ 50	$ 55	$ 69
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income E	.227	.470	.519	.399	.400	.353	.270
Net realized and unrealized gain (loss)	(.074)	(.462)	(.403)	(.012)	(.268)	.181	.101
Total from investment operations	.153	.008	.116	.387	.132	.534	.371
Distributions from net investment income	(.233)	(.488)	(.516)	(.397)	(.412)	(.354)	(.261)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.233)	(.488)	(.516)	(.397)	(.472)	(.504)	(.341)
Net asset value, end of period	$ 10.03	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Total Return B, C, D	1.54%	.07%	1.01%	3.59%	1.18%	4.86%	3.34%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of fee waivers, if any	.86% A	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of all reductions	.86% A	.83%	.82%	.81% A	.89%	.96%	.93%
Net investment income	4.54% A	4.53%	4.73%	4.37% A	3.57%	3.14%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 41	$ 68	$ 89	$ 126	$ 131	$ 155
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.194	.400	.443	.336	.323	.278	.197
Net realized and unrealized gain (loss)	(.073)	(.461)	(.401)	(.022)	(.257)	.172	.112
Total from investment operations	.121	(.061)	.042	.314	.066	.450	.309
Distributions from net investment income	(.201)	(.419)	(.442)	(.334)	(.336)	(.280)	(.189)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.201)	(.419)	(.442)	(.334)	(.396)	(.430)	(.269)
Net asset value, end of period	$ 10.01	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Total Return B, C, D	1.21%	(.58)%	.32%	2.91%	.58%	4.08%	2.78%
Ratios to Average Net Assets G
Expenses before reductions	1.51% A	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Net investment income	3.89% A	3.86%	4.05%	3.68% A	2.89%	2.48%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 32	$ 50	$ 74	$ 101	$ 134	$ 182
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income E	.188	.389	.434	.328	.316	.273	.189
Net realized and unrealized gain (loss)	(.072)	(.459)	(.401)	(.021)	(.257)	.172	.112
Total from investment operations	.116	(.070)	.033	.307	.059	.445	.301
Distributions from net investment income	(.196)	(.410)	(.433)	(.327)	(.329)	(.275)	(.181)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.196)	(.410)	(.433)	(.327)	(.389)	(.425)	(.261)
Net asset value, end of period	$ 10.00	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Total Return B, C, D	1.17%	(.68)%	.25%	2.85%	.52%	4.04%	2.71%
Ratios to Average Net Assets G
Expenses before reductions	1.61% A	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of fee waivers, if any	1.61% A	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of all reductions	1.61% A	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Net investment income	3.79% A	3.77%	3.97%	3.61% A	2.82%	2.42%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 15	$ 23	$ 31	$ 41	$ 58	$ 99
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mortgage Securities Fund

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 E

2005 G

2004 G

2003 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income D	.247	.509	.559	.432	.438	.390	.306
Net realized and unrealized gain (loss)	(.074)	(.462)	(.403)	(.023)	(.257)	.183	.102
Total from investment operations	.173	.047	.156	.409	.181	.573	.408
Distributions from net investment income	(.253)	(.527)	(.556)	(.429)	(.451)	(.393)	(.298)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.253)	(.527)	(.556)	(.429)	(.511)	(.543)	(.378)
Net asset value, end of period	$ 10.03	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Total Return B, C	1.74%	.46%	1.38%	3.80%	1.61%	5.21%	3.68%
Ratios to Average Net Assets F
Expenses before reductions	.45% A	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.55%	.62%	.60%
Net investment income	4.94% A	4.91%	5.10%	4.73% A	3.91%	3.48%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 896	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525	$ 1,302
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 E

2005 G

2004 G

2003 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income D	.242	.499	.548	.424	.432	.387	.302
Net realized and unrealized gain (loss)	(.073)	(.461)	(.411)	(.011)	(.266)	.182	.112
Total from investment operations	.169	.038	.137	.413	.166	.569	.414
Distributions from net investment income	(.249)	(.518)	(.547)	(.423)	(.446)	(.389)	(.294)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.249)	(.518)	(.547)	(.423)	(.506)	(.539)	(.374)
Net asset value, end of period	$ 10.00	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Total Return B, C	1.71%	.37%	1.20%	3.85%	1.48%	5.19%	3.75%
Ratios to Average Net Assets F
Expenses before reductions	.53% A	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of fee waivers, if any	.53% A	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of all reductions	.53% A	.54%	.53%	.52% A	.60%	.66%	.63%
Net investment income	4.87% A	4.83%	5.02%	4.66% A	3.87%	3.45%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 7	$ 10	$ 14	$ 16	$ 13	$ 16
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 26,595
Unrealized depreciation	(61,807)
Net unrealized appreciation (depreciation)	$ (35,212)
Cost for federal income tax purposes	$ 1,501,851

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Swap Agreements - continued

losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event

Semiannual Report

3. Operating Policies - continued

Swap Agreements - continued

may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,000 representing 0.0% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $31,179 and $51,239, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 53	$ 4
Class T	0%	.25%	51	1
Class B	.65%	.25%	127	92
Class C	.75%	.25%	78	5
			$ 309	$ 102

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class B*	20
Class C*	2
$ 25

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 53.25
Class T	51.25
Class B	35.25
Class C	19.25
Fidelity Mortgage Securities Fund	479.10
Institutional Class	8.18
	$ 645

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $1.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 988	$ 2,205
Class T	944	2,500
Class B	559	1,654
Class C	305	733
Fidelity Mortgage Securities Fund	24,054	61,360
Institutional Class	209	424
Total	$ 27,059	$ 68,876

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	1,323	1,233	$ 13,269	$ 12,720
Reinvestment of distributions	82	189	825	1,952
Shares redeemed	(853)	(2,645)	(8,577)	(27,288)
Net increase (decrease)	552	(1,223)	$ 5,517	$ (12,616)
Class T
Shares sold	756	652	$ 7,676	$ 6,745
Reinvestment of distributions	88	227	881	2,348
Shares redeemed	(945)	(3,306)	(9,499)	(34,313)
Net increase (decrease)	(101)	(2,427)	$ (942)	$ (25,220)
Class B
Shares sold	114	74	$ 1,147	$ 761
Reinvestment of distributions	47	133	470	1,376
Shares redeemed	(812)	(1,820)	(8,157)	(18,803)
Net increase (decrease)	(651)	(1,613)	$ (6,540)	$ (16,666)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class C
Shares sold	418	130	$ 4,222	$ 1,330
Reinvestment of distributions	24	57	235	589
Shares redeemed	(314)	(838)	(3,153)	(8,656)
Net increase (decrease)	128	(651)	$ 1,304	$ (6,737)
Fidelity Mortgage Securities Fund
Shares sold	6,701	12,801	$ 67,565	$ 131,962
Reinvestment of distributions	2,218	5,511	22,222	57,031
Shares redeemed	(23,384)	(51,088)	(235,660)	(529,926)
Net increase (decrease)	(14,465)	(32,776)	$ (145,873)	$ (340,933)
Institutional Class
Shares sold	391	224	$ 3,934	$ 2,294
Reinvestment of distributions	15	32	149	335
Shares redeemed	(378)	(482)	(3,790)	(4,967)
Net increase (decrease)	28	(226)	$ 293	$ (2,338)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMOR-USAN-0409
1.784898.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mortgage Securities
Fund - Institutional Class

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.86%
Actual		$ 1,000.00	$ 1,015.40	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Class T	.86%
Actual		$ 1,000.00	$ 1,015.40	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Class B	1.51%
Actual		$ 1,000.00	$ 1,012.10	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.61%
Actual		$ 1,000.00	$ 1,011.70	$ 8.03
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,017.40	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,017.10	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	5.6	5.2
4 - 4.99%	6.5	7.7
5 - 5.99%	45.2	44.9
6 - 6.99%	35.3	30.8
7% and over	5.2	4.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2009
6 months ago
Years	3.5	5.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	2.1	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *	As of August 31, 2008 **
Mortgage Securities 115.1%	Mortgage Securities 106.4%
CMOs and Other Mortgage Related Securities 19.7%	CMOs and Other Mortgage Related Securities 20.0%
Asset-Backed Securities 4.8%	Asset-Backed Securities 5.1%
Short-Term Investments and Net Other Assets† (39.6)%	Short-Term Investments and Net Other Assets† (31.5)%

* Foreign investments	0.7%	** Foreign investments	1.3%
* Futures and Swaps	(4.4)%	** Futures and Swaps	(8.8)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 115.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 67.1%
3.575% 1/1/32 (g)	$ 144	$ 144
4.162% 1/1/35 (g)	1,899	1,921
4.303% 3/1/33 (g)	86	87
4.328% 1/1/35 (g)	2,246	2,261
4.34% 1/1/35 (g)	210	213
4.423% 5/1/35 (g)	129	130
4.432% 3/1/35 (g)	303	308
4.456% 7/1/35 (g)	931	926
4.5% 10/1/19 to 9/1/31 (c)	22,840	23,194
4.5% 3/12/39 (b)(c)	12,000	12,032
4.548% 10/1/33 (g)	135	136
4.55% 10/1/35 (g)	1,179	1,195
4.583% 8/1/34 (g)	473	479
4.667% 7/1/35 (g)	173	176
4.7% 2/1/35 (g)	1,001	1,018
4.739% 8/1/35 (g)	741	752
4.742% 12/1/34 (g)	170	172
4.747% 4/1/35 (g)	65	66
4.752% 10/1/35 (g)	2,636	2,674
4.823% 12/1/35 (g)	1,812	1,836
4.846% 4/1/33 (g)	1,653	1,676
4.87% 7/1/35 (g)	1,060	1,087
4.933% 1/1/35 (g)	537	544
4.933% 7/1/35 (g)	45	47
4.987% 7/1/35 (g)	3,088	3,141
5% 9/1/16 to 7/1/38 (c)(e)	90,595	92,538
5% 3/12/39 (b)	9,000	9,156
5.048% 1/1/37 (g)	1,270	1,297
5.095% 7/1/34 (g)	357	359
5.141% 5/1/35 (g)	124	126
5.16% 10/1/18 (g)	77	78
5.174% 8/1/34 (g)	1,053	1,071
5.198% 3/1/35 (g)	110	110
5.265% 12/1/36 (g)	543	555
5.307% 7/1/35 (g)	760	786
5.328% 6/1/36 (g)	1,818	1,886
5.336% 7/1/35 (g)	436	446
5.342% 2/1/37 (g)	561	575
5.481% 6/1/32 (g)	341	343
5.5% 6/1/11 to 5/1/38 (c)	97,371	100,354
5.5% 3/17/24 (b)	2,000	2,073
5.5% 3/17/24 (b)	2,000	2,073
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/17/24 (b)	$ 6,800	$ 7,050
5.5% 3/12/39 (b)	20,000	20,489
5.5% 3/12/39 (b)	7,000	7,171
5.5% 3/12/39 (b)(c)	50,500	51,734
5.5% 3/12/39 (b)(c)	14,500	14,854
5.573% 10/1/36 (g)	285	296
5.658% 6/1/36 (g)	1,414	1,463
5.77% 3/1/36 (g)	3,223	3,341
5.798% 1/1/36 (g)	563	586
5.806% 11/1/36 (g)	886	906
5.819% 9/1/36 (g)	873	888
5.823% 7/1/36 (g)	609	634
5.845% 3/1/36 (g)	1,849	1,926
5.851% 3/1/36 (g)	1,492	1,545
5.952% 4/1/36 (g)	398	413
5.952% 9/1/36 (g)	781	813
5.954% 5/1/36 (g)	565	587
6% 3/1/09 to 11/1/37 (c)	109,977	114,484
6% 9/1/36 (g)	663	691
6% 3/12/39 (b)(c)	18,000	18,594
6% 3/12/39 (b)(c)	62,000	64,046
6.008% 4/1/36 (g)	6,024	6,258
6.091% 9/1/36 (g)	640	667
6.118% 4/1/36 (g)	869	904
6.192% 2/1/35 (g)	104	106
6.198% 5/1/37 (g)	83	87
6.226% 5/1/36 (g)	1,844	1,920
6.241% 6/1/36 (g)	3,144	3,275
6.243% 6/1/36 (g)	137	139
6.245% 8/1/46 (g)	320	334
6.346% 5/1/36 (g)	1,315	1,371
6.433% 4/1/37 (g)	964	1,006
6.499% 12/1/36 (g)	204	212
6.5% 5/1/12 to 9/1/47 (c)	58,235	61,262
6.5% 3/12/39 (b)	1,000	1,045
6.555% 12/1/36 (g)	285	298
6.784% 9/1/37 (g)	1,489	1,554
6.862% 9/1/37 (g)	676	705
6.946% 9/1/37 (g)	536	559
7% 12/1/15 to 7/1/37	9,014	9,597
7.075% 9/1/37 (g)	720	752
7.5% 8/1/22 to 5/1/37	13,539	14,380
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
8% 12/1/29 to 3/1/37	$ 176	$ 186
8.5% 1/1/16 to 7/1/31	218	236
9% 2/1/13 to 10/1/30	536	583
9.5% 11/1/09 to 8/1/22	80	88
11% 8/1/10	9	9
12.25% 5/1/15	14	16
12.5% 8/1/15 to 3/1/16	17	20
12.75% 2/1/15	4	4
13.5% 9/1/14	3	4
		690,129
Freddie Mac - 36.0%
3.456% 2/1/34 (g)	166	166
3.741% 5/1/34 (g)	31	32
4.275% 6/1/35 (g)	283	287
4.315% 12/1/34 (g)	229	233
4.329% 11/1/31 (g)	62	62
4.407% 3/1/35 (g)	286	290
4.471% 3/1/35 (g)	256	259
4.546% 3/1/34 (g)	2,392	2,422
4.569% 12/1/33 (g)	1,036	1,044
4.58% 6/1/33 (g)	2,020	2,062
4.709% 11/1/35 (g)	935	947
4.789% 2/1/36 (g)	254	260
4.801% 3/1/35 (g)	499	504
5% 6/1/18 to 6/1/38 (c)	35,899	36,599
5% 3/12/39 (b)	2,000	2,032
5% 3/12/39 (b)	5,000	5,079
5.023% 4/1/35 (g)	140	144
5.158% 10/1/33 (g)	1,647	1,674
5.288% 3/1/35 (g)	174	175
5.443% 4/1/37 (g)	365	374
5.5% 6/1/09 to 1/1/38	42,700	43,987
5.5% 3/12/39 (b)	18,000	18,436
5.5% 3/12/39 (b)(c)	18,000	18,436
5.5% 3/12/39 (b)(c)	18,000	18,436
5.5% 3/12/39 (b)(c)	23,000	23,557
5.5% 4/13/39 (b)	23,000	23,495
5.5% 4/13/39 (b)	18,000	18,388
5.5% 4/13/39 (b)	18,000	18,387
5.548% 1/1/37 (g)	1,842	1,886
5.694% 10/1/35 (g)	246	257
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.757% 3/1/37 (g)	$ 1,966	$ 1,994
5.78% 4/1/37 (g)	1,896	1,944
5.812% 6/1/37 (g)	1,532	1,588
5.834% 5/1/37 (g)	585	599
5.948% 4/1/36 (g)	1,277	1,322
6% 4/1/14 to 7/1/37	38,372	40,064
6% 3/1/39 (b)	8,500	8,799
6.006% 6/1/36 (g)	576	598
6.098% 4/1/37 (g)	596	621
6.139% 10/1/36 (g)	130	136
6.142% 12/1/36 (g)	877	912
6.169% 7/1/36 (g)	3,267	3,392
6.181% 5/1/36 (g)	545	565
6.228% 3/1/36 (g)	2,926	3,049
6.303% 7/1/36 (g)	587	609
6.362% 10/1/36 (g)	3,289	3,425
6.416% 12/1/36 (g)	1,587	1,654
6.418% 6/1/37 (g)	167	174
6.5% 4/1/11 to 8/1/47	26,126	27,474
6.581% 12/1/36 (g)	3,755	3,918
6.594% 1/1/37 (g)	1,853	1,934
6.619% 6/1/37 (g)	187	195
6.625% 7/1/36 (g)	2,758	2,878
6.644% 6/1/36 (g)	389	406
6.65% 8/1/37 (g)	1,169	1,217
6.837% 10/1/36 (g)	2,346	2,447
7% 6/1/21 to 9/1/36	6,264	6,648
7.128% 2/1/37 (g)	256	267
7.5% 11/1/10 to 4/1/37	10,442	11,061
7.524% 4/1/37 (g)	122	127
8% 11/1/16 to 1/1/37	245	258
8.5% 7/1/09 to 9/1/20	25	27
9% 7/1/13 to 5/1/21	206	222
10% 6/1/09 to 5/1/19	40	43
10.5% 8/1/10 to 2/1/16	3	3
12.5% 10/1/12 to 12/1/14	27	29
13% 12/1/13 to 6/1/15	60	68
		370,577
Government National Mortgage Association - 12.0%
4.5% 3/18/39 (b)	12,000	12,045
5% 1/20/33 to 2/20/39	9,988	10,205
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 3/18/39 (b)	$ 13,000	$ 13,331
5.5% 3/18/39 (b)	1,000	1,027
5.5% 3/18/39 (b)	18,000	18,458
5.5% 3/18/39 (b)	300	308
5.5% 3/18/39 (b)	14,000	14,379
5.5% 3/18/39 (b)	4,000	4,102
5.5% 3/18/39 (b)	3,000	3,076
6% 1/15/36	7,770	8,075
6% 3/18/39 (b)	10,000	10,327
6% 3/18/39 (b)	14,000	14,457
6.5% 5/15/28 to 7/15/36	7,158	7,526
7% 2/15/24 to 7/15/32	3,335	3,542
7.5% 9/15/16 to 4/15/32	1,142	1,202
8% 6/15/21 to 12/15/25	451	480
8.5% 8/15/16 to 10/15/28	638	691
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	56	64
13.5% 7/15/11	2	2
		123,299
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,164,697)		1,184,005
Asset-Backed Securities - 4.8%

Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.5238% 10/25/36 (g)	158	153
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R10 Class A2B, 0.6938% 12/25/35 (g)	522	358
Argent Securities, Inc. Series 2006-M2 Class A2A, 0.5238% 9/25/36 (g)	197	195
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 2.1238% 9/25/35 (g)	335	1
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (g)	600	273
Series 2006-HE1 Class 1A2, 0.6938% 12/25/35 (g)	3,574	2,853
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (g)	565	432
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (g)	306	263
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	485
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 0.5238% 8/26/36 (g)	13	13
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust: - continued
Series 2006-NC2 Class A2A, 0.5138% 9/25/36 (g)	$ 51	$ 50
Series 2006-WF2 Class A2B, 5.735% 5/25/36	255	250
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.5938% 1/25/37 (g)	49	46
Series 2007-11 Class 2A1, 0.5338% 6/25/47 (g)	4,178	3,708
Series 2007-4 Class A1A, 0.5938% 9/25/37 (g)	3,346	3,020
Series 2007-5 Class 2A1, 0.5738% 4/25/29 (g)	2,080	1,800
Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (g)	629	536
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.5838% 4/25/36 (g)	354	324
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	356
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	175
Fremont Home Loan Trust Series 2006-3 Class 2A1, 0.5438% 2/25/37 (g)	12	11
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(g)	160	13
Series 2004-AR2 Class B1, 2.3738% 8/25/34 (g)	796	35
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 0.4594% 3/25/36 (g)	25	24
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (a)(g)	2,325	1,186
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.5238% 3/25/37 (g)	42	36
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	25	25
Class A1B, 0.5738% 7/25/36 (g)	199	196
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,820	4,112
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 1.0238% 6/25/35 (g)	1,785	1,005
Series 2006-2 Class 2A2, 0.6038% 3/25/36 (g)	134	131
Series 2006-8 Class 2A1, 0.5138% 9/25/36 (g)	196	185
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.5438% 7/25/37 (g)	402	369
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 0.8538% 8/25/35 (g)	6,101	5,086
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (g)	619	585
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (g)	70	57
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (g)	70	47
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (g)	43	34
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.5738% 4/25/37 (g)	$ 898	$ 682
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (g)	97	90
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	4,205	570
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	6,370	1,041
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	4,540	717
Newcastle CDO VIII Series 2006-8A Class 4, 0.9894% 11/1/52 (a)(g)	5,000	600
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	162	141
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.5438% 1/25/37 (g)	130	120
Ocala Funding LLC Series 2006-1A Class A, 1.87% 3/20/11 (a)(g)	2,100	840
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (g)	242	215
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (g)	283	254
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 0.5338% 9/25/37 (g)	417	395
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 0.5438% 9/25/36 (g)	448	428
RAMP Trust Series 2006-RS4 Class A2, 0.5838% 7/25/36 (g)	4,169	3,709
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	401	361
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (g)	302	265
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.1938% 1/25/36 (g)	500	13
Series 2006-FR4 Class A2A, 0.5538% 8/25/36 (g)	351	218
Series 2007-NC1 Class A2A, 0.5238% 12/25/36 (g)	234	185
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	50	50
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.9038% 5/25/35 (g)	1,995	632
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (g)	2,307	1,885
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (g)	5,286	4,005
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp.: - continued
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	$ 912	$ 0*
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0*
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 0.5738% 7/25/36 (g)	824	745
Series 2007-2 Class A1, 0.5638% 4/25/37 (g)	3,683	3,038
TOTAL ASSET-BACKED SECURITIES (Cost $76,470)		49,627
Collateralized Mortgage Obligations - 17.6%

Private Sponsor - 4.0%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (g)	6,360	2,862
Arkle Master Issuer PLC floater Series 2006-1A Class 3C, 1.6275% 2/17/52 (a)(g)	910	683
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2918% 11/25/33 (g)	501	406
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (g)	1,697	1,321
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (g)	339	276
Class 2A2, 5.1951% 2/25/34 (g)	1,464	1,194
Series 2004-D Class 2A1, 3.6163% 5/25/34 (g)	200	154
Series 2004-J Class 2A1, 4.7597% 11/25/34 (g)	874	680
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (g)	196	141
Class 2A2, 4.8028% 9/25/35 (g)	1,877	605
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 5.7236% 11/25/36 (g)	202	116
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 0.8738% 3/25/35 (g)	69	29
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.3796% 1/28/32 (a)(g)	229	110
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (g)	2,047	1,575
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 1.6125% 10/18/54 (a)(g)	770	385
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (a)(g)	1,675	783
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (a)(g)	2,520	1,091
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.02% 12/20/54 (g)	$ 700	$ 49
Series 2006-2 Class C1, 0.94% 12/20/54 (g)	155	16
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (g)	940	94
Class 2C1, 0.9% 12/20/54 (g)	500	50
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (g)	1,355	136
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.5925% 1/20/44 (g)	661	231
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (g)	897	617
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (a)(g)	490	343
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.7138% 4/25/36 (g)	2,570	1,022
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6838% 5/25/47 (g)	1,000	483
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	2,773	2,325
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (g)	4,062	1,706
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.955% 6/15/22 (a)(g)	4,998	3,074
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2286% 8/25/34 (g)	2,947	2,254
Series 2006-A6 Class A4, 5.3897% 10/25/33 (g)	2,506	2,042
Permanent Financing No. 4 PLC Class 3C, 2.9894% 6/10/42 (g)	1,405	1,401
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (g)	610	413
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	715	632
Series 2004-SL2 Class A1, 6.5% 10/25/16	82	71
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (g)	1,597	1,297
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4533% 4/25/33 (g)	1,527	1,238
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,114	954
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (g)	395	391
Series 2005-AR16 Class 1A3, 5.102% 12/25/35 (g)	2,065	1,173
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5429% 11/25/34 (g)	$ 1,495	$ 1,193
Class A9, 4.5429% 11/25/34 (g)	3,490	2,195
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (g)	907	693
Series 2005-AR2 Class 1A2, 4.6413% 3/25/35 (g)	657	267
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (g)	311	239
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (g)	3,448	2,466
TOTAL PRIVATE SPONSOR		41,476
U.S. Government Agency - 13.6%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,448	3,584
Class PZ, 6% 2/25/24	2,687	2,731
Series 1999-15 Class PC, 6% 9/25/18	654	658
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,141
Series 1993-165 Class SH, 18.3855% 9/25/23 (g)(j)	156	177
Series 1999-17 Class PG, 6% 4/25/29	5,442	5,677
Series 2003-22 Class IO, 6% 4/25/33 (h)	4,081	400
Series 2003-26 Class KI, 5% 12/25/15 (h)	1,554	50
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	1,859	138
Series 2006-48 Class LF, 0% 8/25/34 (g)(j)	14	14
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	3,691	3,237
Series 339 Class 29, 5.5% 7/1/18 (h)	1,799	139
Series 348 Class 14, 6.5% 8/1/34 (h)	864	119
Series 351:
Class 12, 5.5% 4/1/34 (h)	650	65
Class 13, 6% 3/1/34 (h)	828	98
Series 359, Class 19 6% 7/1/35 (h)	838	97
Series 384 Class 6, 5% 7/25/37 (h)	4,427	490
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.8738% 4/25/37 (g)	3,035	2,969
Series 2007-57 Class FA, 0.7038% 6/25/37 (g)	7,484	7,310
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,902	4,068
Series 2001-52 Class YZ, 6.5% 10/25/31	211	221
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,223
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2001-72 Class NZ, 6% 12/25/31	$ 1,196	$ 1,238
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,801
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,105
Series 2005-73 Class SA, 16.3183% 8/25/35 (g)	912	976
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	4,621	4,790
Series 2001-31 Class ZC, 6.5% 7/25/31	1,615	1,695
Series 2002-16 Class ZD, 6.5% 4/25/32	710	741
Series 2002-79 Class Z, 5.5% 11/25/22	2,208	2,246
Series 2003-80 Class CG, 6% 4/25/30	595	620
Series 2005-41 Class LA, 5.5% 5/25/35	3,179	3,281
Series 1999-33 Class PK, 6% 7/25/29	2,596	2,702
Series 2001-63 Class PG, 6% 12/25/31	1,943	2,017
Series 2001-74 Class QE, 6% 12/25/31	1,846	1,916
Series 2003-21 Class SK, 7.6263% 3/25/33 (g)(h)(j)	819	94
Series 2003-3 Class HS, 7.1763% 9/25/16 (g)(h)(j)	49	1
Series 2003-35:
Class BS, 6.5263% 4/25/17 (g)(h)(j)	547	19
Class TQ, 7.0263% 5/25/18 (g)(h)	719	63
Series 2003-42:
Class HS, 6.6263% 12/25/17 (g)(h)(j)	6,606	475
Class SJ, 6.5763% 11/25/22 (g)(h)	923	75
Series 2003-48 Class HI, 5% 11/25/17 (h)	2,691	198
Series 2004-54 Class SW, 5.5263% 6/25/33 (g)(h)(j)	3,711	226
Series 2006-4 Class IT, 6% 10/25/35 (h)	421	35
Series 2007-36:
Class GO, 4/25/37 (i)	486	380
Class SG, 6.1263% 4/25/37 (g)(h)(j)	6,302	544
Series 2007-57 Class SA, 37.7775% 6/25/37 (g)(j)	4,712	6,318
Series 2007-66:
Class FB, 0.8738% 7/25/37 (g)	1,995	1,960
Class SA, 36.7575% 7/25/37 (g)(j)	3,111	3,929
Class SB, 36.7575% 7/25/37 (g)(j)	937	1,264
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	186	183
Class GY, 0% 5/15/37 (g)	216	210
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (e)	$ 4,890	$ 5,074
Series 2104 Class PG, 6% 12/15/28	1,457	1,511
Series 2162 Class PH, 6% 6/15/29	332	346
Series 70 Class C, 9% 9/15/20	98	106
sequential payer Series 2114 Class ZM, 6% 1/15/29	704	734
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,687	1,754
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (g)	500	425
Series 3129 Class MF, 0% 7/15/34 (g)	352	340
Series 3222 Class HF, 0% 9/15/36 (g)	531	485
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,907	1,988
Series 2131 Class BG, 6% 3/15/29	7,676	7,973
Series 2137 Class PG, 6% 3/15/29	1,845	1,913
Series 2154 Class PT, 6% 5/15/29	2,883	3,004
Series 2435 Class VG, 6% 2/15/13	655	675
Series 2488 Class PR, 6% 8/15/32	1,018	1,058
Series 2520 Class BE, 6% 11/15/32	1,970	2,050
Series 2585 Class KS, 7.145% 3/15/23 (g)(h)(j)	471	33
Series 2590 Class YR, 5.5% 9/15/32 (h)	135	18
Series 2802 Class OB, 6% 5/15/34 (d)(e)	3,375	3,458
Series 2810 Class PD, 6% 6/15/33	2,540	2,649
Series 3077 Class TO, 4/15/35 (i)	3,993	3,168
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,186	2,279
Series 2274 Class ZM, 6.5% 1/15/31	755	794
Series 2281 Class ZB, 6% 3/15/30	912	952
Series 2388 Class ZA, 6% 12/15/31	4,725	4,901
Series 2417 Class KZ, 6% 2/15/32	1,017	1,056
Series 2502 Class ZC, 6% 9/15/32	1,696	1,759
Series 2504 Class Z, 6% 9/15/32	1,469	1,528
Series 2564 Class ES, 7.145% 2/15/22 (g)(h)(j)	757	49
Series 2575 Class ID, 5.5% 8/15/22 (h)	127	11
Series 2750 Class ZT, 5% 2/15/34	2,785	2,645
Series 2817 Class SD, 6.595% 7/15/30 (g)(h)(j)	1,383	89
Series 3097 Class IA, 5.5% 3/15/33 (h)	3,677	308
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 1658 Class GZ, 7% 1/15/24	$ 2,111	$ 2,183
Series 2587 Class IM, 6.5% 3/15/33 (h)	1,373	176
Series 2844:
Class SC, 43.8425% 8/15/24 (g)(j)	97	135
Class SD, 80.535% 8/15/24 (g)(j)	141	300
Series 2957 Class SW, 5.545% 4/15/35 (g)(h)	5,713	302
Series 3002 Class SN, 6.045% 7/15/35 (g)(h)(j)	5,727	415
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,847	1,921
Series 2003-11 Class S, 6.095% 2/16/33 (g)(h)(j)	4,467	337
Series 2004-32 Class GS, 6.5% 5/16/34 (g)(h)(j)	1,293	102
TOTAL U.S. GOVERNMENT AGENCY		139,712
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $201,079)		181,188
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4181% 2/14/43 (g)	8,300	6,980
Class PS1, 1.5863% 2/14/43 (g)(h)	15,229	540
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (a)(g)	256	79
Class B2, 1.8238% 10/25/36 (a)(g)	167	49
Class B3, 3.0738% 10/25/36 (a)(g)	300	67
Class M4, 0.9038% 10/25/36 (a)(g)	256	111
Class M5, 0.9538% 10/25/36 (a)(g)	326	130
Class M6, 1.0338% 10/25/36 (a)(g)	632	237
Series 2006-4A:
Class B1, 1.1738% 12/25/36 (a)(g)	100	20
Class B2, 1.7238% 12/25/36 (a)(g)	96	44
Class B3, 2.9238% 12/25/36 (a)(g)	178	78
Series 2007-1:
Class B1, 1.1438% 3/25/37 (a)(g)	148	52
Class B2, 1.6238% 3/25/37 (a)(g)	108	34
Class B3, 3.8238% 3/25/37 (a)(g)	308	90
Class M1, 0.7438% 3/25/37 (a)(g)	124	67
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M2, 0.7638% 3/25/37 (a)(g)	$ 96	$ 50
Class M3, 0.7938% 3/25/37 (a)(g)	84	42
Class M4, 0.8438% 3/25/37 (a)(g)	64	31
Class M5, 0.8938% 3/25/37 (a)(g)	104	47
Class M6, 0.9738% 3/25/37 (a)(g)	148	59
Series 2007-2A:
Class B1, 2.0738% 7/25/37 (a)(g)	115	37
Class B2, 2.7238% 7/25/37 (a)(g)	98	30
Class B3, 3.8238% 7/25/37 (a)(g)	111	33
Class M4, 1.1238% 7/25/37 (a)(g)	142	59
Class M5, 1.2238% 7/25/37 (a)(g)	129	51
Class M6, 1.4738% 7/25/37 (a)(g)	160	59
Series 2007-3:
Class B1, 1.4238% 7/25/37 (a)(g)	100	48
Class B2, 2.0738% 7/25/37 (a)(g)	263	125
Class B3, 4.4738% 7/25/37 (a)(g)	136	62
Class M1, 0.7838% 7/25/37 (a)(g)	89	52
Class M2, 0.8138% 7/25/37 (a)(g)	93	52
Class M3, 0.8438% 7/25/37 (a)(g)	150	79
Class M4, 0.9738% 7/25/37 (a)(g)	239	125
Class M5, 1.0738% 7/25/37 (a)(g)	120	61
Class M6, 1.2738% 7/25/37 (a)(g)	93	47
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (a)(g)	136	43
Class B2, 3.9238% 9/25/37 (a)(g)	504	148
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.908% 5/15/35 (a)(g)(h)	26,920	1,063
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,072
Class F, 7.734% 1/15/32	600	575
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A1, 5.269% 1/15/49	564	550
Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	652	638
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 1.9613% 7/15/19 (a)(g)	175	35
Class SHDC, 1.4613% 7/15/19 (a)(g)	84	21
Series 2006-TFL2 Class SHDD, 1.8113% 7/15/19 (a)(g)	47	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	$ 684	$ 668
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 0.765% 3/6/20 (a)(g)	780	499
Class D, 0.815% 3/6/20 (a)(g)	235	150
Class F, 0.925% 3/6/20 (a)(g)	195	119
Class G, 0.965% 3/6/20 (a)(g)	95	57
Class H, 1.095% 3/6/20 (a)(g)	160	96
Class J, 1.295% 3/6/20 (a)(g)	230	131
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,110	883
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDP10 Class A1, 5.122% 1/15/49	633	614
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	402	393
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	568	555
Series 2007-C2 Class A1, 5.226% 2/15/40	514	502
Series 2004-C2 Class XCP, 0.8376% 3/15/36 (a)(g)(h)	62,797	1,229
Series 2007-C1 Class XCP, 0.4751% 2/15/40 (g)(h)	14,259	227
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A1, 4.275% 12/12/11	479	460
Series 2007-6 Class A1, 5.175% 3/12/51	564	549
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,796)		21,014
Cash Equivalents - 3.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $30,805)	$ 30,806	$ 30,805
TOTAL INVESTMENT PORTFOLIO - 142.6% (Cost $1,501,847)		1,466,639
NET OTHER ASSETS - (42.6)%		(438,062)
NET ASSETS - 100%		$ 1,028,577
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
48 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2009	$ 10,397	$ (5)

The face value of futures sold as a percentage of net assets - 1%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (f)

	August 2035	$ 1,000	$ (938)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.5425% with Credit Suisse First Boston	Jan. 2019	$ 530	$ 35
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.41% with Credit Suisse First Boston	Sept. 2010	57,000	(2,329)
TOTAL INTEREST RATE SWAPS		57,530	(2,294)
		$ 58,530	$ (3,232)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,559,000 or 1.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $133,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,915,000.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$30,805,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 12,079
UBS Securities LLC	18,726
$ 30,805
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,466,639	$ -	$ 1,443,311	$ 23,328
Other Financial Instruments*	$ (3,467)	$ (5)	$ (2,524)	$ (938)
* Other financial instruments include Futures Contracts, Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,301	$ (804)
Total Realized Gain (Loss)	71	- *
Total Unrealized Gain (Loss)	(10,087)	756
Cost of Purchases	9,218	-
Proceeds of Sales	(3,511)	-
Amortization/Accretion	(1,753)	-
Transfer in/out of Level 3	27,089	(890)
Ending Balance	$ 23,328	$ (938)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(897,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $34,825,000 of which $2,470,000, $14,312,000, $3,550,000 and $14,493,000 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $107,093,000 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $30,805) - See accompanying schedule: Unaffiliated issuers (cost $1,501,847)		$ 1,466,639
Commitment to sell securities on a delayed delivery basis	$ (303,051)
Receivable for securities sold on a delayed delivery basis	302,821	(230)
Receivable for investments sold, regular delivery		23,417
Cash		8
Receivable for swap agreements		4
Receivable for fund shares sold		593
Interest receivable		5,483
Other receivables		114
Unrealized appreciation on swap agreements		35
Total assets		1,496,063

Liabilities
Payable for investments purchased Regular delivery	$ 601
Delayed delivery	460,377
Payable for swap agreements	920
Payable for fund shares redeemed	1,345
Distributions payable	389
Unrealized depreciation on swap agreements	3,267
Accrued management fee	277
Distribution fees payable	50
Payable for daily variation on futures contracts	16
Other affiliated payables	128
Other payables and accrued expenses	116
Total liabilities		467,486

Net Assets		$ 1,028,577
Net Assets consist of:
Paid in capital		$ 1,204,419
Distributions in excess of net investment income		(6,099)
Accumulated undistributed net realized gain (loss) on investments		(131,068)
Net unrealized appreciation (depreciation) on investments		(38,675)
Net Assets		$ 1,028,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,431 ÷ 4,438 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class T: Net Asset Value and redemption price per share ($39,460 ÷ 3,935 shares)	$ 10.03

Maximum offering price per share (100/96.00 of $10.03)	$ 10.45
Class B: Net Asset Value and offering price per share ($25,108 ÷ 2,508 shares)A	$ 10.01

Class C: Net Asset Value and offering price per share ($16,272 ÷ 1,627 shares)A	$ 10.00

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($895,783 ÷ 89,286 shares)	$ 10.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,523 ÷ 752 shares)	$ 10.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 29,298

Expenses
Management fee	$ 1,750
Transfer agent fees	645
Distribution fees	309
Fund wide operations fee	162
Independent trustees' compensation	2
Miscellaneous	5
Total expenses before reductions	2,873
Expense reductions	(1)	2,872
Net investment income		26,426
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,233
Futures contracts	(539)
Swap agreements	(781)
Total net realized gain (loss)		9,913
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,972)
Futures contracts	99
Swap agreements	(1,225)
Delayed delivery commitments	1,326
Total change in net unrealized appreciation (depreciation)		(17,772)
Net gain (loss)		(7,859)
Net increase (decrease) in net assets resulting from operations		$ 18,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 26,426	$ 65,979
Net realized gain (loss)	9,913	(102,798)
Change in net unrealized appreciation (depreciation)	(17,772)	41,977
Net increase (decrease) in net assets resulting from operations	18,567	5,158
Distributions to shareholders from net investment income	(27,059)	(68,876)
Share transactions - net increase (decrease)	(146,241)	(404,510)
Total increase (decrease) in net assets	(154,733)	(468,228)

Net Assets
Beginning of period	1,183,310	1,651,538
End of period (including distributions in excess of net investment income of $6,099 and distributions in excess of net investment income of $5,466, respectively)	$ 1,028,577	$ 1,183,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.226	.467	.521	.404	.408	.365	.282
Net realized and unrealized gain (loss)	(.073)	(.461)	(.401)	(.021)	(.267)	.181	.112
Total from investment operations	.153	.006	.120	.383	.141	.546	.394
Distributions from net investment income	(.233)	(.486)	(.520)	(.403)	(.421)	(.366)	(.274)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.233)	(.486)	(.520)	(.403)	(.481)	(.516)	(.354)
Net asset value, end of period	$ 10.01	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Total Return B, C, D	1.54%	.06%	1.04%	3.56%	1.26%	4.97%	3.56%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of fee waivers, if any	.86% A	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of all reductions	.86% A	.85%	.78%	.74% A	.82%	.86%	.81%
Net investment income	4.54% A	4.52%	4.77%	4.44% A	3.65%	3.24%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 39	$ 54	$ 54	$ 50	$ 55	$ 69
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income E	.227	.470	.519	.399	.400	.353	.270
Net realized and unrealized gain (loss)	(.074)	(.462)	(.403)	(.012)	(.268)	.181	.101
Total from investment operations	.153	.008	.116	.387	.132	.534	.371
Distributions from net investment income	(.233)	(.488)	(.516)	(.397)	(.412)	(.354)	(.261)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.233)	(.488)	(.516)	(.397)	(.472)	(.504)	(.341)
Net asset value, end of period	$ 10.03	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Total Return B, C, D	1.54%	.07%	1.01%	3.59%	1.18%	4.86%	3.34%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of fee waivers, if any	.86% A	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of all reductions	.86% A	.83%	.82%	.81% A	.89%	.96%	.93%
Net investment income	4.54% A	4.53%	4.73%	4.37% A	3.57%	3.14%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 41	$ 68	$ 89	$ 126	$ 131	$ 155
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.194	.400	.443	.336	.323	.278	.197
Net realized and unrealized gain (loss)	(.073)	(.461)	(.401)	(.022)	(.257)	.172	.112
Total from investment operations	.121	(.061)	.042	.314	.066	.450	.309
Distributions from net investment income	(.201)	(.419)	(.442)	(.334)	(.336)	(.280)	(.189)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.201)	(.419)	(.442)	(.334)	(.396)	(.430)	(.269)
Net asset value, end of period	$ 10.01	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Total Return B, C, D	1.21%	(.58)%	.32%	2.91%	.58%	4.08%	2.78%
Ratios to Average Net Assets G
Expenses before reductions	1.51% A	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Net investment income	3.89% A	3.86%	4.05%	3.68% A	2.89%	2.48%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 32	$ 50	$ 74	$ 101	$ 134	$ 182
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income E	.188	.389	.434	.328	.316	.273	.189
Net realized and unrealized gain (loss)	(.072)	(.459)	(.401)	(.021)	(.257)	.172	.112
Total from investment operations	.116	(.070)	.033	.307	.059	.445	.301
Distributions from net investment income	(.196)	(.410)	(.433)	(.327)	(.329)	(.275)	(.181)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.196)	(.410)	(.433)	(.327)	(.389)	(.425)	(.261)
Net asset value, end of period	$ 10.00	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Total Return B, C, D	1.17%	(.68)%	.25%	2.85%	.52%	4.04%	2.71%
Ratios to Average Net Assets G
Expenses before reductions	1.61% A	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of fee waivers, if any	1.61% A	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of all reductions	1.61% A	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Net investment income	3.79% A	3.77%	3.97%	3.61% A	2.82%	2.42%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 15	$ 23	$ 31	$ 41	$ 58	$ 99
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mortgage Securities Fund

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 E

2005 G

2004 G

2003 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income D	.247	.509	.559	.432	.438	.390	.306
Net realized and unrealized gain (loss)	(.074)	(.462)	(.403)	(.023)	(.257)	.183	.102
Total from investment operations	.173	.047	.156	.409	.181	.573	.408
Distributions from net investment income	(.253)	(.527)	(.556)	(.429)	(.451)	(.393)	(.298)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.253)	(.527)	(.556)	(.429)	(.511)	(.543)	(.378)
Net asset value, end of period	$ 10.03	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Total Return B, C	1.74%	.46%	1.38%	3.80%	1.61%	5.21%	3.68%
Ratios to Average Net Assets F
Expenses before reductions	.45% A	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.55%	.62%	.60%
Net investment income	4.94% A	4.91%	5.10%	4.73% A	3.91%	3.48%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 896	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525	$ 1,302
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 E

2005 G

2004 G

2003 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income D	.242	.499	.548	.424	.432	.387	.302
Net realized and unrealized gain (loss)	(.073)	(.461)	(.411)	(.011)	(.266)	.182	.112
Total from investment operations	.169	.038	.137	.413	.166	.569	.414
Distributions from net investment income	(.249)	(.518)	(.547)	(.423)	(.446)	(.389)	(.294)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.249)	(.518)	(.547)	(.423)	(.506)	(.539)	(.374)
Net asset value, end of period	$ 10.00	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Total Return B, C	1.71%	.37%	1.20%	3.85%	1.48%	5.19%	3.75%
Ratios to Average Net Assets F
Expenses before reductions	.53% A	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of fee waivers, if any	.53% A	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of all reductions	.53% A	.54%	.53%	.52% A	.60%	.66%	.63%
Net investment income	4.87% A	4.83%	5.02%	4.66% A	3.87%	3.45%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 7	$ 10	$ 14	$ 16	$ 13	$ 16
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 26,595
Unrealized depreciation	(61,807)
Net unrealized appreciation (depreciation)	$ (35,212)
Cost for federal income tax purposes	$ 1,501,851

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Swap Agreements - continued

losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event

Semiannual Report

3. Operating Policies - continued

Swap Agreements - continued

may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,000 representing 0.0% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $31,179 and $51,239, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 53	$ 4
Class T	0%	.25%	51	1
Class B	.65%	.25%	127	92
Class C	.75%	.25%	78	5
			$ 309	$ 102

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class B*	20
Class C*	2
$ 25

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 53.25
Class T	51.25
Class B	35.25
Class C	19.25
Fidelity Mortgage Securities Fund	479.10
Institutional Class	8.18
	$ 645

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $1.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 988	$ 2,205
Class T	944	2,500
Class B	559	1,654
Class C	305	733
Fidelity Mortgage Securities Fund	24,054	61,360
Institutional Class	209	424
Total	$ 27,059	$ 68,876

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	1,323	1,233	$ 13,269	$ 12,720
Reinvestment of distributions	82	189	825	1,952
Shares redeemed	(853)	(2,645)	(8,577)	(27,288)
Net increase (decrease)	552	(1,223)	$ 5,517	$ (12,616)
Class T
Shares sold	756	652	$ 7,676	$ 6,745
Reinvestment of distributions	88	227	881	2,348
Shares redeemed	(945)	(3,306)	(9,499)	(34,313)
Net increase (decrease)	(101)	(2,427)	$ (942)	$ (25,220)
Class B
Shares sold	114	74	$ 1,147	$ 761
Reinvestment of distributions	47	133	470	1,376
Shares redeemed	(812)	(1,820)	(8,157)	(18,803)
Net increase (decrease)	(651)	(1,613)	$ (6,540)	$ (16,666)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class C
Shares sold	418	130	$ 4,222	$ 1,330
Reinvestment of distributions	24	57	235	589
Shares redeemed	(314)	(838)	(3,153)	(8,656)
Net increase (decrease)	128	(651)	$ 1,304	$ (6,737)
Fidelity Mortgage Securities Fund
Shares sold	6,701	12,801	$ 67,565	$ 131,962
Reinvestment of distributions	2,218	5,511	22,222	57,031
Shares redeemed	(23,384)	(51,088)	(235,660)	(529,926)
Net increase (decrease)	(14,465)	(32,776)	$ (145,873)	$ (340,933)
Institutional Class
Shares sold	391	224	$ 3,934	$ 2,294
Reinvestment of distributions	15	32	149	335
Shares redeemed	(378)	(482)	(3,790)	(4,967)
Net increase (decrease)	28	(226)	$ 293	$ (2,338)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMORI-USAN-0409
1.784899.106

Fidelity
Mortgage Securities
Fund

(A Class of Fidelity® Advisor Mortgage
Securities Fund)

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.86%
Actual		$ 1,000.00	$ 1,015.40	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Class T	.86%
Actual		$ 1,000.00	$ 1,015.40	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Class B	1.51%
Actual		$ 1,000.00	$ 1,012.10	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.61%
Actual		$ 1,000.00	$ 1,011.70	$ 8.03
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,017.40	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,017.10	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	5.6	5.2
4 - 4.99%	6.5	7.7
5 - 5.99%	45.2	44.9
6 - 6.99%	35.3	30.8
7% and over	5.2	4.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2009
6 months ago
Years	3.5	5.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	2.1	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *	As of August 31, 2008 **
Mortgage Securities 115.1%	Mortgage Securities 106.4%
CMOs and Other Mortgage Related Securities 19.7%	CMOs and Other Mortgage Related Securities 20.0%
Asset-Backed Securities 4.8%	Asset-Backed Securities 5.1%
Short-Term Investments and Net Other Assets† (39.6)%	Short-Term Investments and Net Other Assets† (31.5)%

* Foreign investments	0.7%	** Foreign investments	1.3%
* Futures and Swaps	(4.4)%	** Futures and Swaps	(8.8)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 115.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 67.1%
3.575% 1/1/32 (g)	$ 144	$ 144
4.162% 1/1/35 (g)	1,899	1,921
4.303% 3/1/33 (g)	86	87
4.328% 1/1/35 (g)	2,246	2,261
4.34% 1/1/35 (g)	210	213
4.423% 5/1/35 (g)	129	130
4.432% 3/1/35 (g)	303	308
4.456% 7/1/35 (g)	931	926
4.5% 10/1/19 to 9/1/31 (c)	22,840	23,194
4.5% 3/12/39 (b)(c)	12,000	12,032
4.548% 10/1/33 (g)	135	136
4.55% 10/1/35 (g)	1,179	1,195
4.583% 8/1/34 (g)	473	479
4.667% 7/1/35 (g)	173	176
4.7% 2/1/35 (g)	1,001	1,018
4.739% 8/1/35 (g)	741	752
4.742% 12/1/34 (g)	170	172
4.747% 4/1/35 (g)	65	66
4.752% 10/1/35 (g)	2,636	2,674
4.823% 12/1/35 (g)	1,812	1,836
4.846% 4/1/33 (g)	1,653	1,676
4.87% 7/1/35 (g)	1,060	1,087
4.933% 1/1/35 (g)	537	544
4.933% 7/1/35 (g)	45	47
4.987% 7/1/35 (g)	3,088	3,141
5% 9/1/16 to 7/1/38 (c)(e)	90,595	92,538
5% 3/12/39 (b)	9,000	9,156
5.048% 1/1/37 (g)	1,270	1,297
5.095% 7/1/34 (g)	357	359
5.141% 5/1/35 (g)	124	126
5.16% 10/1/18 (g)	77	78
5.174% 8/1/34 (g)	1,053	1,071
5.198% 3/1/35 (g)	110	110
5.265% 12/1/36 (g)	543	555
5.307% 7/1/35 (g)	760	786
5.328% 6/1/36 (g)	1,818	1,886
5.336% 7/1/35 (g)	436	446
5.342% 2/1/37 (g)	561	575
5.481% 6/1/32 (g)	341	343
5.5% 6/1/11 to 5/1/38 (c)	97,371	100,354
5.5% 3/17/24 (b)	2,000	2,073
5.5% 3/17/24 (b)	2,000	2,073
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/17/24 (b)	$ 6,800	$ 7,050
5.5% 3/12/39 (b)	20,000	20,489
5.5% 3/12/39 (b)	7,000	7,171
5.5% 3/12/39 (b)(c)	50,500	51,734
5.5% 3/12/39 (b)(c)	14,500	14,854
5.573% 10/1/36 (g)	285	296
5.658% 6/1/36 (g)	1,414	1,463
5.77% 3/1/36 (g)	3,223	3,341
5.798% 1/1/36 (g)	563	586
5.806% 11/1/36 (g)	886	906
5.819% 9/1/36 (g)	873	888
5.823% 7/1/36 (g)	609	634
5.845% 3/1/36 (g)	1,849	1,926
5.851% 3/1/36 (g)	1,492	1,545
5.952% 4/1/36 (g)	398	413
5.952% 9/1/36 (g)	781	813
5.954% 5/1/36 (g)	565	587
6% 3/1/09 to 11/1/37 (c)	109,977	114,484
6% 9/1/36 (g)	663	691
6% 3/12/39 (b)(c)	18,000	18,594
6% 3/12/39 (b)(c)	62,000	64,046
6.008% 4/1/36 (g)	6,024	6,258
6.091% 9/1/36 (g)	640	667
6.118% 4/1/36 (g)	869	904
6.192% 2/1/35 (g)	104	106
6.198% 5/1/37 (g)	83	87
6.226% 5/1/36 (g)	1,844	1,920
6.241% 6/1/36 (g)	3,144	3,275
6.243% 6/1/36 (g)	137	139
6.245% 8/1/46 (g)	320	334
6.346% 5/1/36 (g)	1,315	1,371
6.433% 4/1/37 (g)	964	1,006
6.499% 12/1/36 (g)	204	212
6.5% 5/1/12 to 9/1/47 (c)	58,235	61,262
6.5% 3/12/39 (b)	1,000	1,045
6.555% 12/1/36 (g)	285	298
6.784% 9/1/37 (g)	1,489	1,554
6.862% 9/1/37 (g)	676	705
6.946% 9/1/37 (g)	536	559
7% 12/1/15 to 7/1/37	9,014	9,597
7.075% 9/1/37 (g)	720	752
7.5% 8/1/22 to 5/1/37	13,539	14,380
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
8% 12/1/29 to 3/1/37	$ 176	$ 186
8.5% 1/1/16 to 7/1/31	218	236
9% 2/1/13 to 10/1/30	536	583
9.5% 11/1/09 to 8/1/22	80	88
11% 8/1/10	9	9
12.25% 5/1/15	14	16
12.5% 8/1/15 to 3/1/16	17	20
12.75% 2/1/15	4	4
13.5% 9/1/14	3	4
		690,129
Freddie Mac - 36.0%
3.456% 2/1/34 (g)	166	166
3.741% 5/1/34 (g)	31	32
4.275% 6/1/35 (g)	283	287
4.315% 12/1/34 (g)	229	233
4.329% 11/1/31 (g)	62	62
4.407% 3/1/35 (g)	286	290
4.471% 3/1/35 (g)	256	259
4.546% 3/1/34 (g)	2,392	2,422
4.569% 12/1/33 (g)	1,036	1,044
4.58% 6/1/33 (g)	2,020	2,062
4.709% 11/1/35 (g)	935	947
4.789% 2/1/36 (g)	254	260
4.801% 3/1/35 (g)	499	504
5% 6/1/18 to 6/1/38 (c)	35,899	36,599
5% 3/12/39 (b)	2,000	2,032
5% 3/12/39 (b)	5,000	5,079
5.023% 4/1/35 (g)	140	144
5.158% 10/1/33 (g)	1,647	1,674
5.288% 3/1/35 (g)	174	175
5.443% 4/1/37 (g)	365	374
5.5% 6/1/09 to 1/1/38	42,700	43,987
5.5% 3/12/39 (b)	18,000	18,436
5.5% 3/12/39 (b)(c)	18,000	18,436
5.5% 3/12/39 (b)(c)	18,000	18,436
5.5% 3/12/39 (b)(c)	23,000	23,557
5.5% 4/13/39 (b)	23,000	23,495
5.5% 4/13/39 (b)	18,000	18,388
5.5% 4/13/39 (b)	18,000	18,387
5.548% 1/1/37 (g)	1,842	1,886
5.694% 10/1/35 (g)	246	257
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.757% 3/1/37 (g)	$ 1,966	$ 1,994
5.78% 4/1/37 (g)	1,896	1,944
5.812% 6/1/37 (g)	1,532	1,588
5.834% 5/1/37 (g)	585	599
5.948% 4/1/36 (g)	1,277	1,322
6% 4/1/14 to 7/1/37	38,372	40,064
6% 3/1/39 (b)	8,500	8,799
6.006% 6/1/36 (g)	576	598
6.098% 4/1/37 (g)	596	621
6.139% 10/1/36 (g)	130	136
6.142% 12/1/36 (g)	877	912
6.169% 7/1/36 (g)	3,267	3,392
6.181% 5/1/36 (g)	545	565
6.228% 3/1/36 (g)	2,926	3,049
6.303% 7/1/36 (g)	587	609
6.362% 10/1/36 (g)	3,289	3,425
6.416% 12/1/36 (g)	1,587	1,654
6.418% 6/1/37 (g)	167	174
6.5% 4/1/11 to 8/1/47	26,126	27,474
6.581% 12/1/36 (g)	3,755	3,918
6.594% 1/1/37 (g)	1,853	1,934
6.619% 6/1/37 (g)	187	195
6.625% 7/1/36 (g)	2,758	2,878
6.644% 6/1/36 (g)	389	406
6.65% 8/1/37 (g)	1,169	1,217
6.837% 10/1/36 (g)	2,346	2,447
7% 6/1/21 to 9/1/36	6,264	6,648
7.128% 2/1/37 (g)	256	267
7.5% 11/1/10 to 4/1/37	10,442	11,061
7.524% 4/1/37 (g)	122	127
8% 11/1/16 to 1/1/37	245	258
8.5% 7/1/09 to 9/1/20	25	27
9% 7/1/13 to 5/1/21	206	222
10% 6/1/09 to 5/1/19	40	43
10.5% 8/1/10 to 2/1/16	3	3
12.5% 10/1/12 to 12/1/14	27	29
13% 12/1/13 to 6/1/15	60	68
		370,577
Government National Mortgage Association - 12.0%
4.5% 3/18/39 (b)	12,000	12,045
5% 1/20/33 to 2/20/39	9,988	10,205
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 3/18/39 (b)	$ 13,000	$ 13,331
5.5% 3/18/39 (b)	1,000	1,027
5.5% 3/18/39 (b)	18,000	18,458
5.5% 3/18/39 (b)	300	308
5.5% 3/18/39 (b)	14,000	14,379
5.5% 3/18/39 (b)	4,000	4,102
5.5% 3/18/39 (b)	3,000	3,076
6% 1/15/36	7,770	8,075
6% 3/18/39 (b)	10,000	10,327
6% 3/18/39 (b)	14,000	14,457
6.5% 5/15/28 to 7/15/36	7,158	7,526
7% 2/15/24 to 7/15/32	3,335	3,542
7.5% 9/15/16 to 4/15/32	1,142	1,202
8% 6/15/21 to 12/15/25	451	480
8.5% 8/15/16 to 10/15/28	638	691
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	56	64
13.5% 7/15/11	2	2
		123,299
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,164,697)		1,184,005
Asset-Backed Securities - 4.8%

Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.5238% 10/25/36 (g)	158	153
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R10 Class A2B, 0.6938% 12/25/35 (g)	522	358
Argent Securities, Inc. Series 2006-M2 Class A2A, 0.5238% 9/25/36 (g)	197	195
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 2.1238% 9/25/35 (g)	335	1
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (g)	600	273
Series 2006-HE1 Class 1A2, 0.6938% 12/25/35 (g)	3,574	2,853
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (g)	565	432
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (g)	306	263
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	485
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 0.5238% 8/26/36 (g)	13	13
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust: - continued
Series 2006-NC2 Class A2A, 0.5138% 9/25/36 (g)	$ 51	$ 50
Series 2006-WF2 Class A2B, 5.735% 5/25/36	255	250
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.5938% 1/25/37 (g)	49	46
Series 2007-11 Class 2A1, 0.5338% 6/25/47 (g)	4,178	3,708
Series 2007-4 Class A1A, 0.5938% 9/25/37 (g)	3,346	3,020
Series 2007-5 Class 2A1, 0.5738% 4/25/29 (g)	2,080	1,800
Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (g)	629	536
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.5838% 4/25/36 (g)	354	324
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	356
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	175
Fremont Home Loan Trust Series 2006-3 Class 2A1, 0.5438% 2/25/37 (g)	12	11
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(g)	160	13
Series 2004-AR2 Class B1, 2.3738% 8/25/34 (g)	796	35
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 0.4594% 3/25/36 (g)	25	24
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (a)(g)	2,325	1,186
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.5238% 3/25/37 (g)	42	36
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	25	25
Class A1B, 0.5738% 7/25/36 (g)	199	196
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,820	4,112
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 1.0238% 6/25/35 (g)	1,785	1,005
Series 2006-2 Class 2A2, 0.6038% 3/25/36 (g)	134	131
Series 2006-8 Class 2A1, 0.5138% 9/25/36 (g)	196	185
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.5438% 7/25/37 (g)	402	369
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 0.8538% 8/25/35 (g)	6,101	5,086
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (g)	619	585
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (g)	70	57
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (g)	70	47
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (g)	43	34
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.5738% 4/25/37 (g)	$ 898	$ 682
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (g)	97	90
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	4,205	570
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	6,370	1,041
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	4,540	717
Newcastle CDO VIII Series 2006-8A Class 4, 0.9894% 11/1/52 (a)(g)	5,000	600
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	162	141
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.5438% 1/25/37 (g)	130	120
Ocala Funding LLC Series 2006-1A Class A, 1.87% 3/20/11 (a)(g)	2,100	840
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (g)	242	215
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (g)	283	254
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 0.5338% 9/25/37 (g)	417	395
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 0.5438% 9/25/36 (g)	448	428
RAMP Trust Series 2006-RS4 Class A2, 0.5838% 7/25/36 (g)	4,169	3,709
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	401	361
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (g)	302	265
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.1938% 1/25/36 (g)	500	13
Series 2006-FR4 Class A2A, 0.5538% 8/25/36 (g)	351	218
Series 2007-NC1 Class A2A, 0.5238% 12/25/36 (g)	234	185
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	50	50
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.9038% 5/25/35 (g)	1,995	632
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (g)	2,307	1,885
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (g)	5,286	4,005
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp.: - continued
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	$ 912	$ 0*
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0*
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 0.5738% 7/25/36 (g)	824	745
Series 2007-2 Class A1, 0.5638% 4/25/37 (g)	3,683	3,038
TOTAL ASSET-BACKED SECURITIES (Cost $76,470)		49,627
Collateralized Mortgage Obligations - 17.6%

Private Sponsor - 4.0%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (g)	6,360	2,862
Arkle Master Issuer PLC floater Series 2006-1A Class 3C, 1.6275% 2/17/52 (a)(g)	910	683
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2918% 11/25/33 (g)	501	406
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (g)	1,697	1,321
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (g)	339	276
Class 2A2, 5.1951% 2/25/34 (g)	1,464	1,194
Series 2004-D Class 2A1, 3.6163% 5/25/34 (g)	200	154
Series 2004-J Class 2A1, 4.7597% 11/25/34 (g)	874	680
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (g)	196	141
Class 2A2, 4.8028% 9/25/35 (g)	1,877	605
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 5.7236% 11/25/36 (g)	202	116
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 0.8738% 3/25/35 (g)	69	29
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.3796% 1/28/32 (a)(g)	229	110
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (g)	2,047	1,575
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 1.6125% 10/18/54 (a)(g)	770	385
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (a)(g)	1,675	783
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (a)(g)	2,520	1,091
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.02% 12/20/54 (g)	$ 700	$ 49
Series 2006-2 Class C1, 0.94% 12/20/54 (g)	155	16
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (g)	940	94
Class 2C1, 0.9% 12/20/54 (g)	500	50
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (g)	1,355	136
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.5925% 1/20/44 (g)	661	231
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (g)	897	617
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (a)(g)	490	343
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.7138% 4/25/36 (g)	2,570	1,022
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6838% 5/25/47 (g)	1,000	483
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	2,773	2,325
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (g)	4,062	1,706
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.955% 6/15/22 (a)(g)	4,998	3,074
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2286% 8/25/34 (g)	2,947	2,254
Series 2006-A6 Class A4, 5.3897% 10/25/33 (g)	2,506	2,042
Permanent Financing No. 4 PLC Class 3C, 2.9894% 6/10/42 (g)	1,405	1,401
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (g)	610	413
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	715	632
Series 2004-SL2 Class A1, 6.5% 10/25/16	82	71
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (g)	1,597	1,297
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4533% 4/25/33 (g)	1,527	1,238
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,114	954
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (g)	395	391
Series 2005-AR16 Class 1A3, 5.102% 12/25/35 (g)	2,065	1,173
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5429% 11/25/34 (g)	$ 1,495	$ 1,193
Class A9, 4.5429% 11/25/34 (g)	3,490	2,195
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (g)	907	693
Series 2005-AR2 Class 1A2, 4.6413% 3/25/35 (g)	657	267
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (g)	311	239
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (g)	3,448	2,466
TOTAL PRIVATE SPONSOR		41,476
U.S. Government Agency - 13.6%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,448	3,584
Class PZ, 6% 2/25/24	2,687	2,731
Series 1999-15 Class PC, 6% 9/25/18	654	658
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,141
Series 1993-165 Class SH, 18.3855% 9/25/23 (g)(j)	156	177
Series 1999-17 Class PG, 6% 4/25/29	5,442	5,677
Series 2003-22 Class IO, 6% 4/25/33 (h)	4,081	400
Series 2003-26 Class KI, 5% 12/25/15 (h)	1,554	50
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	1,859	138
Series 2006-48 Class LF, 0% 8/25/34 (g)(j)	14	14
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	3,691	3,237
Series 339 Class 29, 5.5% 7/1/18 (h)	1,799	139
Series 348 Class 14, 6.5% 8/1/34 (h)	864	119
Series 351:
Class 12, 5.5% 4/1/34 (h)	650	65
Class 13, 6% 3/1/34 (h)	828	98
Series 359, Class 19 6% 7/1/35 (h)	838	97
Series 384 Class 6, 5% 7/25/37 (h)	4,427	490
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.8738% 4/25/37 (g)	3,035	2,969
Series 2007-57 Class FA, 0.7038% 6/25/37 (g)	7,484	7,310
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,902	4,068
Series 2001-52 Class YZ, 6.5% 10/25/31	211	221
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,223
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2001-72 Class NZ, 6% 12/25/31	$ 1,196	$ 1,238
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,801
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,105
Series 2005-73 Class SA, 16.3183% 8/25/35 (g)	912	976
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	4,621	4,790
Series 2001-31 Class ZC, 6.5% 7/25/31	1,615	1,695
Series 2002-16 Class ZD, 6.5% 4/25/32	710	741
Series 2002-79 Class Z, 5.5% 11/25/22	2,208	2,246
Series 2003-80 Class CG, 6% 4/25/30	595	620
Series 2005-41 Class LA, 5.5% 5/25/35	3,179	3,281
Series 1999-33 Class PK, 6% 7/25/29	2,596	2,702
Series 2001-63 Class PG, 6% 12/25/31	1,943	2,017
Series 2001-74 Class QE, 6% 12/25/31	1,846	1,916
Series 2003-21 Class SK, 7.6263% 3/25/33 (g)(h)(j)	819	94
Series 2003-3 Class HS, 7.1763% 9/25/16 (g)(h)(j)	49	1
Series 2003-35:
Class BS, 6.5263% 4/25/17 (g)(h)(j)	547	19
Class TQ, 7.0263% 5/25/18 (g)(h)	719	63
Series 2003-42:
Class HS, 6.6263% 12/25/17 (g)(h)(j)	6,606	475
Class SJ, 6.5763% 11/25/22 (g)(h)	923	75
Series 2003-48 Class HI, 5% 11/25/17 (h)	2,691	198
Series 2004-54 Class SW, 5.5263% 6/25/33 (g)(h)(j)	3,711	226
Series 2006-4 Class IT, 6% 10/25/35 (h)	421	35
Series 2007-36:
Class GO, 4/25/37 (i)	486	380
Class SG, 6.1263% 4/25/37 (g)(h)(j)	6,302	544
Series 2007-57 Class SA, 37.7775% 6/25/37 (g)(j)	4,712	6,318
Series 2007-66:
Class FB, 0.8738% 7/25/37 (g)	1,995	1,960
Class SA, 36.7575% 7/25/37 (g)(j)	3,111	3,929
Class SB, 36.7575% 7/25/37 (g)(j)	937	1,264
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	186	183
Class GY, 0% 5/15/37 (g)	216	210
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (e)	$ 4,890	$ 5,074
Series 2104 Class PG, 6% 12/15/28	1,457	1,511
Series 2162 Class PH, 6% 6/15/29	332	346
Series 70 Class C, 9% 9/15/20	98	106
sequential payer Series 2114 Class ZM, 6% 1/15/29	704	734
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,687	1,754
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (g)	500	425
Series 3129 Class MF, 0% 7/15/34 (g)	352	340
Series 3222 Class HF, 0% 9/15/36 (g)	531	485
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,907	1,988
Series 2131 Class BG, 6% 3/15/29	7,676	7,973
Series 2137 Class PG, 6% 3/15/29	1,845	1,913
Series 2154 Class PT, 6% 5/15/29	2,883	3,004
Series 2435 Class VG, 6% 2/15/13	655	675
Series 2488 Class PR, 6% 8/15/32	1,018	1,058
Series 2520 Class BE, 6% 11/15/32	1,970	2,050
Series 2585 Class KS, 7.145% 3/15/23 (g)(h)(j)	471	33
Series 2590 Class YR, 5.5% 9/15/32 (h)	135	18
Series 2802 Class OB, 6% 5/15/34 (d)(e)	3,375	3,458
Series 2810 Class PD, 6% 6/15/33	2,540	2,649
Series 3077 Class TO, 4/15/35 (i)	3,993	3,168
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,186	2,279
Series 2274 Class ZM, 6.5% 1/15/31	755	794
Series 2281 Class ZB, 6% 3/15/30	912	952
Series 2388 Class ZA, 6% 12/15/31	4,725	4,901
Series 2417 Class KZ, 6% 2/15/32	1,017	1,056
Series 2502 Class ZC, 6% 9/15/32	1,696	1,759
Series 2504 Class Z, 6% 9/15/32	1,469	1,528
Series 2564 Class ES, 7.145% 2/15/22 (g)(h)(j)	757	49
Series 2575 Class ID, 5.5% 8/15/22 (h)	127	11
Series 2750 Class ZT, 5% 2/15/34	2,785	2,645
Series 2817 Class SD, 6.595% 7/15/30 (g)(h)(j)	1,383	89
Series 3097 Class IA, 5.5% 3/15/33 (h)	3,677	308
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 1658 Class GZ, 7% 1/15/24	$ 2,111	$ 2,183
Series 2587 Class IM, 6.5% 3/15/33 (h)	1,373	176
Series 2844:
Class SC, 43.8425% 8/15/24 (g)(j)	97	135
Class SD, 80.535% 8/15/24 (g)(j)	141	300
Series 2957 Class SW, 5.545% 4/15/35 (g)(h)	5,713	302
Series 3002 Class SN, 6.045% 7/15/35 (g)(h)(j)	5,727	415
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,847	1,921
Series 2003-11 Class S, 6.095% 2/16/33 (g)(h)(j)	4,467	337
Series 2004-32 Class GS, 6.5% 5/16/34 (g)(h)(j)	1,293	102
TOTAL U.S. GOVERNMENT AGENCY		139,712
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $201,079)		181,188
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4181% 2/14/43 (g)	8,300	6,980
Class PS1, 1.5863% 2/14/43 (g)(h)	15,229	540
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (a)(g)	256	79
Class B2, 1.8238% 10/25/36 (a)(g)	167	49
Class B3, 3.0738% 10/25/36 (a)(g)	300	67
Class M4, 0.9038% 10/25/36 (a)(g)	256	111
Class M5, 0.9538% 10/25/36 (a)(g)	326	130
Class M6, 1.0338% 10/25/36 (a)(g)	632	237
Series 2006-4A:
Class B1, 1.1738% 12/25/36 (a)(g)	100	20
Class B2, 1.7238% 12/25/36 (a)(g)	96	44
Class B3, 2.9238% 12/25/36 (a)(g)	178	78
Series 2007-1:
Class B1, 1.1438% 3/25/37 (a)(g)	148	52
Class B2, 1.6238% 3/25/37 (a)(g)	108	34
Class B3, 3.8238% 3/25/37 (a)(g)	308	90
Class M1, 0.7438% 3/25/37 (a)(g)	124	67
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M2, 0.7638% 3/25/37 (a)(g)	$ 96	$ 50
Class M3, 0.7938% 3/25/37 (a)(g)	84	42
Class M4, 0.8438% 3/25/37 (a)(g)	64	31
Class M5, 0.8938% 3/25/37 (a)(g)	104	47
Class M6, 0.9738% 3/25/37 (a)(g)	148	59
Series 2007-2A:
Class B1, 2.0738% 7/25/37 (a)(g)	115	37
Class B2, 2.7238% 7/25/37 (a)(g)	98	30
Class B3, 3.8238% 7/25/37 (a)(g)	111	33
Class M4, 1.1238% 7/25/37 (a)(g)	142	59
Class M5, 1.2238% 7/25/37 (a)(g)	129	51
Class M6, 1.4738% 7/25/37 (a)(g)	160	59
Series 2007-3:
Class B1, 1.4238% 7/25/37 (a)(g)	100	48
Class B2, 2.0738% 7/25/37 (a)(g)	263	125
Class B3, 4.4738% 7/25/37 (a)(g)	136	62
Class M1, 0.7838% 7/25/37 (a)(g)	89	52
Class M2, 0.8138% 7/25/37 (a)(g)	93	52
Class M3, 0.8438% 7/25/37 (a)(g)	150	79
Class M4, 0.9738% 7/25/37 (a)(g)	239	125
Class M5, 1.0738% 7/25/37 (a)(g)	120	61
Class M6, 1.2738% 7/25/37 (a)(g)	93	47
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (a)(g)	136	43
Class B2, 3.9238% 9/25/37 (a)(g)	504	148
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.908% 5/15/35 (a)(g)(h)	26,920	1,063
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,072
Class F, 7.734% 1/15/32	600	575
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A1, 5.269% 1/15/49	564	550
Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	652	638
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 1.9613% 7/15/19 (a)(g)	175	35
Class SHDC, 1.4613% 7/15/19 (a)(g)	84	21
Series 2006-TFL2 Class SHDD, 1.8113% 7/15/19 (a)(g)	47	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	$ 684	$ 668
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 0.765% 3/6/20 (a)(g)	780	499
Class D, 0.815% 3/6/20 (a)(g)	235	150
Class F, 0.925% 3/6/20 (a)(g)	195	119
Class G, 0.965% 3/6/20 (a)(g)	95	57
Class H, 1.095% 3/6/20 (a)(g)	160	96
Class J, 1.295% 3/6/20 (a)(g)	230	131
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,110	883
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDP10 Class A1, 5.122% 1/15/49	633	614
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	402	393
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	568	555
Series 2007-C2 Class A1, 5.226% 2/15/40	514	502
Series 2004-C2 Class XCP, 0.8376% 3/15/36 (a)(g)(h)	62,797	1,229
Series 2007-C1 Class XCP, 0.4751% 2/15/40 (g)(h)	14,259	227
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A1, 4.275% 12/12/11	479	460
Series 2007-6 Class A1, 5.175% 3/12/51	564	549
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,796)		21,014
Cash Equivalents - 3.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $30,805)	$ 30,806	$ 30,805
TOTAL INVESTMENT PORTFOLIO - 142.6% (Cost $1,501,847)		1,466,639
NET OTHER ASSETS - (42.6)%		(438,062)
NET ASSETS - 100%		$ 1,028,577
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
48 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2009	$ 10,397	$ (5)

The face value of futures sold as a percentage of net assets - 1%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (f)

	August 2035	$ 1,000	$ (938)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.5425% with Credit Suisse First Boston	Jan. 2019	$ 530	$ 35
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.41% with Credit Suisse First Boston	Sept. 2010	57,000	(2,329)
TOTAL INTEREST RATE SWAPS		57,530	(2,294)
		$ 58,530	$ (3,232)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,559,000 or 1.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $133,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,915,000.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$30,805,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 12,079
UBS Securities LLC	18,726
$ 30,805
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,466,639	$ -	$ 1,443,311	$ 23,328
Other Financial Instruments*	$ (3,467)	$ (5)	$ (2,524)	$ (938)
* Other financial instruments include Futures Contracts, Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,301	$ (804)
Total Realized Gain (Loss)	71	- *
Total Unrealized Gain (Loss)	(10,087)	756
Cost of Purchases	9,218	-
Proceeds of Sales	(3,511)	-
Amortization/Accretion	(1,753)	-
Transfer in/out of Level 3	27,089	(890)
Ending Balance	$ 23,328	$ (938)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(897,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $34,825,000 of which $2,470,000, $14,312,000, $3,550,000 and $14,493,000 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $107,093,000 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $30,805) - See accompanying schedule: Unaffiliated issuers (cost $1,501,847)		$ 1,466,639
Commitment to sell securities on a delayed delivery basis	$ (303,051)
Receivable for securities sold on a delayed delivery basis	302,821	(230)
Receivable for investments sold, regular delivery		23,417
Cash		8
Receivable for swap agreements		4
Receivable for fund shares sold		593
Interest receivable		5,483
Other receivables		114
Unrealized appreciation on swap agreements		35
Total assets		1,496,063

Liabilities
Payable for investments purchased Regular delivery	$ 601
Delayed delivery	460,377
Payable for swap agreements	920
Payable for fund shares redeemed	1,345
Distributions payable	389
Unrealized depreciation on swap agreements	3,267
Accrued management fee	277
Distribution fees payable	50
Payable for daily variation on futures contracts	16
Other affiliated payables	128
Other payables and accrued expenses	116
Total liabilities		467,486

Net Assets		$ 1,028,577
Net Assets consist of:
Paid in capital		$ 1,204,419
Distributions in excess of net investment income		(6,099)
Accumulated undistributed net realized gain (loss) on investments		(131,068)
Net unrealized appreciation (depreciation) on investments		(38,675)
Net Assets		$ 1,028,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,431 ÷ 4,438 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class T: Net Asset Value and redemption price per share ($39,460 ÷ 3,935 shares)	$ 10.03

Maximum offering price per share (100/96.00 of $10.03)	$ 10.45
Class B: Net Asset Value and offering price per share ($25,108 ÷ 2,508 shares)A	$ 10.01

Class C: Net Asset Value and offering price per share ($16,272 ÷ 1,627 shares)A	$ 10.00

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($895,783 ÷ 89,286 shares)	$ 10.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,523 ÷ 752 shares)	$ 10.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 29,298

Expenses
Management fee	$ 1,750
Transfer agent fees	645
Distribution fees	309
Fund wide operations fee	162
Independent trustees' compensation	2
Miscellaneous	5
Total expenses before reductions	2,873
Expense reductions	(1)	2,872
Net investment income		26,426
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,233
Futures contracts	(539)
Swap agreements	(781)
Total net realized gain (loss)		9,913
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,972)
Futures contracts	99
Swap agreements	(1,225)
Delayed delivery commitments	1,326
Total change in net unrealized appreciation (depreciation)		(17,772)
Net gain (loss)		(7,859)
Net increase (decrease) in net assets resulting from operations		$ 18,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 26,426	$ 65,979
Net realized gain (loss)	9,913	(102,798)
Change in net unrealized appreciation (depreciation)	(17,772)	41,977
Net increase (decrease) in net assets resulting from operations	18,567	5,158
Distributions to shareholders from net investment income	(27,059)	(68,876)
Share transactions - net increase (decrease)	(146,241)	(404,510)
Total increase (decrease) in net assets	(154,733)	(468,228)

Net Assets
Beginning of period	1,183,310	1,651,538
End of period (including distributions in excess of net investment income of $6,099 and distributions in excess of net investment income of $5,466, respectively)	$ 1,028,577	$ 1,183,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.226	.467	.521	.404	.408	.365	.282
Net realized and unrealized gain (loss)	(.073)	(.461)	(.401)	(.021)	(.267)	.181	.112
Total from investment operations	.153	.006	.120	.383	.141	.546	.394
Distributions from net investment income	(.233)	(.486)	(.520)	(.403)	(.421)	(.366)	(.274)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.233)	(.486)	(.520)	(.403)	(.481)	(.516)	(.354)
Net asset value, end of period	$ 10.01	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Total Return B, C, D	1.54%	.06%	1.04%	3.56%	1.26%	4.97%	3.56%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of fee waivers, if any	.86% A	.85%	.79%	.74% A	.82%	.86%	.81%
Expenses net of all reductions	.86% A	.85%	.78%	.74% A	.82%	.86%	.81%
Net investment income	4.54% A	4.52%	4.77%	4.44% A	3.65%	3.24%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 39	$ 54	$ 54	$ 50	$ 55	$ 69
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income E	.227	.470	.519	.399	.400	.353	.270
Net realized and unrealized gain (loss)	(.074)	(.462)	(.403)	(.012)	(.268)	.181	.101
Total from investment operations	.153	.008	.116	.387	.132	.534	.371
Distributions from net investment income	(.233)	(.488)	(.516)	(.397)	(.412)	(.354)	(.261)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.233)	(.488)	(.516)	(.397)	(.472)	(.504)	(.341)
Net asset value, end of period	$ 10.03	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Total Return B, C, D	1.54%	.07%	1.01%	3.59%	1.18%	4.86%	3.34%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of fee waivers, if any	.86% A	.83%	.82%	.81% A	.89%	.96%	.93%
Expenses net of all reductions	.86% A	.83%	.82%	.81% A	.89%	.96%	.93%
Net investment income	4.54% A	4.53%	4.73%	4.37% A	3.57%	3.14%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 41	$ 68	$ 89	$ 126	$ 131	$ 155
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26
Income from Investment Operations
Net investment income E	.194	.400	.443	.336	.323	.278	.197
Net realized and unrealized gain (loss)	(.073)	(.461)	(.401)	(.022)	(.257)	.172	.112
Total from investment operations	.121	(.061)	.042	.314	.066	.450	.309
Distributions from net investment income	(.201)	(.419)	(.442)	(.334)	(.336)	(.280)	(.189)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.201)	(.419)	(.442)	(.334)	(.396)	(.430)	(.269)
Net asset value, end of period	$ 10.01	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Total Return B, C, D	1.21%	(.58)%	.32%	2.91%	.58%	4.08%	2.78%
Ratios to Average Net Assets G
Expenses before reductions	1.51% A	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50% A	1.58%	1.63%	1.57%
Net investment income	3.89% A	3.86%	4.05%	3.68% A	2.89%	2.48%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 32	$ 50	$ 74	$ 101	$ 134	$ 182
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 F

2005 H

2004 H

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income E	.188	.389	.434	.328	.316	.273	.189
Net realized and unrealized gain (loss)	(.072)	(.459)	(.401)	(.021)	(.257)	.172	.112
Total from investment operations	.116	(.070)	.033	.307	.059	.445	.301
Distributions from net investment income	(.196)	(.410)	(.433)	(.327)	(.329)	(.275)	(.181)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.196)	(.410)	(.433)	(.327)	(.389)	(.425)	(.261)
Net asset value, end of period	$ 10.00	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Total Return B, C, D	1.17%	(.68)%	.25%	2.85%	.52%	4.04%	2.71%
Ratios to Average Net Assets G
Expenses before reductions	1.61% A	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of fee waivers, if any	1.61% A	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Expenses net of all reductions	1.61% A	1.60%	1.58%	1.57% A	1.64%	1.68%	1.64%
Net investment income	3.79% A	3.77%	3.97%	3.61% A	2.82%	2.42%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 15	$ 23	$ 31	$ 41	$ 58	$ 99
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Mortgage Securities Fund

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 E

2005 G

2004 G

2003 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28
Income from Investment Operations
Net investment income D	.247	.509	.559	.432	.438	.390	.306
Net realized and unrealized gain (loss)	(.074)	(.462)	(.403)	(.023)	(.257)	.183	.102
Total from investment operations	.173	.047	.156	.409	.181	.573	.408
Distributions from net investment income	(.253)	(.527)	(.556)	(.429)	(.451)	(.393)	(.298)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.253)	(.527)	(.556)	(.429)	(.511)	(.543)	(.378)
Net asset value, end of period	$ 10.03	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Total Return B, C	1.74%	.46%	1.38%	3.80%	1.61%	5.21%	3.68%
Ratios to Average Net Assets F
Expenses before reductions	.45% A	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A	.55%	.62%	.60%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.55%	.62%	.60%
Net investment income	4.94% A	4.91%	5.10%	4.73% A	3.91%	3.48%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 896	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525	$ 1,302
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 E

2005 G

2004 G

2003 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25
Income from Investment Operations
Net investment income D	.242	.499	.548	.424	.432	.387	.302
Net realized and unrealized gain (loss)	(.073)	(.461)	(.411)	(.011)	(.266)	.182	.112
Total from investment operations	.169	.038	.137	.413	.166	.569	.414
Distributions from net investment income	(.249)	(.518)	(.547)	(.423)	(.446)	(.389)	(.294)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)	(.080)
Total distributions	(.249)	(.518)	(.547)	(.423)	(.506)	(.539)	(.374)
Net asset value, end of period	$ 10.00	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Total Return B, C	1.71%	.37%	1.20%	3.85%	1.48%	5.19%	3.75%
Ratios to Average Net Assets F
Expenses before reductions	.53% A	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of fee waivers, if any	.53% A	.54%	.53%	.52% A	.60%	.66%	.63%
Expenses net of all reductions	.53% A	.54%	.53%	.52% A	.60%	.66%	.63%
Net investment income	4.87% A	4.83%	5.02%	4.66% A	3.87%	3.45%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 7	$ 10	$ 14	$ 16	$ 13	$ 16
Portfolio turnover rate	473% A	397%	409%	232% A	183%	204%	356%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period ended October 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 26,595
Unrealized depreciation	(61,807)
Net unrealized appreciation (depreciation)	$ (35,212)
Cost for federal income tax purposes	$ 1,501,851

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Swap Agreements - continued

losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event

Semiannual Report

3. Operating Policies - continued

Swap Agreements - continued

may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,000 representing 0.0% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $31,179 and $51,239, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 53	$ 4
Class T	0%	.25%	51	1
Class B	.65%	.25%	127	92
Class C	.75%	.25%	78	5
			$ 309	$ 102

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class B*	20
Class C*	2
$ 25

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 53.25
Class T	51.25
Class B	35.25
Class C	19.25
Fidelity Mortgage Securities Fund	479.10
Institutional Class	8.18
	$ 645

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $1.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 988	$ 2,205
Class T	944	2,500
Class B	559	1,654
Class C	305	733
Fidelity Mortgage Securities Fund	24,054	61,360
Institutional Class	209	424
Total	$ 27,059	$ 68,876

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	1,323	1,233	$ 13,269	$ 12,720
Reinvestment of distributions	82	189	825	1,952
Shares redeemed	(853)	(2,645)	(8,577)	(27,288)
Net increase (decrease)	552	(1,223)	$ 5,517	$ (12,616)
Class T
Shares sold	756	652	$ 7,676	$ 6,745
Reinvestment of distributions	88	227	881	2,348
Shares redeemed	(945)	(3,306)	(9,499)	(34,313)
Net increase (decrease)	(101)	(2,427)	$ (942)	$ (25,220)
Class B
Shares sold	114	74	$ 1,147	$ 761
Reinvestment of distributions	47	133	470	1,376
Shares redeemed	(812)	(1,820)	(8,157)	(18,803)
Net increase (decrease)	(651)	(1,613)	$ (6,540)	$ (16,666)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class C
Shares sold	418	130	$ 4,222	$ 1,330
Reinvestment of distributions	24	57	235	589
Shares redeemed	(314)	(838)	(3,153)	(8,656)
Net increase (decrease)	128	(651)	$ 1,304	$ (6,737)
Fidelity Mortgage Securities Fund
Shares sold	6,701	12,801	$ 67,565	$ 131,962
Reinvestment of distributions	2,218	5,511	22,222	57,031
Shares redeemed	(23,384)	(51,088)	(235,660)	(529,926)
Net increase (decrease)	(14,465)	(32,776)	$ (145,873)	$ (340,933)
Institutional Class
Shares sold	391	224	$ 3,934	$ 2,294
Reinvestment of distributions	15	32	149	335
Shares redeemed	(378)	(482)	(3,790)	(4,967)
Net increase (decrease)	28	(226)	$ 293	$ (2,338)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MOR-USAN-0409
1.784900.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Short Fixed-Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that in the underlying Fidelity Central Funds, will indirectly bear its pro appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholderrata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.79%
Actual		$ 1,000.00	$ 981.10	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.77%
Actual		$ 1,000.00	$ 981.20	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.55%
Actual		$ 1,000.00	$ 972.90	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.60%
Actual		$ 1,000.00	$ 976.10	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Institutional Class	.54%
Actual		$ 1,000.00	$ 985.70	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations†† 68.7%	U.S. Government and U.S. Government Agency Obligations 53.4%
AAA 8.7%	AAA 12.6%
AA 4.4%	AA 4.9%
A 6.9%	A 7.8%
BBB 9.8%	BBB 13.4%
BB and Below 1.3%	BB and Below 0.8%
Not Rated 0.3%	Not Rated 0.3%
Short-Term Investments and Net Other Assets † (0.1)%	Short-Term Investments and Net Other Assets 6.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	2.3	1.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	1.7	1.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Corporate Bonds 14.8%		Corporate Bonds 16.5%
	U.S. Government and U.S. Government Agency Obligations†† 68.7%		U.S. Government and U.S. Government Agency Obligations 53.4%
	Asset-Backed Securities 9.3%		Asset-Backed Securities 13.1%
	CMOs and Other Mortgage Related Securities 7.3%		CMOs and Other Mortgage Related Securities 10.2%
	Short-Term Investments and Net Other Assets† (0.1)%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	4.4%	** Foreign investments	6.4%
* Futures and Swaps	8.1%	** Futures and Swaps	16.1%

† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Includes FDIC Guaranteed Corporate Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 5.75% 8/10/09	$ 4,820,000	$ 4,786,877
Media - 0.7%
AOL Time Warner, Inc. 6.75% 4/15/11	1,000,000	1,014,834
Comcast Cable Communications, Inc. 6.75% 1/30/11	2,645,000	2,740,725
Comcast Corp. 5.85% 1/15/10	2,000,000	2,024,738
Time Warner Cable, Inc. 5.4% 7/2/12	1,245,000	1,197,806
Viacom, Inc. 5.75% 4/30/11	860,000	833,955
		7,812,058
TOTAL CONSUMER DISCRETIONARY		12,598,935
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Kraft Foods, Inc. 5.625% 8/11/10	2,810,000	2,886,997
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	1,865,000	1,854,312
Chevron Corp. 3.45% 3/3/12	3,121,000	3,128,703
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (e)	2,092,117	1,956,925
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,045,000
7.5% 10/1/09	1,525,000	1,553,783
Enterprise Products Operating LP 4.625% 10/15/09	3,070,000	3,054,963
Petroleum Export Ltd.:
4.623% 6/15/10 (e)	505,000	467,600
4.633% 6/15/10 (e)	303,333	280,890
		14,342,176
FINANCIALS - 5.1%
Capital Markets - 1.0%
Bear Stearns Companies, Inc.:
3.25% 3/25/09	1,565,000	1,565,059
5.85% 7/19/10	4,015,000	4,049,401
Credit Suisse USA, Inc. 0.5275% 6/5/09 (j)	2,875,000	2,852,630
Janus Capital Group, Inc. 6.125% 9/15/11	955,000	668,353
Morgan Stanley:
5.05% 1/21/11	1,283,000	1,265,310
6.75% 4/15/11	1,695,000	1,701,946
		12,102,699
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 1.6%
American Express Bank FSB 0.5369% 4/26/10 (j)	$ 1,576,000	$ 1,470,025
Bank of America NA 1.8219% 5/12/10 (j)	2,350,000	2,295,957
Bank One Corp. 7.875% 8/1/10	885,000	913,184
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,036,705
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (e)(j)	147,614	116,615
HSBC Holdings PLC:
1.6125% 10/6/16 (j)	145,000	116,276
7.5% 7/15/09	1,215,000	1,220,458
Korea Development Bank 3.875% 3/2/09	1,600,000	1,600,000
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (e)(j)	91,476	76,528
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,299,851
Santander Issuances SA Unipersonal 1.885% 6/20/16 (e)(j)	442,865	333,450
Sovereign Bank 2.88% 8/1/13 (j)	207,598	154,820
US Bancorp 4.5% 7/29/10	1,120,000	1,131,342
Wachovia Corp. 1.2244% 10/15/11 (j)	1,598,000	1,417,824
Wells Fargo & Co. 3.98% 10/29/10	5,710,000	5,555,636
		19,738,671
Consumer Finance - 0.8%
Capital One Financial Corp. 2.4694% 9/10/09 (j)	1,576,000	1,517,447
Household Finance Corp.:
4.125% 11/16/09	2,280,000	2,261,117
4.75% 5/15/09	1,563,000	1,565,012
MBNA Capital I 8.278% 12/1/26	1,200,000	660,000
Nelnet, Inc.:
5.125% 6/1/10	550,000	333,398
7.4% 9/29/36 (j)	2,860,000	429,000
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)	2,090,000	1,963,674
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)	638,108	543,058
		9,272,706
Diversified Financial Services - 0.6%
Bank of America Corp.:
4.375% 12/1/10	859,000	799,845
7.4% 1/15/11	275,000	255,305
7.8% 2/15/10	522,000	495,783
BTM Curacao Holding NV 1.8975% 12/19/16 (e)(j)	239,868	185,359
Citigroup Funding, Inc. 0.4731% 4/23/09 (j)	1,125,000	1,111,368
Citigroup, Inc. 1.3356% 5/18/11 (j)	1,200,000	1,003,985
Iberbond 2004 PLC 4.826% 12/24/17 (m)	2,198,532	1,780,811
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (j)	$ 270,000	$ 146,679
JPMorgan Chase & Co. 4.891% 9/1/15 (j)	2,440,000	1,959,647
		7,738,782
Insurance - 0.2%
Metropolitan Life Global Funding I 2.2163% 6/25/10 (e)(j)	2,105,000	1,999,540
Real Estate Investment Trusts - 0.7%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,910,000	2,570,505
Colonial Properties Trust 4.75% 2/1/10	1,245,000	1,190,434
Developers Diversified Realty Corp. 5% 5/3/10	1,310,000	917,000
Duke Realty LP:
5.25% 1/15/10	615,000	586,364
5.625% 8/15/11	915,000	779,586
6.95% 3/15/11	719,000	636,178
Mack-Cali Realty LP 7.25% 3/15/09	520,000	519,077
Simon Property Group LP 4.6% 6/15/10	1,130,000	1,082,496
		8,281,640
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4.125% 9/15/09	1,163,000	1,152,317
Independence Community Bank Corp. 3.585% 6/20/13 (j)	1,123,347	808,810
		1,961,127
TOTAL FINANCIALS		61,095,165
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
4.125% 8/15/09	675,000	675,128
5.125% 11/15/10	1,643,000	1,619,388
		2,294,516
Pharmaceuticals - 0.1%
Roche Holdings, Inc. 4.5% 3/1/12 (e)	1,600,000	1,626,298
TOTAL HEALTH CARE		3,920,814
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	$ 2,600,000	$ 2,593,872
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	3,934,468
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	110,680	109,020
6.978% 10/1/12	46,555	43,063
7.024% 4/15/11	2,000,000	1,940,000
Continental Airlines, Inc. 7.056% 3/15/11	749,000	726,530
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,505,175
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	266,743	258,740
6.201% 3/1/10	216,822	204,897
6.602% 9/1/13	525,364	496,469
7.186% 10/1/12	651,521	623,832
		5,907,726
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (j)	338,969	304,104
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	1,265,000	1,260,597
5.625% 1/15/12	3,030,000	2,671,536
		3,932,133
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.15% 10/15/10	2,900,000	2,969,385
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (e)	980,000	1,005,200
		3,974,585
TOTAL INDUSTRIALS		20,646,888
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 4.25% 2/24/12	1,820,000	1,842,512
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 2.2463% 6/15/10 (j)	393,509	341,842
TOTAL INFORMATION TECHNOLOGY		2,184,354
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	$ 1,765,000	$ 1,775,611
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,795,610
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,086,044
SBC Communications, Inc. 5.875% 2/1/12	486,000	502,184
Telecom Italia Capital SA 4% 1/15/10	4,770,000	4,687,116
Telefonica Emisiones SAU 5.984% 6/20/11	4,000,000	4,137,596
Telefonos de Mexico SA de CV 4.75% 1/27/10	2,455,000	2,479,550
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,627,374
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,516,793
		24,607,878
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV 4.125% 3/1/09	3,925,000	3,925,000
Verizon Wireless Capital LLC 5.25% 2/1/12 (e)	1,252,000	1,234,202
Vodafone Group PLC:
5.5% 6/15/11	3,380,000	3,427,641
7.75% 2/15/10	950,000	987,376
		9,574,219
TOTAL TELECOMMUNICATION SERVICES		34,182,097
UTILITIES - 2.1%
Electric Utilities - 1.1%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,008,844
Entergy Corp. 7.75% 12/15/09 (e)	2,500,000	2,396,203
Exelon Corp. 4.45% 6/15/10	3,750,000	3,713,591
Pepco Holdings, Inc. 4% 5/15/10	1,125,000	1,099,451
Progress Energy, Inc. 7.1% 3/1/11	2,181,000	2,240,266
Southern Co. 1.9513% 8/20/10 (j)	2,505,000	2,441,123
		12,899,478
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 6.125% 9/1/09	3,035,000	3,036,942
PSEG Power LLC 3.75% 4/1/09	1,415,000	1,415,218
		4,452,160
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.9213% 6/17/10 (j)	1,505,000	1,459,585
6.3% 9/30/66 (j)	1,680,000	991,200
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,614,946
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
KeySpan Corp. 7.625% 11/15/10	$ 790,000	$ 823,415
NiSource Finance Corp. 7.875% 11/15/10	780,000	763,912
NSTAR 8% 2/15/10	715,000	743,078
Sempra Energy 4.75% 5/15/09	1,055,000	1,055,093
		7,451,229
TOTAL UTILITIES		24,802,867
TOTAL NONCONVERTIBLE BONDS (Cost $184,306,366)		176,660,293
U.S. Government and Government Agency Obligations - 58.0%

U.S. Government Agency Obligations - 18.9%
Fannie Mae:
0% 9/25/09	14,920,000	14,869,391
1.75% 3/23/11	31,250,000	31,295,938
2% 1/9/12	23,230,000	23,333,699
2.75% 2/5/14	3,063,000	3,061,919
3% 7/12/10	53,000,000	54,110,774
3.625% 8/15/11	12,000,000	12,599,448
Freddie Mac:
1.5% 1/7/11	75,303,000	75,235,980
2.125% 3/23/12	12,185,000	12,175,106
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		226,682,255
U.S. Treasury Obligations - 38.0%
U.S. Treasury Notes:
0.875% 1/31/11 (d)(n)	161,691,000	161,343,002
0.875% 2/28/11 (n)	21,384,000	21,314,107
1.125% 12/15/11	68,378,000	68,020,110
1.25% 11/30/10	63,447,000	63,744,566
1.375% 2/15/12	12,000,000	11,987,760
1.75% 11/15/11	11,568,000	11,705,428
4.625% 8/31/11	14,209,000	15,407,884
4.875% 5/31/11 (g)(h)	86,098,000	93,275,043
4.875% 7/31/11	6,861,000	7,468,308
TOTAL U.S. TREASURY OBLIGATIONS		454,266,208
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 1.1%
Bank of America Corp. 1.4744% 4/30/12 (FDIC Guaranteed) (f)(j)	$ 1,000,000	$ 1,004,479
Goldman Sachs Group, Inc.:
1.4913% 11/9/11 (FDIC Guaranteed) (f)(j)	4,220,000	4,214,311
1.625% 7/15/11 (FDIC Guaranteed) (f)	2,120,000	2,109,470
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (f)	4,010,000	4,011,091
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (f)	2,140,000	2,206,135
TOTAL OTHER GOVERNMENT RELATED		13,545,486
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $690,381,662)		694,493,949
U.S. Government Agency - Mortgage Securities - 8.0%

Fannie Mae - 6.6%
4.082% 6/1/35 (j)	251,976	253,566
4.175% 5/1/35 (j)	1,100,695	1,105,259
4.263% 7/1/35 (j)	213,801	215,895
4.291% 5/1/33 (j)	25,872	26,084
4.303% 3/1/33 (j)	54,501	55,400
4.318% 7/1/35 (j)	338,552	341,961
4.331% 2/1/35 (j)	391,353	393,904
4.34% 1/1/35 (j)	125,926	128,011
4.361% 10/1/37 (j)	694,042	707,302
4.376% 2/1/35 (j)	912,424	926,660
4.38% 7/1/33 (j)	642,775	653,808
4.405% 8/1/35 (j)	186,021	187,568
4.423% 5/1/35 (j)	64,309	65,250
4.43% 6/1/35 (j)	651,121	658,051
4.432% 3/1/35 (j)	182,064	185,008
4.455% 2/1/35 (j)	1,295,780	1,314,087
4.456% 7/1/35 (j)	3,213,080	3,197,563
4.487% 10/1/33 (j)	968,055	968,389
4.548% 10/1/33 (j)	82,508	83,306
4.55% 10/1/35 (j)	1,506,202	1,525,812
4.552% 5/1/35 (j)	1,955,206	1,992,200
4.562% 6/1/33 (j)	1,142,178	1,167,042
4.576% 7/1/35 (j)	1,740,987	1,774,526
4.6% 10/1/33 (j)	89,527	89,761
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.649% 10/1/35 (j)	$ 233,098	$ 235,205
4.667% 7/1/35 (j)	385,783	393,160
4.686% 10/1/34 (j)	576,981	581,742
4.688% 7/1/35 (j)	561,349	572,465
4.701% 11/1/35 (j)	738,331	755,604
4.739% 8/1/35 (j)	643,955	653,545
4.742% 12/1/34 (j)	98,409	99,521
4.747% 4/1/35 (j)	39,034	39,663
4.77% 7/1/35 (j)	5,996,258	6,126,536
4.784% 8/1/35 (j)	309,115	316,268
4.785% 2/1/36 (j)	1,867,869	1,912,129
4.792% 1/1/35 (j)	74,678	75,765
4.806% 11/1/34 (j)	294,241	297,976
4.81% 2/1/36 (j)	123,014	124,829
4.853% 1/1/35 (j)	673,957	684,228
4.893% 2/1/36 (j)	9,015,167	9,217,143
4.919% 7/1/35 (j)	1,304,613	1,333,585
4.935% 7/1/34 (j)	392,168	399,296
4.98% 5/1/35 (j)	299,565	301,715
4.987% 7/1/35 (j)	6,497,213	6,609,517
5% 3/1/18 to 6/1/18	1,986,940	2,057,800
5.003% 9/1/34 (j)	1,436,931	1,455,558
5.042% 3/1/37 (j)	677,554	689,549
5.053% 7/1/35 (j)	1,574,838	1,612,112
5.089% 9/1/34 (j)	109,536	110,755
5.125% 5/1/36 (j)	610,501	623,667
5.141% 5/1/35 (j)	73,383	74,861
5.156% 9/1/35 (j)	3,631,459	3,726,306
5.157% 9/1/35 (j)	2,081,588	2,136,031
5.16% 10/1/18 (j)	44,697	45,245
5.185% 3/1/35 (j)	60,870	61,963
5.193% 6/1/35 (j)	400,396	403,903
5.198% 3/1/35 (j)	65,977	66,299
5.331% 10/1/35 (j)	387,705	398,744
5.379% 11/1/35 (j)	567,381	584,961
5.496% 2/1/35 (j)	20,437	20,629
5.5% 7/1/13 to 6/1/19	7,460,282	7,777,481
5.51% 11/1/36 (j)	687,712	700,792
5.557% 5/1/36 (j)	1,634,326	1,697,950
6.192% 2/1/35 (j)	60,253	61,287
6.5% 6/1/11 to 3/1/35	5,261,462	5,538,233
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7% 1/1/16 to 6/1/32	$ 519,547	$ 551,895
7.5% 5/1/12 to 10/1/14	50,284	53,059
11.5% 11/1/15	15,443	16,073
TOTAL FANNIE MAE		79,211,458
Freddie Mac - 1.3%
3.456% 2/1/34 (j)	99,766	99,662
3.883% 1/1/35 (j)	210,703	212,476
4.275% 6/1/35 (j)	176,565	179,080
4.315% 12/1/34 (j)	145,811	148,172
4.361% 2/1/35 (j)	171,124	173,444
4.407% 3/1/35 (j)	180,340	182,977
4.422% 4/1/35 (j)	921,618	935,291
4.471% 3/1/35 (j)	155,611	157,901
4.481% 4/1/35 (j)	710,925	724,845
4.522% 2/1/35 (j)	296,889	301,707
4.592% 1/1/35 (j)	1,805,427	1,840,607
4.62% 2/1/35 (j)	126,616	128,385
4.696% 11/1/35 (j)	1,239,046	1,269,868
4.705% 12/1/35 (j)	846,056	849,998
4.745% 4/1/35 (j)	1,094,771	1,114,376
4.777% 4/1/35 (j)	628,183	633,558
4.84% 11/1/35 (j)	609,130	618,702
4.921% 9/1/35 (j)	710,036	727,295
4.976% 4/1/35 (j)	1,193,215	1,205,459
5.117% 1/1/36 (j)	565,133	574,685
5.282% 8/1/36 (j)	428,829	440,929
5.288% 3/1/35 (j)	105,722	106,296
5.294% 6/1/35 (j)	407,657	417,244
5.333% 8/1/34 (j)	268,879	272,529
5.353% 6/1/37 (j)	779,147	799,739
5.526% 2/1/35 (j)	190,567	191,616
5.576% 5/1/36 (j)	1,570,708	1,625,645
8.5% 5/1/26 to 7/1/28	133,892	143,599
12% 11/1/19	8,156	9,026
TOTAL FREDDIE MAC		16,085,111
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (j)	$ 304,253	$ 305,385
7% 1/15/25 to 6/15/32	577,184	613,962
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		919,347
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $94,438,099)		96,215,916
Asset-Backed Securities - 9.2%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	584,781	330,767
Series 2004-4 Class A2D, 0.8238% 1/25/35 (j)	163,029	58,104
Series 2005-1 Class M1, 0.9438% 4/25/35 (j)	236,650	139,592
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (j)	105,883	815
Class M8, 1.3238% 7/25/36 (j)	52,466	278
Class M9, 2.1738% 7/25/36 (j)	34,668	121
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 1.4488% 11/25/33 (j)	405,273	211,077
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (j)	35	35
Class M2, 3.0988% 6/25/33 (j)	15,790	10,976
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (j)	37,690	33,376
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (j)	78,904	34,345
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (j)	33,286	27,263
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (j)	4,372	3,981
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (j)	46,008	1,417
Class M4, 0.8738% 5/25/36 (j)	38,880	820
Class M5, 0.9138% 5/25/36 (j)	56,527	882
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (j)	21,600	883
Class M5, 0.8638% 4/25/36 (j)	20,520	704
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.95% 10/20/14 (j)	151,049	10,573
Series 2007-A4 Class A4, 0.5% 4/22/13 (j)	553,586	409,654
Series 2007-B1 Class B, 0.72% 12/22/14 (j)	319,702	47,955
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (e)(j)	124,070	122,383
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (e)(j)	163,986	148,869
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust:
Series 2005-1:
Class C, 4.73% 7/6/10	$ 71,741	$ 71,248
Class D, 5.04% 5/6/11	2,500,000	2,383,137
Series 2005-DA Class A4, 5.02% 11/6/12	2,060,000	1,809,291
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	816,830
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	1,240,000	1,096,537
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class M7, 1.3238% 10/25/36 (j)	22,705	14
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (j)	20,599	13,036
Series 2004-R10 Class M1, 1.1738% 11/25/34 (j)	1,456,076	648,583
Series 2004-R11 Class M1, 1.1338% 11/25/34 (j)	1,922,989	943,719
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (j)	32,573	24,847
Class M3, 1.0238% 4/25/34 (j)	21,351	8,132
Series 2004-R9 Class M2, 1.1238% 10/25/34 (j)	1,515,000	613,322
Series 2005-R1 Class M1, 0.9238% 3/25/35 (j)	119,578	69,702
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (j)	108,461	74,358
Series 2005-R2 Class M1, 0.9238% 4/25/35 (j)	262,030	150,865
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (j)	113,964	57,102
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (j)	96,031	259
Series 2006-M2 Class M7, 1.3738% 9/25/36 (j)	87,785	79
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7:
Class A2, 0.7794% 3/1/34 (j)	82,560	16,706
Class M1, 1.0794% 3/1/34 (j)	2,500,000	1,293,406
Series 2003-W9 Class M1, 1.1638% 3/25/34 (j)	1,544,402	671,126
Series 2004-W11 Class M2, 1.1738% 11/25/34 (j)	71,215	26,407
Series 2004-W5 Class M1, 1.0738% 4/25/34 (j)	916,184	539,274
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (j)	75,384	23,833
Class M2, 1.0738% 5/25/34 (j)	65,880	35,597
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (j)	196,970	69,309
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (j)	165,348	2,067
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (j)	182,004	88,167
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (j)	$ 30,965	$ 13,778
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (j)	68,083	35,447
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (j)	338,688	146,758
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (j)	29,981	11,866
Class M2, 1.5938% 6/25/34 (j)	586,766	367,340
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (j)	622,485	239,936
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (j)	52,272	643
Class M9, 2.6238% 11/25/36 (j)	139,644	712
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(e)(j)	432,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (j)	435,758	391,774
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (j)	499,567	303,695
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (j)	449,521	279,476
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 1.1238% 9/25/34 (j)	906,926	153,973
Series 2005-3 Class A1, 0.9238% 9/25/35 (j)	13,852	10,103
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (j)	122,904	55,837
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (j)	193,704	64,168
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (j)	554,923	424,649
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,370,000	2,227,800
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (j)	291,525	260,638
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (j)	62,720	53,946
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.83% 6/15/10 (j)	897,623	884,159
Series 2006-1 Class B, 5.26% 10/15/10	500,000	492,404
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	775,266
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	375,000
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	1,220,000	1,173,352
Series 2006-C Class A3B, 0.465% 7/15/11 (j)	48,436	45,068
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.525% 5/15/13 (j)	1,040,000	986,791
Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	2,783,357
Series 2007-C3 Class C3, 0.745% 4/15/13 (e)(j)	369,058	265,659
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	$ 1,850,000	$ 1,621,092
Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	854,460
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (e)(j)	703,061	175,765
Class B, 1.22% 7/20/39 (e)(j)	373,480	52,287
Class C, 1.57% 7/20/39 (e)(j)	478,070	43,026
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	5,797,343
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	874,056
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (j)	144,785	6,964
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (j)	54,000	1,080
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (j)	23,652	641
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (j)	228,766	55,380
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (e)(j)	34,619	25,090
Chase Issuance Trust:
Series 2004-3 Class C, 0.9313% 6/15/12 (j)	67,349	60,710
Series 2006-3 Class C, 0.6913% 6/15/11 (j)	2,905,000	2,822,389
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class B, 5.23% 2/20/13	113,396	111,714
Class D, 5.48% 2/20/13	126,272	114,493
Series 2006-VT2:
Class A3, 5.07% 2/20/10	982,763	981,743
Class D, 5.46% 4/20/14	43,297	21,649
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	3,824,505
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	2,830,300
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (e)(j)	613,025	416,147
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (j)	96,012	1,152
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (j)	97,135	3,730
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	830,000	710,237
Series 2007-A Class A3, 4.98% 10/15/10	754,572	752,983
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (e)(j)	166,061	163,514
Class B, 0.735% 7/15/12 (e)(j)	166,061	156,615
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (e)	41,917	4
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (j)	$ 6,578	$ 3,590
Series 2004-2 Class 3A4, 0.7238% 7/25/34 (j)	86,799	16,378
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (j)	364,848	195,263
Class M1, 0.9738% 6/25/34 (j)	83,959	55,248
Class M4, 1.4438% 4/25/34 (j)	20,283	9,610
Series 2004-4:
Class A, 0.8438% 8/25/34 (j)	54,391	25,710
Class M2, 1.0038% 6/25/34 (j)	74,616	49,383
Series 2005-1:
Class M1, 0.8938% 8/25/35 (j)	65,059	46,908
Class MV2, 0.9138% 7/25/35 (j)	179,453	125,164
Series 2005-3 Class MV1, 0.8938% 8/25/35 (j)	314,626	274,257
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (j)	60,254	49,778
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (e)	19,350	17,657
Series 2007-C Class A3, 5.45% 5/15/12 (e)	934,994	822,795
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	581,344	527,206
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (j)	269,957	267,756
Series 2006-2 Class B1, 0.575% 1/17/12 (j)	369,058	330,751
Series 2007-1 Class B, 0.555% 8/15/12 (j)	369,058	288,372
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (e)	130,996	85,148
Class E, 6.971% 3/8/10 (e)	865,000	259,500
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7453% 5/28/35 (j)	159,655	87,804
Class AB3, 0.8983% 5/28/35 (j)	67,441	35,206
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (j)	36,914	9,181
Series 2006-2 Class M1, 0.7838% 7/25/36 (j)	1,430,000	32,461
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (j)	571,298	161,035
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (j)	2,881	1,517
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (j)	61,941	56,722
Series 2006-FF5 Class 2A2, 0.5838% 4/25/36 (j)	296,266	270,666
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (e)	161,033	159,372
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	1,326,000
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2006-C Class B, 5.3% 6/15/12	$ 750,000	$ 525,000
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	343,000
Class C, 5.8% 2/15/13	775,000	485,717
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (j)	256,954	179,868
Series 2006-4 Class B, 1.005% 6/15/13 (j)	98,086	49,464
Fosse Master Issuer PLC Series 2007-1A Class C2, 1.6925% 10/18/54 (e)(j)	785,000	569,455
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,357,102
Class C, 5.43% 2/16/15	1,845,000	1,265,836
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (j)	102,727	29,276
Class M2, 1.2238% 2/25/34 (j)	165,638	105,934
Series 2004-A Class M1, 1.2988% 1/25/34 (j)	152,428	81,413
Series 2004-D:
Class M4, 1.4238% 11/25/34 (j)	104,293	17,167
Class M5, 1.4738% 11/25/34 (j)	66,415	5,092
Series 2005-A:
Class M1, 0.9038% 1/25/35 (j)	13,258	12,219
Class M2, 0.9338% 1/25/35 (j)	222,826	81,450
Class M3, 0.9638% 1/25/35 (j)	120,398	51,451
Class M4, 1.1538% 1/25/35 (j)	46,138	22,610
Series 2006-3 Class 2A1, 0.5438% 2/25/37 (j)	9,792	9,519
Series 2006-A:
Class M4, 0.8738% 5/25/36 (j)	114,804	1,573
Class M5, 0.9738% 5/25/36 (j)	61,495	763
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (e)(j)	298,944	201,404
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	1,024,950	923,193
GE Business Loan Trust:
Series 2003-1 Class A, 0.8913% 4/15/31 (e)(j)	45,558	28,246
Series 2005-2 Class IO, 0.5242% 9/15/17 (e)(l)	62,751,242	170,263
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (j)	112,946	79,062
Class C, 0.7013% 9/17/12 (j)	87,826	57,087
Series 2007-1 Class C, 0.7313% 3/15/13 (j)	602,402	397,585
Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	2,345,000
Asset-Backed Securities - continued
	Principal Amount	Value
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.81% 4/20/32 (j)	$ 190,924	$ 187,568
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (j)	79,011	38,480
Series 2003-FM1 Class M1, 1.7% 3/20/33 (j)	152,045	92,125
Series 2003-HE2 Class M1, 1.1238% 8/25/33 (j)	253,099	180,670
Series 2004-AR1 Class M1, 1.1238% 6/25/34 (j)	278,359	105,813
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (j)	51,733	27,684
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (j)	133,071	76,587
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (j)	72,885	23,659
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (j)	115,495	5,509
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (j)	2,013	949
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (j)	359,053	331,735
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (j)	54,734	695
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (e)(j)	1,028,238	462,707
Series 2006-3:
Class B, 0.8738% 9/25/46 (e)(j)	783,117	125,299
Class C, 1.0238% 9/25/46 (e)(j)	1,943,752	233,250
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (e)(j)	447,098	228,020
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.2338% 6/25/32 (j)	5,664	1,550
Series 2002-3 Class A5, 1.3538% 2/25/33 (j)	51	11
Series 2003-3:
Class A4, 1.3938% 2/25/33 (j)	493	130
Class M1, 1.7638% 8/25/33 (j)	126,927	57,877
Series 2003-4 Class M1, 1.6738% 10/25/33 (j)	37,583	16,644
Series 2003-5:
Class A2, 1.1738% 12/25/33 (j)	44,160	12,982
Class M1, 1.5238% 12/25/33 (j)	43,448	26,121
Series 2003-7 Class A2, 1.2338% 3/25/34 (j)	4,453	921
Series 2003-8 Class M1, 1.5538% 4/25/34 (j)	690,776	320,394
Series 2004-1 Class M2, 2.1738% 6/25/34 (j)	337,063	219,247
Series 2004-3 Class M2, 2.1738% 8/25/34 (j)	423,139	257,308
Series 2004-7 Class A3, 0.8638% 1/25/35 (j)	78	29
Series 2005-1 Class M1, 0.9038% 5/25/35 (j)	165,529	147,898
Series 2005-3 Class M1, 0.8838% 8/25/35 (j)	113,162	101,154
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (j)	50,664	44,760
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (j)	463,295	319,867
Series 2006-7 Class M4, 0.8538% 1/25/37 (j)	145,584	670
Series 2006-8 Class 2A1, 0.5238% 3/25/37 (j)	35,554	30,833
Asset-Backed Securities - continued
	Principal Amount	Value
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (j)	$ 35,856	$ 21,808
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,357,784
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (j)	285,530	253,599
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (j)	293,400	155,216
Class M2, 0.8494% 1/20/35 (j)	220,060	107,851
Series 2005-3 Class A1, 0.6194% 1/20/35 (j)	1,242,824	664,968
Series 2006-2:
Class M1, 0.74% 3/20/36 (j)	80,841	42,279
Class M2, 0.76% 3/20/36 (j)	133,676	65,633
Series 2006-3 Class A1V, 0.55% 3/20/36 (j)	88,271	84,194
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (j)	157,118	47,160
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	412,569	399,805
Class C, 4.22% 2/15/12	31,307	31,252
Series 2006-B Class C, 5.25% 5/15/13	584,029	533,144
Series 2007-A Class A3A, 5.04% 1/17/12	1,949,281	1,951,599
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (e)	237,645	227,970
Class C, 5.61% 12/15/14 (e)	857,140	837,934
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (j)	157,766	67,051
Class MV1, 0.7038% 11/25/36 (j)	128,153	13,013
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (j)	140,717	109,287
Series 2006-A Class 2A1, 1.4963% 9/27/21 (j)	95,573	93,045
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (e)(j)	387,247	3,872
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (j)	269,366	121,255
Series 2004-2:
Class M1, 1.0038% 6/25/34 (j)	78,883	41,629
Class M2, 1.5538% 6/25/34 (j)	56,076	42,745
Series 2005-WL1 Class M2, 1.0238% 6/25/35 (j)	1,090,000	613,723
Series 2006-9 Class M4, 0.8438% 11/25/36 (j)	46,063	88
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (e)	558,839	455,434
Asset-Backed Securities - continued
	Principal Amount	Value
Marriott Vacation Club Owner Trust: - continued
Series 2006-1A:
Class B, 5.827% 4/20/28 (e)	$ 133,506	$ 102,092
Class C, 6.125% 4/20/28 (e)	133,506	96,248
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (j)	57,024	2,076
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (j)	26,819	8
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (j)	99,598	4,173
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (e)(j)	1,620,000	1,482,786
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (j)	75,644	48,567
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (j)	843,220	587,196
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (j)	330,113	234,042
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (j)	215,442	99,204
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (j)	5,525	3,199
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (j)	66,856	37,816
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (j)	51,624	29,898
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (j)	138,792	24,075
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (j)	130,741	62,861
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (j)	61,906	29,857
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (j)	56,009	19,102
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (j)	50,738	17,289
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (j)	64,800	31,219
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (j)	28,806	63
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (j)	515,607	487,216
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (j)	43,200	449
Class M6, 0.9238% 6/25/36 (j)	21,600	119
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (j)	14,364	11,593
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (j)	13,971	9,354
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (j)	7,589	6,039
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (j)	3,344	926
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (j)	93,002	76,027
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (j)	600,534	338,198
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (e)(j)	522,624	299,997
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (j)	4,374	784
Class M1, 1.5538% 8/25/32 (j)	7,981	3,640
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (j)	436,667	214,787
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (j)	$ 43,200	$ 536
Series 2007-2 Class A1, 0.5738% 4/25/37 (j)	82,794	62,881
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (j)	85,242	78,501
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(j)(l)	1,725,000	155,250
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	1,790,750	336,607
Series 2005-2 Class AIO, 7.73% 3/25/12 (l)	1,265,000	91,346
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (l)	900,000	50,907
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	1,410,000	98,700
Series 2006-2 Class AIO, 6% 8/25/11 (l)	700,000	70,000
Series 2006-3:
Class A1, 0.5038% 9/25/19 (j)	159,534	149,811
Class AIO, 7.1% 1/25/12 (l)	5,140,000	750,594
Series 2006-4:
Class A1, 0.5038% 3/25/25 (j)	129,978	115,962
Class AIO, 6.35% 2/27/12 (l)	880,000	119,310
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,012,508	978,686
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (j)	148,365	82,938
Series 2005-4 Class M2, 0.9838% 9/25/35 (j)	181,094	26,967
Series 2005-D Class M2, 0.9438% 2/25/36 (j)	37,735	2,551
Newcastle CDO VIII Series 2006-8A Class 4, 0.9894% 11/1/52 (e)(j)	1,000,000	120,000
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	193,051	168,256
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (j)	123,336	703
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (j)	105,616	95,592
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.9338% 10/30/45 (j)	1,560,078	1,224,661
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (e)(j)	71,885	25,160
Series 2006-1A Class A, 1.87% 3/20/11 (e)(j)	149,278	59,711
Option One Mortgage Loan Trust Series 2004-3 Class M3, 1.1238% 11/25/34 (j)	43,654	27,466
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (j)	415,338	238,318
Class M3, 1.7238% 9/25/34 (j)	797,630	178,715
Class M4, 1.9238% 9/25/34 (j)	1,086,724	114,967
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (j)	$ 50,846	$ 8,435
Series 2004-WHQ2:
Class A3E, 0.8938% 2/25/35 (j)	176,824	137,232
Class M1, 1.0638% 2/25/35 (j)	147,614	107,979
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (j)	204,098	119,815
Class M3, 1.2138% 2/25/35 (j)	25,294	10,185
Class M4, 1.5738% 1/25/35 (j)	1,905,000	275,135
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (j)	97,891	55,929
Class M3, 1.0338% 1/25/35 (j)	60,718	23,994
Class M4, 1.3038% 1/25/35 (j)	187,294	28,880
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (j)	913,983	35,751
Class M9, 2.3538% 5/25/35 (j)	75,060	2,164
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 0.8338% 9/25/36 (j)	216,432	1,342
Class M5, 0.8638% 9/25/36 (j)	107,892	475
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (e)(j)	461,052	198,252
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (e)	1,420,000	852,000
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	198,181	178,270
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (j)	648	117
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	1,083,423	1,060,248
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (j)	239,868	114,070
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (e)(j)	136,297	102,237
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (e)	560,122	414,490
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 2.1963% 6/15/21 (j)	1,800,000	1,151,271
Series 2004-A:
Class B, 2.5763% 6/15/33 (j)	400,000	196,125
Class C, 2.9463% 6/15/33 (j)	1,181,482	531,667
Series 2004-B Class C, 2.8663% 9/15/33 (j)	1,900,000	475,000
Asset-Backed Securities - continued
	Principal Amount	Value
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (e)(j)	$ 219,499	$ 186,574
Class C, 0.835% 8/15/11 (e)(j)	100,094	75,071
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (j)	29,737	19,327
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (j)	11,579	4,659
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (j)	17,421	7,698
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (j)	373	0
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (e)(j)	166,061	48,258
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (j)	667,440	537,289
Class B, 0.7413% 9/15/11 (j)	499,154	199,662
Series 2007-AE1:
Class A, 0.555% 1/15/12 (j)	124,178	86,925
Class B, 0.755% 1/15/12 (j)	108,043	43,217
Class C, 1.055% 1/15/12 (j)	134,266	40,280
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 0.9113% 3/15/11 (e)(j)	2,520,000	2,268,000
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.555% 6/15/12 (j)	364,716	262,596
Series 2007-2 Class A, 1.105% 10/15/12 (j)	1,515,000	984,750
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (j)	86,903	17,967
Series 2003-6HE Class A1, 0.9438% 11/25/33 (j)	4,628	1,555
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (e)(j)	359,186	341,564
Series 2006-2:
Class B, 0.605% 10/17/11 (j)	434,657	380,325
Class C, 0.805% 10/17/11 (j)	408,370	330,064
Series 2007-1 Class C, 0.8313% 6/15/12 (j)	465,653	299,652
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (e)	3,615,000	2,770,545
Series 2006-2A:
Class A3, 5.23% 8/22/11 (e)	1,555,545	1,548,190
Class D, 5.54% 12/20/12 (e)	2,245,000	1,144,950
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	1,135,200
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	112,639	11
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (j)	$ 76,507	$ 1,385
Class M7, 1.2738% 10/25/36 (j)	55,382	620
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (e)(j)	697,226	664,050
Series 2006-C2A Class C2, 0.955% 8/15/15 (e)(j)	888,516	386,043
Series 2006-C3A Class C3A, 0.835% 10/15/13 (e)(j)	621,864	501,834
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	1,500,000	1,342,500
Series 2007-C1 Class C1, 0.855% 5/15/14 (e)(j)	541,145	318,399
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)(o)	961	0
WFS Financial Owner Trust:
Series 2005-1 Class C, 3.82% 8/17/12	2,294	2,285
Series 2005-3 Class C, 4.54% 5/17/13	850,000	779,401
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (e)(j)	1,390,735	166,888
TOTAL ASSET-BACKED SECURITIES (Cost $151,963,373)		110,217,951
Collateralized Mortgage Obligations - 5.2%

Private Sponsor - 2.5%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (e)(j)	84,974	63,731
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (e)(j)	299,030	279,100
Class 2M, 1.4375% 2/17/52 (e)(j)	203,364	182,718
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (e)(j)	190,861	81,019
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2035% 12/25/33 (j)	8,570	6,960
Series 2004-A Class 2A2, 5.1951% 2/25/34 (j)	1,229,916	1,002,594
Series 2004-B Class 1A1, 6.433% 3/25/34 (j)	9,537	7,263
Series 2004-C Class 1A1, 5.971% 4/25/34 (j)	16,909	13,326
Series 2004-J Class 2A1, 4.7597% 11/25/34 (j)	618,612	481,434
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (j)	164,844	118,727
Class 2A2, 4.8028% 9/25/35 (j)	228,855	73,786
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (j)	639,165	315,683
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (j)	645,756	358,310
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bear Stearns Alt-A Trust floater: - continued
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (j)	$ 590,928	$ 299,381
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (j)	13,078	12,447
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (j)	79,377	39,525
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (j)	216,307	101,378
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (j)	49,732	20,810
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (j)	58,844	28,020
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (j)	93,364	44,600
Class 5A2, 0.7938% 1/25/36 (j)	42,012	16,844
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (j)	14,649	6,497
Class 6M2, 0.9538% 6/25/35 (j)	187,207	45,729
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (j)	69,517	35,288
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (j)	22,034	10,866
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (j)	54,855	31,017
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (j)	24,845	14,491
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (j)	44,243	22,853
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (j)	20,058	10,049
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (j)	6,049	2,757
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (j)	50,794	30,262
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (j)	435,931	226,481
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (j)	90,142	73,356
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (j)	7,245	4,578
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (e)(j)	362,772	278,319
Class C2, 1.6125% 10/18/54 (e)(j)	121,608	60,804
Class M2, 1.3925% 10/18/54 (e)(j)	208,505	134,736
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (e)(j)	311,213	145,504
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (e)(j)	395,258	171,170
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (e)(j)	$ 762,826	$ 53,398
Series 2006-2 Class C1, 0.94% 12/20/54 (j)	3,254,342	325,434
Series 2006-3 Class C2, 0.97% 12/20/54 (j)	142,646	8,787
Series 2006-4:
Class B1, 0.56% 12/20/54 (j)	381,607	76,321
Class C1, 0.85% 12/20/54 (j)	233,345	16,334
Class M1, 0.64% 12/20/54 (j)	100,462	15,069
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (j)	235,742	23,574
Class 1M1, 0.62% 12/20/54 (j)	153,360	23,004
Class 2C1, 0.9% 12/20/54 (j)	107,590	10,759
Class 2M1, 0.72% 12/20/54 (j)	196,906	31,505
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (j)	272,830	27,283
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (j)	54,631	13,658
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (j)	635,947	437,346
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (j)	54,045	24,223
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (e)(j)	77,306	54,114
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (j)	248,213	141,405
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (j)	567,759	322,377
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (j)	33,289	19,684
Series 2004-9:
Class M2, 1.4488% 1/25/35 (j)	136,983	61,107
Class M3, 1.5238% 1/25/35 (j)	101,544	41,981
Class M4, 2.0488% 1/25/35 (j)	51,794	19,738
Series 2005-1:
Class M4, 1.2238% 4/25/35 (j)	3,938	655
Class M5, 1.2438% 4/25/35 (j)	3,938	482
Class M6, 1.2938% 4/25/35 (j)	6,299	903
Series 2005-3 Class A1, 0.7138% 8/25/35 (j)	78,827	40,016
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (j)	24,609	842
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (j)	21,338	1,687
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (e)(j)	375,827	191,985
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (j)	$ 89,860	$ 55,661
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (j)	181,030	87,467
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	187,563	136,311
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (j)	227,862	95,702
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (e)(j)	26,395	14,517
Class C, 0.645% 6/15/22 (e)(j)	161,633	80,817
Class D, 0.655% 6/15/22 (e)(j)	62,186	27,984
Class E, 0.665% 6/15/22 (e)(j)	99,468	39,787
Class F, 0.695% 6/15/22 (e)(j)	179,345	62,771
Class G, 0.765% 6/15/22 (e)(j)	37,282	11,185
Class H, 0.785% 6/15/22 (e)(j)	74,650	18,663
Class J, 0.825% 6/15/22 (e)(j)	87,091	17,418
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (j)	407,950	237,286
Series 2003-B Class A1, 0.8138% 4/25/28 (j)	30,030	17,520
Series 2003-D Class A, 0.7838% 8/25/28 (j)	25,475	16,336
Series 2003-E Class A2, 2.0813% 10/25/28 (j)	42,485	25,351
Series 2003-F Class A2, 3.805% 10/25/28 (j)	440,967	264,170
Series 2004-A Class A2, 3.715% 4/25/29 (j)	39,235	24,285
Series 2004-B Class A2, 2.8388% 6/25/29 (j)	487,779	288,530
Series 2004-C Class A2, 2.15% 7/25/29 (j)	412,534	244,858
Series 2004-D Class A2, 3.4625% 9/25/29 (j)	398,410	235,859
Series 2004-E:
Class A2B, 3.825% 11/25/29 (j)	69,670	44,495
Class A2D, 4.015% 11/25/29 (j)	10,104	5,920
Series 2004-G Class A2, 3.48% 11/25/29 (j)	33,682	20,318
Series 2005-A Class A2, 3.3525% 2/25/30 (j)	32,557	19,590
Series 2005-B Class A2, 2.7988% 7/25/30 (j)	99,478	62,003
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (j)	206,820	972
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (j)	508,130	331,036
Class A2, 0.9238% 12/25/34 (j)	686,948	477,477
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (j)	40,922	27,051
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (j)	413,322	202,231
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (j)	$ 310,176	$ 14,609
Permanent Financing No. 4 PLC Class 3C, 2.9894% 6/10/42 (j)	1,215,000	1,211,282
Permanent Financing No. 5 PLC floater Series 3 Class C, 2.9894% 6/10/42 (j)	1,935,000	1,451,250
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (j)	260,453	176,393
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (j)	66,269	49,039
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (j)	881,632	702,891
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (e)(j)	173,107	84,216
Series 2003-CB1 Class B3, 1.8988% 6/10/35 (e)(j)	133,474	71,409
Series 2004-A:
Class B4, 1.6488% 2/10/36 (e)(j)	101,746	35,245
Class B5, 2.1488% 2/10/36 (e)(j)	67,823	21,751
Series 2004-B:
Class B4, 1.5488% 2/10/36 (e)(j)	44,131	12,158
Class B5, 1.9988% 2/10/36 (e)(j)	34,176	8,479
Class B6, 2.4488% 2/10/36 (e)(j)	11,922	2,452
Series 2004-C:
Class B4, 1.3988% 9/10/36 (e)(j)	56,734	16,640
Class B5, 1.7988% 9/10/36 (e)(j)	63,618	17,069
Class B6, 2.1988% 9/10/36 (e)(j)	14,088	3,087
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (j)	219,268	169,038
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	416,873	368,272
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (j)	371,037	272,129
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (e)(j)	34,805	26,109
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (e)(j)	7,880	7,679
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (e)	236,970	180,208
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (e)	1,370,000	1,191,900
Class E, 6.706% 11/15/35 (e)	365,000	308,425
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (j)	$ 197,380	$ 120,307
Series 2004-1 Class A, 1.8888% 2/20/34 (j)	20,363	13,041
Series 2004-10 Class A4, 4.5188% 11/20/34 (j)	29,480	18,236
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (j)	88,915	54,655
Series 2004-3 Class A, 3.885% 5/20/34 (j)	343,503	209,819
Series 2004-4 Class A, 4.4388% 5/20/34 (j)	381,442	237,368
Series 2004-5 Class A3, 2.9113% 6/20/34 (j)	357,105	218,391
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (j)	250,422	160,609
Class A3B, 2.3038% 7/20/34 (j)	6,131	3,768
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (j)	299,672	179,514
Class A3B, 2.1388% 7/20/34 (j)	3,987	2,338
Series 2004-8 Class A2, 2.15% 9/20/34 (j)	473,511	306,703
Series 2005-1 Class A2, 1.8388% 2/20/35 (j)	384,730	238,313
Series 2005-2 Class A2, 2.03% 3/20/35 (j)	67,309	40,470
Series 2005-3 Class A1, 0.67% 5/20/35 (j)	32,692	17,561
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (j)	66,744	874
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.6738% 6/25/35 (j)	194,396	132,164
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (e)(j)	153,393	65,012
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (j)	415,454	211,807
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (e)(j)	1,510,922	945,323
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (j)	19,239	18,413
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (j)	7,798	7,537
sequential payer Series 2004-RA2 Class 2A, 7% 7/25/33	157,101	140,816
Series 2003-AR10 Class A7, 4.669% 10/25/33 (j)	831,968	522,359
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (j)	335,000	331,734
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (j)	978,050	779,146
Series 2004-V Class 1A2, 4.0139% 10/25/34 (j)	637,825	509,623
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (j)	154,498	118,038
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	3,296,755	2,536,456
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (j)	$ 268,646	$ 206,772
Series 2005-AR4 Class 2A2, 4.5395% 4/25/35 (j)	5,557,204	4,435,241
TOTAL PRIVATE SPONSOR		29,213,793
U.S. Government Agency - 2.7%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	581,436	596,029
Series 2006-64 Class PA, 5.5% 2/25/30	3,508,997	3,611,571
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	4,523,005	4,657,798
Series 2006-54 Class PE, 6% 2/25/33	1,564,928	1,620,160
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,005,419	1,045,501
Series 2003-76 Class BA, 4.5% 3/25/18	2,444,298	2,503,236
Series 2004-3 Class BA, 4% 7/25/17	99,484	101,088
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	449,179	468,241
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,452,303	1,502,075
Series 2690 Class PD, 5% 2/15/27	2,520,246	2,583,452
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,264,338
Series 2901 Class UM, 4.5% 1/15/30	3,330,396	3,392,800
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	892,859	937,398
Series 2635 Class DG, 4.5% 1/15/18	2,800,884	2,871,925
Series 2780 Class A, 4% 12/15/14	2,349,898	2,367,086
Series 2786 Class GA, 4% 8/15/17	1,167,282	1,187,723
Series 2970 Class YA, 5% 9/15/18	914,961	942,792
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	41,603	41,690
TOTAL U.S. GOVERNMENT AGENCY		32,694,903
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,889,069)		61,908,696
Commercial Mortgage Securities - 4.6%
	Principal Amount	Value
280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9867% 2/3/11 (e)(j)(l)	$ 14,540,912	$ 277,268
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5863% 2/14/43 (j)(l)	3,999,036	141,666
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	546,001	532,039
Series 2007-3 Class A1, 5.6583% 6/10/49 (j)	1,320,655	1,052,319
Series 2006-6 Class XP, 0.4316% 10/10/45 (j)(l)	32,421,228	469,748
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.794% 7/11/43 (e)(j)(l)	5,286,301	81,640
Series 2004-6 Class XP, 0.4529% 12/10/42 (j)(l)	10,395,529	111,952
Series 2005-4 Class XP, 0.1697% 7/10/45 (j)(l)	15,414,356	86,821
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (e)(j)	78,149	35,167
Class G, 0.9913% 3/15/22 (e)(j)	50,652	19,248
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (e)(j)	201,139	90,513
Class G, 0.785% 10/15/19 (e)(j)	137,009	47,953
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (e)(j)	13,378	7,692
Series 2004-1:
Class A, 0.8338% 4/25/34 (e)(j)	629,225	471,919
Class B, 2.3738% 4/25/34 (e)(j)	76,229	28,586
Class M1, 1.0338% 4/25/34 (e)(j)	44,138	27,586
Class M2, 1.6738% 4/25/34 (e)(j)	42,573	22,351
Series 2004-2:
Class A, 0.9038% 8/25/34 (e)(j)	517,588	414,071
Class M1, 1.0538% 8/25/34 (e)(j)	184,465	115,291
Series 2004-3:
Class A1, 0.8438% 1/25/35 (e)(j)	852,376	617,972
Class A2, 0.8938% 1/25/35 (e)(j)	129,922	90,945
Class M1, 0.9738% 1/25/35 (e)(j)	45,997	29,898
Class M2, 1.4738% 1/25/35 (e)(j)	29,764	16,370
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (e)(j)	$ 194,650	$ 136,255
Class M1, 0.9038% 8/25/35 (e)(j)	14,442	5,777
Class M2, 0.9538% 8/25/35 (e)(j)	23,821	9,528
Class M3, 0.9738% 8/25/35 (e)(j)	13,179	4,613
Class M4, 1.0838% 8/25/35 (e)(j)	12,098	3,629
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (e)(j)	106,095	68,962
Class A2, 0.8738% 11/25/35 (e)(j)	68,783	44,709
Class M1, 0.9138% 11/25/35 (e)(j)	12,548	4,768
Class M2, 0.9638% 11/25/35 (e)(j)	15,932	6,054
Class M3, 0.9838% 11/25/35 (e)(j)	14,258	4,990
Class M4, 1.0738% 11/25/35 (e)(j)	17,764	6,218
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (e)(j)	1,246,111	716,514
Class B1, 1.8738% 1/25/36 (e)(j)	83,848	29,347
Class M1, 0.9238% 1/25/36 (e)(j)	391,924	225,356
Class M2, 0.9438% 1/25/36 (e)(j)	148,723	81,798
Class M3, 0.9738% 1/25/36 (e)(j)	159,837	79,919
Class M4, 1.0838% 1/25/36 (e)(j)	81,789	38,850
Class M5, 1.1238% 1/25/36 (e)(j)	81,789	36,805
Class M6, 1.1738% 1/25/36 (e)(j)	83,000	34,860
Series 2006-1:
Class A2, 0.8338% 4/25/36 (e)(j)	38,804	25,533
Class M1, 0.8538% 4/25/36 (e)(j)	13,879	6,939
Class M2, 0.8738% 4/25/36 (e)(j)	14,664	6,599
Class M3, 0.8938% 4/25/36 (e)(j)	12,617	5,299
Class M4, 0.9938% 4/25/36 (e)(j)	7,150	3,879
Class M5, 1.0338% 4/25/36 (e)(j)	6,939	2,637
Class M6, 1.1138% 4/25/36 (e)(j)	13,836	7,167
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (e)(j)	380,800	304,640
Class A2, 0.7538% 7/25/36 (e)(j)	34,379	27,503
Class B1, 1.3438% 7/25/36 (e)(j)	12,872	2,574
Class B3, 3.1738% 7/25/36 (e)(j)	19,447	3,889
Class M1, 0.7838% 7/25/36 (e)(j)	36,070	18,035
Class M2, 0.8038% 7/25/36 (e)(j)	25,449	12,216
Class M3, 0.8238% 7/25/36 (e)(j)	21,110	9,499
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M4, 0.8938% 7/25/36 (e)(j)	$ 14,254	$ 5,702
Class M5, 0.9438% 7/25/36 (e)(j)	17,521	6,132
Class M6, 1.0138% 7/25/36 (e)(j)	26,141	9,149
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (e)(j)	22,294	6,889
Class B2, 1.8238% 10/25/36 (e)(j)	16,080	4,726
Class B3, 3.0738% 10/25/36 (e)(j)	26,167	5,809
Class M4, 0.9038% 10/25/36 (e)(j)	24,639	10,730
Class M5, 0.9538% 10/25/36 (e)(j)	29,497	11,799
Class M6, 1.0338% 10/25/36 (e)(j)	57,737	21,651
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (e)(j)	106,293	72,301
Class A2, 0.7438% 12/25/36 (e)(j)	479,050	332,365
Class B1, 1.1738% 12/25/36 (e)(j)	16,723	3,345
Class B2, 1.7238% 12/25/36 (e)(j)	17,305	7,971
Class B3, 2.9238% 12/25/36 (e)(j)	29,078	12,797
Class M1, 0.7638% 12/25/36 (e)(j)	34,610	22,220
Class M2, 0.7838% 12/25/36 (e)(j)	23,278	14,665
Class M3, 0.8138% 12/25/36 (e)(j)	23,578	9,903
Class M4, 0.8738% 12/25/36 (e)(j)	28,254	11,302
Class M5, 0.9138% 12/25/36 (e)(j)	25,907	10,363
Class M6, 0.9938% 12/25/36 (e)(j)	23,278	12,938
Series 2007-1:
Class A2, 0.7438% 3/25/37 (e)(j)	518,227	297,980
Class B1, 1.1438% 3/25/37 (e)(j)	165,463	57,912
Class B2, 1.6238% 3/25/37 (e)(j)	121,310	38,516
Class B3, 3.8238% 3/25/37 (e)(j)	337,458	98,707
Class M1, 0.7438% 3/25/37 (e)(j)	141,705	76,875
Class M2, 0.7638% 3/25/37 (e)(j)	107,283	55,519
Class M3, 0.7938% 3/25/37 (e)(j)	93,171	46,585
Class M4, 0.8438% 3/25/37 (e)(j)	70,278	33,734
Class M5, 0.8938% 3/25/37 (e)(j)	117,482	52,867
Class M6, 0.9738% 3/25/37 (e)(j)	162,014	64,806
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (e)(j)	79,839	48,303
Class A2, 0.7938% 7/25/37 (e)(j)	74,777	46,175
Class B1, 2.0738% 7/25/37 (e)(j)	23,430	7,439
Class B2, 2.7238% 7/25/37 (e)(j)	20,305	6,294
Class B3, 3.8238% 7/25/37 (e)(j)	22,836	6,851
Class M1, 0.8438% 7/25/37 (e)(j)	26,651	14,458
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M2, 0.8838% 7/25/37 (e)(j)	$ 14,955	$ 7,739
Class M3, 0.9638% 7/25/37 (e)(j)	15,147	7,460
Class M4, 1.1238% 7/25/37 (e)(j)	29,164	12,176
Class M5, 1.2238% 7/25/37 (e)(j)	25,789	10,122
Class M6, 1.4738% 7/25/37 (e)(j)	32,729	12,028
Series 2007-3:
Class A2, 0.7638% 7/25/37 (e)(j)	132,484	98,409
Class B1, 1.4238% 7/25/37 (e)(j)	114,067	54,307
Class B2, 2.0738% 7/25/37 (e)(j)	293,048	139,549
Class B3, 4.4738% 7/25/37 (e)(j)	153,226	70,300
Class M1, 0.7838% 7/25/37 (e)(j)	100,090	58,102
Class M2, 0.8138% 7/25/37 (e)(j)	105,230	59,055
Class M3, 0.8438% 7/25/37 (e)(j)	170,335	89,886
Class M4, 0.9738% 7/25/37 (e)(j)	269,358	140,955
Class M5, 1.0738% 7/25/37 (e)(j)	134,275	68,950
Class M6, 1.2738% 7/25/37 (e)(j)	104,864	53,229
Series 2007-4A:
Class A2, 1.0238% 9/25/37 (e)(j)	972,463	680,724
Class B1, 3.0238% 9/25/37 (e)(j)	161,033	51,128
Class B2, 3.9238% 9/25/37 (e)(j)	603,810	176,614
Class M1, 1.4238% 9/25/37 (e)(j)	150,688	75,344
Class M2, 1.5238% 9/25/37 (e)(j)	150,688	67,810
Class M4, 2.0738% 9/25/37 (e)(j)	397,109	158,844
Class M5, 2.2238% 9/25/37 (e)(j)	397,109	148,916
Class M6, 2.4238% 9/25/37 (e)(j)	397,207	139,023
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(l)	4,989,665	54,886
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(e)(l)	13,438,796	806,328
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (e)(j)	102,211	58,332
Class H, 1.1113% 3/15/19 (e)(j)	68,774	30,948
Class J, 1.3113% 3/15/19 (e)(j)	51,667	20,667
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (e)(j)	52,963	32,896
Class E, 0.755% 3/15/22 (e)(j)	275,033	161,276
Class F, 0.805% 3/15/22 (e)(j)	168,653	94,474
Class G, 0.855% 3/15/22 (e)(j)	43,346	23,557
Class H, 1.005% 3/15/22 (e)(j)	52,963	23,833
Class J, 1.155% 3/15/22 (e)(j)	52,963	21,185
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	$ 625,000	$ 627,572
Series 2007-PW17 Class A1, 5.282% 6/11/50	1,592,725	1,523,622
Series 2002-TOP8 Class X2, 2.0827% 8/15/38 (e)(j)(l)	5,909,417	180,069
Series 2003-PWR2 Class X2, 0.4666% 5/11/39 (e)(j)(l)	15,824,019	165,584
Series 2004-PWR6 Class X2, 0.6189% 11/11/41 (e)(j)(l)	6,225,449	117,309
Series 2005-PWR9 Class X2, 0.3886% 9/11/42 (e)(j)(l)	42,430,192	500,031
Series 2007-T28 Class A1, 5.422% 9/11/42	703,912	674,600
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (e)(j)	138,929	60,326
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.908% 5/15/35 (e)(j)(l)	36,834,967	1,454,429
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (e)(j)	56,376	17,477
Class H, 0.825% 11/15/36 (e)(j)	45,122	13,537
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (e)	564,818	546,210
Series 2004-C2 Class XP, 0.8937% 10/15/41 (e)(j)(l)	8,219,154	157,957
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4227% 10/15/48 (j)(l)	60,171,351	948,276
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (j)	685,440	660,494
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (e)(j)	120,571	57,042
Class E, 0.825% 4/15/17 (e)(j)	38,383	17,967
Class F, 0.865% 4/15/17 (e)(j)	21,773	9,645
Class G, 1.005% 4/15/17 (e)(j)	21,773	9,432
Class H, 1.075% 4/15/17 (e)(j)	21,773	8,891
Class J, 1.305% 4/15/17 (e)(j)	16,697	7,538
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (e)(j)	49,344	16,488
Class G, 0.9613% 11/15/17 (e)(j)	34,203	10,662
Series 2004-LBN2 Class X2, 0.8624% 3/10/39 (e)(j)(l)	2,207,447	32,775
Series 2005-LP5 Class XP, 0.3666% 5/10/43 (j)(l)	15,117,739	99,682
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	$ 201,378	$ 200,969
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6637% 12/15/39 (j)(l)	45,122,289	1,065,545
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.645% 9/15/18 (l)	16,805,025	339,845
Series 2003-C3 Class ASP, 1.6988% 5/15/38 (e)(j)(l)	16,672,414	303,581
Series 2004-C1 Class ASP, 0.9364% 1/15/37 (e)(j)(l)	11,393,170	189,000
Series 2005-C1 Class ASP, 0.3423% 2/15/38 (e)(j)(l)	17,184,486	129,793
Series 2005-C2 Class ASP, 0.5505% 4/15/37 (e)(j)(l)	13,881,778	187,269
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (e)(j)	236,650	70,995
0.7313% 2/15/22 (e)(j)	84,521	21,130
Class F, 0.7813% 2/15/22 (e)(j)	169,020	37,184
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,594,951	1,599,294
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,095,521
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0537% 5/15/33 (e)(j)(l)	10,434,363	195,796
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,851,832	1,673,323
Series 2004-C3 Class X2, 0.6604% 12/10/41 (j)(l)	9,798,591	116,415
Series 2006-C1 Class XP, 0.1363% 11/10/45 (j)(l)	20,466,988	111,183
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.9758% 1/5/36 (e)(j)(l)	15,615,079	215,241
Series 2005-GG3 Class XP, 0.7646% 8/10/42 (e)(j)(l)	38,512,299	660,278
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(l)	97,158,551	1,369,936
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.885% 6/6/20 (e)(j)	105,970	60,403
Series 2007-EOP:
Class C, 0.765% 3/6/20 (e)(j)	720,000	460,800
Class D, 0.815% 3/6/20 (e)(j)	215,000	137,600
Class E, 0.885% 3/6/20 (e)(j)	360,000	226,800
Class F, 0.925% 3/6/20 (e)(j)	180,000	109,800
Class G, 0.965% 3/6/20 (e)(j)	90,000	54,000
Class H, 1.095% 3/6/20 (e)(j)	150,000	90,000
Class J, 1.295% 3/6/20 (e)(j)	215,000	122,550
Commercial Mortgage Securities - continued
	Principal Amount	Value
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (e)	$ 266,578	$ 276,411
Series 2000-HLTA Class D, 7.555% 10/3/15 (e)	1,275,000	1,362,830
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (e)	69,603	70,305
Class B, 7.3% 8/3/15 (e)	505,000	514,383
Class D, 7.97% 8/3/15 (e)	425,000	435,023
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	511,775	505,148
Series 2002-C3 Class X2, 1.1342% 7/12/35 (e)(j)(l)	4,475,450	37,290
Series 2003-CB7 Class X2, 0.7683% 1/12/38 (e)(j)(l)	3,130,372	37,423
Series 2003-LN1 Class X2, 0.6341% 10/15/37 (e)(j)(l)	19,040,052	185,774
Series 2004-C1 Class X2, 0.9723% 1/15/38 (e)(j)(l)	2,944,185	47,355
Series 2004-CB8 Class X2, 1.1064% 1/12/39 (e)(j)(l)	4,040,551	67,153
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (e)(j)	29,296	13,769
Class E, 0.7413% 11/15/18 (e)(j)	41,514	18,681
Class F, 0.7913% 11/15/18 (e)(j)	62,265	27,397
Class G, 0.8213% 11/15/18 (e)(j)	54,115	22,728
Class H, 0.9613% 11/15/18 (e)(j)	41,514	16,606
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (j)	961,639	935,801
Series 2008-C2 Class A1, 5.017% 2/12/51	513,979	487,349
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	1,167,749	1,164,612
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	663,679	648,634
Series 2006-C7 Class A1, 5.279% 11/15/38	307,493	299,971
Series 2007-C1 Class A1, 5.391% 2/15/40 (j)	403,501	394,528
Series 2007-C2 Class A1, 5.226% 2/15/40	385,495	376,136
Series 2002-C4 Class XCP, 1.3959% 10/15/35 (e)(j)(l)	9,386,557	74,735
Series 2002-C7 Class XCP, 0.9632% 1/15/36 (e)(j)(l)	6,724,444	54,434
Series 2003-C1 Class XCP, 1.2936% 12/15/36 (e)(j)(l)	4,200,213	52,154
Series 2004-C2 Class XCP, 0.8376% 3/15/36 (e)(j)(l)	6,373,742	124,747
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C6 Class XCP, 0.6492% 8/15/36 (e)(j)(l)	$ 9,461,807	$ 117,874
Series 2005-C7 Class XCP, 0.1676% 11/15/40 (j)(l)	73,994,079	436,728
Series 2006-C1 Class XCP, 0.308% 2/15/41 (j)(l)	55,680,894	603,046
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (j)(l)	26,139,968	564,521
Series 2007-C1 Class XCP, 0.4751% 2/15/40 (j)(l)	10,274,564	163,650
Series 2007-C2 Class XCP, 0.5002% 2/15/40 (j)(l)	49,695,301	896,926
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.5408% 7/14/16 (e)(j)(l)	11,812,293	126,898
Series 2001-WM, 6.754% 7/14/16 (e)	1,085,000	978,870
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (e)(j)	145,070	59,632
Class G, 0.815% 9/15/21 (e)(j)	286,588	104,858
Class H, 0.855% 9/15/21 (e)(j)	73,934	25,570
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5454% 7/12/34 (e)(j)(l)	3,931,968	22,221
Series 2005-MCP1 Class XP, 0.5561% 6/12/43 (j)(l)	13,041,162	226,890
Series 2005-MKB2 Class XP, 0.2538% 9/12/42 (j)(l)	6,482,678	40,998
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	427,922	416,976
Series 2007-8 Class A1, 4.622% 8/12/49	689,274	657,256
Series 2006-4 Class XP, 0.6219% 12/12/49 (j)(l)	20,761,780	474,600
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (e)(j)	104,414	10,441
Series 2007-XCLA Class A1, 0.662% 7/17/17 (e)(j)	347,799	191,289
Series 2007-XLCA Class B, 0.9613% 7/17/17 (e)(j)	197,974	17,818
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (e)(j)	84,694	21,174
Class E, 0.712% 10/15/20 (e)(j)	105,926	21,185
Class F, 0.762% 10/15/20 (e)(j)	63,569	11,442
Class G, 0.802% 10/15/20 (e)(j)	78,581	11,787
Class H, 0.892% 10/15/20 (e)(j)	49,464	4,946
Class J, 1.042% 10/15/20 (e)(j)	56,462	4,517
Class MHRO, 1.152% 10/15/20 (e)(j)	22,950	2,525
Class MJPM, 1.462% 10/15/20 (e)(j)	7,766	699
Class MSTR, 1.162% 10/15/20 (e)(j)	14,148	1,981
Class NHRO, 1.352% 10/15/20 (e)(j)	33,519	3,017
Class NSTR, 1.312% 10/15/20 (e)(j)	13,176	1,449
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.9046% 4/15/38 (e)(j)(l)	$ 6,047,521	$ 108,231
Series 2006-HQ8 Class A1, 5.124% 3/12/44	191,719	189,813
Series 2006-T23 Class A1, 5.682% 8/12/41	496,908	480,903
Series 2007-HQ11 Class A1, 5.246% 2/20/44	695,735	675,564
Series 2003-IQ6 Class X2, 0.5824% 12/15/41 (e)(j)(l)	12,134,174	173,292
Series 2005-HQ5 Class X2, 0.2375% 1/14/42 (j)(l)	14,114,670	90,004
Series 2005-IQ9 Class X2, 1.0444% 7/15/56 (e)(j)(l)	12,908,616	311,271
Series 2005-TOP17 Class X2, 0.5794% 12/13/41 (j)(l)	9,130,627	162,900
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (e)(j)	270,216	21,617
Class D, 1.1613% 7/17/17 (e)(j)	127,146	8,900
Class E, 1.2613% 7/17/17 (e)(j)	103,321	6,199
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.327% 3/12/35 (e)(j)(l)	9,955,515	231,079
Series 2003-TOP9 Class X2, 1.4362% 11/13/36 (e)(j)(l)	5,194,394	130,787
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (e)(j)	274,263	224,896
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (e)(j)	161,978	89,088
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (e)(j)	176,861	72,513
Class F, 0.795% 8/11/18 (e)(j)	238,334	71,500
Class G, 0.815% 8/11/18 (e)(j)	225,785	56,446
Class J, 0.9331% 8/11/18 (e)(j)	50,198	18,071
Class X1A, 0.0239% 9/15/21 (e)(j)(l)	359,324	3
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (e)(j)	11,855	2,964
Class AP2, 1.255% 6/15/20 (e)(j)	19,414	3,883
Class F, 0.935% 6/15/20 (e)(j)	376,985	120,635
Class LXR2, 1.255% 6/15/20 (e)(j)	257,008	38,551
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	2,650,553	2,506,054
Series 2007-C30 Class A1, 5.031% 12/15/43	665,108	646,879
Series 2007-C31 Class A1, 5.14% 4/15/47	452,777	440,310
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C18 Class XP, 0.3252% 4/15/42 (e)(j)(l)	$ 19,778,807	$ 174,724
Series 2005-C20 Class A3SF, 0.4588% 7/15/42 (j)	1,332,935	1,189,479
Series 2006-C23 Class X, 0.0807% 1/15/45 (e)(j)(l)	259,571,789	1,127,684
Series 2006-C24 Class XP, 0.0768% 3/15/45 (e)(j)(l)	44,853,665	189,372
Series 2007-C30 Class XP, 0.4336% 12/15/43 (e)(j)(l)	50,509,717	827,536
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,925,031)		55,645,381
Commercial Paper - 1.0%

Bank of Nova Scotia yankee 0.76% 5/12/09	2,000,000	1,995,901
HVB U.S. Finance, Inc. yankee 1.4% 3/9/09	1,480,000	1,479,855
Lloyds TSB Bank PLC yankee 1.15% 5/11/09	4,000,000	3,991,986
Rabobank USA Financial Corp. yankee 0.9% 8/10/09	4,000,000	3,988,283
TOTAL COMMERCIAL PAPER (Cost $11,450,900)		11,456,025
Fixed-Income Funds - 0.3%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k) (Cost $4,775,182)	47,909	3,398,205
Cash Equivalents - 9.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	$ 8,168,176	8,168,000
0.28%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (a)	101,752,374	101,750,000
TOTAL CASH EQUIVALENTS (Cost $109,918,000)		109,918,000
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $1,384,047,682)		1,319,914,416
NET OTHER ASSETS - (10.3)%		(123,079,751)
NET ASSETS - 100%		$ 1,196,834,665
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
95 Eurodollar 90 Day Index Contracts	March 2009	$ 94,694,219	$ 504,389
92 Eurodollar 90 Day Index Contracts	June 2009	91,699,850	220,158
92 Eurodollar 90 Day Index Contracts	Sept. 2009	91,683,750	227,758
49 Eurodollar 90 Day Index Contracts	Dec. 2009	48,810,738	(12,232)
49 Eurodollar 90 Day Index Contracts	March 2010	48,795,425	(11,170)
TOTAL EURODOLLAR CONTRACTS			$ 928,903
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (i)

	Nov. 2034	$ 362,000	$ (335,276)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (i)	Oct. 2034	119,687	(64,278)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (i)	May 2033	362,000	(304,161)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	105,811	(97,196)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (i)

	August 2034	$ 87,388	$ (51,382)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (i)	Oct. 2034	108,324	(64,182)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (i)	April 2032	31,876	(25,904)

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (i)

	March 2034	$ 26,379	$ (1,759)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (i)	Feb. 2034	1,009	(953)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27 (Rating-Baa2) (i)	March 2009	1,000,000	(340)
		$ 2,204,474	$ (945,431)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,625,051 or 6.4% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $13,545,486 or 1.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $455,011.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,300,031.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,780,811 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,132,642
(n) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o) Non-income producing.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,168,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 3,202,673
UBS Securities LLC	4,965,327
$ 8,168,000
$101,750,000 due 3/02/09 at 0.28%
J.P. Morgan Securities, Inc.	$ 101,750,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 91,860
Fidelity Ultra-Short Central Fund	542,289
Total	$ 634,149
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 6,291,778	$ 91,859	$ 2,298,181	$ 3,398,205	0.4%
Fidelity Ultra-Short Central Fund	76,202,764	-	64,126,624*	-	0.0%
Total	$ 82,494,542	$ 91,859	$ 66,424,805	$ 3,398,205
* Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,319,914,416	$ 3,398,205	$ 1,296,911,348	$ 19,604,863
Other Financial Instruments*	$ (16,528)	$ 928,903	$ (355,884)	$ (589,547)
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,559,315	$ (1,233,143)
Total Realized Gain (Loss)	29,878	-
Total Unrealized Gain (Loss)	(9,640,355)	718,552
Cost of Purchases	5,259,619	-
Proceeds of Sales	(1,266,337)	-
Amortization/Accretion	(628,234)	-
Transfer in/out of Level 3	23,290,977	(74,956)
Ending Balance	$ 19,604,863	$ (589,547)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $19,366.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $13,532,123 of which $6,438,298, $4,621,616, $1,110,250 and $1,361,959 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $22,088,797 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $99,755,000 and repurchase agreements of $109,918,000) - See accompanying schedule: Unaffiliated issuers (cost $1,379,272,500)	$ 1,316,516,211
Fidelity Central Funds (cost $4,775,182)	3,398,205
Total Investments (cost $1,384,047,682)		$ 1,319,914,416
Cash		65,223
Receivable for investments sold		22,854,218
Receivable for swap agreements		5,225
Receivable for fund shares sold		1,522,397
Interest receivable		6,512,166
Distributions receivable from Fidelity Central Funds		9,878
Prepaid expenses		11,891
Total assets		1,350,895,414

Liabilities
Payable for investments purchased
Regular delivery	$ 3,140,243
Delayed delivery	42,657,708
Payable for swap agreements	552,911
Payable for fund shares redeemed	4,036,969
Distributions payable	165,302
Unrealized depreciation on swap agreements	945,431
Accrued management fee	325,293
Distribution fees payable	167,787
Payable for daily variation on futures contracts	413
Other affiliated payables	238,874
Other payables and accrued expenses	79,818
Collateral on securities loaned, at value	101,750,000
Total liabilities		154,060,749

Net Assets		$ 1,196,834,665
Net Assets consist of:
Paid in capital		$ 1,324,587,000
Undistributed net investment income		1,136,164
Accumulated undistributed net realized gain (loss) on investments		(64,738,707)
Net unrealized appreciation (depreciation) on investments		(64,149,792)
Net Assets		$ 1,196,834,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($275,529,961 ÷ 31,827,444 shares)	$ 8.66

Maximum offering price per share (100/98.50 of $8.66)	$ 8.79
Class T: Net Asset Value and redemption price per share ($267,576,604 ÷ 30,880,368 shares)	$ 8.66

Maximum offering price per share (100/98.50 of $8.66)	$ 8.79
Class B: Net Asset Value and offering price per share ($12,563,850 ÷ 1,456,263 shares)A	$ 8.63

Class C: Net Asset Value and offering price per share ($107,987,298 ÷ 12,464,493 shares)A	$ 8.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($533,176,952 ÷ 61,355,547 shares)	$ 8.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2009

Investment Income
Interest		$ 21,855,717
Income from Fidelity Central Funds		634,149
Total income		22,489,866

Expenses
Management fee	$ 2,036,417
Transfer agent fees	1,272,220
Distribution fees	1,009,781
Accounting and security lending fees	224,249
Custodian fees and expenses	19,060
Independent trustees' compensation	2,451
Registration fees	56,002
Audit	88,500
Legal	2,162
Miscellaneous	12,952
Total expenses before reductions	4,723,794
Expense reductions	(6,202)	4,717,592
Net investment income		17,772,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	184,047
Fidelity Central Funds	(28,977,784)
Futures contracts	1,682,875
Swap agreements	129,730
Total net realized gain (loss)		(26,981,132)
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,690,035)
Futures contracts	(563,782)
Swap agreements	844,038
Total change in net unrealized appreciation (depreciation)		(13,409,779)
Net gain (loss)		(40,390,911)
Net increase (decrease) in net assets resulting from operations		$ (22,618,637)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,772,274	$ 54,585,898
Net realized gain (loss)	(26,981,132)	(24,447,492)
Change in net unrealized appreciation (depreciation)	(13,409,779)	(22,462,426)
Net increase (decrease) in net assets resulting from operations	(22,618,637)	7,675,980
Distributions to shareholders from net investment income	(16,520,027)	(54,115,364)
Share transactions - net increase (decrease)	(138,734,810)	(18,385,435)
Total increase (decrease) in net assets	(177,873,474)	(64,824,819)

Net Assets
Beginning of period	1,374,708,139	1,439,532,958
End of period (including undistributed net investment income of $1,136,164 and distributions in excess of net investment income of $116,083, respectively)	$ 1,196,834,665	$ 1,374,708,139

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44
Income from Investment Operations
Net investment income E	.120	.364	.414	.305	.281	.202	.261
Net realized and unrealized gain (loss)	(.289)	(.315)	(.154)	.002	(.204)	.040	.128
Total from investment operations	(.169)	.049	.260	.307	.077	.242	.389
Distributions from net investment income	(.111)	(.359)	(.400)	(.307)	(.279)	(.192)	(.279)
Distributions from net realized gain	-	-	-	-	(.008)	-	-
Total distributions	(.111)	(.359)	(.400)	(.307)	(.287)	(.192)	(.279)
Net asset value, end of period	$ 8.66	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55
Total Return B, C, D	(1.89)%	.51%	2.79%	3.33%	.81%	2.56%	4.16%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.78%	.78%	.78% A	.85%	.87%	.81%
Expenses net of fee waivers, if any	.79% A	.78%	.78%	.78% A	.85%	.87%	.81%
Expenses net of all reductions	.79% A	.78%	.77%	.78% A	.85%	.87%	.81%
Net investment income	2.77% A	3.98%	4.41%	3.91% A	2.96%	2.13%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,530	$ 342,015	$ 412,412	$ 377,221	$ 369,512	$ 357,760	$ 186,290
Portfolio turnover rate G	277% A	94%	91% K	55% A	94%	87%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income E	.122	.368	.417	.308	.284	.207	.261
Net realized and unrealized gain (loss)	(.290)	(.327)	(.154)	.002	(.194)	.038	.118
Total from investment operations	(.168)	.041	.263	.310	.090	.245	.379
Distributions from net investment income	(.112)	(.361)	(.403)	(.310)	(.282)	(.195)	(.279)
Distributions from net realized gain	-	-	-	-	(.008)	-	-
Total distributions	(.112)	(.361)	(.403)	(.310)	(.290)	(.195)	(.279)
Net asset value, end of period	$ 8.66	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Total Return B, C, D	(1.88)%	.43%	2.82%	3.36%	.95%	2.59%	4.04%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.76%	.75%	.74% A	.81%	.83%	.82%
Expenses net of fee waivers, if any	.77% A	.76%	.75%	.74% A	.81%	.83%	.82%
Expenses net of all reductions	.77% A	.76%	.75%	.74% A	.81%	.83%	.82%
Net investment income	2.79% A	4.01%	4.44%	3.95% A	2.99%	2.16%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,577	$ 334,850	$ 516,227	$ 514,917	$ 544,662	$ 517,440	$ 468,931
Portfolio turnover rate G	277% A	94%	91% K	55% A	94%	87%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46
Income from Investment Operations
Net investment income E	.087	.295	.344	.247	.210	.130	.183
Net realized and unrealized gain (loss)	(.329)	(.326)	(.155)	.002	(.194)	.038	.120
Total from investment operations	(.242)	(.031)	.189	.249	.016	.168	.303
Distributions from net investment income	(.078)	(.289)	(.329)	(.249)	(.208)	(.118)	(.203)
Distributions from net realized gain	-	-	-	-	(.008)	-	-
Total distributions	(.078)	(.289)	(.329)	(.249)	(.216)	(.118)	(.203)
Net asset value, end of period	$ 8.63	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56
Total Return B, C, D	(2.71)%	(.36)%	2.01%	2.68%	.17%	1.77%	3.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.55%	1.54%	1.54% A	1.61%	1.63%	1.61%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.54%	1.54% A	1.60%	1.63%	1.61%
Expenses net of all reductions	1.55% A	1.55%	1.53%	1.53% A	1.60%	1.63%	1.61%
Net investment income	2.01% A	3.22%	3.65%	3.15% A	2.21%	1.36%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,564	$ 11,617	$ 19,895	$ 30,678	$ 39,190	$ 53,502	$ 49,353
Portfolio turnover rate G	277% A	94%	91% K	55% A	94%	87%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income E	.085	.291	.340	.244	.206	.129	.182
Net realized and unrealized gain (loss)	(.299)	(.315)	(.155)	.002	(.204)	.048	.118
Total from investment operations	(.214)	(.024)	.185	.246	.002	.177	.300
Distributions from net investment income	(.076)	(.286)	(.325)	(.246)	(.204)	(.117)	(.200)
Distributions from net realized gain	-	-	-	-	(.008)	-	-
Total distributions	(.076)	(.286)	(.325)	(.246)	(.212)	(.117)	(.200)
Net asset value, end of period	$ 8.66	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55
Total Return B, C, D	(2.39)%	(.29)%	1.98%	2.65%	.02%	1.86%	3.19%
Ratios to Average Net Assets F, I
Expenses before reductions	1.60% A	1.58%	1.57%	1.58% A	1.64%	1.65%	1.64%
Expenses net of fee waivers, if any	1.60% A	1.58%	1.57%	1.58% A	1.64%	1.65%	1.64%
Expenses net of all reductions	1.60% A	1.58%	1.57%	1.57% A	1.64%	1.65%	1.64%
Net investment income	1.96% A	3.18%	3.62%	3.12% A	2.16%	1.34%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,987	$ 97,150	$ 129,105	$ 156,364	$ 194,992	$ 273,166	$ 359,779
Portfolio turnover rate G	277% A	94%	91% K	55% A	94%	87%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 G

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income D	.132	.385	.435	.321	.301	.225	.278
Net realized and unrealized gain (loss)	(.260)	(.324)	(.154)	.003	(.194)	.038	.119
Total from investment operations	(.128)	.061	.281	.324	.107	.263	.397
Distributions from net investment income	(.122)	(.381)	(.421)	(.324)	(.299)	(.213)	(.297)
Distributions from net realized gain	-	-	-	-	(.008)	-	-
Total distributions	(.122)	(.381)	(.421)	(.324)	(.307)	(.213)	(.297)
Net asset value, end of period	$ 8.69	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Total Return B, C	(1.43)%	.65%	3.02%	3.51%	1.14%	2.78%	4.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54%	.55%	.57% A	.63%	.64%	.63%
Expenses net of fee waivers, if any	.54% A	.54%	.55%	.57% A	.63%	.64%	.63%
Expenses net of all reductions	.54% A	.54%	.55%	.57% A	.63%	.64%	.63%
Net investment income	3.02% A	4.23%	4.64%	4.12% A	3.18%	2.35%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 533,177	$ 589,076	$ 361,894	$ 224,908	$ 151,257	$ 98,505	$ 91,138
Portfolio turnover rate F	277% A	94%	91% J	55% A	94%	87%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,144,009
Unrealized depreciation	(74,799,397)
Net unrealized appreciation (depreciation)	$ (63,655,388)
Cost for federal income tax purposes	$ 1,383,569,804

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

(buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $2,204,474 representing 0.2% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $67,400,338 and $193,118,279, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.15%	$ 235,443	$ 6,369
Class T	-%	.15%	223,672	4,264
Class B	.65%	.25%	57,981	42,119
Class C	.75%	.25%	492,685	40,588
			$ 1,009,781	$ 93,340

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,956
Class T	7,064
Class B*	23,671
Class C*	10,299
$ 57,990

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 394,567.25
Class T	340,704.23
Class B	16,268.25
Class C	100,838.21
Institutional Class	419,843.15
	$ 1,272,220

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $38,383,060 in return for 613,870 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,941 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $174,359.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,202.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements - continued

10. Other - continued

In March 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 4,031,155	$ 15,639,258
Class T	3,865,297	17,927,649
Class B	115,075	501,393
Class C	850,140	3,571,643
Institutional Class	7,658,360	16,475,421
Total	$ 16,520,027	$ 54,115,364

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	5,300,214	11,302,265	$ 46,139,585	$ 103,603,312
Reinvestment of distributions	416,206	1,539,856	3,634,570	14,071,246
Shares redeemed	(12,158,131)	(19,150,281)	(106,416,026)	(174,320,632)
Net increase (decrease)	(6,441,711)	(6,308,160)	$ (56,641,871)	$ (56,646,074)
Class T
Shares sold	3,671,556	10,974,663	$ 31,961,366	$ 100,897,906
Reinvestment of distributions	402,031	1,767,638	3,513,880	16,191,013
Shares redeemed	(10,632,998)	(31,063,213)	(93,248,596)	(283,101,603)
Net increase (decrease)	(6,559,411)	(18,320,912)	$ (57,773,350)	$ (166,012,684)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class B
Shares sold	849,795	661,531	$ 7,404,271	$ 6,072,366
Reinvestment of distributions	9,301	41,928	81,263	384,593
Shares redeemed	(700,372)	(1,552,588)	(6,131,754)	(14,215,142)
Net increase (decrease)	158,724	(849,129)	$ 1,353,780	$ (7,758,183)
Class C
Shares sold	3,857,523	1,924,284	$ 33,588,455	$ 17,674,887
Reinvestment of distributions	65,830	261,023	575,404	2,389,857
Shares redeemed	(2,317,232)	(5,267,046)	(20,328,992)	(48,161,144)
Net increase (decrease)	1,606,121	(3,081,739)	$ 13,834,867	$ (28,096,400)
Institutional Class
Shares sold	15,686,339	38,519,700	$ 137,902,531	$ 347,579,198
Reinvestment of distributions	818,523	1,561,667	7,155,382	14,241,593
Shares redeemed	(21,019,905)	(13,302,803)	(184,566,149)	(121,692,885)
Net increase (decrease)	(4,515,043)	26,778,564	$ (39,508,236)	$ 240,127,906

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2009 and for the year ended August 31, 2008, and the financial highlights for the six months ended February 28, 2009 and for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2009 and for the year ended August 31, 2008, and the financial highlights for the six months ended February 28, 2009 and for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 8, 2009

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFI-USAN-0409
1.784905.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Short Fixed-Income
Fund - Institutional Class

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that in the underlying Fidelity Central Funds, will indirectly bear its pro appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholderrata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.79%
Actual		$ 1,000.00	$ 981.10	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class T	.77%
Actual		$ 1,000.00	$ 981.20	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.55%
Actual		$ 1,000.00	$ 972.90	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.60%
Actual		$ 1,000.00	$ 976.10	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Institutional Class	.54%
Actual		$ 1,000.00	$ 985.70	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations†† 68.7%	U.S. Government and U.S. Government Agency Obligations 53.4%
AAA 8.7%	AAA 12.6%
AA 4.4%	AA 4.9%
A 6.9%	A 7.8%
BBB 9.8%	BBB 13.4%
BB and Below 1.3%	BB and Below 0.8%
Not Rated 0.3%	Not Rated 0.3%
Short-Term Investments and Net Other Assets † (0.1)%	Short-Term Investments and Net Other Assets 6.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	2.3	1.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	1.7	1.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Corporate Bonds 14.8%		Corporate Bonds 16.5%
	U.S. Government and U.S. Government Agency Obligations†† 68.7%		U.S. Government and U.S. Government Agency Obligations 53.4%
	Asset-Backed Securities 9.3%		Asset-Backed Securities 13.1%
	CMOs and Other Mortgage Related Securities 7.3%		CMOs and Other Mortgage Related Securities 10.2%
	Short-Term Investments and Net Other Assets† (0.1)%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	4.4%	** Foreign investments	6.4%
* Futures and Swaps	8.1%	** Futures and Swaps	16.1%

† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Includes FDIC Guaranteed Corporate Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 5.75% 8/10/09	$ 4,820,000	$ 4,786,877
Media - 0.7%
AOL Time Warner, Inc. 6.75% 4/15/11	1,000,000	1,014,834
Comcast Cable Communications, Inc. 6.75% 1/30/11	2,645,000	2,740,725
Comcast Corp. 5.85% 1/15/10	2,000,000	2,024,738
Time Warner Cable, Inc. 5.4% 7/2/12	1,245,000	1,197,806
Viacom, Inc. 5.75% 4/30/11	860,000	833,955
		7,812,058
TOTAL CONSUMER DISCRETIONARY		12,598,935
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Kraft Foods, Inc. 5.625% 8/11/10	2,810,000	2,886,997
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	1,865,000	1,854,312
Chevron Corp. 3.45% 3/3/12	3,121,000	3,128,703
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (e)	2,092,117	1,956,925
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,045,000
7.5% 10/1/09	1,525,000	1,553,783
Enterprise Products Operating LP 4.625% 10/15/09	3,070,000	3,054,963
Petroleum Export Ltd.:
4.623% 6/15/10 (e)	505,000	467,600
4.633% 6/15/10 (e)	303,333	280,890
		14,342,176
FINANCIALS - 5.1%
Capital Markets - 1.0%
Bear Stearns Companies, Inc.:
3.25% 3/25/09	1,565,000	1,565,059
5.85% 7/19/10	4,015,000	4,049,401
Credit Suisse USA, Inc. 0.5275% 6/5/09 (j)	2,875,000	2,852,630
Janus Capital Group, Inc. 6.125% 9/15/11	955,000	668,353
Morgan Stanley:
5.05% 1/21/11	1,283,000	1,265,310
6.75% 4/15/11	1,695,000	1,701,946
		12,102,699
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 1.6%
American Express Bank FSB 0.5369% 4/26/10 (j)	$ 1,576,000	$ 1,470,025
Bank of America NA 1.8219% 5/12/10 (j)	2,350,000	2,295,957
Bank One Corp. 7.875% 8/1/10	885,000	913,184
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,036,705
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (e)(j)	147,614	116,615
HSBC Holdings PLC:
1.6125% 10/6/16 (j)	145,000	116,276
7.5% 7/15/09	1,215,000	1,220,458
Korea Development Bank 3.875% 3/2/09	1,600,000	1,600,000
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (e)(j)	91,476	76,528
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,299,851
Santander Issuances SA Unipersonal 1.885% 6/20/16 (e)(j)	442,865	333,450
Sovereign Bank 2.88% 8/1/13 (j)	207,598	154,820
US Bancorp 4.5% 7/29/10	1,120,000	1,131,342
Wachovia Corp. 1.2244% 10/15/11 (j)	1,598,000	1,417,824
Wells Fargo & Co. 3.98% 10/29/10	5,710,000	5,555,636
		19,738,671
Consumer Finance - 0.8%
Capital One Financial Corp. 2.4694% 9/10/09 (j)	1,576,000	1,517,447
Household Finance Corp.:
4.125% 11/16/09	2,280,000	2,261,117
4.75% 5/15/09	1,563,000	1,565,012
MBNA Capital I 8.278% 12/1/26	1,200,000	660,000
Nelnet, Inc.:
5.125% 6/1/10	550,000	333,398
7.4% 9/29/36 (j)	2,860,000	429,000
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)	2,090,000	1,963,674
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)	638,108	543,058
		9,272,706
Diversified Financial Services - 0.6%
Bank of America Corp.:
4.375% 12/1/10	859,000	799,845
7.4% 1/15/11	275,000	255,305
7.8% 2/15/10	522,000	495,783
BTM Curacao Holding NV 1.8975% 12/19/16 (e)(j)	239,868	185,359
Citigroup Funding, Inc. 0.4731% 4/23/09 (j)	1,125,000	1,111,368
Citigroup, Inc. 1.3356% 5/18/11 (j)	1,200,000	1,003,985
Iberbond 2004 PLC 4.826% 12/24/17 (m)	2,198,532	1,780,811
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (j)	$ 270,000	$ 146,679
JPMorgan Chase & Co. 4.891% 9/1/15 (j)	2,440,000	1,959,647
		7,738,782
Insurance - 0.2%
Metropolitan Life Global Funding I 2.2163% 6/25/10 (e)(j)	2,105,000	1,999,540
Real Estate Investment Trusts - 0.7%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,910,000	2,570,505
Colonial Properties Trust 4.75% 2/1/10	1,245,000	1,190,434
Developers Diversified Realty Corp. 5% 5/3/10	1,310,000	917,000
Duke Realty LP:
5.25% 1/15/10	615,000	586,364
5.625% 8/15/11	915,000	779,586
6.95% 3/15/11	719,000	636,178
Mack-Cali Realty LP 7.25% 3/15/09	520,000	519,077
Simon Property Group LP 4.6% 6/15/10	1,130,000	1,082,496
		8,281,640
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4.125% 9/15/09	1,163,000	1,152,317
Independence Community Bank Corp. 3.585% 6/20/13 (j)	1,123,347	808,810
		1,961,127
TOTAL FINANCIALS		61,095,165
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
4.125% 8/15/09	675,000	675,128
5.125% 11/15/10	1,643,000	1,619,388
		2,294,516
Pharmaceuticals - 0.1%
Roche Holdings, Inc. 4.5% 3/1/12 (e)	1,600,000	1,626,298
TOTAL HEALTH CARE		3,920,814
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	$ 2,600,000	$ 2,593,872
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	3,934,468
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	110,680	109,020
6.978% 10/1/12	46,555	43,063
7.024% 4/15/11	2,000,000	1,940,000
Continental Airlines, Inc. 7.056% 3/15/11	749,000	726,530
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,505,175
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	266,743	258,740
6.201% 3/1/10	216,822	204,897
6.602% 9/1/13	525,364	496,469
7.186% 10/1/12	651,521	623,832
		5,907,726
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (j)	338,969	304,104
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	1,265,000	1,260,597
5.625% 1/15/12	3,030,000	2,671,536
		3,932,133
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.15% 10/15/10	2,900,000	2,969,385
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (e)	980,000	1,005,200
		3,974,585
TOTAL INDUSTRIALS		20,646,888
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 4.25% 2/24/12	1,820,000	1,842,512
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 2.2463% 6/15/10 (j)	393,509	341,842
TOTAL INFORMATION TECHNOLOGY		2,184,354
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	$ 1,765,000	$ 1,775,611
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,795,610
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,086,044
SBC Communications, Inc. 5.875% 2/1/12	486,000	502,184
Telecom Italia Capital SA 4% 1/15/10	4,770,000	4,687,116
Telefonica Emisiones SAU 5.984% 6/20/11	4,000,000	4,137,596
Telefonos de Mexico SA de CV 4.75% 1/27/10	2,455,000	2,479,550
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,627,374
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,516,793
		24,607,878
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV 4.125% 3/1/09	3,925,000	3,925,000
Verizon Wireless Capital LLC 5.25% 2/1/12 (e)	1,252,000	1,234,202
Vodafone Group PLC:
5.5% 6/15/11	3,380,000	3,427,641
7.75% 2/15/10	950,000	987,376
		9,574,219
TOTAL TELECOMMUNICATION SERVICES		34,182,097
UTILITIES - 2.1%
Electric Utilities - 1.1%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,008,844
Entergy Corp. 7.75% 12/15/09 (e)	2,500,000	2,396,203
Exelon Corp. 4.45% 6/15/10	3,750,000	3,713,591
Pepco Holdings, Inc. 4% 5/15/10	1,125,000	1,099,451
Progress Energy, Inc. 7.1% 3/1/11	2,181,000	2,240,266
Southern Co. 1.9513% 8/20/10 (j)	2,505,000	2,441,123
		12,899,478
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 6.125% 9/1/09	3,035,000	3,036,942
PSEG Power LLC 3.75% 4/1/09	1,415,000	1,415,218
		4,452,160
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.9213% 6/17/10 (j)	1,505,000	1,459,585
6.3% 9/30/66 (j)	1,680,000	991,200
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,614,946
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
KeySpan Corp. 7.625% 11/15/10	$ 790,000	$ 823,415
NiSource Finance Corp. 7.875% 11/15/10	780,000	763,912
NSTAR 8% 2/15/10	715,000	743,078
Sempra Energy 4.75% 5/15/09	1,055,000	1,055,093
		7,451,229
TOTAL UTILITIES		24,802,867
TOTAL NONCONVERTIBLE BONDS (Cost $184,306,366)		176,660,293
U.S. Government and Government Agency Obligations - 58.0%

U.S. Government Agency Obligations - 18.9%
Fannie Mae:
0% 9/25/09	14,920,000	14,869,391
1.75% 3/23/11	31,250,000	31,295,938
2% 1/9/12	23,230,000	23,333,699
2.75% 2/5/14	3,063,000	3,061,919
3% 7/12/10	53,000,000	54,110,774
3.625% 8/15/11	12,000,000	12,599,448
Freddie Mac:
1.5% 1/7/11	75,303,000	75,235,980
2.125% 3/23/12	12,185,000	12,175,106
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		226,682,255
U.S. Treasury Obligations - 38.0%
U.S. Treasury Notes:
0.875% 1/31/11 (d)(n)	161,691,000	161,343,002
0.875% 2/28/11 (n)	21,384,000	21,314,107
1.125% 12/15/11	68,378,000	68,020,110
1.25% 11/30/10	63,447,000	63,744,566
1.375% 2/15/12	12,000,000	11,987,760
1.75% 11/15/11	11,568,000	11,705,428
4.625% 8/31/11	14,209,000	15,407,884
4.875% 5/31/11 (g)(h)	86,098,000	93,275,043
4.875% 7/31/11	6,861,000	7,468,308
TOTAL U.S. TREASURY OBLIGATIONS		454,266,208
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 1.1%
Bank of America Corp. 1.4744% 4/30/12 (FDIC Guaranteed) (f)(j)	$ 1,000,000	$ 1,004,479
Goldman Sachs Group, Inc.:
1.4913% 11/9/11 (FDIC Guaranteed) (f)(j)	4,220,000	4,214,311
1.625% 7/15/11 (FDIC Guaranteed) (f)	2,120,000	2,109,470
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (f)	4,010,000	4,011,091
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (f)	2,140,000	2,206,135
TOTAL OTHER GOVERNMENT RELATED		13,545,486
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $690,381,662)		694,493,949
U.S. Government Agency - Mortgage Securities - 8.0%

Fannie Mae - 6.6%
4.082% 6/1/35 (j)	251,976	253,566
4.175% 5/1/35 (j)	1,100,695	1,105,259
4.263% 7/1/35 (j)	213,801	215,895
4.291% 5/1/33 (j)	25,872	26,084
4.303% 3/1/33 (j)	54,501	55,400
4.318% 7/1/35 (j)	338,552	341,961
4.331% 2/1/35 (j)	391,353	393,904
4.34% 1/1/35 (j)	125,926	128,011
4.361% 10/1/37 (j)	694,042	707,302
4.376% 2/1/35 (j)	912,424	926,660
4.38% 7/1/33 (j)	642,775	653,808
4.405% 8/1/35 (j)	186,021	187,568
4.423% 5/1/35 (j)	64,309	65,250
4.43% 6/1/35 (j)	651,121	658,051
4.432% 3/1/35 (j)	182,064	185,008
4.455% 2/1/35 (j)	1,295,780	1,314,087
4.456% 7/1/35 (j)	3,213,080	3,197,563
4.487% 10/1/33 (j)	968,055	968,389
4.548% 10/1/33 (j)	82,508	83,306
4.55% 10/1/35 (j)	1,506,202	1,525,812
4.552% 5/1/35 (j)	1,955,206	1,992,200
4.562% 6/1/33 (j)	1,142,178	1,167,042
4.576% 7/1/35 (j)	1,740,987	1,774,526
4.6% 10/1/33 (j)	89,527	89,761
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.649% 10/1/35 (j)	$ 233,098	$ 235,205
4.667% 7/1/35 (j)	385,783	393,160
4.686% 10/1/34 (j)	576,981	581,742
4.688% 7/1/35 (j)	561,349	572,465
4.701% 11/1/35 (j)	738,331	755,604
4.739% 8/1/35 (j)	643,955	653,545
4.742% 12/1/34 (j)	98,409	99,521
4.747% 4/1/35 (j)	39,034	39,663
4.77% 7/1/35 (j)	5,996,258	6,126,536
4.784% 8/1/35 (j)	309,115	316,268
4.785% 2/1/36 (j)	1,867,869	1,912,129
4.792% 1/1/35 (j)	74,678	75,765
4.806% 11/1/34 (j)	294,241	297,976
4.81% 2/1/36 (j)	123,014	124,829
4.853% 1/1/35 (j)	673,957	684,228
4.893% 2/1/36 (j)	9,015,167	9,217,143
4.919% 7/1/35 (j)	1,304,613	1,333,585
4.935% 7/1/34 (j)	392,168	399,296
4.98% 5/1/35 (j)	299,565	301,715
4.987% 7/1/35 (j)	6,497,213	6,609,517
5% 3/1/18 to 6/1/18	1,986,940	2,057,800
5.003% 9/1/34 (j)	1,436,931	1,455,558
5.042% 3/1/37 (j)	677,554	689,549
5.053% 7/1/35 (j)	1,574,838	1,612,112
5.089% 9/1/34 (j)	109,536	110,755
5.125% 5/1/36 (j)	610,501	623,667
5.141% 5/1/35 (j)	73,383	74,861
5.156% 9/1/35 (j)	3,631,459	3,726,306
5.157% 9/1/35 (j)	2,081,588	2,136,031
5.16% 10/1/18 (j)	44,697	45,245
5.185% 3/1/35 (j)	60,870	61,963
5.193% 6/1/35 (j)	400,396	403,903
5.198% 3/1/35 (j)	65,977	66,299
5.331% 10/1/35 (j)	387,705	398,744
5.379% 11/1/35 (j)	567,381	584,961
5.496% 2/1/35 (j)	20,437	20,629
5.5% 7/1/13 to 6/1/19	7,460,282	7,777,481
5.51% 11/1/36 (j)	687,712	700,792
5.557% 5/1/36 (j)	1,634,326	1,697,950
6.192% 2/1/35 (j)	60,253	61,287
6.5% 6/1/11 to 3/1/35	5,261,462	5,538,233
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7% 1/1/16 to 6/1/32	$ 519,547	$ 551,895
7.5% 5/1/12 to 10/1/14	50,284	53,059
11.5% 11/1/15	15,443	16,073
TOTAL FANNIE MAE		79,211,458
Freddie Mac - 1.3%
3.456% 2/1/34 (j)	99,766	99,662
3.883% 1/1/35 (j)	210,703	212,476
4.275% 6/1/35 (j)	176,565	179,080
4.315% 12/1/34 (j)	145,811	148,172
4.361% 2/1/35 (j)	171,124	173,444
4.407% 3/1/35 (j)	180,340	182,977
4.422% 4/1/35 (j)	921,618	935,291
4.471% 3/1/35 (j)	155,611	157,901
4.481% 4/1/35 (j)	710,925	724,845
4.522% 2/1/35 (j)	296,889	301,707
4.592% 1/1/35 (j)	1,805,427	1,840,607
4.62% 2/1/35 (j)	126,616	128,385
4.696% 11/1/35 (j)	1,239,046	1,269,868
4.705% 12/1/35 (j)	846,056	849,998
4.745% 4/1/35 (j)	1,094,771	1,114,376
4.777% 4/1/35 (j)	628,183	633,558
4.84% 11/1/35 (j)	609,130	618,702
4.921% 9/1/35 (j)	710,036	727,295
4.976% 4/1/35 (j)	1,193,215	1,205,459
5.117% 1/1/36 (j)	565,133	574,685
5.282% 8/1/36 (j)	428,829	440,929
5.288% 3/1/35 (j)	105,722	106,296
5.294% 6/1/35 (j)	407,657	417,244
5.333% 8/1/34 (j)	268,879	272,529
5.353% 6/1/37 (j)	779,147	799,739
5.526% 2/1/35 (j)	190,567	191,616
5.576% 5/1/36 (j)	1,570,708	1,625,645
8.5% 5/1/26 to 7/1/28	133,892	143,599
12% 11/1/19	8,156	9,026
TOTAL FREDDIE MAC		16,085,111
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (j)	$ 304,253	$ 305,385
7% 1/15/25 to 6/15/32	577,184	613,962
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		919,347
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $94,438,099)		96,215,916
Asset-Backed Securities - 9.2%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	584,781	330,767
Series 2004-4 Class A2D, 0.8238% 1/25/35 (j)	163,029	58,104
Series 2005-1 Class M1, 0.9438% 4/25/35 (j)	236,650	139,592
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (j)	105,883	815
Class M8, 1.3238% 7/25/36 (j)	52,466	278
Class M9, 2.1738% 7/25/36 (j)	34,668	121
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 1.4488% 11/25/33 (j)	405,273	211,077
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (j)	35	35
Class M2, 3.0988% 6/25/33 (j)	15,790	10,976
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (j)	37,690	33,376
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (j)	78,904	34,345
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (j)	33,286	27,263
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (j)	4,372	3,981
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (j)	46,008	1,417
Class M4, 0.8738% 5/25/36 (j)	38,880	820
Class M5, 0.9138% 5/25/36 (j)	56,527	882
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (j)	21,600	883
Class M5, 0.8638% 4/25/36 (j)	20,520	704
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.95% 10/20/14 (j)	151,049	10,573
Series 2007-A4 Class A4, 0.5% 4/22/13 (j)	553,586	409,654
Series 2007-B1 Class B, 0.72% 12/22/14 (j)	319,702	47,955
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (e)(j)	124,070	122,383
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (e)(j)	163,986	148,869
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust:
Series 2005-1:
Class C, 4.73% 7/6/10	$ 71,741	$ 71,248
Class D, 5.04% 5/6/11	2,500,000	2,383,137
Series 2005-DA Class A4, 5.02% 11/6/12	2,060,000	1,809,291
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	816,830
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	1,240,000	1,096,537
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class M7, 1.3238% 10/25/36 (j)	22,705	14
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (j)	20,599	13,036
Series 2004-R10 Class M1, 1.1738% 11/25/34 (j)	1,456,076	648,583
Series 2004-R11 Class M1, 1.1338% 11/25/34 (j)	1,922,989	943,719
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (j)	32,573	24,847
Class M3, 1.0238% 4/25/34 (j)	21,351	8,132
Series 2004-R9 Class M2, 1.1238% 10/25/34 (j)	1,515,000	613,322
Series 2005-R1 Class M1, 0.9238% 3/25/35 (j)	119,578	69,702
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (j)	108,461	74,358
Series 2005-R2 Class M1, 0.9238% 4/25/35 (j)	262,030	150,865
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (j)	113,964	57,102
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (j)	96,031	259
Series 2006-M2 Class M7, 1.3738% 9/25/36 (j)	87,785	79
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7:
Class A2, 0.7794% 3/1/34 (j)	82,560	16,706
Class M1, 1.0794% 3/1/34 (j)	2,500,000	1,293,406
Series 2003-W9 Class M1, 1.1638% 3/25/34 (j)	1,544,402	671,126
Series 2004-W11 Class M2, 1.1738% 11/25/34 (j)	71,215	26,407
Series 2004-W5 Class M1, 1.0738% 4/25/34 (j)	916,184	539,274
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (j)	75,384	23,833
Class M2, 1.0738% 5/25/34 (j)	65,880	35,597
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (j)	196,970	69,309
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (j)	165,348	2,067
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (j)	182,004	88,167
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (j)	$ 30,965	$ 13,778
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (j)	68,083	35,447
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (j)	338,688	146,758
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (j)	29,981	11,866
Class M2, 1.5938% 6/25/34 (j)	586,766	367,340
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (j)	622,485	239,936
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (j)	52,272	643
Class M9, 2.6238% 11/25/36 (j)	139,644	712
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(e)(j)	432,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (j)	435,758	391,774
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (j)	499,567	303,695
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (j)	449,521	279,476
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 1.1238% 9/25/34 (j)	906,926	153,973
Series 2005-3 Class A1, 0.9238% 9/25/35 (j)	13,852	10,103
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (j)	122,904	55,837
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (j)	193,704	64,168
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (j)	554,923	424,649
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,370,000	2,227,800
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (j)	291,525	260,638
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (j)	62,720	53,946
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.83% 6/15/10 (j)	897,623	884,159
Series 2006-1 Class B, 5.26% 10/15/10	500,000	492,404
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	775,266
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	375,000
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	1,220,000	1,173,352
Series 2006-C Class A3B, 0.465% 7/15/11 (j)	48,436	45,068
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.525% 5/15/13 (j)	1,040,000	986,791
Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	2,783,357
Series 2007-C3 Class C3, 0.745% 4/15/13 (e)(j)	369,058	265,659
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	$ 1,850,000	$ 1,621,092
Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	854,460
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (e)(j)	703,061	175,765
Class B, 1.22% 7/20/39 (e)(j)	373,480	52,287
Class C, 1.57% 7/20/39 (e)(j)	478,070	43,026
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	5,797,343
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	874,056
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (j)	144,785	6,964
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (j)	54,000	1,080
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (j)	23,652	641
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (j)	228,766	55,380
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (e)(j)	34,619	25,090
Chase Issuance Trust:
Series 2004-3 Class C, 0.9313% 6/15/12 (j)	67,349	60,710
Series 2006-3 Class C, 0.6913% 6/15/11 (j)	2,905,000	2,822,389
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class B, 5.23% 2/20/13	113,396	111,714
Class D, 5.48% 2/20/13	126,272	114,493
Series 2006-VT2:
Class A3, 5.07% 2/20/10	982,763	981,743
Class D, 5.46% 4/20/14	43,297	21,649
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	3,824,505
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	2,830,300
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (e)(j)	613,025	416,147
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (j)	96,012	1,152
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (j)	97,135	3,730
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	830,000	710,237
Series 2007-A Class A3, 4.98% 10/15/10	754,572	752,983
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (e)(j)	166,061	163,514
Class B, 0.735% 7/15/12 (e)(j)	166,061	156,615
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (e)	41,917	4
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (j)	$ 6,578	$ 3,590
Series 2004-2 Class 3A4, 0.7238% 7/25/34 (j)	86,799	16,378
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (j)	364,848	195,263
Class M1, 0.9738% 6/25/34 (j)	83,959	55,248
Class M4, 1.4438% 4/25/34 (j)	20,283	9,610
Series 2004-4:
Class A, 0.8438% 8/25/34 (j)	54,391	25,710
Class M2, 1.0038% 6/25/34 (j)	74,616	49,383
Series 2005-1:
Class M1, 0.8938% 8/25/35 (j)	65,059	46,908
Class MV2, 0.9138% 7/25/35 (j)	179,453	125,164
Series 2005-3 Class MV1, 0.8938% 8/25/35 (j)	314,626	274,257
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (j)	60,254	49,778
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (e)	19,350	17,657
Series 2007-C Class A3, 5.45% 5/15/12 (e)	934,994	822,795
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	581,344	527,206
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (j)	269,957	267,756
Series 2006-2 Class B1, 0.575% 1/17/12 (j)	369,058	330,751
Series 2007-1 Class B, 0.555% 8/15/12 (j)	369,058	288,372
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (e)	130,996	85,148
Class E, 6.971% 3/8/10 (e)	865,000	259,500
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7453% 5/28/35 (j)	159,655	87,804
Class AB3, 0.8983% 5/28/35 (j)	67,441	35,206
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (j)	36,914	9,181
Series 2006-2 Class M1, 0.7838% 7/25/36 (j)	1,430,000	32,461
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (j)	571,298	161,035
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (j)	2,881	1,517
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (j)	61,941	56,722
Series 2006-FF5 Class 2A2, 0.5838% 4/25/36 (j)	296,266	270,666
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (e)	161,033	159,372
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	1,326,000
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2006-C Class B, 5.3% 6/15/12	$ 750,000	$ 525,000
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	343,000
Class C, 5.8% 2/15/13	775,000	485,717
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (j)	256,954	179,868
Series 2006-4 Class B, 1.005% 6/15/13 (j)	98,086	49,464
Fosse Master Issuer PLC Series 2007-1A Class C2, 1.6925% 10/18/54 (e)(j)	785,000	569,455
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,357,102
Class C, 5.43% 2/16/15	1,845,000	1,265,836
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (j)	102,727	29,276
Class M2, 1.2238% 2/25/34 (j)	165,638	105,934
Series 2004-A Class M1, 1.2988% 1/25/34 (j)	152,428	81,413
Series 2004-D:
Class M4, 1.4238% 11/25/34 (j)	104,293	17,167
Class M5, 1.4738% 11/25/34 (j)	66,415	5,092
Series 2005-A:
Class M1, 0.9038% 1/25/35 (j)	13,258	12,219
Class M2, 0.9338% 1/25/35 (j)	222,826	81,450
Class M3, 0.9638% 1/25/35 (j)	120,398	51,451
Class M4, 1.1538% 1/25/35 (j)	46,138	22,610
Series 2006-3 Class 2A1, 0.5438% 2/25/37 (j)	9,792	9,519
Series 2006-A:
Class M4, 0.8738% 5/25/36 (j)	114,804	1,573
Class M5, 0.9738% 5/25/36 (j)	61,495	763
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (e)(j)	298,944	201,404
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	1,024,950	923,193
GE Business Loan Trust:
Series 2003-1 Class A, 0.8913% 4/15/31 (e)(j)	45,558	28,246
Series 2005-2 Class IO, 0.5242% 9/15/17 (e)(l)	62,751,242	170,263
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (j)	112,946	79,062
Class C, 0.7013% 9/17/12 (j)	87,826	57,087
Series 2007-1 Class C, 0.7313% 3/15/13 (j)	602,402	397,585
Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	2,345,000
Asset-Backed Securities - continued
	Principal Amount	Value
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.81% 4/20/32 (j)	$ 190,924	$ 187,568
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (j)	79,011	38,480
Series 2003-FM1 Class M1, 1.7% 3/20/33 (j)	152,045	92,125
Series 2003-HE2 Class M1, 1.1238% 8/25/33 (j)	253,099	180,670
Series 2004-AR1 Class M1, 1.1238% 6/25/34 (j)	278,359	105,813
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (j)	51,733	27,684
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (j)	133,071	76,587
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (j)	72,885	23,659
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (j)	115,495	5,509
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (j)	2,013	949
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (j)	359,053	331,735
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (j)	54,734	695
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (e)(j)	1,028,238	462,707
Series 2006-3:
Class B, 0.8738% 9/25/46 (e)(j)	783,117	125,299
Class C, 1.0238% 9/25/46 (e)(j)	1,943,752	233,250
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (e)(j)	447,098	228,020
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.2338% 6/25/32 (j)	5,664	1,550
Series 2002-3 Class A5, 1.3538% 2/25/33 (j)	51	11
Series 2003-3:
Class A4, 1.3938% 2/25/33 (j)	493	130
Class M1, 1.7638% 8/25/33 (j)	126,927	57,877
Series 2003-4 Class M1, 1.6738% 10/25/33 (j)	37,583	16,644
Series 2003-5:
Class A2, 1.1738% 12/25/33 (j)	44,160	12,982
Class M1, 1.5238% 12/25/33 (j)	43,448	26,121
Series 2003-7 Class A2, 1.2338% 3/25/34 (j)	4,453	921
Series 2003-8 Class M1, 1.5538% 4/25/34 (j)	690,776	320,394
Series 2004-1 Class M2, 2.1738% 6/25/34 (j)	337,063	219,247
Series 2004-3 Class M2, 2.1738% 8/25/34 (j)	423,139	257,308
Series 2004-7 Class A3, 0.8638% 1/25/35 (j)	78	29
Series 2005-1 Class M1, 0.9038% 5/25/35 (j)	165,529	147,898
Series 2005-3 Class M1, 0.8838% 8/25/35 (j)	113,162	101,154
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (j)	50,664	44,760
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (j)	463,295	319,867
Series 2006-7 Class M4, 0.8538% 1/25/37 (j)	145,584	670
Series 2006-8 Class 2A1, 0.5238% 3/25/37 (j)	35,554	30,833
Asset-Backed Securities - continued
	Principal Amount	Value
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (j)	$ 35,856	$ 21,808
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,357,784
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (j)	285,530	253,599
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (j)	293,400	155,216
Class M2, 0.8494% 1/20/35 (j)	220,060	107,851
Series 2005-3 Class A1, 0.6194% 1/20/35 (j)	1,242,824	664,968
Series 2006-2:
Class M1, 0.74% 3/20/36 (j)	80,841	42,279
Class M2, 0.76% 3/20/36 (j)	133,676	65,633
Series 2006-3 Class A1V, 0.55% 3/20/36 (j)	88,271	84,194
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (j)	157,118	47,160
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	412,569	399,805
Class C, 4.22% 2/15/12	31,307	31,252
Series 2006-B Class C, 5.25% 5/15/13	584,029	533,144
Series 2007-A Class A3A, 5.04% 1/17/12	1,949,281	1,951,599
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (e)	237,645	227,970
Class C, 5.61% 12/15/14 (e)	857,140	837,934
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (j)	157,766	67,051
Class MV1, 0.7038% 11/25/36 (j)	128,153	13,013
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (j)	140,717	109,287
Series 2006-A Class 2A1, 1.4963% 9/27/21 (j)	95,573	93,045
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (e)(j)	387,247	3,872
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (j)	269,366	121,255
Series 2004-2:
Class M1, 1.0038% 6/25/34 (j)	78,883	41,629
Class M2, 1.5538% 6/25/34 (j)	56,076	42,745
Series 2005-WL1 Class M2, 1.0238% 6/25/35 (j)	1,090,000	613,723
Series 2006-9 Class M4, 0.8438% 11/25/36 (j)	46,063	88
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (e)	558,839	455,434
Asset-Backed Securities - continued
	Principal Amount	Value
Marriott Vacation Club Owner Trust: - continued
Series 2006-1A:
Class B, 5.827% 4/20/28 (e)	$ 133,506	$ 102,092
Class C, 6.125% 4/20/28 (e)	133,506	96,248
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (j)	57,024	2,076
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (j)	26,819	8
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (j)	99,598	4,173
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (e)(j)	1,620,000	1,482,786
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (j)	75,644	48,567
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (j)	843,220	587,196
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (j)	330,113	234,042
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (j)	215,442	99,204
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (j)	5,525	3,199
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (j)	66,856	37,816
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (j)	51,624	29,898
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (j)	138,792	24,075
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (j)	130,741	62,861
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (j)	61,906	29,857
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (j)	56,009	19,102
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (j)	50,738	17,289
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (j)	64,800	31,219
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (j)	28,806	63
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (j)	515,607	487,216
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (j)	43,200	449
Class M6, 0.9238% 6/25/36 (j)	21,600	119
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (j)	14,364	11,593
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (j)	13,971	9,354
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (j)	7,589	6,039
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (j)	3,344	926
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (j)	93,002	76,027
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (j)	600,534	338,198
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (e)(j)	522,624	299,997
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (j)	4,374	784
Class M1, 1.5538% 8/25/32 (j)	7,981	3,640
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (j)	436,667	214,787
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (j)	$ 43,200	$ 536
Series 2007-2 Class A1, 0.5738% 4/25/37 (j)	82,794	62,881
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (j)	85,242	78,501
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(j)(l)	1,725,000	155,250
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	1,790,750	336,607
Series 2005-2 Class AIO, 7.73% 3/25/12 (l)	1,265,000	91,346
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (l)	900,000	50,907
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	1,410,000	98,700
Series 2006-2 Class AIO, 6% 8/25/11 (l)	700,000	70,000
Series 2006-3:
Class A1, 0.5038% 9/25/19 (j)	159,534	149,811
Class AIO, 7.1% 1/25/12 (l)	5,140,000	750,594
Series 2006-4:
Class A1, 0.5038% 3/25/25 (j)	129,978	115,962
Class AIO, 6.35% 2/27/12 (l)	880,000	119,310
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,012,508	978,686
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (j)	148,365	82,938
Series 2005-4 Class M2, 0.9838% 9/25/35 (j)	181,094	26,967
Series 2005-D Class M2, 0.9438% 2/25/36 (j)	37,735	2,551
Newcastle CDO VIII Series 2006-8A Class 4, 0.9894% 11/1/52 (e)(j)	1,000,000	120,000
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	193,051	168,256
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (j)	123,336	703
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (j)	105,616	95,592
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.9338% 10/30/45 (j)	1,560,078	1,224,661
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (e)(j)	71,885	25,160
Series 2006-1A Class A, 1.87% 3/20/11 (e)(j)	149,278	59,711
Option One Mortgage Loan Trust Series 2004-3 Class M3, 1.1238% 11/25/34 (j)	43,654	27,466
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (j)	415,338	238,318
Class M3, 1.7238% 9/25/34 (j)	797,630	178,715
Class M4, 1.9238% 9/25/34 (j)	1,086,724	114,967
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (j)	$ 50,846	$ 8,435
Series 2004-WHQ2:
Class A3E, 0.8938% 2/25/35 (j)	176,824	137,232
Class M1, 1.0638% 2/25/35 (j)	147,614	107,979
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (j)	204,098	119,815
Class M3, 1.2138% 2/25/35 (j)	25,294	10,185
Class M4, 1.5738% 1/25/35 (j)	1,905,000	275,135
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (j)	97,891	55,929
Class M3, 1.0338% 1/25/35 (j)	60,718	23,994
Class M4, 1.3038% 1/25/35 (j)	187,294	28,880
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (j)	913,983	35,751
Class M9, 2.3538% 5/25/35 (j)	75,060	2,164
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 0.8338% 9/25/36 (j)	216,432	1,342
Class M5, 0.8638% 9/25/36 (j)	107,892	475
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (e)(j)	461,052	198,252
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (e)	1,420,000	852,000
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	198,181	178,270
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (j)	648	117
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	1,083,423	1,060,248
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (j)	239,868	114,070
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (e)(j)	136,297	102,237
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (e)	560,122	414,490
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 2.1963% 6/15/21 (j)	1,800,000	1,151,271
Series 2004-A:
Class B, 2.5763% 6/15/33 (j)	400,000	196,125
Class C, 2.9463% 6/15/33 (j)	1,181,482	531,667
Series 2004-B Class C, 2.8663% 9/15/33 (j)	1,900,000	475,000
Asset-Backed Securities - continued
	Principal Amount	Value
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (e)(j)	$ 219,499	$ 186,574
Class C, 0.835% 8/15/11 (e)(j)	100,094	75,071
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (j)	29,737	19,327
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (j)	11,579	4,659
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (j)	17,421	7,698
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (j)	373	0
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (e)(j)	166,061	48,258
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (j)	667,440	537,289
Class B, 0.7413% 9/15/11 (j)	499,154	199,662
Series 2007-AE1:
Class A, 0.555% 1/15/12 (j)	124,178	86,925
Class B, 0.755% 1/15/12 (j)	108,043	43,217
Class C, 1.055% 1/15/12 (j)	134,266	40,280
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 0.9113% 3/15/11 (e)(j)	2,520,000	2,268,000
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.555% 6/15/12 (j)	364,716	262,596
Series 2007-2 Class A, 1.105% 10/15/12 (j)	1,515,000	984,750
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (j)	86,903	17,967
Series 2003-6HE Class A1, 0.9438% 11/25/33 (j)	4,628	1,555
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (e)(j)	359,186	341,564
Series 2006-2:
Class B, 0.605% 10/17/11 (j)	434,657	380,325
Class C, 0.805% 10/17/11 (j)	408,370	330,064
Series 2007-1 Class C, 0.8313% 6/15/12 (j)	465,653	299,652
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (e)	3,615,000	2,770,545
Series 2006-2A:
Class A3, 5.23% 8/22/11 (e)	1,555,545	1,548,190
Class D, 5.54% 12/20/12 (e)	2,245,000	1,144,950
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	1,135,200
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	112,639	11
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (j)	$ 76,507	$ 1,385
Class M7, 1.2738% 10/25/36 (j)	55,382	620
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (e)(j)	697,226	664,050
Series 2006-C2A Class C2, 0.955% 8/15/15 (e)(j)	888,516	386,043
Series 2006-C3A Class C3A, 0.835% 10/15/13 (e)(j)	621,864	501,834
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	1,500,000	1,342,500
Series 2007-C1 Class C1, 0.855% 5/15/14 (e)(j)	541,145	318,399
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)(o)	961	0
WFS Financial Owner Trust:
Series 2005-1 Class C, 3.82% 8/17/12	2,294	2,285
Series 2005-3 Class C, 4.54% 5/17/13	850,000	779,401
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (e)(j)	1,390,735	166,888
TOTAL ASSET-BACKED SECURITIES (Cost $151,963,373)		110,217,951
Collateralized Mortgage Obligations - 5.2%

Private Sponsor - 2.5%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (e)(j)	84,974	63,731
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (e)(j)	299,030	279,100
Class 2M, 1.4375% 2/17/52 (e)(j)	203,364	182,718
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (e)(j)	190,861	81,019
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2035% 12/25/33 (j)	8,570	6,960
Series 2004-A Class 2A2, 5.1951% 2/25/34 (j)	1,229,916	1,002,594
Series 2004-B Class 1A1, 6.433% 3/25/34 (j)	9,537	7,263
Series 2004-C Class 1A1, 5.971% 4/25/34 (j)	16,909	13,326
Series 2004-J Class 2A1, 4.7597% 11/25/34 (j)	618,612	481,434
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (j)	164,844	118,727
Class 2A2, 4.8028% 9/25/35 (j)	228,855	73,786
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (j)	639,165	315,683
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (j)	645,756	358,310
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bear Stearns Alt-A Trust floater: - continued
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (j)	$ 590,928	$ 299,381
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (j)	13,078	12,447
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (j)	79,377	39,525
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (j)	216,307	101,378
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (j)	49,732	20,810
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (j)	58,844	28,020
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (j)	93,364	44,600
Class 5A2, 0.7938% 1/25/36 (j)	42,012	16,844
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (j)	14,649	6,497
Class 6M2, 0.9538% 6/25/35 (j)	187,207	45,729
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (j)	69,517	35,288
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (j)	22,034	10,866
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (j)	54,855	31,017
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (j)	24,845	14,491
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (j)	44,243	22,853
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (j)	20,058	10,049
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (j)	6,049	2,757
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (j)	50,794	30,262
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (j)	435,931	226,481
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (j)	90,142	73,356
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (j)	7,245	4,578
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (e)(j)	362,772	278,319
Class C2, 1.6125% 10/18/54 (e)(j)	121,608	60,804
Class M2, 1.3925% 10/18/54 (e)(j)	208,505	134,736
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (e)(j)	311,213	145,504
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (e)(j)	395,258	171,170
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (e)(j)	$ 762,826	$ 53,398
Series 2006-2 Class C1, 0.94% 12/20/54 (j)	3,254,342	325,434
Series 2006-3 Class C2, 0.97% 12/20/54 (j)	142,646	8,787
Series 2006-4:
Class B1, 0.56% 12/20/54 (j)	381,607	76,321
Class C1, 0.85% 12/20/54 (j)	233,345	16,334
Class M1, 0.64% 12/20/54 (j)	100,462	15,069
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (j)	235,742	23,574
Class 1M1, 0.62% 12/20/54 (j)	153,360	23,004
Class 2C1, 0.9% 12/20/54 (j)	107,590	10,759
Class 2M1, 0.72% 12/20/54 (j)	196,906	31,505
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (j)	272,830	27,283
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (j)	54,631	13,658
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (j)	635,947	437,346
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (j)	54,045	24,223
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (e)(j)	77,306	54,114
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (j)	248,213	141,405
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (j)	567,759	322,377
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (j)	33,289	19,684
Series 2004-9:
Class M2, 1.4488% 1/25/35 (j)	136,983	61,107
Class M3, 1.5238% 1/25/35 (j)	101,544	41,981
Class M4, 2.0488% 1/25/35 (j)	51,794	19,738
Series 2005-1:
Class M4, 1.2238% 4/25/35 (j)	3,938	655
Class M5, 1.2438% 4/25/35 (j)	3,938	482
Class M6, 1.2938% 4/25/35 (j)	6,299	903
Series 2005-3 Class A1, 0.7138% 8/25/35 (j)	78,827	40,016
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (j)	24,609	842
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (j)	21,338	1,687
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (e)(j)	375,827	191,985
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (j)	$ 89,860	$ 55,661
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (j)	181,030	87,467
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	187,563	136,311
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (j)	227,862	95,702
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (e)(j)	26,395	14,517
Class C, 0.645% 6/15/22 (e)(j)	161,633	80,817
Class D, 0.655% 6/15/22 (e)(j)	62,186	27,984
Class E, 0.665% 6/15/22 (e)(j)	99,468	39,787
Class F, 0.695% 6/15/22 (e)(j)	179,345	62,771
Class G, 0.765% 6/15/22 (e)(j)	37,282	11,185
Class H, 0.785% 6/15/22 (e)(j)	74,650	18,663
Class J, 0.825% 6/15/22 (e)(j)	87,091	17,418
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (j)	407,950	237,286
Series 2003-B Class A1, 0.8138% 4/25/28 (j)	30,030	17,520
Series 2003-D Class A, 0.7838% 8/25/28 (j)	25,475	16,336
Series 2003-E Class A2, 2.0813% 10/25/28 (j)	42,485	25,351
Series 2003-F Class A2, 3.805% 10/25/28 (j)	440,967	264,170
Series 2004-A Class A2, 3.715% 4/25/29 (j)	39,235	24,285
Series 2004-B Class A2, 2.8388% 6/25/29 (j)	487,779	288,530
Series 2004-C Class A2, 2.15% 7/25/29 (j)	412,534	244,858
Series 2004-D Class A2, 3.4625% 9/25/29 (j)	398,410	235,859
Series 2004-E:
Class A2B, 3.825% 11/25/29 (j)	69,670	44,495
Class A2D, 4.015% 11/25/29 (j)	10,104	5,920
Series 2004-G Class A2, 3.48% 11/25/29 (j)	33,682	20,318
Series 2005-A Class A2, 3.3525% 2/25/30 (j)	32,557	19,590
Series 2005-B Class A2, 2.7988% 7/25/30 (j)	99,478	62,003
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (j)	206,820	972
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (j)	508,130	331,036
Class A2, 0.9238% 12/25/34 (j)	686,948	477,477
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (j)	40,922	27,051
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (j)	413,322	202,231
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (j)	$ 310,176	$ 14,609
Permanent Financing No. 4 PLC Class 3C, 2.9894% 6/10/42 (j)	1,215,000	1,211,282
Permanent Financing No. 5 PLC floater Series 3 Class C, 2.9894% 6/10/42 (j)	1,935,000	1,451,250
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (j)	260,453	176,393
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (j)	66,269	49,039
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (j)	881,632	702,891
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (e)(j)	173,107	84,216
Series 2003-CB1 Class B3, 1.8988% 6/10/35 (e)(j)	133,474	71,409
Series 2004-A:
Class B4, 1.6488% 2/10/36 (e)(j)	101,746	35,245
Class B5, 2.1488% 2/10/36 (e)(j)	67,823	21,751
Series 2004-B:
Class B4, 1.5488% 2/10/36 (e)(j)	44,131	12,158
Class B5, 1.9988% 2/10/36 (e)(j)	34,176	8,479
Class B6, 2.4488% 2/10/36 (e)(j)	11,922	2,452
Series 2004-C:
Class B4, 1.3988% 9/10/36 (e)(j)	56,734	16,640
Class B5, 1.7988% 9/10/36 (e)(j)	63,618	17,069
Class B6, 2.1988% 9/10/36 (e)(j)	14,088	3,087
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (j)	219,268	169,038
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	416,873	368,272
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (j)	371,037	272,129
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (e)(j)	34,805	26,109
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (e)(j)	7,880	7,679
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (e)	236,970	180,208
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (e)	1,370,000	1,191,900
Class E, 6.706% 11/15/35 (e)	365,000	308,425
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (j)	$ 197,380	$ 120,307
Series 2004-1 Class A, 1.8888% 2/20/34 (j)	20,363	13,041
Series 2004-10 Class A4, 4.5188% 11/20/34 (j)	29,480	18,236
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (j)	88,915	54,655
Series 2004-3 Class A, 3.885% 5/20/34 (j)	343,503	209,819
Series 2004-4 Class A, 4.4388% 5/20/34 (j)	381,442	237,368
Series 2004-5 Class A3, 2.9113% 6/20/34 (j)	357,105	218,391
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (j)	250,422	160,609
Class A3B, 2.3038% 7/20/34 (j)	6,131	3,768
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (j)	299,672	179,514
Class A3B, 2.1388% 7/20/34 (j)	3,987	2,338
Series 2004-8 Class A2, 2.15% 9/20/34 (j)	473,511	306,703
Series 2005-1 Class A2, 1.8388% 2/20/35 (j)	384,730	238,313
Series 2005-2 Class A2, 2.03% 3/20/35 (j)	67,309	40,470
Series 2005-3 Class A1, 0.67% 5/20/35 (j)	32,692	17,561
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (j)	66,744	874
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.6738% 6/25/35 (j)	194,396	132,164
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (e)(j)	153,393	65,012
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (j)	415,454	211,807
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (e)(j)	1,510,922	945,323
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (j)	19,239	18,413
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (j)	7,798	7,537
sequential payer Series 2004-RA2 Class 2A, 7% 7/25/33	157,101	140,816
Series 2003-AR10 Class A7, 4.669% 10/25/33 (j)	831,968	522,359
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (j)	335,000	331,734
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (j)	978,050	779,146
Series 2004-V Class 1A2, 4.0139% 10/25/34 (j)	637,825	509,623
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (j)	154,498	118,038
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	3,296,755	2,536,456
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (j)	$ 268,646	$ 206,772
Series 2005-AR4 Class 2A2, 4.5395% 4/25/35 (j)	5,557,204	4,435,241
TOTAL PRIVATE SPONSOR		29,213,793
U.S. Government Agency - 2.7%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	581,436	596,029
Series 2006-64 Class PA, 5.5% 2/25/30	3,508,997	3,611,571
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	4,523,005	4,657,798
Series 2006-54 Class PE, 6% 2/25/33	1,564,928	1,620,160
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,005,419	1,045,501
Series 2003-76 Class BA, 4.5% 3/25/18	2,444,298	2,503,236
Series 2004-3 Class BA, 4% 7/25/17	99,484	101,088
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	449,179	468,241
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,452,303	1,502,075
Series 2690 Class PD, 5% 2/15/27	2,520,246	2,583,452
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,264,338
Series 2901 Class UM, 4.5% 1/15/30	3,330,396	3,392,800
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	892,859	937,398
Series 2635 Class DG, 4.5% 1/15/18	2,800,884	2,871,925
Series 2780 Class A, 4% 12/15/14	2,349,898	2,367,086
Series 2786 Class GA, 4% 8/15/17	1,167,282	1,187,723
Series 2970 Class YA, 5% 9/15/18	914,961	942,792
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	41,603	41,690
TOTAL U.S. GOVERNMENT AGENCY		32,694,903
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,889,069)		61,908,696
Commercial Mortgage Securities - 4.6%
	Principal Amount	Value
280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9867% 2/3/11 (e)(j)(l)	$ 14,540,912	$ 277,268
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5863% 2/14/43 (j)(l)	3,999,036	141,666
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	546,001	532,039
Series 2007-3 Class A1, 5.6583% 6/10/49 (j)	1,320,655	1,052,319
Series 2006-6 Class XP, 0.4316% 10/10/45 (j)(l)	32,421,228	469,748
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.794% 7/11/43 (e)(j)(l)	5,286,301	81,640
Series 2004-6 Class XP, 0.4529% 12/10/42 (j)(l)	10,395,529	111,952
Series 2005-4 Class XP, 0.1697% 7/10/45 (j)(l)	15,414,356	86,821
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (e)(j)	78,149	35,167
Class G, 0.9913% 3/15/22 (e)(j)	50,652	19,248
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (e)(j)	201,139	90,513
Class G, 0.785% 10/15/19 (e)(j)	137,009	47,953
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (e)(j)	13,378	7,692
Series 2004-1:
Class A, 0.8338% 4/25/34 (e)(j)	629,225	471,919
Class B, 2.3738% 4/25/34 (e)(j)	76,229	28,586
Class M1, 1.0338% 4/25/34 (e)(j)	44,138	27,586
Class M2, 1.6738% 4/25/34 (e)(j)	42,573	22,351
Series 2004-2:
Class A, 0.9038% 8/25/34 (e)(j)	517,588	414,071
Class M1, 1.0538% 8/25/34 (e)(j)	184,465	115,291
Series 2004-3:
Class A1, 0.8438% 1/25/35 (e)(j)	852,376	617,972
Class A2, 0.8938% 1/25/35 (e)(j)	129,922	90,945
Class M1, 0.9738% 1/25/35 (e)(j)	45,997	29,898
Class M2, 1.4738% 1/25/35 (e)(j)	29,764	16,370
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (e)(j)	$ 194,650	$ 136,255
Class M1, 0.9038% 8/25/35 (e)(j)	14,442	5,777
Class M2, 0.9538% 8/25/35 (e)(j)	23,821	9,528
Class M3, 0.9738% 8/25/35 (e)(j)	13,179	4,613
Class M4, 1.0838% 8/25/35 (e)(j)	12,098	3,629
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (e)(j)	106,095	68,962
Class A2, 0.8738% 11/25/35 (e)(j)	68,783	44,709
Class M1, 0.9138% 11/25/35 (e)(j)	12,548	4,768
Class M2, 0.9638% 11/25/35 (e)(j)	15,932	6,054
Class M3, 0.9838% 11/25/35 (e)(j)	14,258	4,990
Class M4, 1.0738% 11/25/35 (e)(j)	17,764	6,218
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (e)(j)	1,246,111	716,514
Class B1, 1.8738% 1/25/36 (e)(j)	83,848	29,347
Class M1, 0.9238% 1/25/36 (e)(j)	391,924	225,356
Class M2, 0.9438% 1/25/36 (e)(j)	148,723	81,798
Class M3, 0.9738% 1/25/36 (e)(j)	159,837	79,919
Class M4, 1.0838% 1/25/36 (e)(j)	81,789	38,850
Class M5, 1.1238% 1/25/36 (e)(j)	81,789	36,805
Class M6, 1.1738% 1/25/36 (e)(j)	83,000	34,860
Series 2006-1:
Class A2, 0.8338% 4/25/36 (e)(j)	38,804	25,533
Class M1, 0.8538% 4/25/36 (e)(j)	13,879	6,939
Class M2, 0.8738% 4/25/36 (e)(j)	14,664	6,599
Class M3, 0.8938% 4/25/36 (e)(j)	12,617	5,299
Class M4, 0.9938% 4/25/36 (e)(j)	7,150	3,879
Class M5, 1.0338% 4/25/36 (e)(j)	6,939	2,637
Class M6, 1.1138% 4/25/36 (e)(j)	13,836	7,167
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (e)(j)	380,800	304,640
Class A2, 0.7538% 7/25/36 (e)(j)	34,379	27,503
Class B1, 1.3438% 7/25/36 (e)(j)	12,872	2,574
Class B3, 3.1738% 7/25/36 (e)(j)	19,447	3,889
Class M1, 0.7838% 7/25/36 (e)(j)	36,070	18,035
Class M2, 0.8038% 7/25/36 (e)(j)	25,449	12,216
Class M3, 0.8238% 7/25/36 (e)(j)	21,110	9,499
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M4, 0.8938% 7/25/36 (e)(j)	$ 14,254	$ 5,702
Class M5, 0.9438% 7/25/36 (e)(j)	17,521	6,132
Class M6, 1.0138% 7/25/36 (e)(j)	26,141	9,149
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (e)(j)	22,294	6,889
Class B2, 1.8238% 10/25/36 (e)(j)	16,080	4,726
Class B3, 3.0738% 10/25/36 (e)(j)	26,167	5,809
Class M4, 0.9038% 10/25/36 (e)(j)	24,639	10,730
Class M5, 0.9538% 10/25/36 (e)(j)	29,497	11,799
Class M6, 1.0338% 10/25/36 (e)(j)	57,737	21,651
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (e)(j)	106,293	72,301
Class A2, 0.7438% 12/25/36 (e)(j)	479,050	332,365
Class B1, 1.1738% 12/25/36 (e)(j)	16,723	3,345
Class B2, 1.7238% 12/25/36 (e)(j)	17,305	7,971
Class B3, 2.9238% 12/25/36 (e)(j)	29,078	12,797
Class M1, 0.7638% 12/25/36 (e)(j)	34,610	22,220
Class M2, 0.7838% 12/25/36 (e)(j)	23,278	14,665
Class M3, 0.8138% 12/25/36 (e)(j)	23,578	9,903
Class M4, 0.8738% 12/25/36 (e)(j)	28,254	11,302
Class M5, 0.9138% 12/25/36 (e)(j)	25,907	10,363
Class M6, 0.9938% 12/25/36 (e)(j)	23,278	12,938
Series 2007-1:
Class A2, 0.7438% 3/25/37 (e)(j)	518,227	297,980
Class B1, 1.1438% 3/25/37 (e)(j)	165,463	57,912
Class B2, 1.6238% 3/25/37 (e)(j)	121,310	38,516
Class B3, 3.8238% 3/25/37 (e)(j)	337,458	98,707
Class M1, 0.7438% 3/25/37 (e)(j)	141,705	76,875
Class M2, 0.7638% 3/25/37 (e)(j)	107,283	55,519
Class M3, 0.7938% 3/25/37 (e)(j)	93,171	46,585
Class M4, 0.8438% 3/25/37 (e)(j)	70,278	33,734
Class M5, 0.8938% 3/25/37 (e)(j)	117,482	52,867
Class M6, 0.9738% 3/25/37 (e)(j)	162,014	64,806
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (e)(j)	79,839	48,303
Class A2, 0.7938% 7/25/37 (e)(j)	74,777	46,175
Class B1, 2.0738% 7/25/37 (e)(j)	23,430	7,439
Class B2, 2.7238% 7/25/37 (e)(j)	20,305	6,294
Class B3, 3.8238% 7/25/37 (e)(j)	22,836	6,851
Class M1, 0.8438% 7/25/37 (e)(j)	26,651	14,458
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M2, 0.8838% 7/25/37 (e)(j)	$ 14,955	$ 7,739
Class M3, 0.9638% 7/25/37 (e)(j)	15,147	7,460
Class M4, 1.1238% 7/25/37 (e)(j)	29,164	12,176
Class M5, 1.2238% 7/25/37 (e)(j)	25,789	10,122
Class M6, 1.4738% 7/25/37 (e)(j)	32,729	12,028
Series 2007-3:
Class A2, 0.7638% 7/25/37 (e)(j)	132,484	98,409
Class B1, 1.4238% 7/25/37 (e)(j)	114,067	54,307
Class B2, 2.0738% 7/25/37 (e)(j)	293,048	139,549
Class B3, 4.4738% 7/25/37 (e)(j)	153,226	70,300
Class M1, 0.7838% 7/25/37 (e)(j)	100,090	58,102
Class M2, 0.8138% 7/25/37 (e)(j)	105,230	59,055
Class M3, 0.8438% 7/25/37 (e)(j)	170,335	89,886
Class M4, 0.9738% 7/25/37 (e)(j)	269,358	140,955
Class M5, 1.0738% 7/25/37 (e)(j)	134,275	68,950
Class M6, 1.2738% 7/25/37 (e)(j)	104,864	53,229
Series 2007-4A:
Class A2, 1.0238% 9/25/37 (e)(j)	972,463	680,724
Class B1, 3.0238% 9/25/37 (e)(j)	161,033	51,128
Class B2, 3.9238% 9/25/37 (e)(j)	603,810	176,614
Class M1, 1.4238% 9/25/37 (e)(j)	150,688	75,344
Class M2, 1.5238% 9/25/37 (e)(j)	150,688	67,810
Class M4, 2.0738% 9/25/37 (e)(j)	397,109	158,844
Class M5, 2.2238% 9/25/37 (e)(j)	397,109	148,916
Class M6, 2.4238% 9/25/37 (e)(j)	397,207	139,023
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(l)	4,989,665	54,886
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(e)(l)	13,438,796	806,328
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (e)(j)	102,211	58,332
Class H, 1.1113% 3/15/19 (e)(j)	68,774	30,948
Class J, 1.3113% 3/15/19 (e)(j)	51,667	20,667
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (e)(j)	52,963	32,896
Class E, 0.755% 3/15/22 (e)(j)	275,033	161,276
Class F, 0.805% 3/15/22 (e)(j)	168,653	94,474
Class G, 0.855% 3/15/22 (e)(j)	43,346	23,557
Class H, 1.005% 3/15/22 (e)(j)	52,963	23,833
Class J, 1.155% 3/15/22 (e)(j)	52,963	21,185
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	$ 625,000	$ 627,572
Series 2007-PW17 Class A1, 5.282% 6/11/50	1,592,725	1,523,622
Series 2002-TOP8 Class X2, 2.0827% 8/15/38 (e)(j)(l)	5,909,417	180,069
Series 2003-PWR2 Class X2, 0.4666% 5/11/39 (e)(j)(l)	15,824,019	165,584
Series 2004-PWR6 Class X2, 0.6189% 11/11/41 (e)(j)(l)	6,225,449	117,309
Series 2005-PWR9 Class X2, 0.3886% 9/11/42 (e)(j)(l)	42,430,192	500,031
Series 2007-T28 Class A1, 5.422% 9/11/42	703,912	674,600
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (e)(j)	138,929	60,326
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.908% 5/15/35 (e)(j)(l)	36,834,967	1,454,429
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (e)(j)	56,376	17,477
Class H, 0.825% 11/15/36 (e)(j)	45,122	13,537
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (e)	564,818	546,210
Series 2004-C2 Class XP, 0.8937% 10/15/41 (e)(j)(l)	8,219,154	157,957
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4227% 10/15/48 (j)(l)	60,171,351	948,276
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (j)	685,440	660,494
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (e)(j)	120,571	57,042
Class E, 0.825% 4/15/17 (e)(j)	38,383	17,967
Class F, 0.865% 4/15/17 (e)(j)	21,773	9,645
Class G, 1.005% 4/15/17 (e)(j)	21,773	9,432
Class H, 1.075% 4/15/17 (e)(j)	21,773	8,891
Class J, 1.305% 4/15/17 (e)(j)	16,697	7,538
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (e)(j)	49,344	16,488
Class G, 0.9613% 11/15/17 (e)(j)	34,203	10,662
Series 2004-LBN2 Class X2, 0.8624% 3/10/39 (e)(j)(l)	2,207,447	32,775
Series 2005-LP5 Class XP, 0.3666% 5/10/43 (j)(l)	15,117,739	99,682
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	$ 201,378	$ 200,969
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6637% 12/15/39 (j)(l)	45,122,289	1,065,545
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.645% 9/15/18 (l)	16,805,025	339,845
Series 2003-C3 Class ASP, 1.6988% 5/15/38 (e)(j)(l)	16,672,414	303,581
Series 2004-C1 Class ASP, 0.9364% 1/15/37 (e)(j)(l)	11,393,170	189,000
Series 2005-C1 Class ASP, 0.3423% 2/15/38 (e)(j)(l)	17,184,486	129,793
Series 2005-C2 Class ASP, 0.5505% 4/15/37 (e)(j)(l)	13,881,778	187,269
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (e)(j)	236,650	70,995
0.7313% 2/15/22 (e)(j)	84,521	21,130
Class F, 0.7813% 2/15/22 (e)(j)	169,020	37,184
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,594,951	1,599,294
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,095,521
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0537% 5/15/33 (e)(j)(l)	10,434,363	195,796
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,851,832	1,673,323
Series 2004-C3 Class X2, 0.6604% 12/10/41 (j)(l)	9,798,591	116,415
Series 2006-C1 Class XP, 0.1363% 11/10/45 (j)(l)	20,466,988	111,183
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.9758% 1/5/36 (e)(j)(l)	15,615,079	215,241
Series 2005-GG3 Class XP, 0.7646% 8/10/42 (e)(j)(l)	38,512,299	660,278
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(l)	97,158,551	1,369,936
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.885% 6/6/20 (e)(j)	105,970	60,403
Series 2007-EOP:
Class C, 0.765% 3/6/20 (e)(j)	720,000	460,800
Class D, 0.815% 3/6/20 (e)(j)	215,000	137,600
Class E, 0.885% 3/6/20 (e)(j)	360,000	226,800
Class F, 0.925% 3/6/20 (e)(j)	180,000	109,800
Class G, 0.965% 3/6/20 (e)(j)	90,000	54,000
Class H, 1.095% 3/6/20 (e)(j)	150,000	90,000
Class J, 1.295% 3/6/20 (e)(j)	215,000	122,550
Commercial Mortgage Securities - continued
	Principal Amount	Value
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (e)	$ 266,578	$ 276,411
Series 2000-HLTA Class D, 7.555% 10/3/15 (e)	1,275,000	1,362,830
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (e)	69,603	70,305
Class B, 7.3% 8/3/15 (e)	505,000	514,383
Class D, 7.97% 8/3/15 (e)	425,000	435,023
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	511,775	505,148
Series 2002-C3 Class X2, 1.1342% 7/12/35 (e)(j)(l)	4,475,450	37,290
Series 2003-CB7 Class X2, 0.7683% 1/12/38 (e)(j)(l)	3,130,372	37,423
Series 2003-LN1 Class X2, 0.6341% 10/15/37 (e)(j)(l)	19,040,052	185,774
Series 2004-C1 Class X2, 0.9723% 1/15/38 (e)(j)(l)	2,944,185	47,355
Series 2004-CB8 Class X2, 1.1064% 1/12/39 (e)(j)(l)	4,040,551	67,153
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (e)(j)	29,296	13,769
Class E, 0.7413% 11/15/18 (e)(j)	41,514	18,681
Class F, 0.7913% 11/15/18 (e)(j)	62,265	27,397
Class G, 0.8213% 11/15/18 (e)(j)	54,115	22,728
Class H, 0.9613% 11/15/18 (e)(j)	41,514	16,606
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (j)	961,639	935,801
Series 2008-C2 Class A1, 5.017% 2/12/51	513,979	487,349
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	1,167,749	1,164,612
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	663,679	648,634
Series 2006-C7 Class A1, 5.279% 11/15/38	307,493	299,971
Series 2007-C1 Class A1, 5.391% 2/15/40 (j)	403,501	394,528
Series 2007-C2 Class A1, 5.226% 2/15/40	385,495	376,136
Series 2002-C4 Class XCP, 1.3959% 10/15/35 (e)(j)(l)	9,386,557	74,735
Series 2002-C7 Class XCP, 0.9632% 1/15/36 (e)(j)(l)	6,724,444	54,434
Series 2003-C1 Class XCP, 1.2936% 12/15/36 (e)(j)(l)	4,200,213	52,154
Series 2004-C2 Class XCP, 0.8376% 3/15/36 (e)(j)(l)	6,373,742	124,747
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C6 Class XCP, 0.6492% 8/15/36 (e)(j)(l)	$ 9,461,807	$ 117,874
Series 2005-C7 Class XCP, 0.1676% 11/15/40 (j)(l)	73,994,079	436,728
Series 2006-C1 Class XCP, 0.308% 2/15/41 (j)(l)	55,680,894	603,046
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (j)(l)	26,139,968	564,521
Series 2007-C1 Class XCP, 0.4751% 2/15/40 (j)(l)	10,274,564	163,650
Series 2007-C2 Class XCP, 0.5002% 2/15/40 (j)(l)	49,695,301	896,926
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.5408% 7/14/16 (e)(j)(l)	11,812,293	126,898
Series 2001-WM, 6.754% 7/14/16 (e)	1,085,000	978,870
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (e)(j)	145,070	59,632
Class G, 0.815% 9/15/21 (e)(j)	286,588	104,858
Class H, 0.855% 9/15/21 (e)(j)	73,934	25,570
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5454% 7/12/34 (e)(j)(l)	3,931,968	22,221
Series 2005-MCP1 Class XP, 0.5561% 6/12/43 (j)(l)	13,041,162	226,890
Series 2005-MKB2 Class XP, 0.2538% 9/12/42 (j)(l)	6,482,678	40,998
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	427,922	416,976
Series 2007-8 Class A1, 4.622% 8/12/49	689,274	657,256
Series 2006-4 Class XP, 0.6219% 12/12/49 (j)(l)	20,761,780	474,600
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (e)(j)	104,414	10,441
Series 2007-XCLA Class A1, 0.662% 7/17/17 (e)(j)	347,799	191,289
Series 2007-XLCA Class B, 0.9613% 7/17/17 (e)(j)	197,974	17,818
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (e)(j)	84,694	21,174
Class E, 0.712% 10/15/20 (e)(j)	105,926	21,185
Class F, 0.762% 10/15/20 (e)(j)	63,569	11,442
Class G, 0.802% 10/15/20 (e)(j)	78,581	11,787
Class H, 0.892% 10/15/20 (e)(j)	49,464	4,946
Class J, 1.042% 10/15/20 (e)(j)	56,462	4,517
Class MHRO, 1.152% 10/15/20 (e)(j)	22,950	2,525
Class MJPM, 1.462% 10/15/20 (e)(j)	7,766	699
Class MSTR, 1.162% 10/15/20 (e)(j)	14,148	1,981
Class NHRO, 1.352% 10/15/20 (e)(j)	33,519	3,017
Class NSTR, 1.312% 10/15/20 (e)(j)	13,176	1,449
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.9046% 4/15/38 (e)(j)(l)	$ 6,047,521	$ 108,231
Series 2006-HQ8 Class A1, 5.124% 3/12/44	191,719	189,813
Series 2006-T23 Class A1, 5.682% 8/12/41	496,908	480,903
Series 2007-HQ11 Class A1, 5.246% 2/20/44	695,735	675,564
Series 2003-IQ6 Class X2, 0.5824% 12/15/41 (e)(j)(l)	12,134,174	173,292
Series 2005-HQ5 Class X2, 0.2375% 1/14/42 (j)(l)	14,114,670	90,004
Series 2005-IQ9 Class X2, 1.0444% 7/15/56 (e)(j)(l)	12,908,616	311,271
Series 2005-TOP17 Class X2, 0.5794% 12/13/41 (j)(l)	9,130,627	162,900
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (e)(j)	270,216	21,617
Class D, 1.1613% 7/17/17 (e)(j)	127,146	8,900
Class E, 1.2613% 7/17/17 (e)(j)	103,321	6,199
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.327% 3/12/35 (e)(j)(l)	9,955,515	231,079
Series 2003-TOP9 Class X2, 1.4362% 11/13/36 (e)(j)(l)	5,194,394	130,787
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (e)(j)	274,263	224,896
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (e)(j)	161,978	89,088
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (e)(j)	176,861	72,513
Class F, 0.795% 8/11/18 (e)(j)	238,334	71,500
Class G, 0.815% 8/11/18 (e)(j)	225,785	56,446
Class J, 0.9331% 8/11/18 (e)(j)	50,198	18,071
Class X1A, 0.0239% 9/15/21 (e)(j)(l)	359,324	3
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (e)(j)	11,855	2,964
Class AP2, 1.255% 6/15/20 (e)(j)	19,414	3,883
Class F, 0.935% 6/15/20 (e)(j)	376,985	120,635
Class LXR2, 1.255% 6/15/20 (e)(j)	257,008	38,551
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	2,650,553	2,506,054
Series 2007-C30 Class A1, 5.031% 12/15/43	665,108	646,879
Series 2007-C31 Class A1, 5.14% 4/15/47	452,777	440,310
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C18 Class XP, 0.3252% 4/15/42 (e)(j)(l)	$ 19,778,807	$ 174,724
Series 2005-C20 Class A3SF, 0.4588% 7/15/42 (j)	1,332,935	1,189,479
Series 2006-C23 Class X, 0.0807% 1/15/45 (e)(j)(l)	259,571,789	1,127,684
Series 2006-C24 Class XP, 0.0768% 3/15/45 (e)(j)(l)	44,853,665	189,372
Series 2007-C30 Class XP, 0.4336% 12/15/43 (e)(j)(l)	50,509,717	827,536
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,925,031)		55,645,381
Commercial Paper - 1.0%

Bank of Nova Scotia yankee 0.76% 5/12/09	2,000,000	1,995,901
HVB U.S. Finance, Inc. yankee 1.4% 3/9/09	1,480,000	1,479,855
Lloyds TSB Bank PLC yankee 1.15% 5/11/09	4,000,000	3,991,986
Rabobank USA Financial Corp. yankee 0.9% 8/10/09	4,000,000	3,988,283
TOTAL COMMERCIAL PAPER (Cost $11,450,900)		11,456,025
Fixed-Income Funds - 0.3%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k) (Cost $4,775,182)	47,909	3,398,205
Cash Equivalents - 9.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	$ 8,168,176	8,168,000
0.28%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (a)	101,752,374	101,750,000
TOTAL CASH EQUIVALENTS (Cost $109,918,000)		109,918,000
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $1,384,047,682)		1,319,914,416
NET OTHER ASSETS - (10.3)%		(123,079,751)
NET ASSETS - 100%		$ 1,196,834,665
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
95 Eurodollar 90 Day Index Contracts	March 2009	$ 94,694,219	$ 504,389
92 Eurodollar 90 Day Index Contracts	June 2009	91,699,850	220,158
92 Eurodollar 90 Day Index Contracts	Sept. 2009	91,683,750	227,758
49 Eurodollar 90 Day Index Contracts	Dec. 2009	48,810,738	(12,232)
49 Eurodollar 90 Day Index Contracts	March 2010	48,795,425	(11,170)
TOTAL EURODOLLAR CONTRACTS			$ 928,903
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (i)

	Nov. 2034	$ 362,000	$ (335,276)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (i)	Oct. 2034	119,687	(64,278)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (i)	May 2033	362,000	(304,161)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	105,811	(97,196)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (i)

	August 2034	$ 87,388	$ (51,382)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (i)	Oct. 2034	108,324	(64,182)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (i)	April 2032	31,876	(25,904)

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (i)

	March 2034	$ 26,379	$ (1,759)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (i)	Feb. 2034	1,009	(953)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27 (Rating-Baa2) (i)	March 2009	1,000,000	(340)
		$ 2,204,474	$ (945,431)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,625,051 or 6.4% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $13,545,486 or 1.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $455,011.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,300,031.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,780,811 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,132,642
(n) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o) Non-income producing.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,168,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 3,202,673
UBS Securities LLC	4,965,327
$ 8,168,000
$101,750,000 due 3/02/09 at 0.28%
J.P. Morgan Securities, Inc.	$ 101,750,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 91,860
Fidelity Ultra-Short Central Fund	542,289
Total	$ 634,149
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 6,291,778	$ 91,859	$ 2,298,181	$ 3,398,205	0.4%
Fidelity Ultra-Short Central Fund	76,202,764	-	64,126,624*	-	0.0%
Total	$ 82,494,542	$ 91,859	$ 66,424,805	$ 3,398,205
* Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,319,914,416	$ 3,398,205	$ 1,296,911,348	$ 19,604,863
Other Financial Instruments*	$ (16,528)	$ 928,903	$ (355,884)	$ (589,547)
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,559,315	$ (1,233,143)
Total Realized Gain (Loss)	29,878	-
Total Unrealized Gain (Loss)	(9,640,355)	718,552
Cost of Purchases	5,259,619	-
Proceeds of Sales	(1,266,337)	-
Amortization/Accretion	(628,234)	-
Transfer in/out of Level 3	23,290,977	(74,956)
Ending Balance	$ 19,604,863	$ (589,547)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $19,366.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $13,532,123 of which $6,438,298, $4,621,616, $1,110,250 and $1,361,959 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $22,088,797 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $99,755,000 and repurchase agreements of $109,918,000) - See accompanying schedule: Unaffiliated issuers (cost $1,379,272,500)	$ 1,316,516,211
Fidelity Central Funds (cost $4,775,182)	3,398,205
Total Investments (cost $1,384,047,682)		$ 1,319,914,416
Cash		65,223
Receivable for investments sold		22,854,218
Receivable for swap agreements		5,225
Receivable for fund shares sold		1,522,397
Interest receivable		6,512,166
Distributions receivable from Fidelity Central Funds		9,878
Prepaid expenses		11,891
Total assets		1,350,895,414

Liabilities
Payable for investments purchased
Regular delivery	$ 3,140,243
Delayed delivery	42,657,708
Payable for swap agreements	552,911
Payable for fund shares redeemed	4,036,969
Distributions payable	165,302
Unrealized depreciation on swap agreements	945,431
Accrued management fee	325,293
Distribution fees payable	167,787
Payable for daily variation on futures contracts	413
Other affiliated payables	238,874
Other payables and accrued expenses	79,818
Collateral on securities loaned, at value	101,750,000
Total liabilities		154,060,749

Net Assets		$ 1,196,834,665
Net Assets consist of:
Paid in capital		$ 1,324,587,000
Undistributed net investment income		1,136,164
Accumulated undistributed net realized gain (loss) on investments		(64,738,707)
Net unrealized appreciation (depreciation) on investments		(64,149,792)
Net Assets		$ 1,196,834,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($275,529,961 ÷ 31,827,444 shares)	$ 8.66

Maximum offering price per share (100/98.50 of $8.66)	$ 8.79
Class T: Net Asset Value and redemption price per share ($267,576,604 ÷ 30,880,368 shares)	$ 8.66

Maximum offering price per share (100/98.50 of $8.66)	$ 8.79
Class B: Net Asset Value and offering price per share ($12,563,850 ÷ 1,456,263 shares)A	$ 8.63

Class C: Net Asset Value and offering price per share ($107,987,298 ÷ 12,464,493 shares)A	$ 8.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($533,176,952 ÷ 61,355,547 shares)	$ 8.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2009

Investment Income
Interest		$ 21,855,717
Income from Fidelity Central Funds		634,149
Total income		22,489,866

Expenses
Management fee	$ 2,036,417
Transfer agent fees	1,272,220
Distribution fees	1,009,781
Accounting and security lending fees	224,249
Custodian fees and expenses	19,060
Independent trustees' compensation	2,451
Registration fees	56,002
Audit	88,500
Legal	2,162
Miscellaneous	12,952
Total expenses before reductions	4,723,794
Expense reductions	(6,202)	4,717,592
Net investment income		17,772,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	184,047
Fidelity Central Funds	(28,977,784)
Futures contracts	1,682,875
Swap agreements	129,730
Total net realized gain (loss)		(26,981,132)
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,690,035)
Futures contracts	(563,782)
Swap agreements	844,038
Total change in net unrealized appreciation (depreciation)		(13,409,779)
Net gain (loss)		(40,390,911)
Net increase (decrease) in net assets resulting from operations		$ (22,618,637)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,772,274	$ 54,585,898
Net realized gain (loss)	(26,981,132)	(24,447,492)
Change in net unrealized appreciation (depreciation)	(13,409,779)	(22,462,426)
Net increase (decrease) in net assets resulting from operations	(22,618,637)	7,675,980
Distributions to shareholders from net investment income	(16,520,027)	(54,115,364)
Share transactions - net increase (decrease)	(138,734,810)	(18,385,435)
Total increase (decrease) in net assets	(177,873,474)	(64,824,819)

Net Assets
Beginning of period	1,374,708,139	1,439,532,958
End of period (including undistributed net investment income of $1,136,164 and distributions in excess of net investment income of $116,083, respectively)	$ 1,196,834,665	$ 1,374,708,139

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44
Income from Investment Operations
Net investment income E	.120	.364	.414	.305	.281	.202	.261
Net realized and unrealized gain (loss)	(.289)	(.315)	(.154)	.002	(.204)	.040	.128
Total from investment operations	(.169)	.049	.260	.307	.077	.242	.389
Distributions from net investment income	(.111)	(.359)	(.400)	(.307)	(.279)	(.192)	(.279)
Distributions from net realized gain	-	-	-	-	(.008)	-	-
Total distributions	(.111)	(.359)	(.400)	(.307)	(.287)	(.192)	(.279)
Net asset value, end of period	$ 8.66	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55
Total Return B, C, D	(1.89)%	.51%	2.79%	3.33%	.81%	2.56%	4.16%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.78%	.78%	.78% A	.85%	.87%	.81%
Expenses net of fee waivers, if any	.79% A	.78%	.78%	.78% A	.85%	.87%	.81%
Expenses net of all reductions	.79% A	.78%	.77%	.78% A	.85%	.87%	.81%
Net investment income	2.77% A	3.98%	4.41%	3.91% A	2.96%	2.13%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,530	$ 342,015	$ 412,412	$ 377,221	$ 369,512	$ 357,760	$ 186,290
Portfolio turnover rate G	277% A	94%	91% K	55% A	94%	87%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income E	.122	.368	.417	.308	.284	.207	.261
Net realized and unrealized gain (loss)	(.290)	(.327)	(.154)	.002	(.194)	.038	.118
Total from investment operations	(.168)	.041	.263	.310	.090	.245	.379
Distributions from net investment income	(.112)	(.361)	(.403)	(.310)	(.282)	(.195)	(.279)
Distributions from net realized gain	-	-	-	-	(.008)	-	-
Total distributions	(.112)	(.361)	(.403)	(.310)	(.290)	(.195)	(.279)
Net asset value, end of period	$ 8.66	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Total Return B, C, D	(1.88)%	.43%	2.82%	3.36%	.95%	2.59%	4.04%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.76%	.75%	.74% A	.81%	.83%	.82%
Expenses net of fee waivers, if any	.77% A	.76%	.75%	.74% A	.81%	.83%	.82%
Expenses net of all reductions	.77% A	.76%	.75%	.74% A	.81%	.83%	.82%
Net investment income	2.79% A	4.01%	4.44%	3.95% A	2.99%	2.16%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,577	$ 334,850	$ 516,227	$ 514,917	$ 544,662	$ 517,440	$ 468,931
Portfolio turnover rate G	277% A	94%	91% K	55% A	94%	87%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46
Income from Investment Operations
Net investment income E	.087	.295	.344	.247	.210	.130	.183
Net realized and unrealized gain (loss)	(.329)	(.326)	(.155)	.002	(.194)	.038	.120
Total from investment operations	(.242)	(.031)	.189	.249	.016	.168	.303
Distributions from net investment income	(.078)	(.289)	(.329)	(.249)	(.208)	(.118)	(.203)
Distributions from net realized gain	-	-	-	-	(.008)	-	-
Total distributions	(.078)	(.289)	(.329)	(.249)	(.216)	(.118)	(.203)
Net asset value, end of period	$ 8.63	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56
Total Return B, C, D	(2.71)%	(.36)%	2.01%	2.68%	.17%	1.77%	3.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.55%	1.54%	1.54% A	1.61%	1.63%	1.61%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.54%	1.54% A	1.60%	1.63%	1.61%
Expenses net of all reductions	1.55% A	1.55%	1.53%	1.53% A	1.60%	1.63%	1.61%
Net investment income	2.01% A	3.22%	3.65%	3.15% A	2.21%	1.36%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,564	$ 11,617	$ 19,895	$ 30,678	$ 39,190	$ 53,502	$ 49,353
Portfolio turnover rate G	277% A	94%	91% K	55% A	94%	87%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income E	.085	.291	.340	.244	.206	.129	.182
Net realized and unrealized gain (loss)	(.299)	(.315)	(.155)	.002	(.204)	.048	.118
Total from investment operations	(.214)	(.024)	.185	.246	.002	.177	.300
Distributions from net investment income	(.076)	(.286)	(.325)	(.246)	(.204)	(.117)	(.200)
Distributions from net realized gain	-	-	-	-	(.008)	-	-
Total distributions	(.076)	(.286)	(.325)	(.246)	(.212)	(.117)	(.200)
Net asset value, end of period	$ 8.66	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55
Total Return B, C, D	(2.39)%	(.29)%	1.98%	2.65%	.02%	1.86%	3.19%
Ratios to Average Net Assets F, I
Expenses before reductions	1.60% A	1.58%	1.57%	1.58% A	1.64%	1.65%	1.64%
Expenses net of fee waivers, if any	1.60% A	1.58%	1.57%	1.58% A	1.64%	1.65%	1.64%
Expenses net of all reductions	1.60% A	1.58%	1.57%	1.57% A	1.64%	1.65%	1.64%
Net investment income	1.96% A	3.18%	3.62%	3.12% A	2.16%	1.34%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,987	$ 97,150	$ 129,105	$ 156,364	$ 194,992	$ 273,166	$ 359,779
Portfolio turnover rate G	277% A	94%	91% K	55% A	94%	87%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 G

2005 I

2004 I

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Income from Investment Operations
Net investment income D	.132	.385	.435	.321	.301	.225	.278
Net realized and unrealized gain (loss)	(.260)	(.324)	(.154)	.003	(.194)	.038	.119
Total from investment operations	(.128)	.061	.281	.324	.107	.263	.397
Distributions from net investment income	(.122)	(.381)	(.421)	(.324)	(.299)	(.213)	(.297)
Distributions from net realized gain	-	-	-	-	(.008)	-	-
Total distributions	(.122)	(.381)	(.421)	(.324)	(.307)	(.213)	(.297)
Net asset value, end of period	$ 8.69	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Total Return B, C	(1.43)%	.65%	3.02%	3.51%	1.14%	2.78%	4.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54%	.55%	.57% A	.63%	.64%	.63%
Expenses net of fee waivers, if any	.54% A	.54%	.55%	.57% A	.63%	.64%	.63%
Expenses net of all reductions	.54% A	.54%	.55%	.57% A	.63%	.64%	.63%
Net investment income	3.02% A	4.23%	4.64%	4.12% A	3.18%	2.35%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 533,177	$ 589,076	$ 361,894	$ 224,908	$ 151,257	$ 98,505	$ 91,138
Portfolio turnover rate F	277% A	94%	91% J	55% A	94%	87%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,144,009
Unrealized depreciation	(74,799,397)
Net unrealized appreciation (depreciation)	$ (63,655,388)
Cost for federal income tax purposes	$ 1,383,569,804

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

(buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $2,204,474 representing 0.2% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $67,400,338 and $193,118,279, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.15%	$ 235,443	$ 6,369
Class T	-%	.15%	223,672	4,264
Class B	.65%	.25%	57,981	42,119
Class C	.75%	.25%	492,685	40,588
			$ 1,009,781	$ 93,340

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,956
Class T	7,064
Class B*	23,671
Class C*	10,299
$ 57,990

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 394,567.25
Class T	340,704.23
Class B	16,268.25
Class C	100,838.21
Institutional Class	419,843.15
	$ 1,272,220

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $38,383,060 in return for 613,870 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,941 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $174,359.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,202.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements - continued

10. Other - continued

In March 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 4,031,155	$ 15,639,258
Class T	3,865,297	17,927,649
Class B	115,075	501,393
Class C	850,140	3,571,643
Institutional Class	7,658,360	16,475,421
Total	$ 16,520,027	$ 54,115,364

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	5,300,214	11,302,265	$ 46,139,585	$ 103,603,312
Reinvestment of distributions	416,206	1,539,856	3,634,570	14,071,246
Shares redeemed	(12,158,131)	(19,150,281)	(106,416,026)	(174,320,632)
Net increase (decrease)	(6,441,711)	(6,308,160)	$ (56,641,871)	$ (56,646,074)
Class T
Shares sold	3,671,556	10,974,663	$ 31,961,366	$ 100,897,906
Reinvestment of distributions	402,031	1,767,638	3,513,880	16,191,013
Shares redeemed	(10,632,998)	(31,063,213)	(93,248,596)	(283,101,603)
Net increase (decrease)	(6,559,411)	(18,320,912)	$ (57,773,350)	$ (166,012,684)

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12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class B
Shares sold	849,795	661,531	$ 7,404,271	$ 6,072,366
Reinvestment of distributions	9,301	41,928	81,263	384,593
Shares redeemed	(700,372)	(1,552,588)	(6,131,754)	(14,215,142)
Net increase (decrease)	158,724	(849,129)	$ 1,353,780	$ (7,758,183)
Class C
Shares sold	3,857,523	1,924,284	$ 33,588,455	$ 17,674,887
Reinvestment of distributions	65,830	261,023	575,404	2,389,857
Shares redeemed	(2,317,232)	(5,267,046)	(20,328,992)	(48,161,144)
Net increase (decrease)	1,606,121	(3,081,739)	$ 13,834,867	$ (28,096,400)
Institutional Class
Shares sold	15,686,339	38,519,700	$ 137,902,531	$ 347,579,198
Reinvestment of distributions	818,523	1,561,667	7,155,382	14,241,593
Shares redeemed	(21,019,905)	(13,302,803)	(184,566,149)	(121,692,885)
Net increase (decrease)	(4,515,043)	26,778,564	$ (39,508,236)	$ 240,127,906

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2009 and for the year ended August 31, 2008, and the financial highlights for the six months ended February 28, 2009 and for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2009 and for the year ended August 31, 2008, and the financial highlights for the six months ended February 28, 2009 and for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 8, 2009

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFII-USAN-0409
1.784906.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 11, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 11, 2009